NATIONWIDE

VLI SEPARATE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Asset Allocation Fund - Class 2 (AMVAA2)
90,257 shares (cost $1,275,701)	$1,322,259
Bond Fund - Class 2 (AMVBD2)
84,441 shares (cost $821,078)	863,833
Global Small Capitalization Fund - Class 2 (AMVGS2)
51,878 shares (cost $686,497)	920,826
Growth Fund - Class 2 (AMVGR2)
38,451 shares (cost $1,457,489)	1,772,578
Large Cap Core V.I. Fund - Class II (MLVLC2)
70,035 shares (cost $1,250,296)	1,474,233
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
199,635 shares (cost $2,915,129)	2,976,557
Variable Series, Inc. - Social Equity Portfolio (CVSSE)
12,487 shares (cost $205,696)	206,163
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
80,511 shares (cost $472,821)	471,797
U.S. Equity Flex I Portfolio (WSCP)
145,640 shares (cost $1,691,373)	1,816,132
Variable Account Fund, Inc. - Value Portfolio (DAVVL)
194,655 shares (cost $1,549,858)	2,092,536
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
218,265 shares (cost $2,030,976)	2,937,853
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
30,469 shares (cost $128,576)	169,713
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
420,636 shares (cost $10,876,956)	11,748,357
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
1,710,292 shares (cost $54,499,898)	56,730,384
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2,603,124 shares (cost $10,567,185)	11,844,213
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
525,471 shares (cost $25,742,405)	23,819,592
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,359,606 shares (cost $58,009,417)	61,291,056

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
98,375 shares (cost $1,036,003)	$1,303,464
Investors Growth Stock Series - Initial Class (MIGIC)
337,754 shares (cost $3,303,918)	3,320,121
Research International Series - Service Class (MVRISC)
58,576 shares (cost $591,234)	663,667
Value Series - Initial Class (MVFIC)
609,479 shares (cost $7,800,584)	7,191,851
Value Series - Service Class (MVFSC)
322,366 shares (cost $3,162,213)	3,765,238
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
211,252 shares (cost $3,067,361)	3,037,808
Core Plus Fixed Income Portfolio - Class I (MSVFI)
251,930 shares (cost $2,729,476)	2,501,669
Emerging Markets Debt Portfolio - Class I (MSEM)
1,225,063 shares (cost $8,702,485)	9,494,242
Mid Cap Growth Portfolio- class I (MSVMG)
1,034,620 shares (cost $8,299,711)	9,477,123
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)
22,472 shares (cost $348,839)	379,106
U.S. Real Estate Portfolio - Class I (MSVRE)
2,056,474 shares (cost $18,342,506)	20,873,210
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
23,982 shares (cost $272,752)	264,277
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,180 shares (cost $28,531)	27,771
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
250,844 shares (cost $4,458,780)	3,933,230
American Funds NVIT Bond Fund - Class II (GVABD2)
255,781 shares (cost $2,664,541)	2,724,066
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
292,510 shares (cost $6,562,386)	5,782,917
American Funds NVIT Growth Fund - Class II (GVAGR2)
154,030 shares (cost $8,843,748)	7,086,930
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
69,317 shares (cost $2,304,168)	2,324,195
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,208,832 shares (cost $21,301,535)	21,178,288

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Federated NVIT High Income Bond Fund - Class III (HIBF3)
1,819,483 shares (cost $10,198,627)	$11,990,391
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2,509,715 shares (cost $29,517,831)	28,510,360
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
1,319,327 shares (cost $19,044,111)	14,961,165
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
345,222 shares (cost $3,548,961)	2,789,396
Gartmore NVIT International Equity Fund - Class I (GIG)
682,662 shares (cost $4,841,355)	5,468,126
Gartmore NVIT International Equity Fund - Class III (GIG3)
460,549 shares (cost $3,299,529)	3,693,604
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
62,988 shares (cost $450,888)	503,904
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
383,470 shares (cost $4,982,938)	3,919,064
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
1,426 shares (cost $14,149)	14,573
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,788,575 shares (cost $13,613,265)	15,113,461
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
21,154 shares (cost $159,379)	178,324
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
42,309 shares (cost $283,010)	355,820
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
90,832 shares (cost $751,535)	867,448
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
171,312 shares (cost $1,437,008)	1,557,228
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
91,731 shares (cost $835,822)	922,817
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
240,942 shares (cost $1,982,041)	2,247,987
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
341,687 shares (cost $2,575,077)	3,020,509
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
67,028 shares (cost $574,356)	653,523
NVIT Core Bond Fund - Class I (NVCBD1)
59,505 shares (cost $601,137)	607,551

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Core Plus Bond Fund - Class I (NVLCP1)
23,479 shares (cost $240,086)	$253,339
NVIT Fund - Class I (TRF)
38,338,927 shares (cost $395,794,435)	310,928,696
NVIT Global Financial Services Fund - Class I (GVGF1)
292,654 shares (cost $1,593,714)	2,183,201
NVIT Government Bond Fund - Class I (GBF)
9,815,120 shares (cost $114,551,757)	115,229,514
NVIT Growth Fund - Class I (CAF)
1,289,097 shares (cost $12,640,984)	15,159,786
NVIT Health Sciences Fund - Class I (GVGH1)
300,925 shares (cost $2,950,444)	2,888,885
NVIT Health Sciences Fund - Class III (GVGHS)
257,823 shares (cost $2,492,012)	2,480,260
NVIT International Index Fund - Class II (GVIX2)
452,896 shares (cost $3,392,493)	3,672,988
NVIT International Index Fund - Class VI (GVIX6)
70,881 shares (cost $604,098)	574,139
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
3,347,655 shares (cost $36,834,910)	27,551,197
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,822 shares (cost $21,805)	21,918
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
9,666 shares (cost $122,391)	124,792
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,513,667 shares (cost $14,554,491)	14,939,889
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
8,315,373 shares (cost $87,212,664)	80,742,275
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
7,772,778 shares (cost $88,328,089)	72,986,388
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,875,374 shares (cost $19,499,420)	18,397,421
NVIT Leaders Fund - Class I (GVUS1)
121,669 shares (cost $1,052,466)	1,043,924
NVIT Mid Cap Index Fund - Class I (MCIF)
3,406,740 shares (cost $56,603,027)	50,487,894
NVIT Money Market Fund - Class I (SAM)
111,488,338 shares (cost $111,488,338)	111,488,338

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Money Market Fund - Class V (SAM5)
298,221,923 shares (cost $298,221,923)	$298,221,923
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2,080,171 shares (cost $15,838,861)	17,972,679
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
109,791 shares (cost $1,610,362)	1,079,247
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
573,297 shares (cost $8,476,116)	5,612,577
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
271,763 shares (cost $2,108,359)	2,361,624
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
444,558 shares (cost $3,373,204)	3,712,059
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
3,789,771 shares (cost $27,602,609)	31,796,180
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,259,081 shares (cost $10,317,947)	11,495,409
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
950,029 shares (cost $13,776,404)	11,685,353
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
4,392,677 shares (cost $49,151,153)	36,459,218
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,654,761 shares (cost $88,421,734)	67,261,295
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,602,489 shares (cost $13,516,298)	13,252,584
NVIT Short Term Bond Fund - Class I (NVSTB1)
54,706 shares (cost $555,447)	562,925
NVIT Short Term Bond Fund - Class II (NVSTB2)
280,815 shares (cost $2,892,996)	2,878,357
NVIT Technology & Communications Fund - Class I (GGTC)
1,267,032 shares (cost $4,452,372)	4,307,907
NVIT Technology & Communications Fund - Class III (GGTC3)
752,714 shares (cost $2,385,494)	2,581,809
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
361,680 shares (cost $3,375,083)	2,712,597
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
30,064 shares (cost $413,215)	423,294
Templeton NVIT International Value Fund - Class III (NVTIV3)
7,936 shares (cost $110,741)	110,304

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Van Kampen NVIT Comstock Value Fund - Class I (EIF)
1,001,442 shares (cost $11,284,430)	$8,892,805
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
3,154,389 shares (cost $19,874,480)	23,027,042
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
390,158 shares (cost $4,642,201)	4,377,570
V.I. Basic Value Fund - Series I (AVBVI)
126,415 shares (cost $614,431)	755,960
V.I. Capital Appreciation Fund - Series I (AVCA)
45,537 shares (cost $1,044,598)	925,771
V.I. Capital Development Fund - Series I (AVCDI)
779,693 shares (cost $8,883,169)	8,802,730
V.I. International Growth Fund - Series I (AVIE)
1,272,829 shares (cost $33,839,836)	33,106,289
VPS Growth and Income Portfolio - Class A (ALVGIA)
704,089 shares (cost $14,459,428)	10,702,152
VPS International Value Portfolio - Class A (ALVIVA)
2,146,233 shares (cost $28,462,544)	31,549,621
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
575,607 shares (cost $6,922,688)	7,718,887
VP Income & Growth Fund - Class I (ACVIG)
2,914,195 shares (cost $19,972,655)	15,678,368
VP Inflation Protection Fund - Class II (ACVIP2)
2,635,781 shares (cost $27,744,548)	28,281,932
VP International Fund - Class I (ACVI)
2,153,754 shares (cost $16,797,095)	16,648,518
VP International Fund - Class III (ACVI3)
1 share (cost $2)	3
VP Mid Cap Value Fund - Class I (ACVMV1)
230,644 shares (cost $2,460,721)	2,795,410
VP Ultra(R) Fund - Class I (ACVU1)
101,210 shares (cost $722,812)	821,824
VP Value Fund - Class I (ACVV)
10,005,707 shares (cost $66,459,313)	52,830,132
VP Vista(SM) Fund - Class I (ACVVS1)
147,241 shares (cost $1,571,374)	1,942,115
MidCap Stock Portfolio - Initial Shares (DVMCS)
84,403 shares (cost $899,976)	882,854
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,898,104 shares (cost $32,313,760)	28,256,513

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Stock Index Fund, Inc. - Initial Shares (DSIF)
10,066,649 shares (cost $295,561,579)	$264,853,529
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
405,293 shares (cost $9,244,849)	10,643,001
Appreciation Portfolio - Initial Shares (DCAP)
757,627 shares (cost $26,714,297)	23,789,476
Developing Leaders Portfolio - Initial Shares (DSC)
27,482 shares (cost $675,517)	645,548
International Value Portfolio - Initial Shares (DVIV)
2,168,606 shares (cost $26,749,368)	23,681,177
Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
152,343 shares (cost $1,293,764)	1,528,001
Variable Series II - Strategic Value VIP - Class B (SVSHEB)
68,543 shares (cost $429,168)	505,851
Capital Appreciation Fund II - Primary Shares (FVCA2P)
109,824 shares (cost $653,561)	628,194
Clover Value Fund II - Primary Shares (FALF)
20,500 shares (cost $258,117)	185,734
Market Opportunity Fund II - Service Shares (FVMOS)
74,584 shares (cost $748,947)	734,657
Quality Bond Fund II - Primary Shares (FQB)
3,188,010 shares (cost $34,814,761)	35,705,717
VIP Fund - Contrafund Portfolio - Service Class (FCS)
7,131,988 shares (cost $178,297,367)	146,562,349
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
579,605 shares (cost $10,232,374)	9,731,563
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
3,776,552 shares (cost $86,583,526)	63,257,251
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
193,358 shares (cost $1,897,910)	1,889,107
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
631,167 shares (cost $5,745,762)	5,996,082
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
337,883 shares (cost $3,359,407)	3,047,703
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
6,278 shares (cost $55,060)	69,062
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
543,266 shares (cost $9,024,640)	7,866,493

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Growth Portfolio - Service Class (FGS)
2,160,927 shares (cost $71,866,971)	$64,741,380
VIP Fund - High Income Portfolio - Service Class (FHIS)
2,590,238 shares (cost $13,556,283)	13,624,653
VIP Fund - High Income Portfolio - Service Class R (FHISR)
713,583 shares (cost $3,261,099)	3,746,310
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
38,297 shares (cost $4,375,973)	4,581,059
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
1,343,008 shares (cost $16,160,262)	16,639,864
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,464,742 shares (cost $39,098,532)	37,219,083
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,905,752 shares (cost $37,796,493)	28,567,225
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
813,533 shares (cost $16,239,942)	12,178,596
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
476,308 shares (cost $4,036,318)	3,672,333
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
120,718 shares (cost $1,048,176)	1,179,413
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
67,308 shares (cost $590,957)	625,964
Franklin Income Securities Fund - Class 2 (FTVIS2)
300,969 shares (cost $4,665,254)	4,249,689
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
627,781 shares (cost $11,445,528)	10,126,109
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
730,242 shares (cost $12,017,707)	9,493,140
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
361,468 shares (cost $4,238,269)	4,615,952
Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)
11,015 shares (cost $180,218)	207,188
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
583,767 shares (cost $6,379,094)	5,680,050
Templeton Foreign Securities Fund - Class 1 (TIF)
124,152 shares (cost $1,841,157)	1,698,397
Templeton Foreign Securities Fund - Class 2 (TIF2)
954,249 shares (cost $13,298,781)	12,834,651

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Templeton Foreign Securities Fund - Class 3 (TIF3)
414,728 shares (cost $6,490,023)	$5,544,913
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
146,415 shares (cost $2,488,827)	2,537,364
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
369,423 shares (cost $6,118,191)	6,402,097
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
41,551 shares (cost $255,055)	296,677
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
4,099,791 shares (cost $53,272,957)	46,532,631
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
22,047 shares (cost $212,488)	272,278
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
444,182 shares (cost $10,697,810)	10,638,595
Guardian Portfolio - I Class Shares (AMGP)
98,108 shares (cost $1,376,798)	1,567,758
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
262,768 shares (cost $6,497,235)	5,581,202
Partners Portfolio - I Class Shares (AMTP)
320,507 shares (cost $2,795,325)	3,144,179
Regency Portfolio - I Class Shares (AMRI)
242,190 shares (cost $2,516,248)	2,969,250
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
155,004 shares (cost $1,532,304)	1,588,789
Socially Responsive Portfolio - I Class Shares (AMSRS)
189,241 shares (cost $2,835,123)	2,289,818
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2,361,729 shares (cost $84,847,754)	87,242,271
Global Securities Fund/VA - Class 3 (OVGS3)
583,291 shares (cost $17,976,484)	15,556,361
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,834,999 shares (cost $54,017,894)	48,627,482
High Income Fund/VA - Class 3 (OVHI3)
494,305 shares (cost $1,027,361)	983,667
High Income Fund/VA - Non-Service Shares (OVHI)
205,788 shares (cost $1,665,978)	407,461
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
1,466,856 shares (cost $29,914,649)	26,667,443

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
302,787 shares (cost $4,762,850)	$4,360,135
MidCap Fund/VA - Non-Service Shares (OVAG)
630,831 shares (cost $26,696,682)	23,037,962
Strategic Bond Fund/VA - Non-Service Shares (OVSB)
330,104 shares (cost $1,568,860)	1,749,553
All Asset Portfolio - Administrative Class (PMVAAA)
82,641 shares (cost $801,654)	863,598
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
59,947 shares (cost $657,402)	637,839
Low Duration Portfolio - Administrative Class (PMVLDA)
5,676,436 shares (cost $57,596,032)	57,388,768
Real Return Portfolio - Administrative Class (PMVRRA)
6,065,318 shares (cost $74,485,102)	75,452,552
Total Return Portfolio - Administrative Class (PMVTRA)
21,073,492 shares (cost $220,489,717)	228,015,188
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
48,137 shares (cost $953,045)	1,316,074
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
1,937,365 shares (cost $16,127,081)	18,463,089
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
51,867 shares (cost $976,850)	746,880
Putnam VT International Equity Fund - IB Shares (PVTIGB)
113,397 shares (cost $1,751,995)	1,256,443
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
343 shares (cost $3,191)	3,761
Putnam VT Vista Fund - IB Shares (PVVIB)
8,124 shares (cost $63,452)	93,671
Putnam VT Voyager Fund - IB Shares (PVTVB)
41,646 shares (cost $1,025,796)	1,349,346
Global Real Estate Portfolio - Class II (VKVGR2)
96,908 shares (cost $538,503)	748,132
Micro-Cap Portfolio - Investment Class (ROCMC)
4,128,057 shares (cost $38,846,038)	39,340,379
Small-Cap Portfolio - Investment Class (ROCSC)
31,826 shares (cost $201,290)	276,251
Blue Chip Growth Portfolio - II (TRBCG2)
338,560 shares (cost $3,086,608)	3,216,317

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Equity Income Portfolio - II (TREI2)
4,047,578 shares (cost $75,843,298)	$71,277,849
Health Sciences Portfolio - II (TRHS2)
124,138 shares (cost $1,396,430)	1,565,385
Mid-Cap Growth Portfolio - II (TRMCG2)
1,047,355 shares (cost $20,358,595)	20,821,424
New America Growth Portfolio (TRNAG1)
706,430 shares (cost $10,161,822)	13,499,877
Personal Strategy Balanced Portfolio (TRPSB1)
27,652 shares (cost $381,879)	454,043
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,693,117 shares (cost $18,030,851)	18,996,775
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
1,037,902 shares (cost $29,611,724)	30,369,020
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
79,610 shares (cost $1,143,553)	1,381,227
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
141,511 shares (cost $1,542,328)	1,634,452
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
229,344 shares (cost $3,403,659)	3,683,261
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
268,124 shares (cost $2,785,495)	3,222,851
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
321,514 shares (cost $3,280,735)	3,453,062
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
493,407 shares (cost $4,310,848)	4,551,824
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
102,264 shares (cost $798,502)	948,820
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
170,834 shares (cost $708,505)	877,712
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
68,087 shares (cost $926,620)	1,041,489
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
119,004 shares (cost $1,576,784)	1,868,363
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
554,169 shares (cost $8,004,319)	8,318,072

(Continued)

Nationwide VLI Separate Account-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
584,869 shares (cost $2,940,396)	$3,713,921

Total Investments	3,764,648,339

Accounts Receivable - International Equity Flex I Portfolio (obsolete) (WIEP)	1,240
Accounts Receivable - International Equity Flex II Portfolio (obsolete) (WVCP)	203

Total Assets	3,764,649,782
Accounts Payable - VP International Fund - Class III (ACVI3)	3
Accounts Payable - U.S. Equity Flex I Portfolio (WSCP)	726,444
Other Accounts Payable	101,957

Total Accounts Payable	828,404

$3,763,821,378

Contract Owners’ Equity:
Accumulation units	3,763,821,378
Total Contract Owners’ Equity (note 8)	$3,763,821,378

See accompanying notes to financial statements.

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	AMVAA2	AMVBD2	AMVGS2	AMVGR2	MLVLC2	MLVGA2	CVSSE
Reinvested dividends	$65,424,850	26,748	25,045	2,091	9,519	16,666	33,614	742
Asset Charges (note 3)	(4,368,321)	(1,969)	(1,493)	(1,125)	(2,700)	(2,867)	-	(214)

Net investment income (loss)	61,056,529	24,779	23,552	966	6,819	13,799	33,614	528
Realized gain (loss) on investments	(358,177,114)	(65,240)	(15,359)	(186,340)	(308,612)	(325,237)	9,083	(22,950)
Change in unrealized gain (loss) on investments	1,008,719,318	289,232	72,580	452,147	783,659	604,305	61,427	49,279

Net gain (loss) on investments	650,542,204	223,992	57,221	265,807	475,047	279,068	70,510	26,329
Reinvested capital gains	50,615,249	-	-	-	-	-	-	9,784

Net increase (decrease) in contract owners’ equity resulting from operations	$762,213,982	248,771	80,773	266,773	481,866	292,867	104,124	36,641

Investment Activity:	CSIEF3	WSCP	DAVVL	OGGO	JPMMV1	JABS	JACAS	JAGTS
Reinvested dividends	$-	-	16,161	-	-	260,816	6,579	-
Asset Charges (note 3)	(15)	(30)	(3,076)	(5,642)	(163)	(14,045)	(51,876)	(4,489)

Net investment income (loss)	(15)	(30)	13,085	(5,642)	(163)	246,771	(45,297)	(4,489)
Realized gain (loss) on investments	2,566	10,414	(143,939)	(102,721)	180	(795,610)	1,745,282	236,968
Change in unrealized gain (loss) on investments	(1,024)	124,758	715,824	1,006,472	41,137	2,248,632	16,558,142	4,251,296

Net gain (loss) on investments	1,542	135,172	571,885	903,751	41,317	1,453,022	18,303,424	4,488,264
Reinvested capital gains	-	-	-	-	-	320,012	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,527	135,142	584,970	898,109	41,154	2,019,805	18,258,127	4,483,775

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	JARLCS	JAIGS2	JAIGS	LOVMCV	MIGIC	MVRISC	MVFIC	MVFSC
Reinvested dividends	$2,199	75,197	214,063	5,654	20,378	4,742	77,213	36,162
Asset Charges (note 3)	-	-	(73,244)	(2,071)	-	(984)	-	(6,861)

Net investment income (loss)	2,199	75,197	140,819	3,583	20,378	3,758	77,213	29,301
Realized gain (loss) on investments	(193,632)	(1,003,544)	2,092,288	(470,487)	(119,540)	(9,041)	(563,326)	(105,731)
Change in unrealized gain (loss) on investments	231,479	10,228,555	26,292,193	733,471	1,031,933	106,342	1,787,278	839,404

Net gain (loss) on investments	37,847	9,225,011	28,384,481	262,984	912,393	97,301	1,223,952	733,673
Reinvested capital gains	(67)	507,630	1,524,193	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$39,979	9,807,838	30,049,493	266,567	932,771	101,059	1,301,165	762,974

Investment Activity:	MVIVSC	MSVFI	MSEM	MSVMG	MSVEG	MSVRE	NVAGF3	NVAMV1
Reinvested dividends	$-	240,723	748,969	-	-	1,105,676	8,672	457
Asset Charges (note 3)	(677)	-	(11,571)	(16,993)	(694)	(37,281)	-	-

Net investment income (loss)	(677)	240,723	737,398	(16,993)	(694)	1,068,395	8,672	457
Realized gain (loss) on investments	28,429	(123,741)	(1,492,240)	(3,580,005)	(2,036)	(39,285,801)	1,344	3,912
Change in unrealized gain (loss) on investments	(29,554)	136,733	3,233,667	7,296,271	139,072	43,914,953	(8,475)	(760)

Net gain (loss) on investments	(1,125)	12,992	1,741,427	3,716,266	137,036	4,629,152	(7,131)	3,152
Reinvested capital gains	-	-	-	-	-	-	1,173	2,439

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,802)	253,715	2,478,825	3,699,273	136,342	5,697,547	2,714	6,048

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM
Reinvested dividends	$2,621	8,601	-	-	-	1,809,259	981,264	308,393
Asset Charges (note 3)	-	-	-	-	-	(35,075)	-	(47,059)

Net investment income (loss)	2,621	8,601	-	-	-	1,774,184	981,264	261,334
Realized gain (loss) on investments	(177,856)	(184,344)	(356,606)	(992,070)	(294,455)	(2,015,466)	(1,275,133)	(10,300,909)
Change in unrealized gain (loss) on investments	826,043	472,238	1,635,045	2,098,032	744,397	7,106,133	3,979,738	21,638,633

Net gain (loss) on investments	648,187	287,894	1,278,439	1,105,962	449,942	5,090,667	2,704,605	11,337,724
Reinvested capital gains	83,925	822	339,649	642,236	47,807	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$734,733	297,317	1,618,088	1,748,198	497,749	6,864,851	3,685,869	11,599,058

Investment Activity:	GEM3	GVGU1	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1
Reinvested dividends	$148,491	108,269	58,583	3,333	498	37,027	64	10,318
Asset Charges (note 3)	-	(1,861)	(3,363)	-	-	(865)	-	-

Net investment income (loss)	148,491	106,408	55,220	3,333	498	36,162	64	10,318
Realized gain (loss) on investments	(1,938,071)	(932,336)	(4,204,394)	(8,426)	(24,066)	(329,610)	63	104,269
Change in unrealized gain (loss) on investments	7,575,496	1,013,356	5,470,605	469,935	83,896	1,154,975	424	1,500,363

Net gain (loss) on investments	5,637,425	81,020	1,266,211	461,509	59,830	825,365	487	1,604,632
Reinvested capital gains	-	-	-	-	-	-	-	32,649

Net increase (decrease) in contract owners’ equity resulting from operations	$5,785,916	187,428	1,321,431	464,842	60,328	861,527	551	1,647,599

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1
Reinvested dividends	$300	3,137	14,685	18,627	23,300	32,429	36,889	12,101
Asset Charges (note 3)	-	-	-	-	(14)	-	-	-

Net investment income (loss)	300	3,137	14,685	18,627	23,286	32,429	36,889	12,101
Realized gain (loss) on investments	(9,127)	(89,222)	(15,424)	(14,153)	11,717	(17,203)	(228,372)	(454)
Change in unrealized gain (loss) on investments	31,839	177,395	138,862	246,582	102,299	350,508	786,425	75,372

Net gain (loss) on investments	22,712	88,173	123,438	232,429	114,016	333,305	558,053	74,918
Reinvested capital gains	-	79	-	-	1,717	118	1,157	387

Net increase (decrease) in contract owners’ equity resulting from operations	$23,012	91,389	138,123	251,056	139,019	365,852	596,099	87,406

Investment Activity:	NVCBD1	NVLCP1	TRF	GVGF1	GBF	CAF	GVGH1	GVGHS
Reinvested dividends	$16,101	10,487	3,587,190	22,473	4,158,936	70,330	7,650	6,852
Asset Charges (note 3)	-	-	(241,748)	(1,433)	(180,779)	(2,827)	(2,848)	-

Net investment income (loss)	16,101	10,487	3,345,442	21,040	3,978,157	67,503	4,802	6,852
Realized gain (loss) on investments	24,773	21,401	(1,042,850)	(1,389,231)	947,871	258,366	(266,588)	(339,358)
Change in unrealized gain (loss) on investments	3,669	9,164	61,992,768	1,963,916	(3,501,589)	3,518,953	738,864	735,726

Net gain (loss) on investments	28,442	30,565	60,949,918	574,685	(2,553,718)	3,777,319	472,276	396,368
Reinvested capital gains	3,009	4,977	-	-	1,702,702	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$47,552	46,029	64,295,360	595,725	3,127,141	3,844,822	477,078	403,220

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVIX2	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$30,818	11,544	252,719	135	814	308,736	1,052,225	821,640
Asset Charges (note 3)	(2,598)	-	(16,169)	-	-	(21,853)	(37,248)	(16,466)

Net investment income (loss)	28,220	11,544	236,550	135	814	286,883	1,014,977	805,174
Realized gain (loss) on investments	(315,049)	(260,909)	(2,064,061)	19	(97)	(1,906,856)	(2,373,635)	(2,858,759)
Change in unrealized gain (loss) on investments	632,696	311,663	6,579,751	113	2,401	2,658,897	12,852,063	13,647,980

Net gain (loss) on investments	317,647	50,754	4,515,690	132	2,304	752,041	10,478,428	10,789,221
Reinvested capital gains	-	-	1,352,345	155	650	94,127	1,648,516	2,700,488

Net increase (decrease) in contract owners’ equity resulting from operations	$345,867	62,298	6,104,585	422	3,768	1,133,051	13,141,921	14,294,883

Investment Activity:	GVDMC	GVUS1	MCIF	SAM	SAM5	NVMIG3	GVDIVI	GVDIV3
Reinvested dividends	$303,244	8,016	408,760	55,128	208,248	54,487	20,448	107,135
Asset Charges (note 3)	(7,625)	(409)	(45,944)	(19,575)	(751,286)	-	-	-

Net investment income (loss)	295,619	7,607	362,816	35,553	(543,038)	54,487	20,448	107,135
Realized gain (loss) on investments	(1,269,197)	(754,822)	(5,522,677)	-	-	69,102	(168,939)	(1,214,689)
Change in unrealized gain (loss) on investments	3,097,306	1,037,888	17,238,205	-	-	2,136,753	402,617	2,465,427

Net gain (loss) on investments	1,828,109	283,066	11,715,528	-	-	2,205,855	233,678	1,250,738
Reinvested capital gains	274,021	-	1,328,431	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,397,749	290,673	13,406,775	35,553	(543,038)	2,260,342	254,126	1,357,873

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF	SCVF	SCF
Reinvested dividends	$7,951	20,167	-	-	51,381	-	183,259	154,628
Asset Charges (note 3)	-	-	(491)	(3)	-	(7,445)	(21,366)	(72,788)

Net investment income (loss)	7,951	20,167	(491)	(3)	51,381	(7,445)	161,893	81,840
Realized gain (loss) on investments	31,265	(6,313)	302,640	(1,298)	79,482	(1,258,724)	(4,761,068)	(13,079,026)
Change in unrealized gain (loss) on investments	260,488	348,841	4,194,989	(81)	1,177,622	3,866,242	12,393,594	30,488,109

Net gain (loss) on investments	291,753	342,528	4,497,629	(1,379)	1,257,104	2,607,518	7,632,526	17,409,083
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$299,704	362,695	4,497,138	(1,382)	1,308,485	2,600,073	7,794,419	17,490,923

Investment Activity:	MSBF	NVSTB1	NVSTB2	GGTC	GGTC3	GVUG1	NVOLG1	NVTIV3
Reinvested dividends	$1,209,874	12,449	38,007	-	-	-	457	368
Asset Charges (note 3)	(6,454)	(1,390)	-	(5,207)	-	(919)	-	-

Net investment income (loss)	1,203,420	11,059	38,007	(5,207)	-	(919)	457	368
Realized gain (loss) on investments	(1,276,189)	17,656	30,565	(949,836)	(638,693)	(1,653,326)	1,424	4,120
Change in unrealized gain (loss) on investments	2,935,874	7,478	(13,643)	2,357,643	1,482,600	2,371,469	10,079	(436)

Net gain (loss) on investments	1,659,685	25,134	16,922	1,407,807	843,907	718,143	11,503	3,684
Reinvested capital gains	-	2,224	10,128	-	-	-	7,009	195

Net increase (decrease) in contract owners’ equity resulting from operations	$2,863,105	38,417	65,057	1,402,600	843,907	717,224	18,969	4,247

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	EIF	NVRE1	AMTB	AVBVI	AVCA	AVCDI	AVIE	ALVGIA
Reinvested dividends	$88,317	179,460	290,441	8,837	4,684	-	436,280	407,760
Asset Charges (note 3)	(703)	(83)	-	(1,191)	-	(12,329)	(58,831)	(17,089)

Net investment income (loss)	87,614	179,377	290,441	7,646	4,684	(12,329)	377,449	390,671
Realized gain (loss) on investments	(906,434)	137,380	(300,148)	(3,531,453)	(74,322)	(3,608,941)	(3,733,536)	(2,433,244)
Change in unrealized gain (loss) on investments	2,824,759	3,191,020	492,764	4,600,082	213,629	6,335,247	11,299,759	3,892,452

Net gain (loss) on investments	1,918,325	3,328,400	192,616	1,068,629	139,307	2,726,306	7,566,223	1,459,208
Reinvested capital gains	-	71,568	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,005,939	3,579,345	483,057	1,076,275	143,991	2,713,977	7,943,672	1,849,879

Investment Activity:	ALVIVA	ALVSVA	ACVIG	ACVIP2	ACVI	ACVI3	ACVMV1	ACVU1
Reinvested dividends	$380,972	62,246	681,534	408,663	530,451	149,185	79,577	7,737
Asset Charges (note 3)	(71,725)	(5,393)	(4,685)	-	(30,460)	-	(424)	(979)

Net investment income (loss)	309,247	56,853	676,849	408,663	499,991	149,185	79,153	6,758
Realized gain (loss) on investments	(14,852,340)	(1,362,274)	(916,664)	(17,598)	(1,817,728)	(2,457,774)	(337,105)	(1,249,197)
Change in unrealized gain (loss) on investments	23,712,549	3,299,033	2,634,136	1,696,211	7,646,953	3,577,208	837,183	1,752,880

Net gain (loss) on investments	8,860,209	1,936,759	1,717,472	1,678,613	5,829,225	1,119,434	500,078	503,683
Reinvested capital gains	-	242,912	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,169,456	2,236,524	2,394,321	2,087,276	6,329,216	1,268,619	579,231	510,441

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ACVV	ACVVS1	DVMCS	DVSCS	DSIF	DSRG	DCAP	DSC
Reinvested dividends	$2,603,542	-	8,798	544,476	4,966,610	90,729	546,742	8,771
Asset Charges (note 3)	(36,000)	(3,136)	(1,044)	(31,067)	(355,191)	(1,212)	(16,860)	-

Net investment income (loss)	2,567,542	(3,136)	7,754	513,409	4,611,419	89,517	529,882	8,771
Realized gain (loss) on investments	(5,673,840)	(2,157,073)	(194,997)	(5,382,740)	(15,363,916)	(339,716)	(1,158,330)	(237,303)
Change in unrealized gain (loss) on investments	11,996,736	2,667,921	397,732	6,521,628	53,256,000	3,016,835	3,343,161	339,478

Net gain (loss) on investments	6,322,896	510,848	202,735	1,138,888	37,892,084	2,677,119	2,184,831	102,175
Reinvested capital gains	-	-	-	3,690,903	15,610,923	-	1,595,366	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,890,438	507,712	210,489	5,343,200	58,114,426	2,766,636	4,310,079	110,946

Investment Activity:	DVIV	SVSSVB	SVSHEB	FVCA2P	FALF	FVMOS	FQB	FCS
Reinvested dividends	$848,252	71,681	21,991	5,549	4,980	11,339	2,062,872	1,691,978
Asset Charges (note 3)	(46,172)	(5,433)	(1,265)	-	-	-	(30,980)	(141,346)

Net investment income (loss)	802,080	66,248	20,726	5,549	4,980	11,339	2,031,892	1,550,632
Realized gain (loss) on investments	(5,642,350)	(991,504)	(365,065)	(15,641)	(90,243)	(17,471)	(284,840)	(38,137,604)
Change in unrealized gain (loss) on investments	10,533,052	1,926,210	449,631	85,511	112,514	2,498	4,238,316	74,183,384

Net gain (loss) on investments	4,890,702	934,706	84,566	69,870	22,271	(14,973)	3,953,476	36,045,780
Reinvested capital gains	-	-	-	-	-	11,510	-	36,005

Net increase (decrease) in contract owners’ equity resulting from operations	$5,692,782	1,000,954	105,292	75,419	27,251	7,876	5,985,368	37,632,417

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FNRS2	FEIS	FF10S	FF20S	FF30S	FGIS	FGOS	FGS
Reinvested dividends	$19,097	1,226,042	66,915	173,253	57,146	637	25,552	194,596
Asset Charges (note 3)	-	(45,772)	(124)	(4,287)	(899)	(113)	(1,251)	(54,240)

Net investment income (loss)	19,097	1,180,270	66,791	168,966	56,247	524	24,301	140,356
Realized gain (loss) on investments	(3,503,742)	(8,802,232)	(158,183)	(690,784)	(258,601)	(3,209)	(205,046)	(170,254)
Change in unrealized gain (loss) on investments	7,057,894	22,562,984	488,742	1,954,092	870,053	14,001	2,704,979	15,472,365

Net gain (loss) on investments	3,554,152	13,760,752	330,559	1,263,308	611,452	10,792	2,499,933	15,302,111
Reinvested capital gains	-	-	14,154	63,886	31,524	-	-	51,075

Net increase (decrease) in contract owners’ equity resulting from operations	$3,573,249	14,941,022	411,504	1,496,160	699,223	11,316	2,524,234	15,493,542

Investment Activity:	FHIS	FHISR	FIP	FIGBS	FMCS	FOS	FOSR	FVSS
Reinvested dividends	$1,029,739	265,552	97,176	1,455,800	190,009	542,722	221,481	15,351
Asset Charges (note 3)	(15,632)	-	(7,736)	(4,490)	(32,169)	(43,815)	-	(705)

Net investment income (loss)	1,014,107	265,552	89,440	1,451,310	157,840	498,907	221,481	14,646
Realized gain (loss) on investments	(2,346,308)	(368,107)	(905,611)	(218,707)	(4,816,852)	(2,964,630)	(1,450,487)	(1,474,268)
Change in unrealized gain (loss) on investments	7,293,431	1,117,802	1,620,518	1,108,825	15,544,782	8,680,677	3,796,623	2,868,659

Net gain (loss) on investments	4,947,123	749,695	714,907	890,118	10,727,930	5,716,047	2,346,136	1,394,391
Reinvested capital gains	-	-	79,994	66,026	167,621	86,971	34,875	-

Net increase (decrease) in contract owners' equity resulting from operations	$5,961,230	1,015,247	884,341	2,407,454	11,053,391	6,301,925	2,602,492	1,409,037

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FF15S	FF25S	FTVIS2	FTVRDI	FTVSVI	FTVSV2	FTVMD2	FTVDM3
Reinvested dividends	$37,962	17,773	313,612	163,842	150,962	60,184	2,371	145,606
Asset Charges (note 3)	(2,117)	(1,126)	-	-	-	(8,381)	(421)	-

Net investment income (loss)	35,845	16,647	313,612	163,842	150,962	51,803	1,950	145,606
Realized gain (loss) on investments	(236,332)	(28,032)	(499,666)	(577,159)	(917,805)	(1,390,336)	(10,390)	(805,887)
Change in unrealized gain (loss) on investments	406,105	139,482	1,348,478	1,903,727	2,461,641	2,181,594	44,892	2,635,761

Net gain (loss) on investments	169,773	111,450	848,812	1,326,568	1,543,836	791,258	34,502	1,829,874
Reinvested capital gains	13,329	5,650	-	-	350,550	165,739	5,595	13,648

Net increase (decrease) in contract owners’ equity resulting from operations	$218,947	133,747	1,162,424	1,490,410	2,045,348	1,008,800	42,047	1,989,128

Investment Activity:	TIF	TIF2	TIF3	FTVGI2	FTVGI3	FTVFA2	GVMCE	SBVSG
Reinvested dividends	$55,755	365,815	175,850	293,710	1,010,310	6,436	740,402	-
Asset Charges (note 3)	-	(24,549)	-	(4,219)	-	-	(91,665)	(506)

Net investment income (loss)	55,755	341,266	175,850	289,491	1,010,310	6,436	648,737	(506)
Realized gain (loss) on investments	(81,845)	(3,399,112)	(726,575)	(32,038)	(194,950)	(33,732)	(7,867,883)	(18,609)
Change in unrealized gain (loss) on investments	438,313	6,489,010	1,930,983	52,782	312,003	83,885	18,839,243	104,712

Net gain (loss) on investments	356,468	3,089,898	1,204,408	20,744	117,053	50,153	10,971,360	86,103
Reinvested capital gains	62,378	451,291	212,562	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$474,601	3,882,455	1,592,820	310,235	1,127,363	56,589	11,620,097	85,597

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	BNCAI	AMGP	AMINS	AMCG	AMTP	AMRI	AMRS	AMFAS
Reinvested dividends	$-	16,262	-	-	41,120	44,473	-	-
Asset Charges (note 3)	(21,202)	(2,446)	-	(14,212)	(1,856)	(5,621)	-	(1,318)

Net investment income (loss)	(21,202)	13,816	-	(14,212)	39,264	38,852	-	(1,318)
Realized gain (loss) on investments	(1,758,205)	(1,542,769)	(1,466,302)	3,341,833	(8,477,055)	(406,048)	(397,742)	(528,882)
Change in unrealized gain (loss) on investments	4,837,859	2,680,187	1,820,124	1,225,579	11,536,812	1,298,460	561,579	842,176

Net gain (loss) on investments	3,079,654	1,137,418	353,822	4,567,412	3,059,757	892,412	163,837	313,294
Reinvested capital gains	-	-	-	-	182,659	37,516	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,058,452	1,151,234	353,822	4,553,200	3,281,680	968,780	163,837	311,976

Investment Activity:	AMSRS	OVGR	OVGS3	OVGS	OVHI3	OVHI	OVGI	OVSC
Reinvested dividends	$49,340	248,633	288,133	883,484	-	-	466,930	30,280
Asset Charges (note 3)	-	(102,588)	-	(69,723)	-	-	(7,659)	-

Net investment income (loss)	49,340	146,045	288,133	813,761	-	-	459,271	30,280
Realized gain (loss) on investments	(593,019)	(2,935,835)	(1,112,664)	(5,381,641)	(754,547)	(470,256)	(799,855)	(494,419)
Change in unrealized gain (loss) on investments	1,138,345	31,182,105	5,057,893	17,448,044	976,180	557,363	6,382,896	1,681,672

Net gain (loss) on investments	545,326	28,246,270	3,945,229	12,066,403	221,633	87,107	5,583,041	1,187,253
Reinvested capital gains	-	-	275,295	842,392	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$594,666	28,392,315	4,508,657	13,722,556	221,633	87,107	6,042,312	1,217,533

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVAG	OVSB	PMVAAA	PMVFBA	PMVLDA	PMVRRA	PMVTRA	PIVEMI
Reinvested dividends	$-	4,129	54,808	9,979	1,496,467	2,108,509	10,615,888	9,628
Asset Charges (note 3)	(12,026)	(2,564)	(1,454)	(280)	(94,486)	(168,515)	(455,374)	(1,804)

Net investment income (loss)	(12,026)	1,565	53,354	9,699	1,401,981	1,939,994	10,160,514	7,824
Realized gain (loss) on investments	(1,129,222)	(81,767)	47,363	81,133	(157,572)	(68,919)	2,719,493	85,798
Change in unrealized gain (loss) on investments	6,737,017	313,267	73,226	(19,563)	1,291,678	6,383,343	6,413,613	380,336

Net gain (loss) on investments	5,607,795	231,500	120,589	61,570	1,134,106	6,314,424	9,133,106	466,134
Reinvested capital gains	-	622	-	9,479	2,576,351	2,826,272	6,877,332	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,595,769	233,687	173,943	80,748	5,112,438	11,080,690	26,170,952	473,958

Investment Activity:	PIHYB1	PVGIB	PVTIGB	PVTSCB	PVVIB	PVTVB	VKVGR2	ROCMC
Reinvested dividends	$1,190,023	17,919	-	45	-	5,777	110	-
Asset Charges (note 3)	(31,606)	-	-	(6)	(142)	-	(1,389)	(73,599)

Net investment income (loss)	1,158,417	17,919	-	39	(142)	5,777	(1,279)	(73,599)
Realized gain (loss) on investments	(2,909,377)	(138,463)	(426,118)	452	3,470	7,386	(61,518)	(8,656,246)
Change in unrealized gain (loss) on investments	8,661,414	299,375	715,663	756	30,219	398,764	306,866	24,040,908

Net gain (loss) on investments	5,752,037	160,912	289,545	1,208	33,689	406,150	245,348	15,384,662
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,910,454	178,831	289,545	1,247	33,547	411,927	244,069	15,311,063

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ROCSC	TRBCG2	TREI2	TRHS2	TRLT2	TRMCG2	TRNAG1	TRPSB1
Reinvested dividends	$-	-	1,070,001	-	55,596	-	-	8,943
Asset Charges (note 3)	(456)	(752)	(129,338)	(2,633)	-	(39,987)	(26,319)	(969)

Net investment income (loss)	(456)	(752)	940,663	(2,633)	55,596	(39,987)	(26,319)	7,974
Realized gain (loss) on investments	(26,692)	(358,102)	(12,130,552)	(185,395)	67,765	(4,004,691)	(1,964,836)	(95,706)
Change in unrealized gain (loss) on investments	102,125	1,319,164	25,683,362	545,834	35,191	10,715,898	6,203,128	185,158

Net gain (loss) on investments	75,433	961,062	13,552,810	360,439	102,956	6,711,207	4,238,292	89,452
Reinvested capital gains	-	-	-	-	-	20,964	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$74,977	960,310	14,493,473	357,806	158,552	6,692,184	4,211,973	97,426

Investment Activity:	VWEM	VWHA	VVB	VVDV	VVI	VVMCI	VVSTC	WRASP
Reinvested dividends	$20,567	55,048	56,897	47,382	97,125	40,752	106,713	2,305
Asset Charges (note 3)	(9,718)	(27,164)	(2,437)	(2,516)	(5,796)	(5,165)	(5,876)	(2,184)

Net investment income (loss)	10,849	27,884	54,460	44,866	91,329	35,587	100,837	121
Realized gain (loss) on investments	(8,929,462)	(5,731,591)	(179,323)	(201,304)	(570,258)	(588,270)	(4,977)	(24,263)
Change in unrealized gain (loss) on investments	17,730,793	15,745,952	373,050	479,742	1,513,119	1,336,235	246,123	330,887

Net gain (loss) on investments	8,801,331	10,014,361	193,727	278,438	942,861	747,965	241,146	306,624
Reinvested capital gains	831,487	109,163	-	-	-	101,879	12,942	62,302

Net increase (decrease) in contract owners’ equity resulting from operations	$9,643,667	10,151,408	248,187	323,304	1,034,190	885,431	354,925	369,047

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRGP	WRRESP	WRSTP	SVDF	SVOF	WFVSCG	OGMVP	WIEP
Reinvested dividends	$3,076	14,802	-	-	-	-	3,345	4,209
Asset Charges (note 3)	(1,388)	(976)	(1,918)	(807)	(13,388)	(4,336)	(62)	(89)

Net investment income (loss)	1,688	13,826	(1,918)	(807)	(13,388)	(4,336)	3,283	4,120
Realized gain (loss) on investments	(133,903)	(16,435)	(56,620)	(104,336)	(8,660,730)	(191,163)	(193,176)	93,379
Change in unrealized gain (loss) on investments	323,926	261,570	302,917	487,368	13,914,162	1,103,171	185,593	52,379

Net gain (loss) on investments	190,023	245,135	246,297	383,032	5,253,432	912,008	(7,583)	145,758
Reinvested capital gains	22,732	-	45,120	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$214,443	258,961	289,499	382,225	5,240,044	907,672	(4,300)	149,878

Investment Activity:	WVCP	BF	SGRF	PVOEGB	WGIP
Reinvested dividends	$6,776	97,245	-	-	67,087
Asset Charges (note 3)	(30)	(2,637)	(406)	(16)	(85)

Net investment income (loss)	6,746	94,608	(406)	(16)	67,002
Realized gain (loss) on investments	(125,903)	(4,616,970)	(3,918,506)	(6,492)	(525,886)
Change in unrealized gain (loss) on investments	196,067	4,327,370	4,212,112	7,288	664,850

Net gain (loss) on investments	70,164	(289,600)	293,606	796	138,964
Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$76,910	(194,992)	293,200	780	205,966

See accompanying notes to financial statements.

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		AMVAA2		AMVBD2		AMVGS2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$61,056,529	79,188,839	24,779	22,724	23,552	32,914	966	(549)
Realized gain (loss) on investments	(358,177,114)	(64,441,051)	(65,240)	(11,900)	(15,359)	(76,830)	(186,340)	(71,342)
Change in unrealized gain (loss) on investments	1,008,719,318	(1,787,300,699)	289,232	(242,674)	72,580	(29,824)	452,147	(217,818)
Reinvested capital gains	50,615,249	265,246,757	-	29,648	-	1,410	-	50,646

Net increase (decrease) in contract owners’ equity resulting from operations	762,213,982	(1,507,306,154)	248,771	(202,202)	80,773	(72,330)	266,773	(239,063)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	272,284,700	354,312,622	121,519	40,861	60,167	10,249	63,208	9,318
Transfers between funds	-	-	233,650	984,907	172,236	634,364	348,701	480,877
Surrenders (note 6)	(355,058,443)	(249,501,663)	(9,371)	(7,923)	(3,527)	-	-	-
Death benefits (note 4)	(11,445,523)	(9,350,811)	(1,226)	-	(3,035)	-	(1,736)	-
Net policy repayments (loans) (note 5)	(3,094,048)	(32,613,869)	(20,918)	-	-	-	-	-
Deductions for surrender charges (note 2d)	(4,834,935)	(5,918,247)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(123,944,193)	(126,435,392)	(44,645)	(20,574)	(9,281)	(5,739)	(4,710)	(2,542)
Asset charges (note 3):
FPVUL & VEL contracts	(4,763,557)	(5,877,081)	(584)	-	(30)	-	-	-
MSP contracts	(257,792)	(304,548)	-	-	-	-	-	-
SL contracts or LSFP contracts	(865,995)	(1,120,126)	-	-	-	-	-	-
Adjustments to maintain reserves	(316,113)	(110,891)	15	(20)	17	(27)	3	(11)

Net equity transactions	(232,295,899)	(76,920,006)	278,440	997,251	216,547	638,847	405,466	487,642

Net change in contract owners’ equity	529,918,083	(1,584,226,160)	527,211	795,049	297,320	566,517	672,239	248,579
Contract owners’ equity beginning of period	3,233,903,295	4,818,129,455	795,049	-	566,517	-	248,579	-

Contract owners’ equity end of period	$3,763,821,378	3,233,903,295	1,322,260	795,049	863,837	566,517	920,818	248,579

CHANGES IN UNITS:
Beginning units	307,038,686	307,056,666	116,841	-	62,336	-	49,331	-
Units purchased	64,050,669	69,158,972	51,072	120,686	23,944	62,941	68,718	49,656
Units redeemed	(77,331,694)	(69,176,952)	(10,936)	(3,845)	(1,695)	(605)	(4,519)	(325)

Ending units	293,757,661	307,038,686	156,977	116,841	84,585	62,336	113,530	49,331

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMVGR2		MLVLC2		MLVGA2		CVSSE
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$6,819	8,362	13,799	6,543	33,614	-	528	(306)
Realized gain (loss) on investments	(308,612)	(189,583)	(325,237)	(1,007,485)	9,083	-	(22,950)	(22,036)
Change in unrealized gain (loss) on investments	783,659	(468,570)	604,305	11,025	61,427	-	49,279	(50,892)
Reinvested capital gains	-	120,744	-	26,100	-	-	9,784	1,159

Net increase (decrease) in contract owners’ equity resulting from operations	481,866	(529,047)	292,867	(963,817)	104,124	-	36,641	(72,075)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	66,140	(742)	144,241	125,565	206,933	-	1,239	6,049
Transfers between funds	393,875	1,386,022	204,761	(1,831,055)	2,696,159	-	56,921	57,071
Surrenders (note 6)	-	-	(39,389)	(5,793)	(3,828)	-	(2)	(10,675)
Death benefits (note 4)	(5,180)	-	(1,174)	-	-	-	(873)	(19)
Net policy repayments (loans) (note 5)	-	-	(2,560)	(120,170)	(991)	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,775)	(8,558)	(30,948)	(34,365)	(23,364)	-	(1,464)	(1,253)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(62)	-	(1,608)	-	-	-
MSP contracts	-	-	-	-	(132)	-	-	-
SL contracts or LSFP contracts	-	-	-	-	(736)	-	-	-
Adjustments to maintain reserves	13	(35)	37	(163)	3	-	16	(47)

Net equity transactions	443,073	1,376,687	274,906	(1,865,981)	2,872,437	-	55,837	51,126

Net change in contract owners’ equity	924,939	847,640	567,773	(2,829,798)	2,976,561	-	92,478	(20,949)
Contract owners’ equity beginning of period	847,640	-	906,472	3,736,270	-	-	113,687	134,636

Contract owners’ equity end of period	$1,772,579	847,640	1,474,245	906,472	2,976,561	-	206,165	113,687

CHANGES IN UNITS:
Beginning units	150,751	-	103,948	261,702	-	-	10,503	7,972
Units purchased	78,538	151,812	67,765	27,156	247,162	-	5,351	3,624
Units redeemed	(2,690)	(1,061)	(33,125)	(184,910)	(2,833)	-	(1,681)	(1,093)

Ending units	226,599	150,751	138,588	103,948	244,329	-	14,173	10,503

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	CSIEF3		WSCP		DAVVL		OGGO
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(15)	-	(30)	-	13,085	5,946	(5,642)	(12,040)
Realized gain (loss) on investments	2,566	-	10,414	-	(143,939)	(14,339)	(102,721)	(2,966,786)
Change in unrealized gain (loss) on investments	(1,024)	-	124,758	-	715,824	(173,146)	1,006,472	(148,137)
Reinvested capital gains	-	-	-	-	-	10,250	-	853,551

Net increase (decrease) in contract owners’ equity resulting from operations	1,527	-	135,142	-	584,970	(171,289)	898,109	(2,273,412)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,816	-	36,205	-	148,479	78,937	24,312	103,324
Transfers between funds	462,115	-	998,589	-	991,950	559,615	(358,578)	(1,562,266)
Surrenders (note 6)	-	-	(13,685)	-	(18,571)	-	(384,949)	(73,614)
Death benefits (note 4)	-	-	-	-	(12,457)	-	-	(23,060)
Net policy repayments (loans) (note 5)	-	-	828	-	(18,200)	(9,443)	66,622	(104,328)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(668)	-	(13,927)	-	(30,638)	(9,996)	(53,929)	(83,433)
Asset charges (note 3):
FPVUL & VEL contracts	(46)	-	(862)	-	(842)	-	-	-
MSP contracts	(1)	-	(25)	-	-	-	-	-
SL contracts or LSFP contracts	-	-	(171)	-	-	-	-	-
Adjustments to maintain reserves	(3,176)	-	(52,406)	-	9	20	15	2,687

Net equity transactions	463,041	-	954,546	-	1,059,730	619,133	(706,507)	(1,740,690)

Net change in contract owners’ equity	464,568	-	1,089,688	-	1,644,700	447,844	191,602	(4,014,102)
Contract owners’ equity beginning of period	-	-	-	-	447,844	-	2,746,253	6,760,355

Contract owners’ equity end of period	$464,568	-	1,089,688	-	2,092,544	447,844	2,937,855	2,746,253

CHANGES IN UNITS:
Beginning units	-	-	-	-	76,781	-	237,302	327,330
Units purchased	46,164	-	103,318	-	211,685	79,367	17,698	76,989
Units redeemed	(206)	-	(3,127)	-	(14,638)	(2,586)	(77,729)	(167,017)

Ending units	45,958	-	100,191	-	273,828	76,781	177,271	237,302

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JPMMV1		JABS		JACAS		JAGTS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(163)	-	246,771	183,683	(45,297)	(56,322)	(4,489)	6,537
Realized gain (loss) on investments	180	-	(795,610)	(311,920)	1,745,282	4,368,600	236,968	537,116
Change in unrealized gain (loss) on investments	41,137	-	2,248,632	(1,914,827)	16,558,142	(37,016,154)	4,251,296	(7,484,264)
Reinvested capital gains	-	-	320,012	603,351	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,154	-	2,019,805	(1,439,713)	18,258,127	(32,703,876)	4,483,775	(6,940,611)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	301,338	693,224	4,174,879	3,889,289	852,053	1,209,005
Transfers between funds	129,774	-	3,968,776	(999,771)	(308,597)	7,464,889	9,727	(1,097,436)
Surrenders (note 6)	-	-	(508,732)	(1,000,338)	(2,929,548)	(2,661,445)	(927,179)	(573,286)
Death benefits (note 4)	-	-	(2,997)	(18,617)	(39,874)	(117,974)	(8,625)	(26,452)
Net policy repayments (loans) (note 5)	-	-	(28,182)	47,892	(372,161)	(256,623)	5,616	(275,180)
Deductions for surrender charges (note 2d)	-	-	(9,173)	(15,890)	(77,596)	(100,155)	(36,357)	(23,265)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,212)	-	(228,396)	(177,585)	(1,994,792)	(2,071,717)	(613,362)	(603,740)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(6,083)	(5,573)	(94,454)	(118,875)	(30,890)	(37,035)
MSP contracts	-	-	(46)	(17)	(2,003)	(2,644)	(518)	(715)
SL contracts or LSFP contracts	-	-	(2,326)	(1,899)	(15,179)	(18,885)	(3,465)	(5,854)
Adjustments to maintain reserves	6	-	127	(503)	856	2,783	(116)	(163)

Net equity transactions	128,568	-	3,484,306	(1,479,077)	(1,658,469)	6,008,643	(753,115)	(1,434,121)

Net change in contract owners’ equity	169,722	-	5,504,111	(2,918,790)	16,599,658	(26,695,233)	3,730,660	(8,374,732)
Contract owners’ equity beginning of period	-	-	6,244,238	9,163,028	40,131,578	66,826,811	8,113,405	16,488,137

Contract owners’ equity end of period	$169,722	-	11,748,349	6,244,238	56,731,236	40,131,578	11,844,065	8,113,405

CHANGES IN UNITS:
Beginning units	-	-	463,743	571,358	5,646,789	5,227,208	2,764,915	3,145,552
Units purchased	13,589	-	296,842	184,145	654,414	1,023,547	392,025	335,026
Units redeemed	(110)	-	(65,412)	(291,760)	(828,304)	(603,966)	(580,341)	(715,663)

Ending units	13,479	-	695,173	463,743	5,472,899	5,646,789	2,576,599	2,764,915

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JARLCS		JAIGS2		JAIGS		LOVMCV
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$2,199	3,703	75,197	553,994	140,819	1,468,999	3,583	15,755
Realized gain (loss) on investments	(193,632)	(14,935)	(1,003,544)	395,033	2,092,288	5,684,405	(470,487)	(718,866)
Change in unrealized gain (loss) on investments	231,479	(242,489)	10,228,555	(17,126,656)	26,292,193	(56,149,301)	733,471	(98,152)
Reinvested capital gains	(67)	31,638	507,630	2,970,977	1,524,193	8,232,296	-	63,687

Net increase (decrease) in contract owners’ equity resulting from operations	39,979	(222,083)	9,807,838	(13,206,652)	30,049,493	(40,763,601)	266,567	(737,576)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,396	25,019	2,863,554	3,035,699	1,683,512	1,672,411	52,322	146,016
Transfers between funds	(431,701)	136,801	1,596,794	86,450	(8,108,119)	14,281,939	93,047	(219,861)
Surrenders (note 6)	(12,461)	(22,488)	(1,171,640)	(1,331,076)	(1,902,180)	(2,829,197)	(81,151)	(19,539)
Death benefits (note 4)	-	-	(9,652)	(61,395)	(566,649)	(115,692)	(246)	-
Net policy repayments (loans) (note 5)	(2,767)	(1,095)	(113,704)	4,009	(463,301)	(544,504)	(35,760)	-
Deductions for surrender charges (note 2d)	(59)	(2,850)	(65,642)	(45,204)	(39,431)	(62,246)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,469)	(15,790)	(1,062,455)	(973,497)	(1,444,266)	(1,618,549)	(23,317)	(26,092)
Asset charges (note 3):
FPVUL & VEL contracts	(739)	(1,414)	(60,863)	(64,270)	(65,159)	(94,060)	(9)	-
MSP contracts	(112)	(293)	(1,596)	(1,741)	(2,355)	(3,114)	-	-
SL contracts or LSFP contracts	(58)	(212)	(12,063)	(14,059)	(11,255)	(15,065)	-	-
Adjustments to maintain reserves	68	(185)	(412)	(906)	4,185	5,005	26	179

Net equity transactions	(443,902)	117,493	1,962,320	634,010	(10,915,019)	10,676,928	4,912	(119,297)

Net change in contract owners’ equity	(403,923)	(104,590)	11,770,158	(12,572,642)	19,134,474	(30,086,673)	271,479	(856,873)
Contract owners’ equity beginning of period	403,923	508,513	12,048,956	24,621,598	42,160,511	72,247,184	1,032,004	1,888,877

Contract owners’ equity end of period	$-	403,923	23,819,114	12,048,956	61,294,985	42,160,511	1,303,483	1,032,004

CHANGES IN UNITS:
Beginning units	33,622	26,988	1,692,770	1,653,148	4,806,329	3,915,734	134,578	149,088
Units purchased	1,187	10,038	440,345	331,920	273,003	1,582,325	21,529	25,994
Units redeemed	(34,809)	(3,404)	(264,384)	(292,298)	(1,175,579)	(691,730)	(21,761)	(40,504)

Ending units	-	33,622	1,868,731	1,692,770	3,903,753	4,806,329	134,346	134,578

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MIGIC		MVRISC		MVFIC		MVFSC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$20,378	22,201	3,758	(146)	77,213	77,102	29,301	12,641
Realized gain (loss) on investments	(119,540)	142,842	(9,041)	(3,739)	(563,326)	(23,632)	(105,731)	(162,697)
Change in unrealized gain (loss) on investments	1,031,933	(1,810,696)	106,342	(34,172)	1,787,278	(2,829,368)	839,404	(236,380)
Reinvested capital gains	-	181,434	-	333	-	260,163	-	58,650

Net increase (decrease) in contract owners’ equity resulting from operations	932,771	(1,464,219)	101,059	(37,724)	1,301,165	(2,515,735)	762,974	(327,786)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	308,957	439,224	84,935	61,855	696,007	689,723	181,598	210,588
Transfers between funds	(177,095)	(479,285)	243,655	211,054	449,084	1,208,415	877,781	2,179,192
Surrenders (note 6)	(144,174)	(168,808)	-	-	(246,925)	(516,130)	(9,776)	(779)
Death benefits (note 4)	(6,809)	-	-	-	(14,795)	(13,567)	(2,279)	-
Net policy repayments (loans) (note 5)	(4,778)	(16,203)	-	-	(50,255)	21,875	-	-
Deductions for surrender charges (note 2d)	(18,020)	(25,849)	-	-	(9,796)	(14,309)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(195,706)	(217,020)	(9,423)	(1,229)	(334,244)	(312,111)	(84,084)	(21,193)
Asset charges (note 3):
FPVUL & VEL contracts	(12,500)	(15,544)	(5)	-	(17,955)	(19,144)	(871)	-
MSP contracts	(147)	(177)	-	-	(476)	(446)	-	-
SL contracts or LSFP contracts	(792)	(922)	-	-	(5,204)	(5,238)	-	-
Adjustments to maintain reserves	75	(201)	8	(16)	134	(364)	11	(139)

Net equity transactions	(250,989)	(484,785)	319,170	271,664	465,575	1,038,704	962,380	2,367,669

Net change in contract owners’ equity	681,782	(1,949,004)	420,229	233,940	1,766,740	(1,477,031)	1,725,354	2,039,883
Contract owners’ equity beginning of period	2,638,336	4,587,340	243,439	9,499	5,425,106	6,902,137	2,039,883	-

Contract owners’ equity end of period	$3,320,118	2,638,336	663,668	243,439	7,191,846	5,425,106	3,765,237	2,039,883

CHANGES IN UNITS:
Beginning units	263,673	289,412	40,234	900	406,164	348,380	309,365	-
Units purchased	28,331	34,762	45,527	39,606	82,247	115,578	173,178	313,653
Units redeemed	(54,239)	(60,501)	(1,633)	(272)	(49,641)	(57,794)	(15,134)	(4,288)

Ending units	237,765	263,673	84,128	40,234	438,770	406,164	467,409	309,365

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MVIVSC		MSVFI		MSEM		MSVMG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(677)	-	240,723	154,326	737,398	819,894	(16,993)	56,620
Realized gain (loss) on investments	28,429	-	(123,741)	(107,670)	(1,492,240)	(841,995)	(3,580,005)	(981,795)
Change in unrealized gain (loss) on investments	(29,554)	-	136,733	(413,202)	3,233,667	(2,401,089)	7,296,271	(7,029,521)
Reinvested capital gains	-	-	-	-	-	481,742	-	2,360,835

Net increase (decrease) in contract owners’ equity resulting from operations	(1,802)	-	253,715	(366,546)	2,478,825	(1,941,448)	3,699,273	(5,593,861)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,065	-	206,165	305,945	445,174	613,187	315,242	389,908
Transfers between funds	3,039,919	-	(460,391)	(24,028)	(2,259,258)	324,466	(906,840)	3,845,128
Surrenders (note 6)	-	-	(84,373)	(244,066)	(949,108)	(461,545)	(510,236)	(434,570)
Death benefits (note 4)	-	-	-	(1,494)	(16,177)	(68,046)	(2,888)	(7,483)
Net policy repayments (loans) (note 5)	-	-	(109,745)	(21,270)	42,354	(145,616)	(15,991)	(25,264)
Deductions for surrender charges (note 2d)	-	-	(4,794)	(8,979)	(21,584)	(22,328)	(8,360)	(8,625)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,374)	-	(178,900)	(162,370)	(361,633)	(340,928)	(207,596)	(225,557)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(9,679)	(10,290)	(18,167)	(20,654)	(3,866)	(9,007)
MSP contracts	-	-	(474)	(760)	(371)	(784)	(54)	(127)
SL contracts or LSFP contracts	-	-	(2,637)	(3,085)	(2,646)	(3,204)	(509)	(1,208)
Adjustments to maintain reserves	1	-	(122)	(189)	350	(1,977)	63	(307)

Net equity transactions	3,039,611	-	(644,950)	(170,586)	(3,141,066)	(127,429)	(1,341,035)	3,522,888

Net change in contract owners’ equity	3,037,809	-	(391,235)	(537,132)	(662,241)	(2,068,877)	2,358,238	(2,070,973)
Contract owners’ equity beginning of period	-	-	2,892,689	3,429,821	10,156,613	12,225,490	7,118,914	9,189,887

Contract owners’ equity end of period	$3,037,809	-	2,501,454	2,892,689	9,494,372	10,156,613	9,477,152	7,118,914

CHANGES IN UNITS:
Beginning units	-	-	264,578	281,694	515,980	520,660	1,183,540	809,774
Units purchased	231,182	-	18,987	29,162	30,123	71,545	168,550	520,416
Units redeemed	(321)	-	(74,896)	(46,278)	(179,535)	(76,225)	(346,614)	(146,650)

Ending units	230,861	-	208,669	264,578	366,568	515,980	1,005,476	1,183,540

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVEG		MSVRE		NVAGF3		NVAMV1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(694)	(181)	1,068,395	1,931,947	8,672	-	457	-
Realized gain (loss) on investments	(2,036)	(13,359)	(39,285,801)	(8,799,452)	1,344	-	3,912	-
Change in unrealized gain (loss) on investments	139,072	(108,805)	43,914,953	(37,903,882)	(8,475)	-	(760)	-
Reinvested capital gains	-	-	-	21,917,133	1,173	-	2,439	-

Net increase (decrease) in contract owners’ equity resulting from operations	136,342	(122,345)	5,697,547	(22,854,254)	2,714	-	6,048	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	25,782	28,868	2,103,699	4,104,448	859	-	73	-
Transfers between funds	34,423	295,330	(21,008,864)	(8,546,259)	261,374	-	22,416	-
Surrenders (note 6)	(11,500)	-	(1,869,963)	(3,097,720)	(3)	-	-	-
Death benefits (note 4)	-	-	(162,578)	(128,638)	-	-	-	-
Net policy repayments (loans) (note 5)	(1,811)	-	445,953	(140,232)	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	(61,632)	(102,435)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,750)	(1,231)	(1,032,429)	(1,952,954)	(591)	-	(709)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(37,922)	(105,281)	(61)	-	(58)	-
MSP contracts	-	-	(1,255)	(4,536)	-	-	-	-
SL contracts or LSFP contracts	-	-	(5,875)	(16,171)	(17)	-	-	-
Adjustments to maintain reserves	8	(7)	2,057	11,950	(3)	-	(3)	-

Net equity transactions	42,152	322,960	(21,628,809)	(9,977,828)	261,558	-	21,719	-

Net change in contract owners’ equity	178,494	200,615	(15,931,262)	(32,832,082)	264,272	-	27,767	-
Contract owners’ equity beginning of period	200,615	-	36,804,427	69,636,509	-	-	-	-

Contract owners’ equity end of period	$379,109	200,615	20,873,165	36,804,427	264,272	-	27,767	-

CHANGES IN UNITS:
Beginning units	39,408	-	1,994,137	2,337,392	-	-	-	-
Units purchased	9,844	39,612	155,566	288,801	23,202	-	2,275	-
Units redeemed	(4,157)	(204)	(1,254,384)	(632,056)	(59)	-	(65)	-

Ending units	45,095	39,408	895,319	1,994,137	23,143	-	2,210	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$2,621	95,090	8,601	145,928	-	146,319	-	148,113
Realized gain (loss) on investments	(177,856)	(60,537)	(184,344)	(116,576)	(356,606)	(55,179)	(992,070)	(148,187)
Change in unrealized gain (loss) on investments	826,043	(1,338,937)	472,238	(324,421)	1,635,045	(2,766,102)	2,098,032	(4,212,956)
Reinvested capital gains	83,925	44,225	822	2,005	339,649	177,920	642,236	425,788

Net increase (decrease) in contract owners’ equity resulting from operations	734,733	(1,260,159)	297,317	(293,064)	1,618,088	(2,497,042)	1,748,198	(3,787,242)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	417,287	427,926	223,586	170,409	504,914	462,002	658,595	673,379
Transfers between funds	174,388	442,407	237,659	683,675	373,988	1,024,717	172,806	2,070,284
Surrenders (note 6)	(211,363)	(30,944)	(287,364)	(337,813)	(392,917)	(294,613)	(329,491)	(471,019)
Death benefits (note 4)	-	(1,471)	(45,571)	(1,457)	(296)	(43,825)	(5,016)	-
Net policy repayments (loans) (note 5)	(15,389)	(17,227)	(7,708)	(24,892)	(402)	(34,640)	(14,180)	(53,226)
Deductions for surrender charges (note 2d)	(3,158)	(2,456)	(10,873)	(12,238)	(11,024)	(7,365)	(11,601)	(12,627)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(254,828)	(241,638)	(151,037)	(115,271)	(238,358)	(235,827)	(292,525)	(291,463)
Asset charges (note 3):
FPVUL & VEL contracts	(11,424)	(11,821)	(8,608)	(7,895)	(14,749)	(16,120)	(17,865)	(21,059)
MSP contracts	(3,575)	(4,167)	(915)	(988)	(1,100)	(993)	(1,260)	(1,050)
SL contracts or LSFP contracts	(2,443)	(2,579)	(2,247)	(1,949)	(3,145)	(4,233)	(5,533)	(6,612)
Adjustments to maintain reserves	49	(334)	78	(192)	40	(374)	(76)	(387)

Net equity transactions	89,544	557,696	(53,000)	351,389	216,951	848,729	153,854	1,886,220

Net change in contract owners’ equity	824,277	(702,463)	244,317	58,325	1,835,039	(1,648,313)	1,902,052	(1,901,022)
Contract owners’ equity beginning of period	3,108,938	3,811,401	2,479,742	2,421,417	3,947,846	5,596,159	5,184,740	7,085,762

Contract owners’ equity end of period	$3,933,215	3,108,938	2,724,059	2,479,742	5,782,885	3,947,846	7,086,792	5,184,740

CHANGES IN UNITS:
Beginning units	395,090	340,142	253,508	223,108	518,855	451,322	801,346	610,966
Units purchased	64,077	95,603	55,238	84,892	105,029	129,180	99,059	280,096
Units redeemed	(54,156)	(40,655)	(60,429)	(54,492)	(87,152)	(61,647)	(111,163)	(89,716)

Ending units	405,011	395,090	248,317	253,508	536,732	518,855	789,242	801,346

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVAGI2		HIBF		HIBF3		GEM
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	39,487	1,774,184	1,742,986	981,264	681,184	261,334	357,336
Realized gain (loss) on investments	(294,455)	(77,592)	(2,015,466)	(1,523,883)	(1,275,133)	(1,172,106)	(10,300,909)	(251,665)
Change in unrealized gain (loss) on investments	744,397	(689,449)	7,106,133	(6,224,368)	3,979,738	(1,576,546)	21,638,633	(36,615,968)
Reinvested capital gains	47,807	529	-	-	-	-	-	8,032,732

Net increase (decrease) in contract owners’ equity resulting from operations	497,749	(727,025)	6,864,851	(6,005,265)	3,685,869	(2,067,468)	11,599,058	(28,477,565)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	286,427	115,482	1,211,131	1,542,758	1,100,053	843,452	1,016,503	1,399,023
Transfers between funds	339,677	1,223,549	(619,286)	(2,315,421)	2,117,915	(7,516,602)	(1,066,354)	(3,786,944)
Surrenders (note 6)	(103,274)	(17,353)	(958,302)	(605,538)	(373,588)	(458,680)	(1,299,231)	(2,068,596)
Death benefits (note 4)	(28,910)	(714)	(16,042)	(103,419)	(11,357)	(10,342)	(74,865)	(79,242)
Net policy repayments (loans) (note 5)	(3,760)	(33,442)	(44,517)	(80,984)	(39,857)	(50,003)	359,012	(187,449)
Deductions for surrender charges (note 2d)	(2,545)	(1,922)	(17,868)	(13,132)	(14,439)	(15,507)	(9,022)	(20,263)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(81,550)	(62,322)	(466,772)	(442,939)	(559,369)	(407,747)	(502,866)	(636,295)
Asset charges (note 3):
FPVUL & VEL contracts	(5,428)	(4,699)	(14,717)	(18,152)	(32,343)	(27,425)	(10,319)	(17,800)
MSP contracts	(723)	(677)	(836)	(1,111)	(490)	(416)	(569)	(995)
SL contracts or LSFP contracts	(989)	(744)	(1,770)	(2,817)	(4,373)	(4,334)	(631)	(1,582)
Adjustments to maintain reserves	50	(136)	305	(1,005)	60	(212)	10	15,550

Net equity transactions	398,974	1,217,022	(928,674)	(2,041,760)	2,182,212	(7,647,816)	(1,588,333)	(5,384,593)

Net change in contract owners’ equity	896,723	489,997	5,936,177	(8,047,025)	5,868,081	(9,715,284)	10,010,725	(33,862,158)
Contract owners’ equity beginning of period	1,427,472	937,475	15,242,239	23,289,264	6,122,292	15,837,576	18,499,477	52,361,635

Contract owners’ equity end of period	$2,324,195	1,427,472	21,178,416	15,242,239	11,990,373	6,122,292	28,510,202	18,499,477

CHANGES IN UNITS:
Beginning units	232,982	94,768	1,266,632	1,391,470	707,956	1,316,814	1,209,140	1,441,496
Units purchased	95,171	158,192	127,682	413,149	344,819	132,968	220,942	165,155
Units redeemed	(37,895)	(19,978)	(203,052)	(537,987)	(103,614)	(741,826)	(290,352)	(397,511)

Ending units	290,258	232,982	1,191,262	1,266,632	949,161	707,956	1,139,730	1,209,140

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GEM3		GVGU1		GIG		GIG3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$148,491	199,623	106,408	134,523	55,220	125,409	3,333	1,697
Realized gain (loss) on investments	(1,938,071)	871,367	(932,336)	(471,670)	(4,204,394)	351,355	(8,426)	(25,923)
Change in unrealized gain (loss) on investments	7,575,496	(17,624,735)	1,013,356	(1,543,783)	5,470,605	(6,955,844)	469,935	(75,860)
Reinvested capital gains	-	3,501,526	-	56,626	-	1,330,793	-	24,894

Net increase (decrease) in contract owners’ equity resulting from operations	5,785,916	(13,052,219)	187,428	(1,824,304)	1,321,431	(5,148,287)	464,842	(75,192)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,295,101	1,603,349	126,300	281,860	329,073	591,618	84,849	44,198
Transfers between funds	122,614	(2,562,510)	(237,147)	(1,063,064)	(1,575,185)	(1,235,463)	3,291,333	214,521
Surrenders (note 6)	(544,992)	(869,785)	(192,221)	(245,241)	(353,341)	(422,321)	(161,849)	(44,286)
Death benefits (note 4)	(3,736)	(21,966)	(26,184)	(2,180)	(337)	(43,904)	(2,468)	-
Net policy repayments (loans) (note 5)	(87,448)	(83,652)	(62,636)	(23,769)	(101,201)	(50,011)	(37,112)	-
Deductions for surrender charges (note 2d)	(49,407)	(45,052)	(4,338)	(9,136)	(4,438)	(7,581)	(8,466)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(588,338)	(713,914)	(115,873)	(140,191)	(159,684)	(217,650)	(68,246)	(2,037)
Asset charges (note 3):
FPVUL & VEL contracts	(34,293)	(48,926)	(6,010)	(9,331)	(9,992)	(16,478)	(5,340)	(146)
MSP contracts	(3,601)	(2,123)	(398)	(613)	(309)	(428)	(288)	(1)
SL contracts or LSFP contracts	(8,157)	(10,895)	(370)	(968)	(1,770)	(5,545)	(502)	(205)
Adjustments to maintain reserves	(1,631)	(471)	167	(321)	131	(233)	(493)	(17)

Net equity transactions	96,113	(2,755,945)	(518,710)	(1,212,954)	(1,877,053)	(1,407,996)	3,091,418	212,027

Net change in contract owners’ equity	5,882,029	(15,808,164)	(331,282)	(3,037,258)	(555,622)	(6,556,283)	3,556,260	136,835
Contract owners’ equity beginning of period	9,077,351	24,885,515	3,120,697	6,157,955	6,023,795	12,580,078	136,835	-

Contract owners’ equity end of period	$14,959,380	9,077,351	2,789,415	3,120,697	5,468,173	6,023,795	3,693,095	136,835

CHANGES IN UNITS:
Beginning units	811,502	938,196	189,353	250,190	656,884	738,650	24,803	-
Units purchased	110,151	120,082	17,300	20,578	62,657	113,143	533,829	25,218
Units redeemed	(103,624)	(246,776)	(49,686)	(81,415)	(258,890)	(194,909)	(42,392)	(415)

Ending units	818,029	811,502	156,967	189,353	460,651	656,884	516,240	24,803

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVIE6		GEF		GEF3		NVNMO1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$498	566	36,162	38,350	64	-	10,318	-
Realized gain (loss) on investments	(24,066)	(3,304)	(329,610)	410,146	63	-	104,269	(7,738)
Change in unrealized gain (loss) on investments	83,896	(30,880)	1,154,975	(4,484,104)	424	-	1,500,363	(168)
Reinvested capital gains	-	7,996	-	1,004,518	-	-	32,649	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,328	(25,622)	861,527	(3,031,090)	551	-	1,647,599	(7,906)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	38,549	24	269,031	279,793	-	-	433,356	140
Transfers between funds	381,123	63,441	(125,089)	(1,083,159)	14,487	-	13,880,272	8,983
Surrenders (note 6)	(631)	(80)	(206,567)	(222,560)	-	-	(442,410)	-
Death benefits (note 4)	-	-	(11,151)	(27,808)	-	-	(2,899)	-
Net policy repayments (loans) (note 5)	(380)	-	8,254	(33,823)	-	-	(58,007)	-
Deductions for surrender charges (note 2d)	(753)	-	(4,117)	(8,857)	-	-	(6,069)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,371)	(639)	(193,558)	(239,569)	(449)	-	(314,834)	(251)
Asset charges (note 3):
FPVUL & VEL contracts	(420)	(10)	(11,278)	(15,963)	(16)	-	(21,615)	(23)
MSP contracts	-	-	(338)	(488)	-	-	(574)	-
SL contracts or LSFP contracts	(561)	(94)	(1,175)	(1,874)	-	-	(2,301)	-
Adjustments to maintain reserves	11	(12)	117	(286)	5	-	(323)	(10)

Net equity transactions	406,568	62,630	(275,871)	(1,354,594)	14,027	-	13,464,597	8,839

Net change in contract owners’ equity	466,896	37,008	585,656	(4,385,684)	14,578	-	15,112,196	933
Contract owners’ equity beginning of period	37,008	-	3,333,416	7,719,100	-	-	933	-

Contract owners’ equity end of period	$503,904	37,008	3,919,072	3,333,416	14,578	-	15,113,129	933

CHANGES IN UNITS:
Beginning units	6,719	-	285,138	374,384	-	-	180	-
Units purchased	65,951	6,830	44,545	18,123	1,124	-	2,012,080	216
Units redeemed	(1,998)	(111)	(62,044)	(107,369)	(37)	-	(105,726)	(36)

Ending units	70,672	6,719	267,639	285,138	1,087	-	1,906,534	180

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNSR1		NVCRA1		NVCRB1		NVCCA1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$300	108	3,137	8,583	14,685	4,809	18,627	5,387
Realized gain (loss) on investments	(9,127)	(212)	(89,222)	(149,177)	(15,424)	(6,945)	(14,153)	(11,855)
Change in unrealized gain (loss) on investments	31,839	(12,894)	177,395	(104,586)	138,862	(22,948)	246,582	(126,362)
Reinvested capital gains	-	-	79	6,286	-	2,502	-	4,934

Net increase (decrease) in contract owners’ equity resulting from operations	23,012	(12,998)	91,389	(238,894)	138,123	(22,582)	251,056	(127,896)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	77,711	2,268	70,724	15,734	54,743	11,963	216,138	33,781
Transfers between funds	52,118	42,336	(58,588)	525,197	206,940	553,058	639,089	629,911
Surrenders (note 6)	-	-	(5,318)	-	(12,629)	(5,957)	(10,056)	(5,398)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,642)	-	(1,351)	(6,995)	144	(7,500)	(79)	979
Deductions for surrender charges (note 2d)	-	-	-	-	(1,564)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,766)	(449)	(21,276)	(12,287)	(35,947)	(7,426)	(51,183)	(14,737)
Asset charges (note 3):
FPVUL & VEL contracts	(60)	(23)	(1,232)	(693)	(2,166)	(394)	(2,877)	(705)
MSP contracts	-	-	(10)	(4)	(622)	(136)	(173)	-
SL contracts or LSFP contracts	(182)	(1)	(236)	(338)	(546)	(52)	(526)	(98)
Adjustments to maintain reserves	15	(12)	30	(31)	29	(29)	25	(22)

Net equity transactions	124,194	44,119	(17,257)	520,583	208,383	543,527	790,358	643,711

Net change in contract owners’ equity	147,206	31,121	74,132	281,689	346,506	520,945	1,041,414	515,815
Contract owners’ equity beginning of period	31,121	-	281,689	-	520,945	-	515,815	-

Contract owners’ equity end of period	$178,327	31,121	355,821	281,689	867,451	520,945	1,557,229	515,815

CHANGES IN UNITS:
Beginning units	5,037	-	43,904	-	65,101	-	71,014	-
Units purchased	21,928	5,105	18,966	46,904	31,784	67,066	108,865	73,124
Units redeemed	(5,022)	(68)	(20,052)	(3,000)	(6,462)	(1,965)	(7,333)	(2,110)

Ending units	21,943	5,037	42,818	43,904	90,423	65,101	172,546	71,014

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCCN1		NVCMD1		NVCMA1		NVCMC1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$23,286	3,653	32,429	7,925	36,889	16,044	12,101	2,407
Realized gain (loss) on investments	11,717	(26,718)	(17,203)	(38,022)	(228,372)	(63,212)	(454)	(1,558)
Change in unrealized gain (loss) on investments	102,299	(15,304)	350,508	(84,562)	786,425	(340,993)	75,372	3,794
Reinvested capital gains	1,717	516	118	4,218	1,157	17,352	387	840

Net increase (decrease) in contract owners’ equity resulting from operations	139,019	(37,853)	365,852	(110,441)	596,099	(370,809)	87,406	5,483

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	37,034	10,172	213,261	188,465	473,349	49,267	36,982	4,548
Transfers between funds	559,841	314,970	1,142,296	700,762	811,650	1,894,471	287,927	284,050
Surrenders (note 6)	(634)	-	(45,459)	(134,828)	(70,716)	-	(3,829)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(54,901)	23,093	770	100	(205,572)	(2,370)	3,018	(3,747)
Deductions for surrender charges (note 2d)	-	-	(1,317)	-	(2,110)	-	(1,315)	(4,593)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,581)	(9,396)	(55,287)	(8,638)	(113,766)	(24,253)	(37,482)	(2,141)
Asset charges (note 3):
FPVUL & VEL contracts	(3,277)	(731)	(4,140)	(826)	(7,889)	(2,393)	(1,072)	(140)
MSP contracts	(891)	-	(414)	(68)	(2,175)	(861)	(1,279)	(140)
SL contracts or LSFP contracts	(43)	-	(2,047)	(52)	(1,267)	(144)	(169)	(8)
Adjustments to maintain reserves	20	(21)	34	(35)	34	(33)	30	(4)

Net equity transactions	483,568	338,087	1,247,696	744,880	881,539	1,913,684	282,811	277,825

Net change in contract owners’ equity	622,587	300,234	1,613,548	634,439	1,477,638	1,542,875	370,217	283,308
Contract owners’ equity beginning of period	300,234	-	634,439	-	1,542,875	-	283,308	-

Contract owners’ equity end of period	$922,821	300,234	2,247,987	634,439	3,020,513	1,542,875	653,525	283,308

CHANGES IN UNITS:
Beginning units	32,838	-	83,184	-	223,705	-	33,824	-
Units purchased	68,059	33,956	171,060	84,626	178,283	227,730	37,144	35,201
Units redeemed	(11,749)	(1,118)	(12,661)	(1,442)	(56,301)	(4,025)	(4,641)	(1,377)

Ending units	89,148	32,838	241,583	83,184	345,687	223,705	66,327	33,824

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCBD1		NVLCP1		TRF		GVGF1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$16,101	3,407	10,487	1,613	3,345,442	4,803,593	21,040	57,795
Realized gain (loss) on investments	24,773	(1,752)	21,401	(234)	(1,042,850)	1,356,893	(1,389,231)	(1,471,698)
Change in unrealized gain (loss) on investments	3,669	2,744	9,164	4,089	61,992,768	(245,372,431)	1,963,916	(463,964)
Reinvested capital gains	3,009	-	4,977	-	-	59,388,629	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,552	4,399	46,029	5,468	64,295,360	(179,823,316)	595,725	(1,877,867)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	88,571	1,178	126	230	3,727,417	4,070,480	92,356	142,360
Transfers between funds	377,679	208,321	99,386	130,414	523,446	(743,427)	(137,563)	(830,954)
Surrenders (note 6)	(58,737)	-	(27,433)	-	(2,189,741)	(2,688,496)	(50,148)	(117,660)
Death benefits (note 4)	-	-	-	-	(420,554)	(778,607)	(20,078)	(26,781)
Net policy repayments (loans) (note 5)	(23,576)	(570)	11,084	-	(117,156)	(345,571)	(16,452)	(2,571)
Deductions for surrender charges (note 2d)	(1,858)	-	(495)	-	(48,979)	(102,267)	(2,234)	(8,479)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30,317)	(2,552)	(9,267)	(1,297)	(5,027,515)	(4,997,680)	(77,810)	(113,837)
Asset charges (note 3):
FPVUL & VEL contracts	(1,765)	(148)	(793)	(70)	(119,935)	(165,533)	(3,434)	(4,681)
MSP contracts	(92)	-	-	-	(7,094)	(11,079)	-	-
SL contracts or LSFP contracts	(523)	(11)	(44)	-	(10,207)	(13,636)	(775)	(1,186)
Adjustments to maintain reserves	16	(18)	10	(12)	(78)	(4,482)	83	(129)

Net equity transactions	349,398	206,200	72,574	129,265	(3,690,396)	(5,780,298)	(216,055)	(963,918)

Net change in contract owners’ equity	396,950	210,599	118,603	134,733	60,604,964	(185,603,614)	379,670	(2,841,785)
Contract owners’ equity beginning of period	210,599	-	134,733	-	250,323,819	435,927,433	1,803,575	4,645,360

Contract owners’ equity end of period	$607,549	210,599	253,336	134,733	310,928,783	250,323,819	2,183,245	1,803,575

CHANGES IN UNITS:
Beginning units	21,176	-	13,545	-	30,738,481	31,215,436	171,955	237,888
Units purchased	48,659	21,515	13,349	13,689	503,102	357,645	20,168	25,052
Units redeemed	(13,678)	(339)	(5,056)	(144)	(905,915)	(834,600)	(34,052)	(90,985)

Ending units	56,157	21,176	21,838	13,545	30,335,668	30,738,481	158,071	171,955

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		CAF		GVGH1		GVGHS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$3,978,157	4,891,347	67,503	41,011	4,802	4,641	6,852	7,181
Realized gain (loss) on investments	947,871	(390,883)	258,366	126,935	(266,588)	(30,467)	(339,358)	(133,555)
Change in unrealized gain (loss) on investments	(3,501,589)	4,017,269	3,518,953	(7,585,727)	738,864	(1,118,755)	735,726	(952,956)
Reinvested capital gains	1,702,702	-	-	-	-	230,802	-	250,351

Net increase (decrease) in contract owners’ equity resulting from operations	3,127,141	8,517,733	3,844,822	(7,417,781)	477,078	(913,779)	403,220	(828,979)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,672,055	7,697,431	1,487,344	1,714,602	30,016	35,192	252,753	330,123
Transfers between funds	(9,936,785)	24,527,320	631,555	(261,433)	19,335	(1,029,342)	(110,789)	610,583
Surrenders (note 6)	(7,206,573)	(8,332,389)	(829,196)	(902,395)	(93,144)	(72,454)	(230,113)	(289,350)
Death benefits (note 4)	(278,522)	(295,169)	(44,790)	(39,801)	(2,710)	(5,587)	(29,050)	-
Net policy repayments (loans) (note 5)	(1,340,648)	(865,916)	(53,927)	(156,340)	(34,844)	(25,011)	(101,611)	111,163
Deductions for surrender charges (note 2d)	(102,837)	(112,385)	(6,668)	(24,712)	(2,027)	(3,649)	(7,864)	(6,977)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,962,145)	(3,220,456)	(1,126,311)	(1,111,786)	(91,239)	(74,760)	(124,256)	(111,452)
Asset charges (note 3):
FPVUL & VEL contracts	(132,950)	(126,343)	(50,637)	(62,541)	(2,951)	(4,036)	(8,145)	(8,538)
MSP contracts	(10,008)	(10,744)	(1,462)	(1,813)	(150)	(187)	(99)	(65)
SL contracts or LSFP contracts	(44,660)	(54,621)	(4,184)	(6,353)	(666)	(1,039)	(1,401)	(1,426)
Adjustments to maintain reserves	600	19,268	57	(338)	(321)	(1,418)	85	(193)

Net equity transactions	(17,342,473)	19,225,996	1,782	(852,910)	(178,701)	(1,182,291)	(360,490)	633,868

Net change in contract owners’ equity	(14,215,332)	27,743,729	3,846,604	(8,270,691)	298,377	(2,096,070)	42,730	(195,111)
Contract owners’ equity beginning of period	129,444,984	101,701,255	11,313,189	19,583,880	2,590,081	4,686,151	2,437,529	2,632,640

Contract owners’ equity end of period	$115,229,652	129,444,984	15,159,793	11,313,189	2,888,458	2,590,081	2,480,259	2,437,529

CHANGES IN UNITS:
Beginning units	7,781,878	6,570,388	1,919,769	2,036,724	225,000	304,564	260,983	210,752
Units purchased	518,251	2,122,142	426,516	255,721	17,451	57,269	30,079	80,217
Units redeemed	(1,465,237)	(910,652)	(375,084)	(372,676)	(31,517)	(136,833)	(68,114)	(29,986)

Ending units	6,834,892	7,781,878	1,971,201	1,919,769	210,934	225,000	222,948	260,983

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIX2		GVIX6		GVIDA		NVDBL2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$28,220	18,928	11,544	13,096	236,550	599,619	135	-
Realized gain (loss) on investments	(315,049)	(203,996)	(260,909)	(34,287)	(2,064,061)	(697,871)	19	-
Change in unrealized gain (loss) on investments	632,696	(339,766)	311,663	(362,215)	6,579,751	(18,129,999)	113	-
Reinvested capital gains	-	1,405	-	1,033	1,352,345	5,187,862	155	-

Net increase (decrease) in contract owners’ equity resulting from operations	345,867	(523,429)	62,298	(382,373)	6,104,585	(13,040,389)	422	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	646,085	103,003	54,056	94,436	3,421,525	4,061,628	15,052	-
Transfers between funds	2,062,529	(55,449)	53,829	211,758	(813,824)	(935,195)	6,878	-
Surrenders (note 6)	(15,763)	(1,061,320)	(47,359)	(11,568)	(1,229,667)	(1,269,009)	-	-
Death benefits (note 4)	(384)	-	-	-	(30,110)	(14,150)	-	-
Net policy repayments (loans) (note 5)	-	-	(7,093)	(17,200)	(171,112)	(252,946)	-	-
Deductions for surrender charges (note 2d)	-	-	(222)	(53)	(130,322)	(190,612)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,798)	(29,625)	(30,805)	(42,428)	(1,376,485)	(1,503,074)	(403)	-
Asset charges (note 3):
FPVUL & VEL contracts	(259)	-	(1,127)	(1,453)	(63,464)	(79,423)	(31)	-
MSP contracts	-	-	(123)	(389)	(6,332)	(6,184)	-	-
SL contracts or LSFP contracts	-	-	(586)	(724)	(5,513)	(5,776)	-	-
Adjustments to maintain reserves	12	(75)	59	(152)	410	(818)	1	-

Net equity transactions	2,671,422	(1,043,466)	20,629	232,227	(404,895)	(195,559)	21,497	-

Net change in contract owners’ equity	3,017,289	(1,566,895)	82,927	(150,146)	5,699,690	(13,235,948)	21,919	-
Contract owners’ equity beginning of period	655,696	2,222,591	491,213	641,359	21,851,772	35,087,720	-	-

Contract owners’ equity end of period	$3,672,985	655,696	574,140	491,213	27,551,462	21,851,772	21,919	-

CHANGES IN UNITS:
Beginning units	114,389	219,734	71,845	53,368	2,076,728	2,105,240	-	-
Units purchased	405,170	29,148	8,895	34,188	364,953	406,529	1,921	-
Units redeemed	(21,010)	(134,493)	(15,450)	(15,711)	(382,564)	(435,041)	(38)	-

Ending units	498,549	114,389	65,290	71,845	2,059,117	2,076,728	1,883	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDCA2		GVIDC		GVIDM		GVDMA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$814	-	286,883	668,295	1,014,977	1,853,394	805,174	1,899,537
Realized gain (loss) on investments	(97)	-	(1,906,856)	(179,388)	(2,373,635)	98,527	(2,858,759)	(605,320)
Change in unrealized gain (loss) on investments	2,401	-	2,658,897	(2,270,607)	12,852,063	(24,869,374)	13,647,980	(37,181,566)
Reinvested capital gains	650	-	94,127	451,853	1,648,516	5,784,847	2,700,488	8,097,876

Net increase (decrease) in contract owners’ equity resulting from operations	3,768	-	1,133,051	(1,329,847)	13,141,921	(17,132,606)	14,294,883	(27,789,473)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,132	-	1,200,182	845,699	7,127,276	7,885,090	9,615,571	11,441,272
Transfers between funds	116,102	-	(11,116,062)	12,150,512	12,787,935	2,033,029	(1,802,843)	166,766
Surrenders (note 6)	-	-	(604,928)	(317,058)	(4,408,689)	(4,171,435)	(4,307,477)	(2,748,548)
Death benefits (note 4)	-	-	(89,265)	(10,704)	(689,935)	(176,294)	(58,020)	(18,757)
Net policy repayments (loans) (note 5)	-	-	(15,355)	(50,732)	(179,572)	(767,488)	(743,018)	(800,048)
Deductions for surrender charges (note 2d)	-	-	(17,463)	(18,675)	(18,289)	(388,688)	(382,509)	(322,644)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,073)	-	(745,672)	(642,562)	(3,752,452)	(3,420,054)	(3,967,017)	(4,201,771)
Asset charges (note 3):
FPVUL & VEL contracts	(136)	-	(27,669)	(23,066)	(177,399)	(176,935)	(217,788)	(262,265)
MSP contracts	-	-	(6,503)	(7,647)	(32,958)	(36,103)	(17,170)	(19,906)
SL contracts or LSFP contracts	-	-	(5,269)	(5,054)	(28,834)	(25,901)	(29,869)	(36,153)
Adjustments to maintain reserves	(2)	-	226	(639)	194	(561)	2,841	(441)

Net equity transactions	121,023	-	(11,427,777)	11,920,074	10,627,277	754,660	(1,907,299)	3,197,505

Net change in contract owners’ equity	124,791	-	(10,294,726)	10,590,227	23,769,198	(16,377,946)	12,387,584	(24,591,968)
Contract owners’ equity beginning of period	-	-	25,234,721	14,644,494	56,973,628	73,351,574	60,599,022	85,190,990

Contract owners’ equity end of period	$124,791	-	14,939,995	25,234,721	80,742,826	56,973,628	72,986,606	60,599,022

CHANGES IN UNITS:
Beginning units	-	-	2,076,535	1,124,346	4,997,828	4,941,260	5,511,580	5,315,958
Units purchased	10,328	-	253,841	1,089,358	1,791,447	1,134,396	889,744	1,145,968
Units redeemed	(103)	-	(1,213,716)	(137,169)	(840,060)	(1,077,828)	(1,063,008)	(950,346)

Ending units	10,225	-	1,116,660	2,076,535	5,949,215	4,997,828	5,338,316	5,511,580

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMC		GVUS1		MCIF		SAM
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$295,619	792,538	7,607	12,832	362,816	694,248	35,553	2,574,603
Realized gain (loss) on investments	(1,269,197)	(1,143,453)	(754,822)	(249,100)	(5,522,677)	143,798	-	-
Change in unrealized gain (loss) on investments	3,097,306	(4,816,383)	1,037,888	(895,663)	17,238,205	(29,419,372)	-	-
Reinvested capital gains	274,021	959,038	-	-	1,328,431	3,794,309	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,397,749	(4,208,260)	290,673	(1,131,931)	13,406,775	(24,787,017)	35,553	2,574,603

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,548,291	4,900,897	40,422	57,554	3,385,036	4,733,840	13,320,686	29,939,833
Transfers between funds	(472,912)	(17,121,796)	(180,682)	(221,220)	(3,024,145)	(6,359,556)	15,786,585	19,728,779
Surrenders (note 6)	(1,164,612)	(603,425)	(54,298)	(147,365)	(3,404,487)	(6,808,352)	(41,246,434)	(28,701,969)
Death benefits (note 4)	(73,371)	(13,524)	(72)	(165)	(91,735)	(101,899)	(684,404)	(783,164)
Net policy repayments (loans) (note 5)	(38,536)	(215,508)	1,563	12,696	1,362,415	(276,542)	(37,415)	(2,357,126)
Deductions for surrender charges (note 2d)	(24,310)	(25,774)	(5,830)	(3,198)	(49,758)	(90,842)	(983,194)	(707,143)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(864,754)	(1,049,986)	(35,932)	(43,175)	(1,592,471)	(1,757,256)	(8,035,920)	(7,543,989)
Asset charges (note 3):
FPVUL & VEL contracts	(39,664)	(43,260)	(1,853)	(3,105)	(74,465)	(96,141)	(399,187)	(399,813)
MSP contracts	(16,950)	(17,084)	-	-	(1,784)	(1,958)	(28,447)	(31,654)
SL contracts or LSFP contracts	(9,733)	(9,954)	(422)	(779)	(13,234)	(20,299)	(90,812)	(105,490)
Adjustments to maintain reserves	178	(959)	39	(167)	2,492	2,900	2,324	(887)

Net equity transactions	(1,156,373)	(14,200,373)	(237,064)	(348,924)	(3,502,136)	(10,776,105)	(22,396,218)	9,037,377

Net change in contract owners’ equity	1,241,376	(18,408,633)	53,609	(1,480,855)	9,904,639	(35,563,122)	(22,360,665)	11,611,980
Contract owners’ equity beginning of period	17,156,045	35,564,678	990,303	2,471,158	40,584,184	76,147,306	133,848,991	122,237,011

Contract owners’ equity end of period	$18,397,421	17,156,045	1,043,912	990,303	50,488,823	40,584,184	111,488,326	133,848,991

CHANGES IN UNITS:
Beginning units	1,437,268	2,554,760	110,239	137,750	2,837,215	3,397,782	9,487,421	8,863,336
Units purchased	225,095	620,805	5,672	17,190	349,791	483,944	2,036,219	4,725,029
Units redeemed	(315,678)	(1,738,297)	(28,967)	(44,701)	(559,827)	(1,044,511)	(3,622,618)	(4,100,944)

Ending units	1,346,685	1,437,268	86,944	110,239	2,627,179	2,837,215	7,901,022	9,487,421

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SAM5		NVMIG3		GVDIVI		GVDIV3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(543,038)	6,819,754	54,487	7	20,448	28,833	107,135	128,039
Realized gain (loss) on investments	-	-	69,102	(3,454)	(168,939)	(76,550)	(1,214,689)	(157,651)
Change in unrealized gain (loss) on investments	-	-	2,136,753	(2,935)	402,617	(1,132,458)	2,465,427	(5,223,038)
Reinvested capital gains	-	-	-	-	-	240,731	-	1,087,474

Net increase (decrease) in contract owners’ equity resulting from operations	(543,038)	6,819,754	2,260,342	(6,382)	254,126	(939,444)	1,357,873	(4,165,176)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	60,789,909	77,654,445	507,330	10,640	75	216	548,080	780,491
Transfers between funds	(10,495,762)	(14,992,644)	16,234,491	3,578	(38,052)	(111,859)	(440,786)	(399,069)
Surrenders (note 6)	(110,603,433)	(25,597,209)	(509,590)	-	(41,249)	(89,054)	(392,314)	(461,394)
Death benefits (note 4)	(982,442)	(351,728)	(3,733)	-	(698)	-	(37,159)	-
Net policy repayments (loans) (note 5)	(5,626,865)	(11,219,758)	(86,166)	(209)	(29,156)	(18,779)	(30,929)	(66,631)
Deductions for surrender charges (note 2d)	-	-	(6,962)	-	(4,206)	(6,815)	(19,706)	(22,189)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,939,336)	(5,616,989)	(399,291)	(780)	(45,322)	(65,626)	(284,564)	(329,351)
Asset charges (note 3):
FPVUL & VEL contracts	(10,198)	-	(26,192)	(12)	(3,187)	(5,356)	(18,574)	(24,696)
MSP contracts	-	-	(833)	(4)	(134)	(221)	(186)	(308)
SL contracts or LSFP contracts	-	-	(3,533)	(14)	(508)	(993)	(2,985)	(4,175)
Adjustments to maintain reserves	714	(12,128)	19	(20)	87	(221)	(317)	(228)

Net equity transactions	(73,867,413)	19,863,989	15,705,541	13,179	(162,350)	(298,708)	(679,441)	(527,550)

Net change in contract owners’ equity	(74,410,451)	26,683,743	17,965,883	6,797	91,776	(1,238,152)	678,432	(4,692,726)
Contract owners’ equity beginning of period	372,633,606	345,949,863	6,797	-	987,477	2,225,629	4,933,753	9,626,479

Contract owners’ equity end of period	$298,223,155	372,633,606	17,972,680	6,797	1,079,253	987,477	5,612,185	4,933,753

CHANGES IN UNITS:
Beginning units	32,217,849	30,492,136	1,107	-	77,496	93,770	635,373	665,320
Units purchased	9,639,717	10,305,999	2,274,283	2,222	7	-	70,443	91,296
Units redeemed	(16,074,999)	(8,580,286)	(130,450)	(1,115)	(12,278)	(16,274)	(149,171)	(121,243)

Ending units	25,782,567	32,217,849	2,144,940	1,107	65,225	77,496	556,645	635,373

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMLG1		NVMLV1		NVMMG1		NVMMV1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$7,951	51	20,167	1,065	(491)	(58)	(3)	11
Realized gain (loss) on investments	31,265	(2,528)	(6,313)	(2,654)	302,640	(32,124)	(1,298)	-
Change in unrealized gain (loss) on investments	260,488	(7,223)	348,841	(9,985)	4,194,989	(1,417)	(81)	81
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	299,704	(9,700)	362,695	(11,574)	4,497,138	(33,599)	(1,382)	92

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	130,936	19,876	146,552	12,274	1,305,582	63,943	8,306	1,219
Transfers between funds	2,042,576	6,749	3,293,501	241,887	28,236,353	711	(9,194)	1,115
Surrenders (note 6)	(47,225)	-	(235,851)	-	(1,192,048)	(27,035)	-	-
Death benefits (note 4)	-	-	(10,425)	-	(9,723)	-	-	-
Net policy repayments (loans) (note 5)	(11,125)	(709)	31,830	(484)	(60,331)	-	-	-
Deductions for surrender charges (note 2d)	(3,342)	-	(23,322)	-	(54,604)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(61,197)	(790)	(86,407)	(1,816)	(869,041)	(982)	(156)	-
Asset charges (note 3):
FPVUL & VEL contracts	(3,488)	(31)	(5,902)	(43)	(52,065)	(20)	-	-
MSP contracts	(91)	-	(105)	-	(1,028)	-	-	-
SL contracts or LSFP contracts	(513)	(8)	(663)	(82)	(7,128)	(8)	-	-
Adjustments to maintain reserves	5	(4)	15	(17)	(1,175)	(8)	5	(5)

Net equity transactions	2,046,536	25,083	3,109,223	251,719	27,294,792	36,601	(1,039)	2,329

Net change in contract owners’ equity	2,346,240	15,383	3,471,918	240,145	31,791,930	3,002	(2,421)	2,421
Contract owners’ equity beginning of period	15,383	-	240,145	-	3,002	-	2,421	-

Contract owners’ equity end of period	$2,361,623	15,383	3,712,063	240,145	31,794,932	3,002	-	2,421

CHANGES IN UNITS:
Beginning units	2,417	-	37,776	-	478	-	358	-
Units purchased	300,423	4,652	472,587	39,465	4,320,422	1,035	1,366	359
Units redeemed	(16,921)	(2,235)	(52,714)	(1,689)	(337,838)	(557)	(1,724)	(1)

Ending units	285,919	2,417	457,649	37,776	3,983,062	478	-	358

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMMV2		SCGF		SCVF		SCF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$51,381	49	(7,445)	(13,425)	161,893	488,505	81,840	554,177
Realized gain (loss) on investments	79,482	(856)	(1,258,724)	(1,140,207)	(4,761,068)	(6,624,860)	(13,079,026)	(5,426,956)
Change in unrealized gain (loss) on investments	1,177,622	(160)	3,866,242	(9,003,247)	12,393,594	(10,935,610)	30,488,109	(45,734,209)
Reinvested capital gains	-	-	-	-	-	-	-	15,926,545

Net increase (decrease) in contract owners’ equity resulting from operations	1,308,485	(967)	2,600,073	(10,156,879)	7,794,419	(17,071,965)	17,490,923	(34,680,443)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	289,239	3,440	1,212,314	1,553,738	2,584,925	3,305,026	3,863,358	5,521,541
Transfers between funds	10,449,995	3,967	(1,054,901)	(2,396,104)	(2,566,414)	(12,110,612)	(4,407,046)	(5,569,853)
Surrenders (note 6)	(187,446)	(743)	(927,758)	(658,214)	(2,633,904)	(2,993,883)	(2,465,530)	(4,451,955)
Death benefits (note 4)	(4,506)	-	(16,523)	(30,157)	(31,905)	(164,811)	(107,042)	(163,695)
Net policy repayments (loans) (note 5)	(117,765)	-	44,836	(170,596)	(52,053)	(304,393)	(410,010)	(686,477)
Deductions for surrender charges (note 2d)	(4,479)	-	(26,320)	(46,082)	(73,495)	(106,801)	(64,032)	(92,000)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(224,981)	(168)	(545,165)	(634,278)	(1,610,014)	(1,847,814)	(2,147,096)	(2,417,473)
Asset charges (note 3):
FPVUL & VEL contracts	(15,697)	(6)	(27,664)	(36,367)	(88,063)	(117,889)	(95,110)	(124,091)
MSP contracts	(375)	-	(632)	(859)	(2,405)	(3,811)	(2,713)	(3,723)
SL contracts or LSFP contracts	(2,583)	(3)	(2,601)	(3,848)	(9,818)	(14,864)	(14,206)	(20,380)
Adjustments to maintain reserves	9	(12)	146	(86)	242	1,021	612	7,177

Net equity transactions	10,181,410	6,475	(1,344,268)	(2,422,853)	(4,482,905)	(14,358,831)	(5,848,815)	(8,000,929)

Net change in contract owners’ equity	11,489,895	5,508	1,255,805	(12,579,732)	3,311,514	(31,430,796)	11,642,108	(42,681,372)
Contract owners’ equity beginning of period	5,508	-	10,429,682	23,009,414	33,147,882	64,578,678	55,620,392	98,301,764

Contract owners’ equity end of period	$11,495,403	5,508	11,685,487	10,429,682	36,459,396	33,147,882	67,262,500	55,620,392

CHANGES IN UNITS:
Beginning units	815	-	1,029,066	1,216,658	1,967,130	2,607,354	4,212,566	4,590,160
Units purchased	1,372,216	1,159	120,387	131,847	157,655	169,366	327,867	617,632
Units redeemed	(69,254)	(344)	(245,665)	(319,439)	(419,329)	(809,590)	(705,020)	(995,226)

Ending units	1,303,777	815	903,788	1,029,066	1,705,456	1,967,130	3,835,413	4,212,566

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSBF		NVSTB1		NVSTB2		GGTC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,203,420	1,056,589	11,059	-	38,007	10,320	(5,207)	(8,064)
Realized gain (loss) on investments	(1,276,189)	(1,455,039)	17,656	-	30,565	1,106	(949,836)	(141,574)
Change in unrealized gain (loss) on investments	2,935,874	(3,180,202)	7,478	-	(13,643)	(996)	2,357,643	(3,735,503)
Reinvested capital gains	-	358,044	2,224	-	10,128	-	-	730,340

Net increase (decrease) in contract owners’ equity resulting from operations	2,863,105	(3,220,608)	38,417	-	65,057	10,430	1,402,600	(3,154,801)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	693,574	1,625,205	7,932	-	54,528	1,296	59,465	131,001
Transfers between funds	186,213	(8,948,419)	571,571	-	2,954,483	1,073,433	208,568	(748,104)
Surrenders (note 6)	(853,573)	(2,198,324)	-	-	(1,122,812)	(114,817)	(88,980)	(95,819)
Death benefits (note 4)	(15,100)	(15,711)	-	-	-	-	(4,694)	(16,970)
Net policy repayments (loans) (note 5)	(68,065)	22,327	(31,205)	-	38,512	-	(1,179)	(33,638)
Deductions for surrender charges (note 2d)	(18,095)	(43,255)	-	-	(5,629)	(1,963)	(1,955)	(8,081)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(588,350)	(615,128)	(23,790)	-	(63,004)	(7,470)	(88,089)	(113,020)
Asset charges (note 3):
FPVUL & VEL contracts	(31,020)	(32,283)	-	-	(5,236)	(383)	(2,807)	(4,485)
MSP contracts	(1,551)	(1,774)	-	-	(250)	-	(34)	(44)
SL contracts or LSFP contracts	(6,792)	(6,937)	-	-	(1,075)	(107)	(151)	(450)
Adjustments to maintain reserves	229	(633)	(1)	-	189	3,267	43	403

Net equity transactions	(702,529)	(10,214,932)	524,507	-	1,849,706	953,256	80,187	(889,207)

Net change in contract owners’ equity	2,160,576	(13,435,540)	562,924	-	1,914,763	963,686	1,482,787	(4,044,008)
Contract owners’ equity beginning of period	11,091,993	24,527,533	-	-	963,686	-	2,825,144	6,869,152

Contract owners’ equity end of period	$13,252,569	11,091,993	562,924	-	2,878,449	963,686	4,307,931	2,825,144

CHANGES IN UNITS:
Beginning units	829,979	1,551,246	-	-	96,918	-	1,311,533	1,638,454
Units purchased	122,530	132,794	58,017	-	291,724	108,708	104,270	258,620
Units redeemed	(158,969)	(854,061)	(5,255)	-	(118,370)	(11,790)	(100,642)	(585,541)

Ending units	793,540	829,979	52,762	-	270,272	96,918	1,315,161	1,311,533

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GGTC3		GVUG1		NVOLG1		NVTIV3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	(919)	(4,341)	457	-	368	-
Realized gain (loss) on investments	(638,693)	(249,205)	(1,653,326)	(318,794)	1,424	-	4,120	-
Change in unrealized gain (loss) on investments	1,482,600	(1,724,987)	2,371,469	(3,986,197)	10,079	-	(436)	-
Reinvested capital gains	-	343,893	-	1,191,538	7,009	-	195	-

Net increase (decrease) in contract owners’ equity resulting from operations	843,907	(1,630,299)	717,224	(3,117,794)	18,969	-	4,247	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	293,443	381,098	210,814	377,441	1,701	-	1,738	-
Transfers between funds	231,817	(1,027,268)	(1,134,855)	(1,455,147)	405,120	-	110,336	-
Surrenders (note 6)	(171,080)	(183,023)	(815,352)	(276,736)	-	-	(1)	-
Death benefits (note 4)	(2,608)	(3,895)	(19,119)	(4,272)	-	-	-	-
Net policy repayments (loans) (note 5)	32,383	6,564	29,135	(26,965)	-	-	(4,268)	-
Deductions for surrender charges (note 2d)	(14,538)	(11,101)	(20,151)	(8,842)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(126,032)	(122,865)	(154,679)	(201,354)	(2,296)	-	(1,621)	-
Asset charges (note 3):
FPVUL & VEL contracts	(6,948)	(7,878)	(8,422)	(11,618)	(82)	-	(127)	-
MSP contracts	(220)	(266)	(363)	(488)	-	-	-	-
SL contracts or LSFP contracts	(1,256)	(1,680)	(841)	(1,500)	(119)	-	-	-
Adjustments to maintain reserves	91	(244)	127	(495)	4	-	6	-

Net equity transactions	235,053	(970,558)	(1,913,706)	(1,609,976)	404,328	-	106,063	-

Net change in contract owners’ equity	1,078,960	(2,600,857)	(1,196,482)	(4,727,770)	423,297	-	110,310	-
Contract owners’ equity beginning of period	1,502,853	4,103,710	3,909,070	8,636,840	-	-	-	-

Contract owners’ equity end of period	$2,581,813	1,502,853	2,712,588	3,909,070	423,297	-	110,310	-

CHANGES IN UNITS:
Beginning units	177,753	249,550	347,750	450,804	-	-	-	-
Units purchased	58,779	35,785	19,096	26,945	32,613	-	8,948	-
Units redeemed	(36,217)	(107,582)	(175,549)	(129,999)	(201)	-	(485)	-

Ending units	200,315	177,753	191,297	347,750	32,412	-	8,463	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	EIF		NVRE1		AMTB		AVBVI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$87,614	229,855	179,377	2,895	290,441	226,384	7,646	47,343
Realized gain (loss) on investments	(906,434)	(189,392)	137,380	(7,493)	(300,148)	(202,300)	(3,531,453)	(307,233)
Change in unrealized gain (loss) on investments	2,824,759	(5,113,403)	3,191,020	(38,458)	492,764	(861,945)	4,600,082	(4,575,481)
Reinvested capital gains	-	166,922	71,568	-	-	-	-	1,102,495

Net increase (decrease) in contract owners’ equity resulting from operations	2,005,939	(4,906,018)	3,579,345	(43,056)	483,057	(837,861)	1,076,275	(3,732,876)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	672,491	995,272	826,975	8,943	309,832	425,247	261,637	678,683
Transfers between funds	(688,791)	(1,095,713)	19,807,032	149,247	538,842	(2,716,615)	(3,528,959)	(904,300)
Surrenders (note 6)	(480,476)	(343,352)	(587,474)	-	(757,328)	(994,617)	(286,219)	(213,281)
Death benefits (note 4)	(7,146)	(48,102)	(375)	-	(3,196)	(946)	(3,881)	(1,384)
Net policy repayments (loans) (note 5)	(104,177)	(85,839)	(174,499)	(16)	19,344	(58,672)	(130,587)	(12,791)
Deductions for surrender charges (note 2d)	(24,760)	(35,973)	(20,423)	-	(18,581)	(20,517)	(12,997)	(31,670)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(471,664)	(549,379)	(480,637)	(2,038)	(248,978)	(245,227)	(150,764)	(285,368)
Asset charges (note 3):
FPVUL & VEL contracts	(28,174)	(38,735)	(30,510)	(119)	(15,168)	(19,149)	(7,543)	(17,045)
MSP contracts	(865)	(1,487)	(1,021)	(23)	(625)	(1,153)	(131)	(345)
SL contracts or LSFP contracts	(4,589)	(6,031)	(4,250)	(54)	(2,031)	(2,542)	(730)	(2,028)
Adjustments to maintain reserves	135	(284)	41	(21)	(75)	(191)	385	531

Net equity transactions	(1,138,017)	(1,209,623)	19,334,859	155,919	(177,964)	(3,634,382)	(3,859,789)	(788,998)

Net change in contract owners’ equity	867,922	(6,115,641)	22,914,204	112,863	305,093	(4,472,243)	(2,783,514)	(4,521,874)
Contract owners’ equity beginning of period	8,024,894	14,140,535	112,863	-	4,072,316	8,544,559	3,539,890	8,061,764

Contract owners’ equity end of period	$8,892,816	8,024,894	23,027,067	112,863	4,377,409	4,072,316	756,376	3,539,890

CHANGES IN UNITS:
Beginning units	886,702	983,392	19,987	-	417,277	757,962	414,366	455,382
Units purchased	73,045	114,968	3,283,529	20,331	105,650	44,660	43,794	61,865
Units redeemed	(199,938)	(211,658)	(194,121)	(344)	(127,133)	(385,345)	(397,659)	(102,881)

Ending units	759,809	886,702	3,109,395	19,987	395,794	417,277	60,501	414,366

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCA		AVCDI		AVIE		ALVGIA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$4,684	-	(12,329)	(19,941)	377,449	88,527	390,671	272,842
Realized gain (loss) on investments	(74,322)	(24,952)	(3,608,941)	(938,058)	(3,733,536)	818,863	(2,433,244)	(941,878)
Change in unrealized gain (loss) on investments	213,629	(635,043)	6,335,247	(6,874,273)	11,299,759	(16,773,325)	3,892,452	(9,189,587)
Reinvested capital gains	-	-	-	1,332,482	-	411,886	-	2,544,323

Net increase (decrease) in contract owners’ equity resulting from operations	143,991	(659,995)	2,713,977	(6,499,790)	7,943,672	(15,454,049)	1,849,879	(7,314,300)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	143,524	193,096	523,418	754,828	1,911,585	2,504,764	494,754	993,170
Transfers between funds	14,288	(389,819)	(551,590)	(2,885,546)	1,882,564	2,442,403	(1,630,709)	(980,081)
Surrenders (note 6)	(34,964)	(55,110)	(126,744)	(228,022)	(1,077,166)	(1,640,799)	(461,687)	(3,492,018)
Death benefits (note 4)	-	-	(11,878)	(11,234)	(50,998)	(15,227)	(70,052)	(42,645)
Net policy repayments (loans) (note 5)	9,181	(5,773)	(37,566)	(27,582)	495,580	(674,107)	757,452	(190,144)
Deductions for surrender charges (note 2d)	(3,151)	(11,388)	(10,104)	(13,506)	-	-	(4,936)	(10,141)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(64,911)	(78,422)	(240,838)	(310,462)	(520,217)	(527,462)	(249,295)	(273,538)
Asset charges (note 3):
FPVUL & VEL contracts	(3,463)	(4,498)	(8,603)	(11,480)	(635)	-	(8,959)	(11,522)
MSP contracts	(130)	(182)	(236)	(323)	-	-	(66)	(85)
SL contracts or LSFP contracts	(251)	(1,818)	(910)	(1,096)	-	-	(1,023)	(1,611)
Adjustments to maintain reserves	69	(199)	92	(2,240)	(243)	(3,999)	129	(954)

Net equity transactions	60,192	(354,113)	(464,960)	(2,736,663)	2,640,470	2,085,573	(1,174,392)	(4,009,569)

Net change in contract owners’ equity	204,183	(1,014,108)	2,249,017	(9,236,453)	10,584,142	(13,368,476)	675,487	(11,323,869)
Contract owners’ equity beginning of period	721,582	1,735,690	6,553,657	15,790,110	22,521,877	35,890,353	10,026,675	21,350,544

Contract owners’ equity end of period	$925,765	721,582	8,802,674	6,553,657	33,106,019	22,521,877	10,702,162	10,026,675

CHANGES IN UNITS:
Beginning units	73,269	101,352	575,421	733,388	1,844,850	1,750,012	891,856	1,127,146
Units purchased	15,211	16,781	45,237	116,206	372,280	716,633	110,336	124,500
Units redeemed	(10,843)	(44,864)	(77,233)	(274,173)	(209,521)	(621,795)	(213,418)	(359,790)

Ending units	77,637	73,269	543,425	575,421	2,007,609	1,844,850	788,774	891,856

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ALVIVA		ALVSVA		ACVIG		ACVIP2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$309,247	281,424	56,853	32,086	676,849	413,752	408,663	666,076
Realized gain (loss) on investments	(14,852,340)	(6,091,926)	(1,362,274)	(233,100)	(916,664)	322,741	(17,598)	35,056
Change in unrealized gain (loss) on investments	23,712,549	(21,079,201)	3,299,033	(2,153,893)	2,634,136	(11,498,018)	1,696,211	(1,411,755)
Reinvested capital gains	-	2,037,831	242,912	495,807	-	2,527,186	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,169,456	(24,851,872)	2,236,524	(1,859,100)	2,394,321	(8,234,339)	2,087,276	(710,623)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,580,472	2,954,187	802,782	660,079	1,153,511	1,416,534	1,797,228	1,932,422
Transfers between funds	(4,169,695)	16,470,977	840,526	414,837	(786,783)	(1,104,166)	8,694,431	10,918,151
Surrenders (note 6)	(517,122)	(415,232)	(218,390)	(378,852)	(1,010,586)	(1,530,492)	(1,193,898)	(438,886)
Death benefits (note 4)	(56,372)	(23,915)	(4,386)	(2,356)	(16,535)	(190,033)	(4,883)	(388)
Net policy repayments (loans) (note 5)	(14,340)	(16,455)	(9,557)	14,542	(23,681)	(43,973)	(330,435)	(202,460)
Deductions for surrender charges (note 2d)	-	-	(15,875)	(10,346)	(33,102)	(66,767)	(21,774)	(26,158)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(573,202)	(546,479)	(210,880)	(166,604)	(878,340)	(968,369)	(541,350)	(413,495)
Asset charges (note 3):
FPVUL & VEL contracts	(1,637)	-	(11,734)	(11,978)	(45,062)	(59,962)	(27,490)	(25,806)
MSP contracts	-	-	(236)	(273)	(1,625)	(2,178)	(767)	(966)
SL contracts or LSFP contracts	-	-	(1,522)	(1,991)	(6,495)	(11,070)	(43,327)	(23,222)
Adjustments to maintain reserves	94	(1,802)	121	(402)	143	(502)	(5,571)	338

Net equity transactions	(3,751,802)	18,421,281	1,170,849	516,656	(1,648,555)	(2,560,978)	8,322,164	11,719,530

Net change in contract owners’ equity	5,417,654	(6,430,591)	3,407,373	(1,342,444)	745,766	(10,795,317)	10,409,440	11,008,907
Contract owners’ equity beginning of period	26,132,105	32,562,696	4,311,520	5,653,964	14,932,610	25,727,927	17,866,676	6,857,769

Contract owners’ equity end of period	$31,549,759	26,132,105	7,718,893	4,311,520	15,678,376	14,932,610	28,276,116	17,866,676

CHANGES IN UNITS:
Beginning units	4,683,123	2,725,346	328,168	276,826	1,377,996	1,557,702	1,471,121	555,690
Units purchased	534,493	2,478,645	156,315	98,801	118,060	122,432	842,838	1,008,618
Units redeemed	(1,014,160)	(520,868)	(72,300)	(47,459)	(280,491)	(302,138)	(201,519)	(93,187)

Ending units	4,203,456	4,683,123	412,183	328,168	1,215,565	1,377,996	2,112,440	1,471,121

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVI		ACVI3		ACVMV1		ACVU1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$499,991	257,481	149,185	81,052	79,153	1,720	6,758	(1,778)
Realized gain (loss) on investments	(1,817,728)	2,469,282	(2,457,774)	77,204	(337,105)	(214,958)	(1,249,197)	(190,995)
Change in unrealized gain (loss) on investments	7,646,953	(25,813,579)	3,577,208	(6,681,859)	837,183	(282,036)	1,752,880	(2,431,983)
Reinvested capital gains	-	3,477,537	-	952,078	-	-	-	624,097

Net increase (decrease) in contract owners’ equity resulting from operations	6,329,216	(19,609,279)	1,268,619	(5,571,525)	579,231	(495,274)	510,441	(2,000,659)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	256,325	618,884	875,837	1,731,418	376,909	324,352	203,832	448,760
Transfers between funds	(7,162,032)	(1,613,073)	(7,901,795)	(418,966)	344,013	(6,246)	(2,176,059)	(1,306,825)
Surrenders (note 6)	(5,747,050)	(2,316,247)	(610,700)	(700,271)	(113,286)	(194,757)	(93,738)	(145,283)
Death benefits (note 4)	(109,866)	(95,546)	(8,423)	(64,410)	(169)	-	(2,797)	(7,417)
Net policy repayments (loans) (note 5)	(37,869)	(255,864)	242,748	85,585	(38,948)	(9,526)	(3,536)	(31,965)
Deductions for surrender charges (note 2d)	(13,460)	(34,952)	(17,064)	(30,035)	(5,642)	(6,118)	(4,410)	(10,461)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(909,646)	(1,288,114)	(346,939)	(577,322)	(124,627)	(109,028)	(113,956)	(194,006)
Asset charges (note 3):
FPVUL & VEL contracts	(18,693)	(50,189)	(17,029)	(37,215)	(6,935)	(6,661)	(4,676)	(9,889)
MSP contracts	(882)	(2,236)	(204)	(455)	(437)	(415)	(114)	(266)
SL contracts or LSFP contracts	(3,341)	(9,635)	(1,885)	(5,044)	(1,137)	(1,109)	(558)	(1,283)
Adjustments to maintain reserves	137	1,053	5,460	(305)	116	(271)	443	6,318

Net equity transactions	(13,746,377)	(5,045,919)	(7,779,994)	(17,020)	429,858	(9,779)	(2,195,569)	(1,252,317)

Net change in contract owners’ equity	(7,417,161)	(24,655,198)	(6,511,375)	(5,588,545)	1,009,089	(505,053)	(1,685,128)	(3,252,976)
Contract owners’ equity beginning of period	24,065,738	48,720,936	6,511,375	12,099,920	1,786,321	2,291,374	2,507,444	5,760,420

Contract owners’ equity end of period	$16,648,577	24,065,738	-	6,511,375	2,795,410	1,786,321	822,316	2,507,444

CHANGES IN UNITS:
Beginning units	2,563,444	2,830,064	684,882	702,238	177,588	172,200	323,265	435,218
Units purchased	413,697	161,571	102,209	141,038	60,679	47,130	34,869	45,560
Units redeemed	(1,398,704)	(428,191)	(787,091)	(158,394)	(24,342)	(41,742)	(278,701)	(157,513)

Ending units	1,578,437	2,563,444	-	684,882	213,925	177,588	79,433	323,265

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVV		ACVVS1		DVMCS		DVSCS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$2,567,542	1,345,712	(3,136)	(2,028)	7,754	6,201	513,409	156,917
Realized gain (loss) on investments	(5,673,840)	(4,697,399)	(2,157,073)	(435,741)	(194,997)	(253,658)	(5,382,740)	(1,325,785)
Change in unrealized gain (loss) on investments	11,996,736	(21,487,997)	2,667,921	(2,649,965)	397,732	(322,041)	6,521,628	(10,876,821)
Reinvested capital gains	-	7,372,247	-	198,639	-	125,095	3,690,903	3,338,301

Net increase (decrease) in contract owners’ equity resulting from operations	8,890,438	(17,467,437)	507,712	(2,889,095)	210,489	(444,403)	5,343,200	(8,707,388)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,462,119	4,823,008	350,419	516,181	18,235	45,518	1,549,773	1,708,490
Transfers between funds	939,781	(3,231,628)	(1,970,914)	747,552	131,562	(328,793)	3,331,538	3,465,034
Surrenders (note 6)	(2,992,993)	(4,571,675)	(46,524)	(399,396)	(42,213)	(10,341)	(1,105,804)	(813,933)
Death benefits (note 4)	(101,903)	(147,725)	(901)	(745)	(14)	(6,063)	(16,453)	(18,274)
Net policy repayments (loans) (note 5)	(7,525)	(235,198)	1,586	(19,896)	7,444	(9,720)	(280,899)	(48,295)
Deductions for surrender charges (note 2d)	(95,117)	(151,004)	(3,962)	(6,505)	-	-	(36,027)	(48,324)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,164,400)	(2,224,770)	(125,689)	(168,664)	(13,153)	(12,866)	(670,203)	(635,055)
Asset charges (note 3):
FPVUL & VEL contracts	(113,332)	(140,594)	(4,191)	(10,567)	-	-	(23,118)	(27,993)
MSP contracts	(3,331)	(4,101)	(88)	(234)	-	-	(692)	(428)
SL contracts or LSFP contracts	(17,838)	(22,819)	(425)	(1,613)	-	-	(4,057)	(6,019)
Adjustments to maintain reserves	(174)	1,214	106	(251)	12	(107)	190	11,814

Net equity transactions	(1,094,713)	(5,905,292)	(1,800,584)	655,862	101,873	(322,372)	2,744,248	3,587,017

Net change in contract owners’ equity	7,795,725	(23,372,729)	(1,292,872)	(2,233,233)	312,362	(766,775)	8,087,448	(5,120,371)
Contract owners’ equity beginning of period	45,034,090	68,406,819	3,234,976	5,468,209	570,492	1,337,267	20,169,119	25,289,490

Contract owners’ equity end of period	$52,829,815	45,034,090	1,942,104	3,234,976	882,854	570,492	28,256,567	20,169,119

CHANGES IN UNITS:
Beginning units	3,065,576	3,401,962	361,695	313,570	53,835	75,190	1,877,655	1,623,344
Units purchased	414,934	463,575	40,041	156,951	11,544	11,865	440,945	487,411
Units redeemed	(464,062)	(799,961)	(223,457)	(108,826)	(3,755)	(33,220)	(211,555)	(233,100)

Ending units	3,016,448	3,065,576	178,279	361,695	61,624	53,835	2,107,045	1,877,655

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSIF		DSRG		DCAP		DSC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$4,611,419	6,319,860	89,517	91,532	529,882	574,356	8,771	4,928
Realized gain (loss) on investments	(15,363,916)	15,818,799	(339,716)	(37,843)	(1,158,330)	1,543,140	(237,303)	(80,882)
Change in unrealized gain (loss) on investments	53,256,000	(163,666,840)	3,016,835	(4,914,476)	3,343,161	(13,273,742)	339,478	(205,053)
Reinvested capital gains	15,610,923	-	-	-	1,595,366	2,238,570	-	29,526

Net increase (decrease) in contract owners’ equity resulting from operations	58,114,426	(141,528,181)	2,766,636	(4,860,787)	4,310,079	(8,917,676)	110,946	(251,481)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,993,791	19,761,732	1,253,433	1,404,443	1,600,282	2,992,016	52,230	117,657
Transfers between funds	(20,202,465)	12,743,215	(485,857)	(436,901)	165,445	(6,507,327)	16,007	50,080
Surrenders (note 6)	(19,024,632)	(22,570,115)	(822,907)	(928,362)	(1,518,374)	(1,322,133)	(26,557)	(65,557)
Death benefits (note 4)	(957,808)	(676,774)	(30,191)	(30,015)	(20,573)	(129,710)	-	-
Net policy repayments (loans) (note 5)	1,723,359	(1,079,838)	(34,091)	(117,066)	16,087	(31,928)	(3,692)	57,724
Deductions for surrender charges (note 2d)	(327,301)	(450,561)	(18,147)	(34,630)	(41,880)	(52,971)	(3,254)	(5,085)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,939,235)	(10,510,403)	(873,104)	(907,724)	(995,180)	(1,092,938)	(26,762)	(29,350)
Asset charges (note 3):
FPVUL & VEL contracts	(327,458)	(441,190)	(40,921)	(50,478)	(51,781)	(62,716)	(1,785)	(2,165)
MSP contracts	(11,033)	(15,136)	(1,196)	(1,555)	(1,105)	(1,343)	-	-
SL contracts or LSFP contracts	(83,213)	(131,293)	(2,503)	(3,926)	(6,737)	(10,042)	(264)	(225)
Adjustments to maintain reserves	375	910	75	(349)	155	(978)	63	(185)

Net equity transactions	(34,155,620)	(3,369,453)	(1,055,409)	(1,106,563)	(853,661)	(6,220,070)	5,986	122,894

Net change in contract owners’ equity	23,958,806	(144,897,634)	1,711,227	(5,967,350)	3,456,418	(15,137,746)	116,932	(128,587)
Contract owners’ equity beginning of period	240,896,002	385,793,636	8,931,784	14,899,134	20,333,092	35,470,838	528,618	657,205

Contract owners’ equity end of period	$264,854,808	240,896,002	10,643,011	8,931,784	23,789,510	20,333,092	645,550	528,618

CHANGES IN UNITS:
Beginning units	27,480,971	27,146,494	1,059,639	1,157,932	1,847,383	2,352,372	60,390	46,856
Units purchased	2,190,468	5,271,091	142,236	139,091	189,168	282,871	14,002	18,551
Units redeemed	(5,426,801)	(4,936,614)	(263,854)	(237,384)	(248,082)	(787,860)	(15,879)	(5,017)

Ending units	24,244,638	27,480,971	938,021	1,059,639	1,788,469	1,847,383	58,513	60,390

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DVIV		SVSSVB		SVSHEB		FVCA2P
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$802,080	609,939	66,248	20,636	20,726	14,686	5,549	1,756
Realized gain (loss) on investments	(5,642,350)	(4,701,583)	(991,504)	(1,158,549)	(365,065)	(225,420)	(15,641)	2,000
Change in unrealized gain (loss) on investments	10,533,052	(13,304,437)	1,926,210	(1,691,972)	449,631	(340,683)	85,511	(185,047)
Reinvested capital gains	-	5,147,830	-	843,807	-	119,020	-	10,715

Net increase (decrease) in contract owners’ equity resulting from operations	5,692,782	(12,248,251)	1,000,954	(1,986,078)	105,292	(432,397)	75,419	(170,576)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	969,516	1,726,807	56,728	2,522	42,298	38,562	53,556	58,118
Transfers between funds	(2,201,698)	(4,503,936)	(100,655)	6,624,162	(157,787)	222,436	131,145	95,605
Surrenders (note 6)	(338,852)	(330,732)	(3,360,663)	(235,438)	(26,594)	(105)	(48,967)	(23,553)
Death benefits (note 4)	(36,099)	(26,287)	(38,126)	-	-	-	-	-
Net policy repayments (loans) (note 5)	143	(309,795)	(10,085)	-	-	-	1,694	(13,483)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(656)	(487)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(321,217)	(326,358)	(257,513)	(167,687)	(13,802)	(15,906)	(20,933)	(18,910)
Asset charges (note 3):
FPVUL & VEL contracts	(112)	-	(30)	-	-	-	(1,556)	(1,528)
MSP contracts	-	-	-	-	-	-	(31)	(35)
SL contracts or LSFP contracts	-	-	-	-	-	-	(399)	(420)
Adjustments to maintain reserves	33	(1,657)	2	(90)	4	(163)	42	(111)

Net equity transactions	(1,928,286)	(3,771,958)	(3,710,342)	6,223,469	(155,881)	244,824	113,895	95,196

Net change in contract owners’ equity	3,764,496	(16,020,209)	(2,709,388)	4,237,391	(50,589)	(187,573)	189,314	(75,380)
Contract owners’ equity beginning of period	19,916,735	35,936,944	4,237,391	-	556,432	744,005	438,882	514,262

Contract owners’ equity end of period	$23,681,231	19,916,735	1,528,003	4,237,391	505,843	556,432	628,196	438,882

CHANGES IN UNITS:
Beginning units	1,460,923	1,649,104	672,760	-	94,357	67,742	36,885	30,528
Units purchased	82,908	186,855	45,475	753,052	6,594	28,497	14,544	10,291
Units redeemed	(215,371)	(375,036)	(529,998)	(80,292)	(32,141)	(1,882)	(4,905)	(3,934)

Ending units	1,328,460	1,460,923	188,237	672,760	68,810	94,357	46,524	36,885

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FALF		FVMOS		FQB		FCS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$4,980	4,437	11,339	6,586	2,031,892	2,039,576	1,550,632	1,567,013
Realized gain (loss) on investments	(90,243)	(26,490)	(17,471)	(84,026)	(284,840)	(595,132)	(38,137,604)	(3,002,018)
Change in unrealized gain (loss) on investments	112,514	(140,537)	2,498	(16,844)	4,238,316	(3,824,604)	74,183,384	(106,447,811)
Reinvested capital gains	-	68,651	11,510	-	-	-	36,005	5,516,799

Net increase (decrease) in contract owners’ equity resulting from operations	27,251	(93,939)	7,876	(94,284)	5,985,368	(2,380,160)	37,632,417	(102,366,017)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,318	23,058	56,736	61,741	1,841,214	2,289,439	9,007,187	13,173,081
Transfers between funds	16,561	(11,035)	51,298	881,580	1,722,487	(7,238,739)	(24,042,556)	8,374,973
Surrenders (note 6)	(29,556)	(11,851)	(93,659)	(71,987)	(1,305,814)	(4,274,629)	(9,034,785)	(10,812,520)
Death benefits (note 4)	-	-	-	-	(73,632)	(214,209)	(336,831)	(639,622)
Net policy repayments (loans) (note 5)	(7,062)	4,050	(22,495)	(17,796)	(212,033)	(33,306)	1,183,619	(546,140)
Deductions for surrender charges (note 2d)	(1,594)	(737)	(2,103)	(1,339)	(49,747)	(65,824)	(192,255)	(272,763)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,054)	(11,184)	(37,061)	(24,923)	(1,336,261)	(1,380,424)	(5,367,108)	(6,160,319)
Asset charges (note 3):
FPVUL & VEL contracts	(734)	(958)	(2,628)	(2,111)	(71,710)	(75,175)	(254,511)	(341,997)
MSP contracts	-	-	(133)	(36)	(3,138)	(3,442)	(8,338)	(11,685)
SL contracts or LSFP contracts	(120)	(173)	(48)	(17)	(11,782)	(13,206)	(37,941)	(60,093)
Adjustments to maintain reserves	(35)	(116)	33	(201)	339	(1,454)	484	(7,996)

Net equity transactions	(24,276)	(8,946)	(50,060)	824,911	499,924	(11,010,969)	(29,083,035)	2,694,919

Net change in contract owners’ equity	2,975	(102,885)	(42,184)	730,627	6,485,292	(13,391,129)	8,549,382	(99,671,098)
Contract owners’ equity beginning of period	182,692	285,577	776,834	46,207	29,220,443	42,611,572	138,013,329	237,684,427

Contract owners’ equity end of period	$185,667	182,692	734,650	776,834	35,705,735	29,220,443	146,562,711	138,013,329

CHANGES IN UNITS:
Beginning units	18,003	18,632	76,516	4,512	2,049,199	2,769,010	11,013,774	10,608,174
Units purchased	3,434	1,861	11,355	80,667	259,877	180,046	840,475	2,481,947
Units redeemed	(5,488)	(2,490)	(16,428)	(8,663)	(225,694)	(899,857)	(3,346,068)	(2,076,347)

Ending units	15,949	18,003	71,443	76,516	2,083,382	2,049,199	8,508,181	11,013,774

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FNRS2		FEIS		FF10S		FF20S
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$19,097	-	1,180,270	1,965,146	66,791	44,281	168,966	120,839
Realized gain (loss) on investments	(3,503,742)	255,259	(8,802,232)	(1,339,636)	(158,183)	(53,432)	(690,784)	(159,092)
Change in unrealized gain (loss) on investments	7,057,894	(9,827,149)	22,562,984	(45,577,309)	488,742	(505,036)	1,954,092	(1,785,136)
Reinvested capital gains	-	470,633	-	90,581	14,154	66,308	63,886	210,061

Net increase (decrease) in contract owners’ equity resulting from operations	3,573,249	(9,101,257)	14,941,022	(44,861,218)	411,504	(447,879)	1,496,160	(1,613,328)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	921,259	1,058,931	4,899,671	6,381,226	60,646	43,955	732,783	778,261
Transfers between funds	(1,393,880)	3,529,605	(6,014,274)	(4,012,784)	265,977	298,272	899,650	2,166,797
Surrenders (note 6)	(682,814)	(2,227,420)	(4,389,242)	(4,511,875)	(28,995)	(54,598)	(613,436)	(443,408)
Death benefits (note 4)	(9,801)	(9,548)	(163,982)	(231,324)	(37,311)	(33,852)	(48,314)	-
Net policy repayments (loans) (note 5)	26,475	1,031,690	(251,250)	116,709	(616)	(2,234)	(1,977)	(7,371)
Deductions for surrender charges (note 2d)	(23,203)	(46,203)	(98,170)	(145,202)	(347)	(996)	(7,949)	(5,843)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(462,382)	(616,991)	(2,927,280)	(3,408,744)	(79,301)	(62,548)	(201,066)	(151,659)
Asset charges (note 3):
FPVUL & VEL contracts	(28,455)	(43,503)	(138,715)	(190,746)	(5,184)	(5,557)	(7,671)	(7,390)
MSP contracts	(2,561)	(2,895)	(5,248)	(7,457)	(2,518)	(664)	(4,106)	(3,799)
SL contracts or LSFP contracts	(5,285)	(8,529)	(23,702)	(36,863)	(183)	(130)	(3,983)	(3,981)
Adjustments to maintain reserves	127	(456)	264	(2,214)	35	(84)	78	(174)

Net equity transactions	(1,660,519)	2,664,681	(9,111,927)	(6,049,274)	172,203	181,564	744,008	2,321,433

Net change in contract owners’ equity	1,912,730	(6,436,576)	5,829,095	(50,910,492)	583,707	(266,315)	2,240,168	708,105
Contract owners’ equity beginning of period	7,818,837	14,255,413	57,428,367	108,338,859	1,305,396	1,571,711	3,755,922	3,047,817

Contract owners’ equity end of period	$9,731,567	7,818,837	63,257,462	57,428,367	1,889,103	1,305,396	5,996,090	3,755,922

CHANGES IN UNITS:
Beginning units	747,087	621,068	5,797,882	6,259,548	135,192	121,944	408,386	222,540
Units purchased	96,254	222,629	520,004	725,390	36,923	24,022	183,284	227,186
Units redeemed	(213,252)	(96,610)	(1,435,167)	(1,187,056)	(14,492)	(10,774)	(84,386)	(41,340)

Ending units	630,089	747,087	4,882,719	5,797,882	157,623	135,192	507,284	408,386

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF30S		FGIS		FGOS		FGS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$56,247	56,352	524	(24)	24,301	32,689	140,356	613,870
Realized gain (loss) on investments	(258,601)	(26,453)	(3,209)	(7,749)	(205,046)	628,913	(170,254)	5,181,843
Change in unrealized gain (loss) on investments	870,053	(1,220,170)	14,001	-	2,704,979	(8,114,515)	15,472,365	(59,635,200)
Reinvested capital gains	31,524	163,010	-	-	-	-	51,075	-

Net increase (decrease) in contract owners’ equity resulting from operations	699,223	(1,027,261)	11,316	(7,773)	2,524,234	(7,452,913)	15,493,542	(53,839,487)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	366,393	381,816	3	(1,085)	673,114	792,028	6,031,817	7,046,371
Transfers between funds	411,897	873,657	58,366	8,964	(201,169)	(290,519)	(2,738,938)	(136,368)
Surrenders (note 6)	(135,211)	(59,154)	-	-	(373,231)	(905,202)	(10,901,774)	(5,407,244)
Death benefits (note 4)	(1,507)	-	(108)	-	(11,187)	(16,992)	(167,800)	(215,391)
Net policy repayments (loans) (note 5)	(15,113)	(33,677)	-	-	51,325	149,683	411,525	(987,857)
Deductions for surrender charges (note 2d)	(22,995)	(7,172)	-	-	(12,957)	(26,134)	(122,063)	(163,052)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(154,222)	(152,296)	(515)	(108)	(496,575)	(578,450)	(3,922,229)	(4,490,214)
Asset charges (note 3):
FPVUL & VEL contracts	(8,972)	(8,423)	-	-	(23,675)	(34,630)	(153,897)	(224,291)
MSP contracts	(1,192)	(1,456)	-	-	(901)	(1,373)	(4,267)	(6,818)
SL contracts or LSFP contracts	(760)	(751)	-	-	(4,164)	(7,293)	(18,176)	(29,683)
Adjustments to maintain reserves	315	1,699	(1)	2	40	(129)	215	(1,061)

Net equity transactions	438,634	994,243	57,745	7,773	(399,381)	(919,011)	(11,585,588)	(4,615,608)

Net change in contract owners’ equity	1,137,857	(33,018)	69,061	-	2,124,853	(8,371,924)	3,907,954	(58,455,095)
Contract owners’ equity beginning of period	1,910,236	1,943,254	-	-	5,741,636	14,113,560	60,833,619	119,288,714

Contract owners’ equity end of period	$3,048,093	1,910,236	69,061	-	7,866,489	5,741,636	64,741,573	60,833,619

CHANGES IN UNITS:
Beginning units	216,667	136,304	-	-	928,680	1,026,154	7,700,401	7,780,228
Units purchased	79,628	106,946	9,348	12	99,337	105,532	787,812	1,467,717
Units redeemed	(33,104)	(26,583)	(104)	(12)	(155,742)	(203,006)	(2,156,095)	(1,547,544)

Ending units	263,191	216,667	9,244	-	872,275	928,680	6,332,118	7,700,401

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIS		FHISR		FIP		FIGBS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,014,107	1,567,014	265,552	181,702	89,440	97,318	1,451,310	577,502
Realized gain (loss) on investments	(2,346,308)	(1,663,434)	(368,107)	(388,500)	(905,611)	(439,647)	(218,707)	(224,056)
Change in unrealized gain (loss) on investments	7,293,431	(5,012,716)	1,117,802	(443,840)	1,620,518	(1,415,432)	1,108,825	(878,509)
Reinvested capital gains	-	-	-	-	79,994	-	66,026	11,500

Net increase (decrease) in contract owners’ equity resulting from operations	5,961,230	(5,109,136)	1,015,247	(650,638)	884,341	(1,757,761)	2,407,454	(513,563)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	528,515	1,027,626	582,129	633,647	112,714	(11,553)	1,112,309	1,077,108
Transfers between funds	800,914	(4,639,572)	860,493	(263,516)	118,874	5,323,184	1,469,190	876,503
Surrenders (note 6)	(6,607,266)	(1,029,366)	(514,675)	(217,629)	-	-	(1,800,765)	(846,344)
Death benefits (note 4)	(76,510)	(158,716)	(5,348)	(11,673)	(15,004)	-	(10,094)	(13,793)
Net policy repayments (loans) (note 5)	(175,701)	(191,243)	315,065	71,429	-	-	(91,945)	(100,225)
Deductions for surrender charges (note 2d)	(26,124)	(12,074)	(8,883)	(5,323)	-	-	(39,692)	(42,234)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(871,020)	(826,341)	(195,153)	(126,364)	(36,158)	(37,441)	(701,838)	(556,665)
Asset charges (note 3):
FPVUL & VEL contracts	(23,491)	(29,429)	(9,941)	(7,521)	-	-	(40,726)	(36,049)
MSP contracts	(1,408)	(1,554)	(102)	(63)	-	-	(2,934)	(2,793)
SL contracts or LSFP contracts	(2,630)	(4,833)	(2,552)	(1,520)	-	-	(17,601)	(12,012)
Adjustments to maintain reserves	436	909	24	(109)	6	(132)	16	(387)

Net equity transactions	(6,454,286)	(5,864,593)	1,021,056	71,358	180,432	5,274,058	(124,080)	343,109

Net change in contract owners’ equity	(493,056)	(10,973,729)	2,036,303	(579,280)	1,064,773	3,516,297	2,283,374	(170,454)
Contract owners’ equity beginning of period	14,117,956	25,091,685	1,709,984	2,289,264	3,516,297	-	14,356,232	14,526,686

Contract owners’ equity end of period	$13,624,900	14,117,956	3,746,287	1,709,984	4,581,070	3,516,297	16,639,606	14,356,232

CHANGES IN UNITS:
Beginning units	1,538,011	2,023,784	230,571	231,578	551,311	-	1,257,854	1,230,686
Units purchased	131,771	71,249	196,276	77,010	25,026	555,792	209,579	249,793
Units redeemed	(672,044)	(557,022)	(75,882)	(78,017)	(7,842)	(4,481)	(206,567)	(222,625)

Ending units	997,738	1,538,011	350,965	230,571	568,495	551,311	1,260,866	1,257,854

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FMCS		FOS		FOSR		FVSS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$157,840	107,251	498,907	964,026	221,481	398,857	14,646	29,057
Realized gain (loss) on investments	(4,816,852)	(2,320,974)	(2,964,630)	1,897,452	(1,450,487)	(84,440)	(1,474,268)	(2,031,968)
Change in unrealized gain (loss) on investments	15,544,782	(20,681,917)	8,680,677	(30,619,099)	3,796,623	(10,589,282)	2,868,659	(2,944,133)
Reinvested capital gains	167,621	5,673,851	86,971	5,319,862	34,875	1,841,509	-	1,635,580

Net increase (decrease) in contract owners’ equity resulting from operations	11,053,391	(17,221,789)	6,301,925	(22,437,759)	2,602,492	(8,433,356)	1,409,037	(3,311,464)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,796,586	2,941,912	1,118,093	1,220,793	1,667,323	2,343,181	320,330	503,372
Transfers between funds	(197,748)	4,315,996	(2,522,542)	(2,974,098)	(667,393)	(336,009)	(175,406)	(2,915,680)
Surrenders (note 6)	(2,271,179)	(1,267,097)	(2,520,492)	(1,837,054)	(1,393,473)	(734,218)	(295,655)	(366,990)
Death benefits (note 4)	(522,334)	(16,839)	(8,121)	(43,879)	(9,594)	(10,456)	(20,978)	(3,790)
Net policy repayments (loans) (note 5)	(96,386)	(594,321)	(280,378)	(201,285)	95,249	(9,704)	(55,097)	(223,440)
Deductions for surrender charges (note 2d)	(67,437)	(76,297)	(52,416)	(31,395)	(36,249)	(42,099)	(9,979)	(21,043)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,422,500)	(1,371,833)	(870,779)	(1,085,797)	(670,427)	(753,965)	(170,429)	(211,568)
Asset charges (note 3):
FPVUL & VEL contracts	(67,635)	(80,400)	(25,245)	(40,454)	(40,697)	(53,803)	(9,693)	(14,825)
MSP contracts	(2,463)	(2,958)	(594)	(1,046)	(525)	(710)	(140)	(248)
SL contracts or LSFP contracts	(13,513)	(18,178)	(6,290)	(11,790)	(6,753)	(9,676)	(607)	(1,011)
Adjustments to maintain reserves	(997)	(1,358)	84	(1,827)	102	(297)	94	(275)

Net equity transactions	(1,865,606)	3,828,627	(5,168,680)	(5,007,832)	(1,062,437)	392,244	(417,560)	(3,255,498)

Net change in contract owners’ equity	9,187,785	(13,393,162)	1,133,245	(27,445,591)	1,540,055	(8,041,112)	991,477	(6,566,962)
Contract owners’ equity beginning of period	28,030,054	41,423,216	27,433,963	54,879,554	10,638,536	18,679,648	2,680,870	9,247,832

Contract owners’ equity end of period	$37,217,839	28,030,054	28,567,208	27,433,963	12,178,591	10,638,536	3,672,347	2,680,870

CHANGES IN UNITS:
Beginning units	1,725,728	1,538,812	2,724,548	3,039,326	1,096,774	1,080,792	323,896	544,410
Units purchased	256,639	429,420	152,172	323,334	173,704	204,196	38,702	79,391
Units redeemed	(346,441)	(242,504)	(630,964)	(638,112)	(277,882)	(188,214)	(81,014)	(299,905)

Ending units	1,635,926	1,725,728	2,245,756	2,724,548	992,596	1,096,774	281,584	323,896

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF15S		FF25S		FTVIS2		FTVRDI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$35,845	27,762	16,647	7,341	313,612	247,666	163,842	246,107
Realized gain (loss) on investments	(236,332)	(18,251)	(28,032)	(7,254)	(499,666)	(199,597)	(577,159)	39,108
Change in unrealized gain (loss) on investments	406,105	(274,869)	139,482	(104,475)	1,348,478	(1,655,102)	1,903,727	(3,991,162)
Reinvested capital gains	13,329	28,462	5,650	10,967	-	103,703	-	91,080

Net increase (decrease) in contract owners’ equity resulting from operations	218,947	(236,896)	133,747	(93,421)	1,162,424	(1,503,330)	1,490,410	(3,614,867)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	111,700	51,117	38,096	6,501	367,692	340,125	1,022,781	1,080,065
Transfers between funds	(305)	1,074,503	228,073	330,456	(173,558)	110,349	62,494	(1,454,085)
Surrenders (note 6)	(2,216)	-	(3,332)	-	(327,889)	(124,660)	(1,000,863)	(608,305)
Death benefits (note 4)	(10,042)	-	(4,436)	-	(331)	(9,041)	(33,527)	(48,605)
Net policy repayments (loans) (note 5)	-	-	-	-	(2,213)	16,642	(154,524)	(83,502)
Deductions for surrender charges (note 2d)	-	-	-	-	(4,378)	(2,074)	(54,334)	(86,276)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,622)	(7,580)	(7,584)	(2,128)	(207,936)	(201,583)	(527,726)	(583,283)
Asset charges (note 3):
FPVUL & VEL contracts	(181)	-	(2)	-	(8,686)	(10,220)	(35,569)	(43,888)
MSP contracts	-	-	-	-	(1,639)	(1,946)	(1,022)	(1,255)
SL contracts or LSFP contracts	-	-	-	-	(5,174)	(5,748)	(4,487)	(6,266)
Adjustments to maintain reserves	24	(27)	18	(20)	13	(684)	110	(271)

Net equity transactions	79,358	1,118,013	250,833	334,809	(364,098)	111,160	(726,667)	(1,835,671)

Net change in contract owners’ equity	298,305	881,117	384,580	241,388	798,326	(1,392,170)	763,743	(5,450,538)
Contract owners’ equity beginning of period	881,117	-	241,388	-	3,451,283	4,843,453	9,362,356	14,812,894

Contract owners’ equity end of period	$1,179,422	881,117	625,968	241,388	4,249,609	3,451,283	10,126,099	9,362,356

CHANGES IN UNITS:
Beginning units	118,752	-	35,716	-	421,586	416,188	787,806	910,630
Units purchased	34,618	123,230	37,806	36,206	50,921	55,768	77,928	86,336
Units redeemed	(26,057)	(4,478)	(2,143)	(490)	(89,671)	(50,370)	(141,637)	(209,160)

Ending units	127,313	118,752	71,379	35,716	382,836	421,586	724,097	787,806

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVSVI		FTVSV2		FTVMD2		FTVDM3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$150,962	147,861	51,803	39,612	1,950	1,380	145,606	151,739
Realized gain (loss) on investments	(917,805)	(160,397)	(1,390,336)	(582,936)	(10,390)	(3,430)	(805,887)	(269,331)
Change in unrealized gain (loss) on investments	2,461,641	(4,661,084)	2,181,594	(1,378,961)	44,892	(17,922)	2,635,761	(4,596,789)
Reinvested capital gains	350,550	799,863	165,739	350,132	5,595	2,827	13,648	1,100,871

Net increase (decrease) in contract owners’ equity resulting from operations	2,045,348	(3,873,757)	1,008,800	(1,572,153)	42,047	(17,145)	1,989,128	(3,613,510)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	863,669	1,041,503	248,450	254,804	19	(45)	543,048	417,586
Transfers between funds	(224,665)	244,305	518,265	(317,724)	99,663	85,962	909,392	(1,200,348)
Surrenders (note 6)	(389,024)	(293,697)	(352,465)	(87,532)	-	-	(215,313)	(243,005)
Death benefits (note 4)	(1,166)	(63,349)	(2,924)	-	(636)	-	(5,865)	-
Net policy repayments (loans) (note 5)	(112,640)	(56,607)	(11,580)	-	-	-	(68,935)	(29,337)
Deductions for surrender charges (note 2d)	(39,693)	(34,396)	-	-	-	-	(5,637)	(13,881)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(412,959)	(430,515)	(78,972)	(70,001)	(2,034)	(641)	(208,344)	(232,057)
Asset charges (note 3):
FPVUL & VEL contracts	(27,852)	(32,483)	(363)	-	-	-	(12,685)	(17,056)
MSP contracts	(963)	(1,242)	-	-	-	-	(626)	(854)
SL contracts or LSFP contracts	(3,961)	(8,155)	-	-	-	-	(3,100)	(4,523)
Adjustments to maintain reserves	(1,417)	(363)	32	356	5	(14)	105	(359)

Net equity transactions	(350,671)	365,001	320,443	(220,097)	97,017	85,262	932,040	(1,323,834)

Net change in contract owners’ equity	1,694,677	(3,508,756)	1,329,243	(1,792,250)	139,064	68,117	2,921,168	(4,937,344)
Contract owners’ equity beginning of period	7,796,888	11,305,644	3,286,714	5,078,964	68,117	-	2,758,868	7,696,212

Contract owners’ equity end of period	$9,491,565	7,796,888	4,615,957	3,286,714	207,181	68,117	5,680,036	2,758,868

CHANGES IN UNITS:
Beginning units	560,057	545,164	381,137	393,948	9,508	-	275,997	364,400
Units purchased	69,493	73,627	86,958	106,273	14,344	9,583	94,539	39,126
Units redeemed	(103,255)	(58,734)	(53,020)	(119,084)	(352)	(75)	(41,380)	(127,529)

Ending units	526,295	560,057	415,075	381,137	23,500	9,508	329,156	275,997

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF		TIF2		TIF3		FTVGI2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$55,755	66,199	341,266	320,223	175,850	164,729	289,491	20,598
Realized gain (loss) on investments	(81,845)	(31,498)	(3,399,112)	26,260	(726,575)	(71,704)	(32,038)	(1)
Change in unrealized gain (loss) on investments	438,313	(1,488,551)	6,489,010	(9,427,721)	1,930,983	(3,947,571)	52,782	(4,244)
Reinvested capital gains	62,378	239,532	451,291	1,441,783	212,562	635,903	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	474,601	(1,214,318)	3,882,455	(7,639,455)	1,592,820	(3,218,643)	310,235	16,353

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	41	-	806,566	848,633	522,616	719,233	164,993	553,199
Transfers between funds	(87,521)	(351,962)	(1,161,518)	(2,730,461)	(570,054)	454,678	1,083,600	466,055
Surrenders (note 6)	(60,255)	(79,037)	(1,201,312)	(2,772,588)	(439,480)	(197,681)	(2,269)	(252)
Death benefits (note 4)	-	-	(58,838)	(37,130)	(584)	(608)	(2,761)	-
Net policy repayments (loans) (note 5)	(16,520)	(41,203)	731,642	(6,035)	(19,199)	(16,792)	126	214
Deductions for surrender charges (note 2d)	(3,956)	(5,221)	-	-	(21,871)	(18,517)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(58,983)	(76,321)	(166,754)	(155,830)	(239,699)	(273,111)	(40,404)	(11,492)
Asset charges (note 3):
FPVUL & VEL contracts	(5,002)	(7,701)	-	-	(14,566)	(18,536)	(207)	-
MSP contracts	(382)	(462)	-	-	(262)	(614)	-	-
SL contracts or LSFP contracts	(1,084)	(1,821)	-	-	(6,844)	(5,795)	-	-
Adjustments to maintain reserves	132	(348)	15	(3,716)	(308)	(295)	25	(44)

Net equity transactions	(233,529)	(564,076)	(1,050,199)	(4,857,127)	(790,251)	641,962	1,203,103	1,007,680

Net change in contract owners’ equity	241,072	(1,778,394)	2,832,256	(12,496,582)	802,569	(2,576,681)	1,513,338	1,024,033
Contract owners’ equity beginning of period	1,457,331	3,235,725	10,002,357	22,498,939	4,741,936	7,318,617	1,024,033	-

Contract owners’ equity end of period	$1,698,403	1,457,331	12,834,613	10,002,357	5,544,505	4,741,936	2,537,371	1,024,033

CHANGES IN UNITS:
Beginning units	99,305	131,776	740,460	991,386	502,570	462,356	94,925	-
Units purchased	9	-	106,764	90,226	49,905	86,001	108,351	96,058
Units redeemed	(15,048)	(32,471)	(152,623)	(341,152)	(124,164)	(45,787)	(4,640)	(1,133)

Ending units	84,266	99,305	694,601	740,460	428,311	502,570	198,636	94,925

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVGI3		FTVFA2		GVMCE		SBVSG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,010,310	233,513	6,436	3,349	648,737	425,924	(506)	(165)
Realized gain (loss) on investments	(194,950)	178,655	(33,732)	(1,684)	(7,867,883)	(10,481,013)	(18,609)	(10,891)
Change in unrealized gain (loss) on investments	312,003	(225,501)	83,885	(42,263)	18,839,243	(14,754,743)	104,712	(44,922)
Reinvested capital gains	-	-	-	3,322	-	103,156	-	724

Net increase (decrease) in contract owners’ equity resulting from operations	1,127,363	186,667	56,589	(37,276)	11,620,097	(24,706,676)	85,597	(55,254)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	590,036	486,537	36,283	5,786	1,476,811	2,501,850	1,939	628
Transfers between funds	(678,613)	2,901,911	118,482	151,723	(1,551,525)	(14,131,346)	100,339	162,834
Surrenders (note 6)	(703,025)	(241,708)	(18,028)	-	(2,223,541)	(2,264,344)	(7,889)	-
Death benefits (note 4)	(226)	(6,220)	-	-	(76,838)	(98,115)	-	-
Net policy repayments (loans) (note 5)	1,895	(73,593)	(783)	(778)	(5,807)	(533,852)	(6,076)	-
Deductions for surrender charges (note 2d)	(8,038)	(6,389)	(140)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(347,645)	(257,301)	(10,828)	(3,084)	(664,105)	(807,319)	(8,102)	(1,728)
Asset charges (note 3):
FPVUL & VEL contracts	(21,288)	(16,181)	(851)	(265)	-	-	(3)	-
MSP contracts	(685)	(600)	(29)	(16)	-	-	-	-
SL contracts or LSFP contracts	(4,316)	(3,196)	(109)	-	-	-	-	-
Adjustments to maintain reserves	139	(253)	8	(7)	211	296	5	(16)

Net equity transactions	(1,171,766)	2,783,007	124,005	153,359	(3,044,794)	(15,332,830)	80,213	161,718

Net change in contract owners’ equity	(44,403)	2,969,674	180,594	116,083	8,575,303	(40,039,506)	165,810	106,464
Contract owners’ equity beginning of period	6,446,506	3,476,832	116,083	-	37,957,648	77,997,154	106,464	-

Contract owners’ equity end of period	$6,402,103	6,446,506	296,677	116,083	46,532,951	37,957,648	272,274	106,464

CHANGES IN UNITS:
Beginning units	490,278	280,836	17,440	-	2,832,966	3,657,366	18,197	-
Units purchased	60,991	255,186	19,878	18,023	150,600	400,664	18,130	18,423
Units redeemed	(141,026)	(45,744)	(3,098)	(583)	(372,337)	(1,225,064)	(3,650)	(226)

Ending units	410,243	490,278	34,220	17,440	2,611,229	2,832,966	32,677	18,197

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	BNCAI		AMGP		AMINS		AMCG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(21,202)	(31,367)	13,816	52,323	-	-	(14,212)	(20,752)
Realized gain (loss) on investments	(1,758,205)	(1,077,710)	(1,542,769)	607,105	(1,466,302)	(131,792)	3,341,833	2,433,292
Change in unrealized gain (loss) on investments	4,837,859	(4,879,350)	2,680,187	(5,426,146)	1,820,124	(1,655,919)	1,225,579	(23,546,784)
Reinvested capital gains	-	623,887	-	386,741	-	(47)	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,058,452	(5,364,540)	1,151,234	(4,379,977)	353,822	(1,787,758)	4,553,200	(21,134,244)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	656,234	630,425	244,183	533,544	65,299	240,129	1,056,999	2,145,143
Transfers between funds	347,031	(3,146,668)	(5,838,657)	(828,918)	(2,205,412)	(330,601)	(19,239,794)	702,907
Surrenders (note 6)	(662,978)	(85,809)	(819,973)	(580,792)	(116,343)	(109,755)	(5,616,544)	(2,500,205)
Death benefits (note 4)	(14,320)	(17,260)	(4,578)	(1,810)	-	-	(84,081)	(94,449)
Net policy repayments (loans) (note 5)	(148,984)	(48,609)	77,234	(11,762)	(7,532)	(76,321)	(50,813)	(149,167)
Deductions for surrender charges (note 2d)	-	-	(13,343)	(16,272)	(3,413)	(3,815)	(51,831)	(78,775)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(194,251)	(218,704)	(245,140)	(425,209)	(70,693)	(128,360)	(1,177,096)	(1,780,702)
Asset charges (note 3):
FPVUL & VEL contracts	(379)	-	(12,303)	(28,304)	(3,768)	(9,210)	(38,528)	(91,519)
MSP contracts	-	-	(233)	(677)	(171)	(622)	(701)	(1,799)
SL contracts or LSFP contracts	-	-	(1,082)	(2,722)	(801)	(2,035)	(5,686)	(14,571)
Adjustments to maintain reserves	114	(819)	113	(406)	66	(18)	174	(905)

Net equity transactions	(17,533)	(2,887,444)	(6,613,779)	(1,363,328)	(2,342,769)	(420,608)	(25,207,900)	(1,864,042)

Net change in contract owners’ equity	3,040,919	(8,251,984)	(5,462,545)	(5,743,305)	(1,988,947)	(2,208,366)	(20,654,700)	(22,998,286)
Contract owners’ equity beginning of period	7,597,766	15,849,750	7,030,294	12,773,599	1,988,947	4,197,313	26,235,936	49,234,222

Contract owners’ equity end of period	$10,638,685	7,597,766	1,567,749	7,030,294	-	1,988,947	5,581,236	26,235,936

CHANGES IN UNITS:
Beginning units	647,462	819,894	551,770	633,674	248,009	280,340	2,207,124	2,319,260
Units purchased	117,245	120,270	21,595	59,167	9,142	33,317	82,822	273,625
Units redeemed	(108,802)	(292,702)	(448,451)	(141,071)	(257,151)	(65,648)	(1,752,689)	(385,761)

Ending units	655,905	647,462	124,914	551,770	-	248,009	537,257	2,207,124

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMTP		AMRI		AMRS		AMFAS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$39,264	73,355	38,852	37,123	-	9,627	(1,318)	(1,252)
Realized gain (loss) on investments	(8,477,055)	(421,355)	(406,048)	(505,252)	(397,742)	(21,349)	(528,882)	(90,339)
Change in unrealized gain (loss) on investments	11,536,812	(11,677,741)	1,298,460	(828,907)	561,579	(533,333)	842,176	(721,945)
Reinvested capital gains	182,659	2,415,975	37,516	7,577	-	2,094	-	57,762

Net increase (decrease) in contract owners’ equity resulting from operations	3,281,680	(9,609,766)	968,780	(1,289,459)	163,837	(542,961)	311,976	(755,774)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	480,946	837,423	48,189	56,676	38,424	138,819	128,971	101,816
Transfers between funds	(8,041,260)	(1,868,595)	23,956	2,466,371	(867,123)	(65,723)	169,724	(109,239)
Surrenders (note 6)	(398,408)	(1,781,243)	(43,936)	(35,429)	(3,652)	(24,804)	(113,078)	(31,777)
Death benefits (note 4)	(21,709)	(8,738)	-	-	(2,977)	(11,532)	(663)	(1,645)
Net policy repayments (loans) (note 5)	42,842	(12,816)	-	(21)	(5,884)	1,302	(7,919)	(3,328)
Deductions for surrender charges (note 2d)	(32,388)	(42,668)	-	-	(474)	(2,907)	(11,367)	(3,025)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(352,221)	(665,429)	(45,605)	(30,345)	(21,295)	(41,760)	(47,203)	(42,162)
Asset charges (note 3):
FPVUL & VEL contracts	(17,253)	(42,886)	(311)	-	(1,633)	(3,872)	(2,829)	(2,992)
MSP contracts	(454)	(1,254)	-	-	(34)	(94)	-	(1)
SL contracts or LSFP contracts	(2,441)	(7,616)	-	-	(210)	(531)	(194)	(488)
Adjustments to maintain reserves	58	(450)	25	134	47	(180)	81	(233)

Net equity transactions	(8,342,287)	(3,594,272)	(17,682)	2,457,386	(864,811)	(11,282)	115,523	(93,074)

Net change in contract owners’ equity	(5,060,607)	(13,204,038)	951,098	1,167,927	(700,974)	(554,243)	427,499	(848,848)
Contract owners’ equity beginning of period	8,204,756	21,408,794	2,018,176	850,249	700,974	1,255,217	1,161,285	2,010,133

Contract owners’ equity end of period	$3,144,149	8,204,756	2,969,274	2,018,176	-	700,974	1,588,784	1,161,285

CHANGES IN UNITS:
Beginning units	900,619	1,122,738	353,171	80,562	97,268	94,148	125,689	131,640
Units purchased	167,718	82,274	28,237	315,418	5,889	16,313	39,463	20,799
Units redeemed	(832,396)	(304,393)	(25,989)	(42,809)	(103,157)	(13,193)	(24,683)	(26,750)

Ending units	235,941	900,619	355,419	353,171	-	97,268	140,469	125,689

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMSRS		OVGR		OVGS3		OVGS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$49,340	78,334	146,045	8,313	288,133	261,264	813,761	845,558
Realized gain (loss) on investments	(593,019)	98,903	(2,935,835)	4,568,473	(1,112,664)	(289,295)	(5,381,641)	(965,153)
Change in unrealized gain (loss) on investments	1,138,345	(2,095,483)	31,182,105	(62,205,433)	5,057,893	(9,114,516)	17,448,044	(34,242,609)
Reinvested capital gains	-	267,832	-	-	275,295	1,150,196	842,392	4,220,261

Net increase (decrease) in contract owners’ equity resulting from operations	594,666	(1,650,414)	28,392,315	(57,628,647)	4,508,657	(7,992,351)	13,722,556	(30,141,943)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	207,791	309,947	5,012,399	7,344,776	2,218,664	2,684,561	1,219,956	2,401,717
Transfers between funds	(267,869)	(435,771)	(6,327,099)	(310,762)	(902,235)	(2,059,065)	(1,788,353)	(5,865,197)
Surrenders (note 6)	(493,708)	(85,548)	(6,494,378)	(7,454,657)	(1,036,224)	(829,253)	(1,726,010)	(1,776,719)
Death benefits (note 4)	-	(1,658)	(233,092)	(191,646)	(47,241)	(20,918)	(35,757)	(148,172)
Net policy repayments (loans) (note 5)	(92,047)	(81,048)	958,751	(1,111,356)	81,516	3,287	(273,864)	(262,820)
Deductions for surrender charges (note 2d)	(19,244)	(7,506)	(99,081)	(162,619)	(56,919)	(55,150)	(19,207)	(35,786)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(144,198)	(174,838)	(3,201,673)	(3,654,611)	(801,297)	(817,887)	(1,100,453)	(1,332,970)
Asset charges (note 3):
FPVUL & VEL contracts	(7,779)	(11,164)	(125,697)	(167,420)	(48,340)	(56,150)	(34,173)	(50,045)
MSP contracts	(739)	(1,448)	(3,289)	(4,585)	(1,051)	(1,449)	(1,169)	(1,529)
SL contracts or LSFP contracts	(1,681)	(2,360)	(15,394)	(22,589)	(8,804)	(10,451)	(5,913)	(9,177)
Adjustments to maintain reserves	(631)	(334)	(485)	5,396	114	(351)	765	468

Net equity transactions	(820,106)	(491,728)	(10,529,039)	(5,730,073)	(601,817)	(1,162,826)	(3,764,178)	(7,080,230)

Net change in contract owners’ equity	(225,440)	(2,142,142)	17,863,276	(63,358,720)	3,906,840	(9,155,177)	9,958,378	(37,222,173)
Contract owners’ equity beginning of period	2,514,513	4,656,655	69,378,533	132,737,253	11,649,501	20,804,678	38,670,134	75,892,307

Contract owners’ equity end of period	$2,289,073	2,514,513	87,241,809	69,378,533	15,556,341	11,649,501	48,628,512	38,670,134

CHANGES IN UNITS:
Beginning units	226,546	254,068	8,886,911	9,062,720	1,290,636	1,378,496	4,095,071	4,806,202
Units purchased	18,302	26,402	655,964	1,590,721	229,006	252,195	269,410	500,377
Units redeemed	(87,928)	(53,924)	(1,765,488)	(1,766,530)	(285,924)	(340,055)	(673,767)	(1,211,508)

Ending units	156,920	226,546	7,777,387	8,886,911	1,233,718	1,290,636	3,690,714	4,095,071

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVHI3		OVHI		OVGI		OVSC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	58,804	-	149,441	459,271	504,633	30,280	23,275
Realized gain (loss) on investments	(754,547)	(159,257)	(470,256)	(166,191)	(799,855)	1,138,150	(494,419)	(97,250)
Change in unrealized gain (loss) on investments	976,180	(1,000,576)	557,363	(1,660,237)	6,382,896	(19,355,708)	1,681,672	(2,212,248)
Reinvested capital gains	-	-	-	-	-	2,237,977	-	258,437

Net increase (decrease) in contract owners’ equity resulting from operations	221,633	(1,101,029)	87,107	(1,676,987)	6,042,312	(15,474,948)	1,217,533	(2,027,786)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	303,261	419,209	72	(387)	2,179,467	3,363,400	454,245	450,600
Transfers between funds	100,991	341,131	(43,550)	(379,904)	(1,262,166)	(4,055,339)	142,242	(264,671)
Surrenders (note 6)	(69,967)	(49,336)	(17,592)	(66,422)	(1,636,677)	(1,730,646)	(209,982)	(307,661)
Death benefits (note 4)	(3,770)	(226)	(409)	(373)	(63,001)	(343,056)	(311)	(2,511)
Net policy repayments (loans) (note 5)	22,959	10,055	(16,487)	(26,706)	(91,065)	(378,172)	(83,858)	(1,699)
Deductions for surrender charges (note 2d)	(4,267)	(3,652)	(2,244)	(5,718)	(85,697)	(92,080)	(8,407)	(14,692)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(67,632)	(64,943)	(27,177)	(94,620)	(1,571,971)	(1,757,515)	(209,269)	(213,561)
Asset charges (note 3):
FPVUL & VEL contracts	(3,090)	(4,006)	(1,513)	(7,083)	(82,622)	(109,256)	(13,134)	(15,918)
MSP contracts	(61)	(160)	(68)	(240)	(2,675)	(4,122)	(240)	(199)
SL contracts or LSFP contracts	(628)	(1,233)	(218)	(907)	(10,206)	(13,912)	(2,664)	(2,812)
Adjustments to maintain reserves	28	(99)	19	(245)	151	159	(58)	(374)

Net equity transactions	277,824	646,740	(109,167)	(582,605)	(2,626,461)	(5,120,539)	68,564	(373,498)

Net change in contract owners’ equity	499,457	(454,289)	(22,060)	(2,259,592)	3,415,851	(20,595,487)	1,286,097	(2,401,284)
Contract owners’ equity beginning of period	484,221	938,510	429,509	2,689,101	23,251,715	43,847,202	3,073,867	5,475,151

Contract owners’ equity end of period	$983,678	484,221	407,449	429,509	26,667,566	23,251,715	4,359,964	3,073,867

CHANGES IN UNITS:
Beginning units	237,435	97,144	147,777	197,334	2,576,774	3,011,778	239,034	264,706
Units purchased	226,067	162,432	8	5	292,365	310,596	44,998	33,710
Units redeemed	(82,963)	(22,141)	(35,918)	(49,562)	(556,886)	(745,600)	(36,908)	(59,382)

Ending units	380,539	237,435	111,867	147,777	2,312,253	2,576,774	247,124	239,034

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVAG		OVSB		PMVAAA		PMVFBA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(12,026)	(23,328)	1,565	36,548	53,354	74,642	9,699	-
Realized gain (loss) on investments	(1,129,222)	1,727,853	(81,767)	(121,954)	47,363	(563,102)	81,133	-
Change in unrealized gain (loss) on investments	6,737,017	(21,121,810)	313,267	(132,574)	73,226	11,957	(19,563)	-
Reinvested capital gains	-	-	622	8,893	-	1,935	9,479	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,595,769	(19,417,285)	233,687	(209,087)	173,943	(474,568)	80,748	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,281,640	3,038,005	60,260	(623)	54,772	70,000	30,965	-
Transfers between funds	(998,486)	(5,705,434)	498,766	1,191,878	86,878	(972,523)	569,719	-
Surrenders (note 6)	(1,698,953)	(2,170,737)	-	-	(30,321)	(22,724)	(1,511)	-
Death benefits (note 4)	(27,597)	(102,026)	(4,655)	-	(1,831)	(204)	(6,469)	-
Net policy repayments (loans) (note 5)	89,593	(106,937)	-	-	2,567	(3,240)	(11,451)	-
Deductions for surrender charges (note 2d)	(44,870)	(77,260)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,343,048)	(1,671,852)	(11,502)	(9,149)	(18,658)	(29,399)	(22,331)	-
Asset charges (note 3):
FPVUL & VEL contracts	(62,798)	(91,808)	-	-	(39)	-	(1,688)	-
MSP contracts	(1,009)	(1,693)	-	-	-	-	(6)	-
SL contracts or LSFP contracts	(5,411)	(9,105)	-	-	-	-	(138)	-
Adjustments to maintain reserves	171	581	13	(30)	43	(400)	(118)	-

Net equity transactions	(1,810,767)	(6,898,266)	542,882	1,182,076	93,411	(958,490)	556,973	-

Net change in contract owners’ equity	3,785,002	(26,315,551)	776,569	972,989	267,354	(1,433,058)	637,721	-
Contract owners’ equity beginning of period	19,253,109	45,568,660	972,989	-	596,235	2,029,293	-	-

Contract owners’ equity end of period	$23,038,111	19,253,109	1,749,558	972,989	863,589	596,235	637,721	-

CHANGES IN UNITS:
Beginning units	2,739,147	3,363,248	114,461	-	52,891	151,384	-	-
Units purchased	298,331	291,129	60,896	115,419	16,170	11,263	61,891	-
Units redeemed	(577,089)	(915,230)	(1,794)	(958)	(5,989)	(109,756)	(4,096)	-

Ending units	2,460,389	2,739,147	173,563	114,461	63,072	52,891	57,795	-

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PMVLDA		PMVRRA		PMVTRA		PIVEMI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,401,981	1,728,311	1,939,994	2,059,317	10,160,514	7,218,261	7,824	148
Realized gain (loss) on investments	(157,572)	(419,197)	(68,919)	(2,023,389)	2,719,493	354,992	85,798	(56,494)
Change in unrealized gain (loss) on investments	1,291,678	(2,328,192)	6,383,343	(5,605,641)	6,413,613	(3,481,322)	380,336	(17,307)
Reinvested capital gains	2,576,351	711,450	2,826,272	93,651	6,877,332	3,186,763	-	11,846

Net increase (decrease) in contract owners’ equity resulting from operations	5,112,438	(307,628)	11,080,690	(5,476,062)	26,170,952	7,278,694	473,958	(61,807)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,234,772	1,692,096	3,726,517	3,887,102	10,285,511	8,598,401	114,246	74,918
Transfers between funds	16,938,777	(9,059,553)	4,070,896	11,568,776	42,752,222	7,194,947	618,567	136,504
Surrenders (note 6)	(2,689,673)	(1,479,864)	(2,559,305)	(2,661,467)	(16,959,592)	(7,588,144)	(6,359)	-
Death benefits (note 4)	(95,366)	(49,806)	(91,743)	(104,005)	(1,576,032)	(105,782)	-	-
Net policy repayments (loans) (note 5)	(145,433)	(1,047,811)	467,799	(166,404)	1,083,860	(98,628)	(906)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(744,922)	(633,058)	(1,116,672)	(835,606)	(3,915,290)	(2,703,684)	(29,556)	(3,279)
Asset charges (note 3):
FPVUL & VEL contracts	(4,014)	-	(119)	-	(3,877)	-	(199)	-
MSP contracts	(168)	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(771)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4,228)	(12,472)	(8,485)	1,190	(31,128)	(77,076)	(1)	(15)

Net equity transactions	15,488,974	(10,590,468)	4,488,888	11,689,586	31,635,674	5,220,034	695,792	208,128

Net change in contract owners’ equity	20,601,412	(10,898,096)	15,569,578	6,213,524	57,806,626	12,498,728	1,169,750	146,321
Contract owners’ equity beginning of period	36,778,910	47,677,006	59,874,205	53,660,681	170,153,203	157,654,475	146,321	-

Contract owners’ equity end of period	$57,380,322	36,778,910	75,443,783	59,874,205	227,959,829	170,153,203	1,316,071	146,321

CHANGES IN UNITS:
Beginning units	3,127,979	4,028,120	4,682,086	3,896,610	12,508,618	12,123,210	33,546	-
Units purchased	1,606,797	233,784	1,216,812	1,726,978	3,688,960	3,703,813	146,604	34,037
Units redeemed	(423,277)	(1,133,925)	(912,644)	(941,502)	(1,474,597)	(3,318,405)	(7,146)	(491)

Ending units	4,311,499	3,127,979	4,986,254	4,682,086	14,722,981	12,508,618	173,004	33,546

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PIHYB1		PVGIB		PVTIGB		PVTSCB
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,158,417	1,197,941	17,919	16,107	-	47,275	39	-
Realized gain (loss) on investments	(2,909,377)	(963,927)	(138,463)	(108,274)	(426,118)	(277,605)	452	(5)
Change in unrealized gain (loss) on investments	8,661,414	(6,240,402)	299,375	(415,966)	715,663	(1,264,839)	756	(185)
Reinvested capital gains	-	144,329	-	138,494	-	363,224	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,910,454	(5,862,059)	178,831	(369,639)	289,545	(1,131,945)	1,247	(190)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	440,744	343,967	93,820	152,107	101,596	826,228	120	978
Transfers between funds	(360,962)	1,587,756	(38,269)	(96,968)	(109,102)	(427,634)	2,180	(307)
Surrenders (note 6)	(598,060)	(400,493)	(74,009)	(27,526)	(194,029)	(955,027)	-	-
Death benefits (note 4)	(58,486)	(21,596)	-	-	(1,238)	(963)	-	-
Net policy repayments (loans) (note 5)	19,307	(24,303)	23,772	(2,247)	(21,438)	(2,074)	-	-
Deductions for surrender charges (note 2d)	-	-	(4,235)	(6,914)	(8,810)	(6,331)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(244,445)	(191,582)	(49,122)	(57,215)	(68,256)	(85,874)	(137)	(128)
Asset charges (note 3):
FPVUL & VEL contracts	(135)	-	(2,773)	(3,453)	(4,147)	(6,457)	-	-
MSP contracts	-	-	(23)	(29)	(134)	(208)	-	-
SL contracts or LSFP contracts	-	-	(244)	(282)	(423)	(710)	-	-
Adjustments to maintain reserves	969	805	41	(161)	62	(231)	2	(3)

Net equity transactions	(801,068)	1,294,554	(51,041)	(42,688)	(305,919)	(659,281)	2,165	540

Net change in contract owners’ equity	6,109,386	(4,567,505)	127,790	(412,327)	(16,374)	(1,791,226)	3,412	350
Contract owners’ equity beginning of period	12,354,601	16,922,106	619,088	1,031,415	1,272,815	3,064,041	350	-

Contract owners’ equity end of period	$18,463,987	12,354,601	746,878	619,088	1,256,441	1,272,815	3,762	350

CHANGES IN UNITS:
Beginning units	1,112,104	982,886	63,826	65,188	98,334	132,680	65	-
Units purchased	221,563	310,809	9,538	9,737	6,093	8,842	495	126
Units redeemed	(295,533)	(181,591)	(14,047)	(11,099)	(26,544)	(43,188)	(28)	(61)

Ending units	1,038,134	1,112,104	59,317	63,826	77,883	98,334	532	65

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PVVIB		PVTVB		VKVGR2		ROCMC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(142)	-	5,777	-	(1,279)	16,204	(73,599)	947,726
Realized gain (loss) on investments	3,470	-	7,386	(1,958)	(61,518)	(245,402)	(8,656,246)	(4,937,527)
Change in unrealized gain (loss) on investments	30,219	-	398,764	(127,926)	306,866	(97,237)	24,040,908	(22,022,108)
Reinvested capital gains	-	-	-	-	-	40,355	-	4,399,048

Net increase (decrease) in contract owners’ equity resulting from operations	33,547	-	411,927	(129,884)	244,069	(286,080)	15,311,063	(21,612,861)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(2,876)	-	78,972	59,978	116,161	72,581	1,561,059	2,812,562
Transfers between funds	63,395	-	438,777	186,570	(29,428)	784,940	(1,815,279)	(4,277,856)
Surrenders (note 6)	-	-	(39,574)	(6,633)	(34,126)	(72,650)	(1,752,898)	(4,724,452)
Death benefits (note 4)	(226)	-	-	-	(3,820)	-	(544,550)	(71,800)
Net policy repayments (loans) (note 5)	-	-	7,212	(6,164)	(7,402)	-	759,368	(73,410)
Deductions for surrender charges (note 2d)	-	-	(3,660)	(2,842)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(646)	-	(45,182)	(29,124)	(22,515)	(13,354)	(539,587)	(630,156)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(2,343)	(1,707)	(149)	-	(283)	-
MSP contracts	-	-	(65)	(6)	-	-	-	-
SL contracts or LSFP contracts	-	-	(1,924)	(327)	-	-	-	-
Adjustments to maintain reserves	(1,102)	-	54	(108)	11	(115)	(318)	(3,199)

Net equity transactions	58,545	-	432,266	199,637	18,732	771,402	(2,332,488)	(6,968,311)

Net change in contract owners’ equity	92,092	-	844,193	69,753	262,801	485,322	12,978,575	(28,581,172)
Contract owners’ equity beginning of period	-	-	505,158	435,405	485,322	-	26,361,455	54,942,627

Contract owners’ equity end of period	$92,092	-	1,349,351	505,158	748,123	485,322	39,340,030	26,361,455

CHANGES IN UNITS:
Beginning units	-	-	54,796	29,740	99,311	-	1,954,973	2,306,592
Units purchased	7,139	-	42,015	32,166	35,801	114,455	181,540	315,681
Units redeemed	(472)	-	(7,505)	(7,110)	(26,622)	(15,144)	(288,653)	(667,300)

Ending units	6,667	-	89,306	54,796	108,490	99,311	1,847,860	1,954,973

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ROCSC		TRBCG2		TREI2		TRHS2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(456)	436	(752)	3,046	940,663	1,539,466	(2,633)	(2,656)
Realized gain (loss) on investments	(26,692)	(27,914)	(358,102)	(59,502)	(12,130,552)	(6,172,572)	(185,395)	(144,836)
Change in unrealized gain (loss) on investments	102,125	(27,164)	1,319,164	(1,474,808)	25,683,362	(31,210,378)	545,834	(376,879)
Reinvested capital gains	-	9,209	-	-	-	2,480,253	-	15,673

Net increase (decrease) in contract owners’ equity resulting from operations	74,977	(45,433)	960,310	(1,531,264)	14,493,473	(33,363,231)	357,806	(508,698)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	67	(438)	198,132	299,965	2,952,172	4,232,449	101,670	5,594
Transfers between funds	115,780	135,434	(7,519)	1,147,780	242,104	(6,218,723)	(146,376)	1,786,033
Surrenders (note 6)	-	-	(144,897)	(344,940)	(3,799,863)	(2,795,104)	-	-
Death benefits (note 4)	(758)	-	(16,169)	(1,351)	(118,457)	(167,243)	(5,293)	-
Net policy repayments (loans) (note 5)	-	-	(23,045)	(12,096)	50,167	(658,239)	-	-
Deductions for surrender charges (note 2d)	-	-	(4,703)	(5,842)	(7,785)	(7,186)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,018)	(1,358)	(120,428)	(119,958)	(1,287,230)	(1,347,179)	(12,381)	(12,928)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(6,579)	(7,845)	(13,758)	(14,872)	-	-
MSP contracts	-	-	(368)	(532)	(771)	(983)	-	-
SL contracts or LSFP contracts	-	-	(2,911)	(1,777)	(2,135)	(2,366)	-	-
Adjustments to maintain reserves	3	(13)	(103)	(220)	(3,059)	(70,718)	13	(44)

Net equity transactions	113,074	133,625	(128,590)	953,184	(1,988,616)	(7,050,164)	(62,367)	1,778,655

Net change in contract owners’ equity	188,051	88,192	831,720	(578,080)	12,504,857	(40,413,395)	295,439	1,269,957
Contract owners’ equity beginning of period	88,192	-	2,384,405	2,962,485	58,759,665	99,173,060	1,269,957	-

Contract owners’ equity end of period	$276,243	88,192	3,216,125	2,384,405	71,264,522	58,759,665	1,565,396	1,269,957

CHANGES IN UNITS:
Beginning units	12,038	-	298,969	212,892	5,076,907	5,451,242	178,625	-
Units purchased	16,265	12,179	35,680	128,729	515,424	626,301	14,108	180,138
Units redeemed	(356)	(141)	(50,077)	(42,652)	(670,718)	(1,000,636)	(24,761)	(1,513)

Ending units	27,947	12,038	284,572	298,969	4,921,613	5,076,907	167,972	178,625

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TRLT2		TRMCG2		TRNAG1		TRPSB1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$55,596	59,606	(39,987)	(51,496)	(26,319)	(35,943)	7,974	11,390
Realized gain (loss) on investments	67,765	2,698	(4,004,691)	(2,479,227)	(1,964,836)	(1,376,218)	(95,706)	(66,200)
Change in unrealized gain (loss) on investments	35,191	(49,239)	10,715,898	(9,104,416)	6,203,128	(3,452,913)	185,158	(106,121)
Reinvested capital gains	-	-	20,964	1,211,901	-	491,458	-	2,733

Net increase (decrease) in contract owners’ equity resulting from operations	158,552	13,065	6,692,184	(10,423,238)	4,211,973	(4,373,616)	97,426	(158,198)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	148,224	112,013	677,001	925,312	829,411	1,106,652	81,170	73,353
Transfers between funds	(2,106,612)	919,477	(969,185)	(1,414,889)	1,877,527	(2,709,368)	(67,394)	606,784
Surrenders (note 6)	(107,960)	(11,282)	(583,311)	(361,231)	(982,155)	(347,867)	(61,621)	(144,521)
Death benefits (note 4)	-	(777)	(32,255)	(35,088)	(9,030)	(645)	(1,971)	-
Net policy repayments (loans) (note 5)	(16,473)	(48,259)	15,601	(566,879)	30,857	(121,973)	-	-
Deductions for surrender charges (note 2d)	(793)	(255)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(66,353)	(60,809)	(260,321)	(273,589)	(233,956)	(190,490)	(14,220)	(20,264)
Asset charges (note 3):
FPVUL & VEL contracts	(4,778)	(3,616)	-	-	(305)	-	(70)	-
MSP contracts	(480)	(651)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,306)	(1,485)	-	-	-	-	-	-
Adjustments to maintain reserves	270	(177)	64	(241)	31	12,991	(261)	(2,376)

Net equity transactions	(2,156,260)	904,179	(1,152,406)	(1,726,605)	1,512,380	(2,250,700)	(64,367)	512,976

Net change in contract owners’ equity	(1,997,708)	917,244	5,539,778	(12,149,843)	5,724,353	(6,624,316)	33,059	354,778
Contract owners’ equity beginning of period	1,997,708	1,080,464	15,281,728	27,431,571	7,775,544	14,399,860	420,618	65,840

Contract owners’ equity end of period	$-	1,997,708	20,821,506	15,281,728	13,499,897	7,775,544	453,677	420,618

CHANGES IN UNITS:
Beginning units	177,875	97,460	1,081,279	1,163,522	925,249	1,054,646	55,304	6,060
Units purchased	8,132	92,195	51,631	106,871	302,701	215,604	20,259	66,190
Units redeemed	(186,007)	(11,780)	(117,016)	(189,114)	(157,018)	(345,001)	(30,288)	(16,946)

Ending units	-	177,875	1,015,894	1,081,279	1,070,932	925,249	45,275	55,304

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWEM		VWHA		VVB		VVDV
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$10,849	(14,781)	27,884	54,218	54,460	(1,229)	44,866	(1,565)
Realized gain (loss) on investments	(8,929,462)	(4,526,521)	(5,731,591)	(622,236)	(179,323)	(109,374)	(201,304)	(89,099)
Change in unrealized gain (loss) on investments	17,730,793	(23,938,240)	15,745,952	(21,816,757)	373,050	(135,377)	479,742	(387,618)
Reinvested capital gains	831,487	10,596,053	109,163	4,885,678	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,643,667	(17,883,489)	10,151,408	(17,499,097)	248,187	(245,980)	323,304	(478,282)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,448,691	2,007,668	1,953,824	1,902,431	133,418	(4,174)	73,249	(4,204)
Transfers between funds	791,663	(4,372,528)	3,007,379	2,478,714	91,677	1,179,310	241,922	1,501,460
Surrenders (note 6)	(1,024,271)	(768,579)	(1,391,062)	(2,488,620)	-	-	-	-
Death benefits (note 4)	(19,839)	(92,205)	(92,143)	(38,385)	(4,406)	-	(4,664)	-
Net policy repayments (loans) (note 5)	(2,966)	(447,465)	(265,454)	(214,120)	-	-	-	-
Deductions for surrender charges (note 2d)	(12,153)	(18,433)	(12,404)	(21,877)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(519,527)	(598,991)	(639,955)	(749,021)	(11,497)	(5,305)	(11,431)	(6,894)
Asset charges (note 3):
FPVUL & VEL contracts	(28,613)	(41,362)	(27,663)	(42,083)	-	-	-	-
MSP contracts	(498)	(669)	(759)	(1,151)	-	-	-	-
SL contracts or LSFP contracts	(3,977)	(4,921)	(4,360)	(7,456)	-	-	-	-
Adjustments to maintain reserves	(7,307)	7,501	2,162	4,091	17	(18)	14	(19)

Net equity transactions	621,202	(4,329,984)	2,529,565	822,523	209,209	1,169,813	299,090	1,490,343

Net change in contract owners’ equity	10,264,869	(22,213,473)	12,680,973	(16,676,574)	457,396	923,833	622,394	1,012,061
Contract owners’ equity beginning of period	8,724,410	30,937,883	17,689,833	34,366,407	923,833	-	1,012,061	-

Contract owners’ equity end of period	$18,989,279	8,724,410	30,370,806	17,689,833	1,381,229	923,833	1,634,455	1,012,061

CHANGES IN UNITS:
Beginning units	618,949	783,472	741,155	774,780	119,040	-	156,479	-
Units purchased	152,569	90,758	181,584	138,968	38,459	119,655	45,488	157,366
Units redeemed	(146,659)	(255,281)	(133,422)	(172,593)	(12,385)	(615)	(2,450)	(887)

Ending units	624,859	618,949	789,317	741,155	145,114	119,040	199,517	156,479

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VVI		VVMCI		VVSTC		WRASP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$91,329	(3,937)	35,587	(3,403)	100,837	(2,912)	121	1,774
Realized gain (loss) on investments	(570,258)	(532,712)	(588,270)	(360,620)	(4,977)	(52,078)	(24,263)	(14,830)
Change in unrealized gain (loss) on investments	1,513,119	(1,233,518)	1,336,235	(898,879)	246,123	(73,797)	330,887	(89,911)
Reinvested capital gains	-	-	101,879	-	12,942	-	62,302	33,568

Net increase (decrease) in contract owners’ equity resulting from operations	1,034,190	(1,770,167)	885,431	(1,262,902)	354,925	(128,787)	369,047	(69,399)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	158,175	(23,058)	84,263	(10,909)	50,280	1,416	339,871	25,757
Transfers between funds	375,772	3,961,815	342,626	3,232,018	751,457	2,474,769	3,589,076	441,048
Surrenders (note 6)	-	-	-	-	-	-	(31,207)	(133)
Death benefits (note 4)	(10,563)	-	(9,499)	-	(10,339)	-	(4,323)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(15,738)	(2,079)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,633)	(17,240)	(23,326)	(14,818)	(27,225)	(13,426)	(81,751)	(5,092)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(2,577)	-
MSP contracts	-	-	-	-	-	-	(94)	-
SL contracts or LSFP contracts	-	-	-	-	-	-	(441)	-
Adjustments to maintain reserves	23	(36)	4	(28)	(7)	(6)	10	(149)

Net equity transactions	497,774	3,921,481	394,068	3,206,263	764,166	2,462,753	3,792,826	459,352

Net change in contract owners’ equity	1,531,964	2,151,314	1,279,499	1,943,361	1,119,091	2,333,966	4,161,873	389,953
Contract owners’ equity beginning of period	2,151,314	-	1,943,361	-	2,333,966	-	389,953	-

Contract owners’ equity end of period	$3,683,278	2,151,314	3,222,860	1,943,361	3,453,057	2,333,966	4,551,826	389,953

CHANGES IN UNITS:
Beginning units	388,890	-	329,815	-	243,364	-	46,516	-
Units purchased	91,459	391,257	65,829	331,699	77,198	244,739	400,426	47,251
Units redeemed	(13,067)	(2,367)	(5,182)	(1,884)	(3,677)	(1,375)	(13,012)	(735)

Ending units	467,282	388,890	390,462	329,815	316,885	243,364	433,930	46,516

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRGP		WRRESP		WRSTP		SVDF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,688	(626)	13,826	1,837	(1,918)	(837)	(807)	(266)
Realized gain (loss) on investments	(133,903)	(36,095)	(16,435)	(81,141)	(56,620)	(46,103)	(104,336)	(30,313)
Change in unrealized gain (loss) on investments	323,926	(167,825)	261,570	(66,352)	302,917	(187,296)	487,368	(195,789)
Reinvested capital gains	22,732	8,776	-	6,363	45,120	24,938	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	214,443	(195,770)	258,961	(139,293)	289,499	(209,298)	382,225	(226,368)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	56,691	5,435	25,094	7,209	39,226	72,014	616,594	615,569
Transfers between funds	77,182	587,958	373,198	249,341	81,080	806,472	(48,986)	581,802
Surrenders (note 6)	(14,299)	(196)	(10,285)	(8,175)	(10,983)	(53)	-	-
Death benefits (note 4)	(4,802)	-	(440)	-	(1,273)	-	-	-
Net policy repayments (loans) (note 5)	(879)	-	(7,017)	-	(2,344)	(527)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,598)	(5,434)	(17,149)	(4,992)	(18,408)	(8,362)	(38,767)	(11,578)
Asset charges (note 3):
FPVUL & VEL contracts	(107)	-	(51)	-	(62)	-	(1,758)	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	27	5,695	20	(152)	19	(79)	20	(385)

Net equity transactions	100,215	593,458	363,370	243,231	87,255	869,465	527,103	1,185,408

Net change in contract owners’ equity	314,658	397,688	622,331	103,938	376,754	660,167	909,328	959,040
Contract owners’ equity beginning of period	634,171	236,483	255,376	151,438	664,731	4,564	959,040	-

Contract owners’ equity end of period	$948,829	634,171	877,707	255,376	1,041,485	664,731	1,868,368	959,040

CHANGES IN UNITS:
Beginning units	64,648	15,662	31,929	12,120	98,930	448	175,360	-
Units purchased	29,205	49,475	70,388	22,910	14,731	99,627	83,123	177,334
Units redeemed	(17,786)	(489)	(13,272)	(3,101)	(5,647)	(1,145)	(14,924)	(1,974)

Ending units	76,067	64,648	89,045	31,929	108,014	98,930	243,559	175,360

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SVOF		WFVSCG		OGMVP		WIEP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(13,388)	388,022	(4,336)	(1,482)	3,283	2,450	4,120	31,916
Realized gain (loss) on investments	(8,660,730)	(955,001)	(191,163)	(236,374)	(193,176)	(3,630)	93,379	103,019
Change in unrealized gain (loss) on investments	13,914,162	(13,787,129)	1,103,171	(329,646)	185,593	(115,404)	52,379	(1,064,586)
Reinvested capital gains	-	4,767,838	-	195,059	-	41,787	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,240,044	(9,586,270)	907,672	(372,443)	(4,300)	(74,797)	149,878	(929,651)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	564,750	1,218,192	146,510	28,552	4	(7)	60,794	93,414
Transfers between funds	(10,519,279)	(2,983,915)	2,020,761	1,088,648	(129,708)	67	(1,259,905)	(139,771)
Surrenders (note 6)	(285,874)	(873,707)	(35,852)	-	-	-	(48,578)	(94,130)
Death benefits (note 4)	(11,958)	(22,889)	(1,254)	-	(70)	(127)	(3,223)	(33,988)
Net policy repayments (loans) (note 5)	(11,707)	(48,236)	48	-	-	-	9,172	(6,551)
Deductions for surrender charges (note 2d)	(19,294)	(56,570)	-	-	-	-	-	(212)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(473,961)	(745,101)	(56,397)	(11,689)	(637)	(1,727)	(38,406)	(73,440)
Asset charges (note 3):
FPVUL & VEL contracts	(20,486)	(45,030)	(1,097)	-	-	-	(2,429)	(5,754)
MSP contracts	(466)	(1,029)	(60)	-	-	-	(218)	(542)
SL contracts or LSFP contracts	(3,725)	(8,489)	(243)	-	-	-	(232)	(1,646)
Adjustments to maintain reserves	92	(450)	9	751	14	(28)	36	(302)

Net equity transactions	(10,781,909)	(3,567,224)	2,072,425	1,106,262	(130,397)	(1,822)	(1,282,989)	(262,922)

Net change in contract owners’ equity	(5,541,865)	(13,153,494)	2,980,097	733,819	(134,697)	(76,619)	(1,133,111)	(1,192,573)
Contract owners’ equity beginning of period	13,859,973	27,013,467	733,819	-	134,697	211,316	1,134,351	2,326,924

Contract owners’ equity end of period	$8,318,108	13,859,973	3,713,916	733,819	-	134,697	1,240	1,134,351

CHANGES IN UNITS:
Beginning units	1,600,488	1,866,960	130,587	-	10,719	10,832	105,435	127,440
Units purchased	113,035	108,819	313,709	138,794	6	1	4,315	5,441
Units redeemed	(1,055,324)	(375,291)	(10,971)	(8,207)	(10,725)	(114)	(109,657)	(27,446)

Ending units	658,199	1,600,488	433,325	130,587	-	10,719	93	105,435

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WVCP		BF		SGRF		PVOEGB
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$6,746	8,140	94,608	383,052	(406)	(2,953)	(16)	(101)
Realized gain (loss) on investments	(125,903)	15,559	(4,616,970)	(61,898)	(3,918,506)	413,441	(6,492)	(17,966)
Change in unrealized gain (loss) on investments	196,067	(292,705)	4,327,370	(6,090,269)	4,212,112	(7,610,626)	7,288	(7,288)
Reinvested capital gains	-	-	-	1,615,670	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	76,910	(269,006)	(194,992)	(4,153,445)	293,200	(7,200,138)	780	(25,355)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,857	32,466	336,393	1,052,975	331,413	1,115,813	158	8
Transfers between funds	(353,737)	(51,855)	(10,323,170)	(1,782,086)	(8,103,398)	(1,251,125)	(35,513)	60,750
Surrenders (note 6)	(36,911)	(21,312)	(207,622)	(1,076,197)	(265,724)	(1,098,547)	-	-
Death benefits (note 4)	-	(1,092)	(19,918)	(205,108)	(21,835)	(72,248)	(48)	-
Net policy repayments (loans) (note 5)	16,372	(405)	87,760	(19,186)	39,812	(269,843)	-	-
Deductions for surrender charges (note 2d)	-	(373)	(6,951)	(16,932)	(12,947)	(35,685)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,632)	(21,975)	(233,203)	(669,162)	(203,602)	(724,726)	(293)	(496)
Asset charges (note 3):
FPVUL & VEL contracts	(1,171)	(1,809)	(8,864)	(35,434)	(8,583)	(41,647)	-	-
MSP contracts	(8)	(11)	(312)	(1,427)	(216)	(1,178)	-	-
SL contracts or LSFP contracts	(10)	(34)	(1,832)	(8,243)	(1,184)	(6,027)	-	-
Adjustments to maintain reserves	(3,937)	(115)	45,482	535	7,252	(361)	16	(7)

Net equity transactions	(369,176)	(66,515)	(10,332,238)	(2,760,265)	(8,239,012)	(2,385,574)	(35,680)	60,255

Net change in contract owners’ equity	(292,266)	(335,521)	(10,527,230)	(6,913,710)	(7,945,812)	(9,585,712)	(34,900)	34,900
Contract owners’ equity beginning of period	292,469	627,990	10,527,230	17,440,940	7,945,812	17,531,524	34,900	-

Contract owners’ equity end of period	$203	292,469	-	10,527,230	-	7,945,812	-	34,900

CHANGES IN UNITS:
Beginning units	39,119	44,824	1,018,519	1,263,008	930,055	1,115,074	6,380	-
Units purchased	3,509	3,054	293,304	100,580	36,753	130,643	6,302	6,441
Units redeemed	(42,608)	(8,759)	(1,311,823)	(345,069)	(966,808)	(315,662)	(12,682)	(61)

Ending units	20	39,119	-	1,018,519	-	930,055	-	6,380

(Continued)

Nationwide VLI Separate Account-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WGIP
	2009	2008
Investment activity:
Net investment income (loss)	$67,002	39,235
Realized gain (loss) on investments	(525,886)	(69,942)
Change in unrealized gain (loss) on investments	664,850	(661,518)
Reinvested capital gains	-	125,539

Net increase (decrease) in contract owners’ equity resulting from operations	205,966	(566,686)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	326,528	89,615
Transfers between funds	(1,151,660)	(29,496)
Surrenders (note 6)	(11,879)	(72,339)
Death benefits (note 4)	(657)	(22,535)
Net policy repayments (loans) (note 5)	(8,264)	(30,028)
Deductions for surrender charges (note 2d)	(1,052)	(696)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(46,279)	(55,773)
Asset charges (note 3):
FPVUL & VEL contracts	(2,382)	(3,899)
MSP contracts	(64)	(131)
SL contracts or LSFP contracts	(740)	(1,343)
Adjustments to maintain reserves	(277,596)	(115)

Net equity transactions	(1,174,045)	(126,740)

Net change in contract owners’ equity	(968,079)	(693,426)
Contract owners’ equity beginning of period	968,079	1,661,505

Contract owners’ equity end of period	$-	968,079

CHANGES IN UNITS:
Beginning units	83,554	90,762
Units purchased	5,160	18,196
Units redeemed	(88,714)	(25,404)

Ending units	-	83,554

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)

Bond Fund - Class 2 (AMVBD2)

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT FUNDS

Variable Series, Inc. - Social Equity Portfolio (CVSSE)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

DAVIS FUNDS

Variable Account Fund, Inc. - Value Portfolio (DAVVL)

FIDELITY INVESTMENTS

VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class 2 (FF15S2)*

VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class 2 (FF25S2)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)*

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)*

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

LORD ABBETT FUNDS

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Research International Series - Service Class (MVRISC)

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)*

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Mid Cap Growth Portfolio - class I (MSVMG)

The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)

U.S. Mid Cap Value Portfolio - Class I (MSVMV)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Global Financial Services Fund - Class I (GVGF1)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class I (GVGH1)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class I (GVUS1)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)*

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)*

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class I (GGTC)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIONEER INVESTMENTS

Variable Contracts Trust - High Yield VCT Portfolio - Class II Shares (PIHYB2)*

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series I (AVBVI)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

V.I. International Growth Fund - Series I (AVIE)

V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Growth and Income Portfolio - Class B (ALVGIB)*

VPS International Value Portfolio - Class A (ALVIVA)

VPS International Value Portfolio - Class B (ALVIVB)*

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)*

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)

VP Vista(SM) Fund - Class II (ACVVS2)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Portfolios of the Dreyfus Investment Portfolios

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)*

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)*

Developing Leaders Portfolio - Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

Portfolios of the DWS Investments Variable Insurance Trust

Small Cap Index VIP - Class A (BISCI)*

Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)

Variable Series II - Strategic Value VIP - Class B (SVSHEB)

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Primary Shares (FVCA2P)

Clover Value Fund II - Primary Shares (FALF)

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)*

Portfolios of the Fidelity (R Variable Insurance Products Fund FidelityR)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)*

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Fund - Growth & Income Portfolio - Service Class (FGIS)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)*

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Index 500 Portfolio - Initial Class (FIP)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)*

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)

Portfolios of the Legg Mason Partners Variable Equity Trust

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

Portfolios of the Lincoln Variable Insurance Products Trust

Brandes International Equity Fund (MFBIE)*

Business Opportunity Value Fund (MFBOV)*

Frontier Capital Appreciation Fund (MFFCA)*

Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)

M Large Cap Growth Fund (MFTCG)*

Portfolios of the Neuberger Berman Advisers Management Trust

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio- I Class Shares (AMTP)

Regency Portfolio - I Class Shares (AMRI)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)*

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Non-Service Shares (OVSB)

Portfolios of the PIMCO Variable Insurance Trust

All Asset Portfolio - Administrative Class (PMVAAA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Pioneer Variable Contracts Trust

Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)

Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)

Putnam VT Vista Fund - IB Shares (PVVIB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc.

Global Real Estate Portfolio - Class II (VKVGR2)

Portfolios of the Van Kampen Life Investment Trust

Capital Growth Portfolio - Class II (ACEG2)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

Small-Cap Portfolio - Investment Class (ROCSC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)

Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)

Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)

Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)

Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)*

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

Putnam VT OTC & Emerging Growth Fund - IB Shares (obsolete) (PVOEGB)*

U.S. Equity Flex II Portfolio (obsolete) (WGIP)*

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company. A contract owner may choose from among a number of different underlying mutual fund options.

The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 0.5% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load from each premium payment received to compensate us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.

For Next Generation and Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.

For the periods ended December 31, 2009 and 2008, total front-end sales charge deductions were $12,945,103 and $18,211,128, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

(c) Administrative Charges

For The Best of America® Next Generation, Choice LifeSM and all flexible premium survivorship contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units. For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship Life contracts, an administrative (per Specified Amount) charge is assessed to reimburse us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy’s Cash Value. During the first ten years from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, the Company deducts a per $1,000 of Specified Amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For modified single premium contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15% on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of Specified Amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of Specified Amount. For last survivor contracts, the Company deducts a per $1,000 of Specified Amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month). We also deduct a per $1,000 of Specified Amount charge to compensate us for sales, underwriting, distribution and issuance of the policy. This charge is assessed monthly against each contract by liquidating units. This charge varies depending on the total Specified Amount. For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of Specified Amount that will not exceed $0.40 per $1,000 of Specified Amount, unless the policy is issued in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed charge is $0.085 of Specified Amount. For Next Generation and Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of Specified Amount charge that will not exceed $0.40 per $1,000 of Specified Amount.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts, the charge is 100% of the initial surrender charge in the first year, and declines a Specified Amount each year to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

Corporate contracts do not currently assess surrender charges.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.5% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each contract by liquidating units.

(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)

For Best of America® The Next Generation and Choice LifeSM contracts, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c) Survivorship Life Contracts (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units. For Nationwide MarathonSM Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net asset value of the Account. Currently, this rate will not exceed 0.50%. This charge is assessed monthly against each contract by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2009 and 2008, total transfers into the Account from the fixed account were $57,576,680 and $37,793,952, respectively, and total transfers from the Account to the fixed account were $123,242,143 and $78,945,707, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$3,764,648,339	0	$3,764,648,339

Net Accounts Payable of $826,961 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Asset Allocation Fund - Class 2 (AMVAA2)	$472,104	$234,137
Bond Fund - Class 2 (AMVBD2)	506,626	281,904
Global Small Capitalization Fund - Class 2 (AMVGS2)	659,551	439,461
Growth Fund - Class 2 (AMVGR2)	900,727	759,460
Large Cap Core V.I. Fund - Class II (MLVLC2)	875,607	912,177
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	2,987,397	72,268
Variable Series, Inc. - Social Equity Portfolio (CVSSE)	109,252	66,069
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)	798,973	326,152
U.S. Equity Flex I Portfolio (WSCP)	1,858,082	166,709
Variable Account Fund, Inc. - Value Portfolio (DAVVL)	1,854,283	925,399
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)	930,973	1,745,876

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	129,776	1,200
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	7,044,932	3,789,794
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	7,375,276	7,330,075
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	2,328,389	2,848,910
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	18,308	653,777
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	5,003,753	3,462,432
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	6,271,776	13,426,434
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)	740,718	1,202,684
Investors Growth Stock Series - Initial Class (MIGIC)	441,934	792,160
Research International Series - Service Class (MVRISC)	355,307	41,429
Value Series - Initial Class (MVFIC)	1,689,836	1,710,509
Value Series - Service Class (MVFSC)	3,111,659	2,225,721
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	3,681,930	614,569
Core Plus Fixed Income Portfolio - Class I (MSVFI)	458,191	986,038
Emerging Markets Debt Portfolio - Class I (MSEM)	4,405,830	8,303,333
Mid Cap Growth Portfolio - class I (MSVMG)	3,381,106	8,319,235
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)	58,044	18,630
U.S. Real Estate Portfolio - Class I (MSVRE)	7,623,123	67,470,109
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	288,499	15,747
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	69,393	40,862
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	620,020	621,925
American Funds NVIT Bond Fund - Class II (GVABD2)	1,109,257	1,337,254
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,390,897	1,191,074
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,966,090	2,162,092
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	894,341	742,065
Federated NVIT High Income Bond Fund - Class I (HIBF)	6,671,925	7,842,168
Federated NVIT High Income Bond Fund - Class III (HIBF3)	8,831,918	6,943,636
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	8,092,041	19,720,686
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	2,796,410	4,488,280
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	637,422	1,982,167
Gartmore NVIT International Equity Fund - Class I (GIG)	3,254,153	9,280,378
Gartmore NVIT International Equity Fund - Class III (GIG3)	3,430,678	343,860
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	453,082	70,094
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	605,023	1,174,436
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	14,514	365
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	14,832,465	1,220,310
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	204,702	89,350
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	265,652	368,946
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	383,819	176,204
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	858,430	63,623
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	862,013	341,746
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,849,206	586,200
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	2,075,219	1,384,040
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	325,135	30,319
NVIT Core Bond Fund - Class I (NVCBD1)	934,912	541,647
NVIT Core Plus Bond Fund - Class I (NVLCP1)	318,336	208,907
NVIT Fund - Class I (TRF)	5,568,522	6,956,965
NVIT Global Financial Services Fund - Class I (GVGF1)	1,532,186	3,116,396
NVIT Government Bond Fund - Class I (GBF)	21,287,928	31,995,363
NVIT Growth Fund - Class I (CAF)	1,366,328	1,038,796
NVIT Health Sciences Fund - Class I (GVGH1)	641,477	1,081,642
NVIT Health Sciences Fund - Class III (GVGHS)	564,554	1,257,635
NVIT International Index Fund - Class II (GVIX2)	3,404,821	1,020,239
NVIT International Index Fund - Class VI (GVIX6)	291,799	520,594
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	4,444,495	5,325,172
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	22,270	465
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	165,252	42,861
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	5,831,132	18,784,982
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	23,032,766	12,116,289
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	10,697,405	11,958,204
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,809,289	5,665,340
NVIT Leaders Fund - Class I (GVUS1)	403,031	1,387,350
NVIT Mid Cap Index Fund - Class I (MCIF)	8,958,841	16,291,212
NVIT Money Market Fund - Class I (SAM)	43,012,760	65,373,637
NVIT Money Market Fund - Class V (SAM5)	150,034,976	224,446,081
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	16,786,639	957,528
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	25,352	336,260
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	507,028	2,293,707
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	2,484,991	399,243
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	3,663,990	540,928
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	29,813,384	2,215,203
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	8,306	10,651
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	11,639,512	1,327,248
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	1,226,218	3,836,095
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,985,830	11,067,422
NVIT Multi-Manager Small Company Fund - Class I (SCF)	6,474,009	25,315,914
NVIT Multi-Sector Bond Fund - Class I (MSBF)	6,039,469	6,814,969
NVIT Short Term Bond Fund - Class I (NVSTB1)	921,430	365,983
NVIT Short Term Bond Fund - Class II (NVSTB2)	4,166,563	2,234,982
NVIT Technology & Communications Fund - Class I (GGTC)	1,137,782	2,012,620
NVIT Technology & Communications Fund - Class III (GGTC3)	1,025,451	1,429,171
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	285,314	3,853,393
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	440,833	27,618
Templeton NVIT International Value Fund - Class III (NVTIV3)	150,785	40,044

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Van Kampen NVIT Comstock Value Fund - Class I (EIF)	523,563	2,480,464
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	21,463,163	1,740,020
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	2,062,227	2,249,823
V.I. Basic Value Fund - Series I (AVBVI)	752,690	8,135,514
V.I. Capital Appreciation Fund - Series I (AVCA)	240,309	249,823
V.I. Capital Development Fund - Series I (AVCDI)	2,625,855	6,712,588
V.I. International Growth Fund - Series I (AVIE)	9,797,692	10,513,577
VPS Growth and Income Portfolio - Class A (ALVGIA)	2,169,235	5,386,450
VPS International Value Portfolio - Class A (ALVIVA)	11,871,742	30,167,057
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	3,092,176	2,983,968
VP Income & Growth Fund - Class I (ACVIG)	1,246,301	3,134,812
VP Inflation Protection Fund - Class II (ACVIP2)	12,662,305	3,943,186
VP International Fund - Class I (ACVI)	5,273,396	20,337,669
VP International Fund - Class III (ACVI3)	772,460	10,861,122
VP Mid Cap Value Fund - Class I (ACVMV1)	1,175,458	1,003,668
VP Ultra(R) Fund - Class I (ACVU1)	305,422	3,741,090
VP Value Fund - Class I (ACVV)	8,714,015	12,914,753
VP Vista(SM) Fund - Class I (ACVVS1)	1,311,317	5,272,214
MidCap Stock Portfolio - Initial Shares (DVMCS)	320,622	405,984
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	11,801,145	10,235,584
Stock Index Fund, Inc. - Initial Shares (DSIF)	52,759,517	82,053,106
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	475,622	1,781,306
Appreciation Portfolio - Initial Shares (DCAP)	5,008,885	4,895,797
Developing Leaders Portfolio - Initial Shares (DSC)	196,285	418,894
International Value Portfolio - Initial Shares (DVIV)	4,047,697	10,816,406
Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)	596,958	5,232,579
Variable Series II - Strategic Value VIP - Class B (SVSHEB)	290,731	790,955
Capital Appreciation Fund II - Primary Shares (FVCA2P)	193,946	90,186
Clover Value Fund II - Primary Shares (FALF)	39,218	148,722
Market Opportunity Fund II - Service Shares (FVMOS)	339,375	384,091
Quality Bond Fund II - Primary Shares (FQB)	6,892,984	4,646,254
VIP Fund - Contrafund Portfolio - Service Class (FCS)	16,153,073	81,788,534
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	3,035,604	8,180,896
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	5,084,502	21,818,310
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	677,875	582,946
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,460,500	2,174,502
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	941,225	671,986
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)	111,916	56,856
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	467,056	1,047,192
VIP Fund - Growth Portfolio - Service Class (FGS)	4,011,283	15,575,521
VIP Fund - High Income Portfolio - Service Class (FHIS)	4,517,430	12,302,913
VIP Fund - High Income Portfolio - Service Class R (FHISR)	2,900,233	1,981,756
VIP Fund - Index 500 Portfolio - Initial Class (FIP)	1,870,532	2,426,308
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	8,529,996	7,355,352
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	7,355,460	13,711,485
VIP Fund - Overseas Portfolio - Service Class (FOS)	3,821,262	11,369,151
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	1,434,132	3,690,821
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	842,348	2,719,609
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)	1,326,483	1,434,306
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)	402,030	156,949
Franklin Income Securities Fund - Class 2 (FTVIS2)	963,484	1,514,128
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,700,843	2,840,938
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	1,756,611	2,522,151
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	2,316,792	3,169,202
Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)	293,592	199,425
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	2,051,764	1,766,463
Templeton Foreign Securities Fund - Class 1 (TIF)	118,134	315,506
Templeton Foreign Securities Fund - Class 2 (TIF2)	5,018,586	8,675,619
Templeton Foreign Securities Fund - Class 3 (TIF3)	1,037,317	2,165,423
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	2,301,822	841,292
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	3,276,870	3,633,415
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	218,123	121,421
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)	7,821,443	18,085,593
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	122,758	61,665
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)	2,813,633	4,610,644
Guardian Portfolio - I Class Shares (AMGP)	346,428	8,489,301
International Portfolio - S Class Shares (AMINS)	71,921	3,881,216
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	618,137	22,498,639
Partners Portfolio - I Class Shares (AMTP)	2,126,471	18,724,017
Regency Portfolio - I Class Shares (AMRI)	975,322	1,322,678
Regency Portfolio - S Class Shares (AMRS)	98,228	1,360,827
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	739,644	1,154,404
Socially Responsive Portfolio - I Class Shares (AMSRS)	251,035	1,614,212
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	6,942,566	20,261,408
Global Securities Fund/VA - Class 3 (OVGS3)	1,988,608	3,139,805
Global Securities Fund/VA - Non-Service Shares (OVGS)	8,040,245	15,527,711
High Income Fund/VA - Class 3 (OVHI3)	543,425	1,020,173
High Income Fund/VA - Non-Service Shares (OVHI)	1,075	580,559
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	2,144,826	5,111,523
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,221,033	1,616,550
MidCap Fund/VA - Non-Service Shares (OVAG)	1,585,933	4,537,076
Strategic Bond Fund/VA - Non-Service Shares (OVSB)	950,220	486,930
All Asset Portfolio - Administrative Class (PMVAAA)	803,952	610,071
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	1,780,520	1,123,118

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Low Duration Portfolio - Administrative Class (PMVLDA)		31,878,205	12,578,522
Real Return Portfolio - Administrative Class (PMVRRA)		31,053,627	21,860,868
Total Return Portfolio - Administrative Class (PMVTRA)		94,259,579	42,916,288
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)		1,020,067	230,653
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)		6,703,539	9,254,826
Putnam VT Growth and Income Fund - IB Shares (PVGIB)		81,249	252,874
Putnam VT International Equity Fund - IB Shares (PVTIGB)		149,476	881,575
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)		5,247	2,593
Putnam VT Vista Fund - IB Shares (PVVIB)		170,935	107,483
Putnam VT Voyager Fund - IB Shares (PVTVB)		599,423	154,049
Global Real Estate Portfolio - Class II (VKVGR2)		752,378	796,454
Micro-Cap Portfolio - Investment Class (ROCMC)		7,308,630	18,371,322
Small-Cap Portfolio - Investment Class (ROCSC)		219,577	133,653
Blue Chip Growth Portfolio - II (TRBCG2)		604,310	1,091,650
Equity Income Portfolio - II (TREI2)		17,757,721	30,989,277
Health Sciences Portfolio - II (TRHS2)		526,261	776,680
Limited-Term Bond Portfolio - II (TRLT2)		1,874,605	3,907,776
Mid-Cap Growth Portfolio - II (TRMCG2)		4,862,638	10,039,035
New America Growth Portfolio (TRNAG1)		5,847,925	6,326,822
Personal Strategy Balanced Portfolio (TRPSB1)		417,240	570,975
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)		6,356,190	13,807,075
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)		12,213,709	15,275,157
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)		827,509	743,179
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)		644,958	502,321
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)		1,337,598	1,318,788
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)		1,322,877	1,379,635
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)		1,870,110	997,125
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)		4,970,939	1,139,962
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)		575,224	584,519
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)		937,629	576,889
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)		333,862	260,043
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)		756,287	334,347
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)		1,100,847	20,556,922
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)		2,700,571	823,653
OGMVP (OGMVP)		3,345	323,648
International Equity Flex I Portfolio (obsolete) (WIEP)		48,917	1,235,897
International Equity Flex II Portfolio (obsolete) (WVCP)		22,648	511,238
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)		2,945,891	17,799,672
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)		193,673	12,351,705
Putnam VT OTC & Emerging Growth Fund - IB Shares (obsolete) (PVOEGB)		101,464	143,659
U.S. Equity Flex II Portfolio (obsolete) (WGIP)		187,920	1,820,899
	Total	$1,047,513,145	$1,525,639,100

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Asset Allocation Fund - Class 2 (AMVAA2)
2009	0.00%	42,984	$8.457915	$363,555	2.53%	23.98%
2009	0.25%	113,993	8.410207	958,705	2.53%	23.67%
2008	0.00%	25,201	6.821773	171,916	4.65%	-29.51%
2008	0.25%	88,189	6.800279	599,710	4.65%	-29.69%
2008	0.40%	3,451	6.787413	23,423	4.65%	-29.79%
Bond Fund - Class 2 (AMVBD2)
2009	0.00%	1,580	10.260471	16,212	3.45%	12.61%
2009	0.20%	65,270	10.214198	666,681	3.45%	12.38%
2009	0.25%	17,735	10.202662	180,944	3.45%	12.32%
2008	0.00%	702	9.111914	6,397	5.81%	-9.35%
2008	0.20%	49,461	9.088973	449,550	5.81%	-9.53%
2008	0.25%	12,173	9.083242	110,570	5.81%	-9.57%
Global Small Capitalization Fund - Class 2 (AMVGS2)
2009	0.20%	99,620	8.111767	808,094	0.37%	60.97%
2009	0.25%	13,910	8.103815	112,724	0.37%	60.89%
2008	0.20%	45,204	5.039200	227,792	0.00%	-49.61%	1/16/2008
2008	0.25%	4,127	5.036777	20,787	0.00%	-49.63%	1/16/2008
Growth Fund - Class 2 (AMVGR2)
2009	0.20%	198,835	7.823490	1,555,584	0.73%	39.13%
2009	0.25%	27,764	7.815684	216,995	0.73%	39.06%
2008	0.20%	138,139	5.623019	776,758	0.96%	-43.77%	1/2/2008
2008	0.25%	12,612	5.620215	70,882	0.96%	-43.80%	1/2/2008
Large Cap Core V.I. Fund - Class II (MLVLC2)
2009	0.00%	3,193	10.756180	34,344	1.38%	22.35%
2009	0.10%	6,164	10.706109	65,992	1.38%	22.23%
2009	0.25%	129,231	10.631422	1,373,909	1.38%	22.05%
2008	0.00%	2,673	8.791079	23,499	0.50%	-38.83%
2008	0.10%	27,826	8.758902	243,725	0.50%	-38.89%
2008	0.25%	61,843	8.710851	538,705	0.50%	-38.99%
2008	0.40%	11,606	8.663056	100,543	0.50%	-39.08%
2007	0.10%	16,026	14.333835	229,714	1.23%	8.02%
2007	0.25%	230,248	14.276667	3,287,174	1.23%	7.86%
2007	0.40%	15,428	14.219711	219,382	1.23%	7.69%
2006	0.25%	131,296	13.236885	1,737,950	0.79%	14.33%
2006	0.40%	17,728	13.203975	234,080	0.79%	14.16%
2005	0.25%	101,208	11.577932	1,171,779	0.74%	15.78%	5/2/2005
2005	0.40%	73,626	11.566434	851,590	0.74%	15.66%	5/2/2005
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2009	0.00%	244,329	12.182592	2,976,561	3.16%	21.83%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series, Inc. - Social Equity Portfolio (CVSSE)
2009	0.10%	9,826	$14.595276	$143,413	0.57%	34.13%
2009	0.25%	4,347	14.435757	62,752	0.57%	33.92%
2008	0.10%	4,626	10.881799	50,339	0.00%	-35.86%
2008	0.25%	5,877	10.779017	63,348	0.00%	-35.95%
2007	0.10%	3,460	16.964928	58,699	0.00%	9.88%
2007	0.25%	4,512	16.829986	75,937	0.00%	9.71%
2006	0.10%	1,026	15.439612	15,841	0.00%	9.95%
2006	0.25%	7,002	15.339931	107,410	0.00%	9.78%
2006	0.40%	512	15.240875	7,803	0.00%	9.62%
2005	0.10%	1,026	14.042800	14,408	0.06%	4.44%
2005	0.25%	1,152	13.973029	16,097	0.06%	4.28%
2005	0.40%	428	13.903575	5,951	0.06%	4.13%
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2009	0.00%	28,749	10.108851	290,619	0.00%	1.09%	12/11/2009
2009	0.10%	11,666	10.108299	117,923	0.00%	1.08%	12/11/2009
2009	0.25%	5,543	10.107469	56,026	0.00%	1.07%	12/11/2009
U.S. Equity Flex I Portfolio (WSCP)
2009	0.00%	100,191	10.876108	1,089,688	0.00%	8.76%	10/2/2009
Variable Account Fund, Inc. - Value Portfolio (DAVVL)
2009	0.00%	69,243	7.674178	531,383	1.04%	31.16%
2009	0.25%	204,585	7.630866	1,561,161	1.04%	30.83%
2008	0.25%	76,781	5.832746	447,844	1.92%	-40.47%
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2009	0.10%	34,974	16.718525	584,714	0.00%	42.90%
2009	0.25%	142,297	16.536826	2,353,141	0.00%	42.68%
2008	0.10%	24,370	11.699757	285,123	0.00%	-43.84%
2008	0.25%	150,923	11.589969	1,749,193	0.00%	-43.93%
2008	0.40%	62,009	11.481181	711,937	0.00%	-44.01%
2007	0.10%	50,026	20.833315	1,042,207	0.00%	17.12%
2007	0.20%	71,184	20.723509	1,475,182	0.00%	17.00%
2007	0.25%	100,032	20.668909	2,067,552	0.00%	16.94%
2007	0.40%	106,088	20.505746	2,175,414	0.00%	16.77%
2006	0.10%	35,396	17.787877	629,620	0.00%	11.28%
2006	0.20%	43,296	17.711914	766,855	0.00%	11.17%
2006	0.25%	62,906	17.674125	1,111,809	0.00%	11.11%
2006	0.40%	83,526	17.561058	1,466,805	0.00%	10.95%
2005	0.10%	24,994	15.985073	399,531	0.00%	10.98%
2005	0.20%	23,694	15.932691	377,509	0.00%	10.87%
2005	0.25%	75,420	15.906622	1,199,677	0.00%	10.82%
2005	0.40%	90,134	15.828526	1,426,688	0.00%	10.65%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2009	0.10%	5,523	12.633626	69,776	0.00%	26.57%
2009	0.20%	7,956	12.562325	99,946	0.00%	26.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2009	0.00%	150,726	$17.099722	$2,577,373	3.12%	25.58%
2009	0.10%	148,713	16.974945	2,524,395	3.12%	25.46%
2009	0.20%	39,203	16.851105	660,614	3.12%	25.33%
2009	0.25%	356,531	16.789471	5,985,967	3.12%	25.27%
2008	0.00%	103,832	13.616425	1,413,821	2.30%	-16.06%
2008	0.10%	82,014	13.530581	1,109,697	2.30%	-16.14%
2008	0.20%	24,988	13.445294	335,971	2.30%	-16.23%
2008	0.25%	213,858	13.402810	2,866,298	2.30%	-16.27%
2008	0.40%	39,051	13.276251	518,451	2.30%	-16.39%
2007	0.00%	103,442	16.221536	1,677,988	2.47%	10.29%
2007	0.10%	71,356	16.135395	1,151,357	2.47%	10.18%
2007	0.20%	69,250	16.049753	1,111,445	2.47%	10.07%
2007	0.25%	193,582	16.007046	3,098,676	2.47%	10.01%
2007	0.40%	133,728	15.879713	2,123,562	2.47%	9.84%
2006	0.00%	116,884	14.708447	1,719,182	1.99%	10.41%
2006	0.10%	8,030	14.645065	117,600	1.99%	10.30%
2006	0.20%	63,792	14.581974	930,213	1.99%	10.19%
2006	0.25%	83,320	14.550491	1,212,347	1.99%	10.14%
2006	0.40%	165,700	14.456527	2,395,447	1.99%	9.98%
2005	0.00%	93,760	13.321108	1,248,987	2.04%	7.66%
2005	0.10%	10,914	13.276935	144,904	2.04%	7.55%
2005	0.20%	261,918	13.232912	3,465,938	2.04%	7.45%
2005	0.25%	53,532	13.210934	707,208	2.04%	7.39%
2005	0.40%	208,740	13.145265	2,743,943	2.04%	7.23%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	0.00%	2,848,502	10.476528	29,842,411	0.01%	46.01%
2009	0.10%	332,343	10.372987	3,447,390	0.01%	45.87%
2009	0.20%	384,661	10.270489	3,950,657	0.01%	45.72%
2009	0.25%	1,893,904	10.219612	19,354,964	0.01%	45.65%
2009	0.40%	13,489	10.068481	135,814	0.01%	45.43%
2008	0.00%	2,977,283	7.174977	21,361,937	0.01%	-44.31%
2008	0.10%	364,911	7.111160	2,594,941	0.01%	-44.36%
2008	0.20%	358,465	7.047942	2,526,441	0.01%	-44.42%
2008	0.25%	1,873,016	7.016534	13,142,080	0.01%	-44.45%
2008	0.40%	73,114	6.923153	506,179	0.01%	-44.53%
2007	0.00%	2,924,576	12.883520	37,678,833	0.19%	36.63%
2007	0.10%	400,482	12.781740	5,118,857	0.19%	36.50%
2007	0.20%	250,814	12.680828	3,180,529	0.19%	36.36%
2007	0.25%	1,592,000	12.630653	20,108,000	0.19%	36.29%
2007	0.40%	59,336	12.481327	740,592	0.19%	36.09%
2006	0.00%	2,885,418	9.429195	27,207,169	0.14%	9.12%
2006	0.10%	124,964	9.364110	1,170,177	0.14%	9.01%
2006	0.20%	291,224	9.299521	2,708,244	0.14%	8.90%
2006	0.25%	1,255,440	9.267372	11,634,630	0.14%	8.84%
2006	0.40%	228,352	9.171618	2,094,357	0.14%	8.68%
2005	0.00%	3,170,060	8.641403	27,393,766	0.01%	12.56%
2005	0.10%	217,972	8.590325	1,872,450	0.01%	12.44%
2005	0.20%	294,576	8.539588	2,515,558	0.01%	12.33%
2005	0.25%	1,090,640	8.514303	9,286,039	0.01%	12.28%
2005	0.40%	217,772	8.438947	1,837,766	0.01%	12.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	0.00%	1,850,637	$4.619855	$8,549,675	0.00%	56.90%
2009	0.10%	337,606	4.574181	1,544,271	0.00%	56.74%
2009	0.25%	388,356	4.506481	1,750,119	0.00%	56.51%
2008	0.00%	2,144,996	2.944514	6,315,971	0.09%	-43.97%
2008	0.10%	319,290	2.918324	931,792	0.09%	-44.03%
2008	0.25%	300,519	2.879447	865,329	0.09%	-44.11%
2008	0.40%	110	2.841109	313	0.09%	-44.20%
2007	0.00%	2,554,744	5.255324	13,426,007	0.34%	21.70%
2007	0.10%	297,474	5.213806	1,550,972	0.34%	21.58%
2007	0.25%	291,228	5.152101	1,500,436	0.34%	21.39%
2007	0.40%	2,106	5.091162	10,722	0.34%	21.21%
2006	0.00%	2,894,560	4.318333	12,499,674	0.00%	7.83%
2006	0.10%	179,882	4.288525	771,428	0.00%	7.72%
2006	0.25%	770,748	4.244167	3,271,183	0.00%	7.56%
2006	0.40%	52	4.200294	218	0.00%	7.40%
2005	0.00%	3,135,014	4.004823	12,555,176	0.00%	11.55%
2005	0.10%	158,528	3.981148	631,123	0.00%	11.44%
2005	0.25%	229,560	3.945872	905,814	0.00%	11.27%
2005	0.40%	8,530	3.910937	33,360	0.00%	11.11%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2008	0.00%	33,622	12.013653	403,923	0.75%	-36.24%
2007	0.00%	26,988	18.842190	508,513	0.49%	6.13%
2006	0.00%	30,204	17.753498	536,227	0.11%	10.77%
2005	0.00%	31,826	16.027544	510,093	1.33%	10.91%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.00%	1,868,731	12.746144	23,819,114	0.43%	79.07%
2008	0.00%	1,692,770	7.117893	12,048,956	2.73%	-52.21%
2007	0.00%	1,653,148	14.893765	24,621,598	0.49%	28.07%
2006	0.00%	754,850	11.629148	8,778,262	1.78%	16.29%	5/1/2006
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	0.00%	1,339,119	15.910990	21,306,709	0.41%	79.07%
2009	0.10%	374,105	15.753839	5,893,590	0.41%	78.89%
2009	0.20%	1,239,451	15.598133	19,333,122	0.41%	78.71%
2009	0.25%	951,078	15.520876	14,761,564	0.41%	78.62%
2008	0.00%	1,658,237	8.885289	14,733,915	1.05%	-52.23%
2008	0.10%	391,460	8.806322	3,447,323	1.05%	-52.28%
2008	0.20%	1,506,012	8.728004	13,144,479	1.05%	-52.32%
2008	0.25%	973,967	8.689119	8,462,915	1.05%	-52.35%
2008	0.40%	276,653	8.573479	2,371,879	1.05%	-52.42%
2007	0.00%	2,005,464	18.599320	37,300,267	0.44%	28.02%
2007	0.10%	392,780	18.452535	7,247,787	0.44%	27.89%
2007	0.20%	409,154	18.306795	7,490,298	0.44%	27.76%
2007	0.25%	1,103,674	18.234395	20,124,828	0.44%	27.70%
2007	0.40%	4,662	18.018848	84,004	0.44%	27.50%
2006	0.00%	2,503,690	14.528655	36,375,248	1.89%	46.63%
2006	0.10%	206,152	14.428484	2,974,461	1.89%	46.48%
2006	0.20%	351,364	14.328921	5,034,667	1.89%	46.34%
2006	0.25%	1,109,576	14.279422	15,844,104	1.89%	46.26%
2006	0.40%	43,784	14.131910	618,752	1.89%	46.05%
2005	0.00%	2,831,486	9.908475	28,055,708	1.05%	31.94%
2005	0.10%	177,088	9.849961	1,744,310	1.05%	31.81%
2005	0.20%	349,754	9.791747	3,424,703	1.05%	31.68%
2005	0.25%	882,786	9.762789	8,618,453	1.05%	31.61%
2005	0.40%	156,464	9.676381	1,514,005	1.05%	31.41%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2009	0.00%	2,510	$9.785090	$24,561	0.52%	26.62%
2009	0.10%	56,829	9.739518	553,487	0.52%	26.49%
2009	0.25%	75,007	9.671569	725,435	0.52%	26.30%
2008	0.10%	43,763	7.699923	336,972	1.22%	-39.42%
2008	0.25%	81,281	7.657684	622,424	1.22%	-39.51%
2008	0.40%	9,534	7.615671	72,608	1.22%	-39.60%
2007	0.10%	46,312	12.709507	588,603	0.59%	0.48%
2007	0.25%	87,970	12.658811	1,113,596	0.59%	0.33%
2007	0.40%	14,806	12.608296	186,678	0.59%	0.18%
2006	0.25%	45,876	12.617407	578,836	0.89%	11.95%
2006	0.40%	7,064	12.586028	88,908	0.89%	11.78%
2005	0.25%	19,122	11.270434	215,513	0.52%	12.70%	5/2/2005
2005	0.40%	1,690	11.259238	19,028	0.52%	12.59%	5/2/2005
Investors Growth Stock Series - Initial Class (MIGIC)
2009	0.00%	237,765	13.963862	3,320,118	0.73%	39.55%
2008	0.00%	263,673	10.006089	2,638,336	0.61%	-36.87%
2007	0.00%	289,412	15.850552	4,587,340	0.33%	11.36%
2006	0.00%	314,824	14.233850	4,481,158	0.00%	7.58%
2005	0.00%	291,396	13.231476	3,855,599	0.34%	4.49%
Research International Series - Service Class (MVRISC)
2009	0.00%	1,144	7.940931	9,084	1.26%	30.57%
2009	0.25%	82,984	7.888076	654,584	1.26%	30.24%
2008	0.00%	213	6.081781	1,295	0.06%	-42.52%
2008	0.25%	24,151	6.056428	146,269	0.06%	-42.67%
2008	0.40%	15,870	6.041270	95,875	0.06%	-42.75%
2007	0.25%	128	10.563577	1,352	0.00%	5.64%	5/1/2007
2007	0.40%	772	10.552986	8,147	0.00%	5.53%	5/1/2007
Value Series - Initial Class (MVFIC)
2009	0.00%	438,770	16.390924	7,191,846	1.29%	22.71%
2008	0.00%	406,164	13.356934	5,425,106	1.20%	-32.58%
2007	0.00%	348,380	19.812092	6,902,137	0.87%	7.91%
2006	0.00%	200,260	18.360218	3,676,817	0.97%	20.84%
2005	0.00%	118,172	15.193770	1,795,478	0.73%	6.66%
Value Series - Service Class (MVFSC)
2009	0.00%	46,902	8.096650	379,749	1.17%	22.45%
2009	0.25%	420,507	8.050967	3,385,488	1.17%	22.15%
2008	0.00%	37,486	6.612135	247,862	1.35%	-32.74%
2008	0.25%	270,891	6.591290	1,785,521	1.35%	-32.91%
2008	0.40%	988	6.578814	6,500	1.35%	-33.01%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2009	0.25%	230,861	13.158607	3,037,809	0.00%	31.59%	5/1/2009
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.00%	208,669	11.987667	2,501,454	8.83%	9.64%
2008	0.00%	264,578	10.933218	2,892,689	4.73%	-10.20%
2007	0.00%	281,694	12.175696	3,429,821	3.71%	5.45%
2006	0.00%	190,806	11.546094	2,203,064	4.06%	3.73%
2005	0.00%	126,012	11.130805	1,402,615	3.73%	4.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	0.00%	190,919	$25.622719	$4,891,864	7.90%	30.21%
2009	0.10%	23,721	33.112830	785,469	7.90%	30.08%
2009	0.20%	68,982	25.186305	1,737,402	7.90%	29.95%
2009	0.25%	82,946	25.072181	2,079,637	7.90%	29.88%
2008	0.00%	235,478	19.678201	4,633,783	7.06%	-14.98%
2008	0.10%	32,806	25.456014	835,110	7.06%	-15.06%
2008	0.20%	94,088	19.381729	1,823,588	7.06%	-15.15%
2008	0.25%	83,661	19.303549	1,614,954	7.06%	-15.19%
2008	0.40%	69,947	17.858916	1,249,178	7.06%	-15.32%
2007	0.00%	244,604	23.144388	5,661,210	7.13%	6.53%
2007	0.10%	53,870	29.969902	1,614,479	7.13%	6.42%
2007	0.20%	79,524	22.841354	1,816,436	7.13%	6.32%
2007	0.25%	74,644	22.760599	1,698,942	7.13%	6.26%
2007	0.40%	68,018	21.088867	1,434,423	7.13%	6.10%
2006	0.00%	296,826	21.725302	6,448,634	10.28%	10.81%
2006	0.10%	11,152	28.160613	314,047	10.28%	10.70%
2006	0.20%	74,878	21.483999	1,608,679	10.28%	10.59%
2006	0.25%	49,984	21.418803	1,070,597	10.28%	10.53%
2006	0.40%	81,282	19.875581	1,615,527	10.28%	10.37%
2005	0.00%	306,254	19.606425	6,004,546	7.14%	12.25%
2005	0.10%	17,164	25.439451	436,643	7.14%	12.14%
2005	0.20%	227,212	19.427363	4,414,130	7.14%	12.03%
2005	0.25%	48,476	19.378063	939,371	7.14%	11.97%
2005	0.40%	83,166	18.008789	1,497,719	7.14%	11.80%
Mid Cap Growth Portfolio - class I (MSVMG)
2009	0.00%	2,129	9.640943	20,526	0.00%	57.66%
2009	0.10%	76,530	9.548100	730,716	0.00%	57.50%
2009	0.20%	87,692	9.456210	829,234	0.00%	57.34%
2009	0.25%	839,125	9.410608	7,896,676	0.00%	57.27%
2008	0.00%	240,987	6.115056	1,473,649	0.80%	-46.77%
2008	0.10%	79,376	6.062222	481,195	0.80%	-46.82%
2008	0.20%	24,533	6.009877	147,440	0.80%	-46.87%
2008	0.25%	816,330	5.983894	4,884,832	0.80%	-46.90%
2008	0.40%	22,314	5.906531	131,798	0.80%	-46.98%
2007	0.00%	283,210	11.486951	3,253,219	0.00%	22.67%
2007	0.10%	59,566	11.399129	679,001	0.00%	22.54%
2007	0.20%	20,784	11.312053	235,110	0.00%	22.42%
2007	0.25%	401,714	11.268795	4,526,833	0.00%	22.36%
2007	0.40%	44,500	11.139857	495,724	0.00%	22.17%
2006	0.00%	282,660	9.364438	2,646,952	0.00%	9.27%
2006	0.10%	21,636	9.302196	201,262	0.00%	9.17%
2006	0.20%	26,838	9.240416	247,994	0.00%	9.06%
2006	0.25%	265,862	9.209696	2,448,508	0.00%	9.00%
2006	0.40%	44,880	9.118070	409,219	0.00%	8.84%
2005	0.00%	300,668	8.569610	2,576,607	0.00%	17.57%
2005	0.10%	21,748	8.521148	185,318	0.00%	17.45%
2005	0.20%	20,382	8.473005	172,697	0.00%	17.33%
2005	0.25%	144,664	8.449046	1,222,273	0.00%	17.28%
2005	0.40%	49,068	8.377513	411,068	0.00%	17.10%
The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)
2009	0.25%	45,095	8.406886	379,109	0.00%	65.14%
2008	0.25%	39,408	5.090726	200,615	0.00%	-49.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	0.10%	111,151	$28.046079	$3,117,350	4.14%	28.23%
2009	0.20%	142,875	22.726829	3,247,096	4.14%	28.10%
2009	0.25%	640,708	22.623746	14,495,215	4.14%	28.03%
2009	0.40%	585	23.083528	13,504	4.14%	27.84%
2008	0.00%	1,007,215	18.602467	18,736,684	3.40%	-37.89%
2008	0.10%	141,708	21.872227	3,099,470	3.40%	-37.96%
2008	0.20%	136,212	17.741677	2,416,629	3.40%	-38.02%
2008	0.25%	648,045	17.670052	11,450,989	3.40%	-38.05%
2008	0.40%	60,957	18.056248	1,100,655	3.40%	-38.14%
2007	0.00%	1,115,184	29.952335	33,402,365	1.11%	-17.07%
2007	0.10%	183,278	35.252498	6,461,007	1.11%	-17.15%
2007	0.20%	249,376	28.623844	7,138,100	1.11%	-17.24%
2007	0.25%	617,432	28.522644	17,610,793	1.11%	-17.28%
2007	0.40%	172,122	29.190018	5,024,244	1.11%	-17.40%
2006	0.00%	1,384,756	36.117848	50,014,407	1.07%	38.04%
2006	0.10%	109,384	42.551820	4,654,488	1.07%	37.91%
2006	0.20%	324,820	34.585436	11,234,041	1.07%	37.77%
2006	0.25%	709,670	34.480507	24,469,781	1.07%	37.70%
2006	0.40%	290,660	35.340571	10,272,090	1.07%	37.50%
2005	0.00%	1,409,392	26.163932	36,875,236	1.19%	17.05%
2005	0.10%	125,524	30.855447	3,873,099	1.19%	16.93%
2005	0.20%	250,510	25.103798	6,288,752	1.19%	16.82%
2005	0.25%	546,448	25.040093	13,683,109	1.19%	16.76%
2005	0.40%	377,610	25.703042	9,705,726	1.19%	16.59%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.00%	23,143	11.419071	264,272	5.26%	14.19%	5/1/2009
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.00%	2,210	12.564442	27,767	1.25%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.00%	405,011	9.711378	3,933,215	0.08%	23.41%
2008	0.00%	395,090	7.868935	3,108,938	2.59%	-29.78%
2007	0.00%	340,142	11.205324	3,811,401	2.43%	6.14%
2006	0.00%	166,024	10.556998	1,752,715	3.37%	5.57%	5/1/2006
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.00%	248,317	10.970085	2,724,059	0.32%	12.15%
2008	0.00%	253,508	9.781713	2,479,742	5.43%	-9.87%
2007	0.00%	223,108	10.853118	2,421,417	8.46%	2.98%
2006	0.00%	70,612	10.538858	744,170	0.90%	5.39%	5/1/2006
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.00%	536,732	10.774250	5,782,885	0.00%	41.60%
2008	0.00%	518,855	7.608765	3,947,846	2.78%	-38.64%
2007	0.00%	451,322	12.399481	5,596,159	2.98%	14.36%
2006	0.00%	150,826	10.842096	1,635,270	0.23%	8.42%	5/1/2006
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.00%	789,242	8.979238	7,086,792	0.00%	38.78%
2008	0.00%	801,346	6.470039	5,184,740	2.15%	-44.21%
2007	0.00%	610,966	11.597638	7,085,762	0.75%	11.90%
2006	0.00%	168,526	10.364424	1,746,675	1.12%	3.64%	5/1/2006
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.00%	290,258	8.007342	2,324,195	0.00%	30.69%
2008	0.00%	232,982	6.126963	1,427,472	2.61%	-38.06%
2007	0.00%	94,768	9.892316	937,475	2.46%	-1.08%	5/1/2007

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	0.00%	248,681	$17.804842	$4,427,726	9.89%	46.00%
2009	0.10%	62,774	16.070122	1,008,786	9.89%	45.85%
2009	0.20%	79,750	17.985742	1,434,363	9.89%	45.71%
2009	0.25%	790,244	17.904242	14,148,720	9.89%	45.63%
2009	0.40%	9,813	16.184733	158,821	9.89%	45.41%
2008	0.00%	312,224	12.195368	3,807,687	9.24%	-27.99%
2008	0.10%	56,513	11.018160	622,669	9.24%	-28.06%
2008	0.20%	70,677	12.343884	872,429	9.24%	-28.13%
2008	0.25%	629,259	12.294086	7,736,164	9.24%	-28.17%
2008	0.40%	197,959	11.130031	2,203,290	9.24%	-28.28%
2007	0.00%	650,262	16.935434	11,012,469	7.29%	3.13%
2007	0.10%	47,480	15.315998	727,204	7.29%	3.03%
2007	0.20%	69,190	17.176023	1,188,409	7.29%	2.93%
2007	0.25%	419,204	17.115297	7,174,801	7.29%	2.88%
2007	0.40%	205,334	15.518038	3,186,381	7.29%	2.72%
2006	0.00%	882,542	16.420739	14,491,992	7.41%	10.60%
2006	0.10%	9,510	14.865456	141,370	7.41%	10.49%
2006	0.20%	61,806	16.687538	1,031,390	7.41%	10.38%
2006	0.25%	370,802	16.636894	6,168,994	7.41%	10.33%
2006	0.40%	230,582	15.107048	3,483,413	7.41%	10.16%
2005	0.00%	1,047,212	14.846585	15,547,522	6.92%	2.38%
2005	0.10%	25,760	13.453811	346,570	6.92%	2.28%
2005	0.20%	75,410	15.117925	1,140,043	6.92%	2.18%
2005	0.25%	204,814	15.079557	3,088,504	6.92%	2.13%
2005	0.40%	224,370	13.713412	3,076,878	6.92%	1.97%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.00%	949,161	12.632602	11,990,373	10.36%	46.08%
2008	0.00%	707,956	8.647843	6,122,292	8.18%	-28.10%
2007	0.00%	1,316,814	12.027193	15,837,576	7.98%	3.17%
2006	0.00%	701,700	11.657910	8,180,355	7.85%	10.60%
2005	0.00%	429,384	10.540776	4,526,041	6.02%	5.41%	5/2/2005
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2009	0.00%	129,828	25.446836	3,303,712	1.36%	63.31%
2009	0.10%	153,669	25.212581	3,874,392	1.36%	63.15%
2009	0.20%	362,310	24.980405	9,050,651	1.36%	62.99%
2009	0.25%	493,823	24.865174	12,278,995	1.36%	62.91%
2009	0.40%	100	24.522567	2,452	1.36%	62.66%
2008	0.00%	149,822	15.581599	2,334,466	1.16%	-57.76%
2008	0.10%	140,572	15.453591	2,172,342	1.16%	-57.80%
2008	0.20%	249,942	15.326599	3,830,761	1.16%	-57.85%
2008	0.25%	421,621	15.263531	6,435,425	1.16%	-57.87%
2008	0.40%	247,183	15.075807	3,726,483	1.16%	-57.93%
2007	0.00%	204,784	36.889137	7,554,305	0.71%	45.58%
2007	0.10%	146,372	36.622841	5,360,558	0.71%	45.43%
2007	0.20%	410,876	36.358404	14,938,796	0.71%	45.29%
2007	0.25%	406,344	36.226972	14,720,613	0.71%	45.21%
2007	0.40%	273,120	35.835395	9,787,363	0.71%	44.99%
2006	0.00%	270,924	25.339713	6,865,136	0.71%	36.72%
2006	0.10%	48,516	25.182064	1,221,733	0.71%	36.58%
2006	0.20%	258,760	25.025345	6,475,558	0.71%	36.45%
2006	0.25%	300,448	24.947405	7,495,398	0.71%	36.38%
2006	0.40%	316,790	24.714946	7,829,448	0.71%	36.17%
2005	0.00%	369,062	18.534273	6,840,296	0.60%	32.64%
2005	0.10%	51,076	18.437333	941,705	0.60%	32.50%
2005	0.20%	169,786	18.340864	3,114,022	0.60%	32.37%
2005	0.25%	198,760	18.292860	3,635,889	0.60%	32.31%
2005	0.40%	150,756	18.149525	2,736,150	0.60%	32.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.00%	818,029	$18.287102	$14,959,380	1.28%	63.48%
2008	0.00%	811,502	11.185864	9,077,351	1.15%	-57.83%
2007	0.00%	938,196	26.524857	24,885,515	0.72%	45.55%
2006	0.00%	714,108	18.224168	13,014,024	0.72%	36.64%
2005	0.00%	462,520	13.336908	6,168,587	0.20%	33.37%	5/2/2005
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	0.00%	91,226	17.873386	1,630,518	3.96%	8.01%
2009	0.10%	30,519	17.736871	541,312	3.96%	7.90%
2009	0.25%	35,222	17.534069	617,585	3.96%	7.74%
2008	0.00%	121,284	16.548066	2,007,016	3.05%	-32.94%
2008	0.10%	36,003	16.438112	591,821	3.05%	-33.01%
2008	0.25%	32,066	16.274553	521,860	3.05%	-33.11%
2007	0.00%	177,796	24.676248	4,387,338	2.57%	20.43%
2007	0.10%	44,916	24.536865	1,102,098	2.57%	20.31%
2007	0.25%	27,478	24.329252	668,519	2.57%	20.13%
2006	0.00%	178,132	20.489395	3,649,817	2.84%	37.56%
2006	0.10%	11,378	20.394132	232,044	2.84%	37.42%
2006	0.25%	20,796	20.252066	421,162	2.84%	37.22%
2006	0.40%	2,542	20.110980	51,122	2.84%	37.01%
2005	0.00%	118,088	14.894755	1,758,892	2.09%	6.39%
2005	0.10%	16,528	14.840284	245,280	2.09%	6.28%
2005	0.25%	15,934	14.758947	235,169	2.09%	6.12%
2005	0.40%	2,742	14.678049	40,247	2.09%	5.96%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	0.00%	275,076	11.949736	3,287,086	1.09%	29.72%
2009	0.10%	87,077	11.839714	1,030,967	1.09%	29.59%
2009	0.25%	98,498	11.676578	1,150,120	1.09%	29.40%
2008	0.00%	457,734	9.211762	4,216,537	1.36%	-46.06%
2008	0.10%	91,345	9.136079	834,535	1.36%	-46.11%
2008	0.25%	107,083	9.023725	966,288	1.36%	-46.19%
2008	0.40%	722	8.912712	6,435	1.36%	-46.27%
2007	0.00%	522,056	17.076402	8,914,838	0.38%	27.15%
2007	0.10%	180,062	16.953079	3,052,605	0.38%	27.02%
2007	0.25%	36,532	16.769826	612,635	0.38%	26.83%
2006	0.00%	554,752	13.430598	7,450,651	0.84%	32.96%
2006	0.10%	109,564	13.347009	1,462,352	0.84%	32.83%
2006	0.25%	55,980	13.222655	740,204	0.84%	32.63%
2006	0.40%	416	13.099372	5,449	0.84%	32.44%
2005	0.00%	203,318	10.100861	2,053,687	1.10%	30.21%
2005	0.10%	96,242	10.048006	967,040	1.10%	30.08%
2005	0.25%	54,480	9.969281	543,126	1.10%	29.89%
2005	0.40%	4	9.891115	40	1.10%	29.69%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT International Equity Fund - Class III (GIG3)
2009	0.00%	516,240	$7.153834	$3,693,095	0.22%	29.67%
2008	0.00%	24,803	5.516874	136,835	1.55%	-44.83%	5/1/2008
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	0.00%	70,672	7.130177	503,904	0.24%	29.45%
2008	0.00%	6,719	5.508000	37,008	1.45%	-44.92%	5/1/2008
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2009	0.00%	206,712	15.340444	3,171,054	1.06%	25.00%
2009	0.10%	47,322	12.341792	584,038	1.06%	24.88%
2009	0.25%	13,605	12.052893	163,980	1.06%	24.69%
2008	0.00%	216,990	12.271930	2,662,886	0.73%	-44.34%
2008	0.10%	54,435	9.882968	537,979	0.73%	-44.40%
2008	0.25%	13,713	9.666117	132,551	0.73%	-44.48%
2007	0.00%	250,388	22.048358	5,520,644	0.41%	19.90%
2007	0.10%	109,004	17.774048	1,937,442	0.41%	19.78%
2007	0.25%	14,992	17.410223	261,014	0.41%	19.60%
2006	0.00%	249,376	18.389109	4,585,802	0.85%	25.88%
2006	0.10%	64,922	14.839096	963,384	0.85%	25.76%
2006	0.25%	13,250	14.557271	192,884	0.85%	25.57%
2006	0.40%	24	15.509710	372	0.85%	25.38%
2005	0.00%	262,448	14.608344	3,833,931	1.11%	19.34%
2005	0.10%	79,212	11.799959	934,698	1.11%	19.22%
2005	0.25%	12,984	11.593174	150,526	1.11%	19.04%
2005	0.40%	78	12.370181	965	1.11%	18.86%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.00%	1,087	13.411529	14,578	1.12%	34.12%	5/1/2009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.00%	1,906,534	7.927018	15,113,129	0.18%	52.96%
2008	0.00%	180	5.182412	933	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2009	0.00%	21,943	8.126831	178,327	0.37%	31.53%
2008	0.00%	5,037	6.178465	31,121	0.45%	-38.22%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2009	0.00%	42,686	8.295819	354,115	1.03%	29.30%
2009	0.25%	132	12.924011	1,706	1.03%	29.24%	5/1/2009
2008	0.00%	43,904	6.416027	281,689	2.01%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2009	0.00%	90,417	9.593104	867,380	2.22%	19.88%
2009	0.25%	6	11.777952	71	2.22%	17.78%	5/1/2009
2008	0.00%	65,101	8.002099	520,945	2.15%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2009	0.00%	172,546	9.025006	1,557,229	1.99%	24.25%
2008	0.00%	71,014	7.263571	515,815	1.50%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2009	0.00%	89,148	10.351566	922,821	2.79%	13.22%
2008	0.00%	32,838	9.142885	300,234	1.40%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2009	0.00%	241,583	9.305236	2,247,987	2.29%	22.00%
2008	0.00%	83,184	7.626933	634,439	2.04%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2009	0.00%	345,676	8.737590	3,020,375	1.60%	26.69%
2009	0.25%	11	12.566486	138	1.60%	25.66%	5/1/2009
2008	0.00%	223,705	6.896919	1,542,875	1.52%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2009	0.00%	66,327	9.853071	653,525	2.50%	17.64%
2008	0.00%	33,824	8.375935	283,308	2.14%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.00%	56,157	10.818752	607,549	2.99%	8.78%
2008	0.00%	21,176	9.945181	210,599	4.53%	-0.55%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2009	0.00%	21,838	$11.600708	$253,336	4.05%	16.62%
2008	0.00%	13,545	9.947099	134,733	3.73%	-0.53%	5/1/2008
NVIT Fund - Class I (TRF)
2009	0.00%	2,358,784	12.269388	28,940,836	1.35%	26.10%
2009	0.10%	27,862,777	10.080498	280,870,668	1.35%	25.97%
2009	0.20%	72,093	9.807872	707,079	1.35%	25.84%
2009	0.25%	42,014	9.763407	410,200	1.35%	25.78%
2008	0.00%	2,528,801	9.730137	24,605,580	1.41%	-41.55%
2008	0.10%	28,106,065	8.002258	224,911,983	1.41%	-41.61%
2008	0.20%	56,085	7.793622	437,105	1.41%	-41.67%
2008	0.25%	46,732	7.762178	362,742	1.41%	-41.70%
2008	0.40%	798	8.031680	6,409	1.41%	-41.79%
2007	0.00%	2,766,768	16.648158	46,061,591	1.03%	8.18%
2007	0.10%	28,344,872	13.705507	388,480,842	1.03%	8.07%
2007	0.20%	50,032	13.361574	668,506	1.03%	7.96%
2007	0.25%	52,394	13.314351	697,592	1.03%	7.91%
2007	0.40%	1,370	13.797367	18,902	1.03%	7.75%
2006	0.00%	2,948,242	15.389126	45,370,868	1.09%	13.63%
2006	0.10%	37,804,244	12.681766	479,424,576	1.09%	13.51%
2006	0.20%	49,380	12.375964	611,125	1.09%	13.40%
2006	0.25%	236,736	12.338411	2,920,946	1.09%	13.34%
2006	0.40%	31,470	12.805324	402,984	1.09%	13.18%
2005	0.00%	3,161,412	13.543467	42,816,479	1.00%	7.44%
2005	0.10%	38,013,326	11.171952	424,683,053	1.00%	7.33%
2005	0.20%	56,248	10.913424	613,858	1.00%	7.23%
2005	0.25%	230,206	10.885739	2,505,962	1.00%	7.17%
2005	0.40%	28,310	11.314587	320,316	1.00%	7.01%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	0.00%	81,891	13.889643	1,137,437	1.15%	31.75%
2009	0.10%	49,431	13.783502	681,332	1.15%	31.62%
2009	0.25%	26,749	13.625762	364,476	1.15%	31.42%
2008	0.00%	94,761	10.542078	998,978	1.83%	-46.27%
2008	0.10%	40,964	10.471992	428,975	1.83%	-46.33%
2008	0.25%	36,230	10.367711	375,622	1.83%	-46.41%
2007	0.00%	93,918	19.621675	1,842,828	3.45%	-1.05%
2007	0.10%	104,978	19.510815	2,048,206	3.45%	-1.15%
2007	0.25%	38,992	19.345657	754,326	3.45%	-1.30%
2006	0.00%	113,986	19.830405	2,260,389	1.89%	20.32%
2006	0.10%	98,040	19.738206	1,935,134	1.89%	20.20%
2006	0.25%	30,252	19.600661	592,959	1.89%	20.02%
2006	0.40%	5,096	19.464132	99,189	1.89%	19.84%
2005	0.00%	105,354	16.481268	1,736,368	2.00%	11.15%
2005	0.10%	69,072	16.420998	1,134,231	2.00%	11.04%
2005	0.25%	24,048	16.330978	392,727	2.00%	10.87%
2005	0.40%	3,938	16.241486	63,959	2.00%	10.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2009	0.00%	2,155,474	$18.980932	$40,912,905	3.40%	2.69%
2009	0.10%	172,188	17.477068	3,009,341	3.40%	2.59%
2009	0.20%	1,080,876	15.868375	17,151,746	3.40%	2.48%
2009	0.25%	3,410,676	15.796520	53,876,812	3.40%	2.43%
2009	0.40%	15,678	17.785926	278,848	3.40%	2.28%
2008	0.00%	2,666,781	18.484063	49,292,948	4.28%	7.72%
2008	0.10%	149,239	17.036588	2,542,523	4.28%	7.61%
2008	0.20%	1,179,027	15.483913	18,255,951	4.28%	7.50%
2008	0.25%	3,301,654	15.421502	50,916,464	4.28%	7.45%
2008	0.40%	485,177	17.389732	8,437,098	4.28%	7.29%
2007	0.00%	2,247,294	17.159530	38,562,509	4.48%	7.16%
2007	0.10%	160,904	15.831585	2,547,365	4.48%	7.05%
2007	0.20%	717,380	14.403124	10,332,513	4.48%	6.94%
2007	0.25%	3,004,026	14.352245	43,114,517	4.48%	6.89%
2007	0.40%	440,784	16.208282	7,144,351	4.48%	6.73%
2006	0.00%	2,428,156	16.013288	38,882,761	3.95%	3.34%
2006	0.10%	78,218	14.788907	1,156,759	3.95%	3.24%
2006	0.20%	826,566	13.468059	11,132,240	3.95%	3.14%
2006	0.25%	3,008,954	13.427221	40,401,890	3.95%	3.08%
2006	0.40%	445,662	15.186518	6,768,054	3.95%	2.93%
2005	0.00%	3,195,842	15.495567	49,521,384	3.71%	3.26%
2005	0.10%	100,704	14.325057	1,442,591	3.71%	3.16%
2005	0.20%	1,941,614	13.058642	25,354,842	3.71%	3.06%
2005	0.25%	3,496,292	13.025536	45,541,077	3.71%	3.01%
2005	0.40%	800,072	14.754249	11,804,462	3.71%	2.85%
NVIT Growth Fund - Class I (CAF)
2009	0.00%	1,493,205	8.097149	12,090,703	0.55%	33.47%
2009	0.10%	389,073	6.104552	2,375,116	0.55%	33.34%
2009	0.20%	83,427	7.806410	651,265	0.55%	33.20%
2009	0.25%	5,496	7.771001	42,709	0.55%	33.14%
2008	0.00%	1,603,390	6.066573	9,727,082	0.28%	-38.71%
2008	0.10%	208,878	4.578246	956,295	0.28%	-38.77%
2008	0.20%	99,363	5.860450	582,312	0.28%	-38.83%
2008	0.25%	8,138	5.836782	47,500	0.28%	-38.86%
2007	0.00%	1,726,074	9.897441	17,083,716	0.18%	19.54%
2007	0.10%	226,134	7.476755	1,690,749	0.18%	19.42%
2007	0.20%	76,332	9.580341	731,287	0.18%	19.30%
2007	0.25%	8,184	9.546438	78,128	0.18%	19.24%
2006	0.00%	1,876,832	8.279324	15,538,900	0.05%	6.17%
2006	0.10%	51,726	6.260681	323,840	0.05%	6.06%
2006	0.20%	67,782	8.030198	544,303	0.05%	5.96%
2006	0.25%	45,366	8.005797	363,191	0.05%	5.90%
2006	0.40%	4	6.904680	28	0.05%	5.75%
2005	0.00%	1,986,938	7.798327	15,494,792	0.08%	6.50%
2005	0.10%	59,854	5.902844	353,309	0.08%	6.39%
2005	0.20%	60,144	7.578777	455,818	0.08%	6.29%
2005	0.25%	40,952	7.559516	309,577	0.08%	6.24%
2005	0.40%	3,778	6.529541	24,669	0.08%	6.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class I (GVGH1)
2009	0.00%	62,420	$13.810897	$862,076	0.29%	19.16%
2009	0.10%	90,762	13.705345	1,243,925	0.29%	19.04%
2009	0.25%	57,752	13.548576	782,457	0.29%	18.87%
2008	0.00%	84,235	11.589966	976,281	0.26%	-25.21%
2008	0.10%	81,523	11.512893	938,566	0.26%	-25.29%
2008	0.25%	59,035	11.398285	672,898	0.26%	-25.40%
2008	0.40%	207	11.284830	2,336	0.26%	-25.51%
2007	0.00%	101,446	15.497697	1,572,179	0.07%	13.16%
2007	0.10%	52,696	15.410067	812,049	0.07%	13.05%
2007	0.20%	90,084	15.322977	1,380,355	0.07%	12.93%
2007	0.25%	57,456	15.279611	877,905	0.07%	12.88%
2007	0.40%	2,882	15.150267	43,663	0.07%	12.71%
2006	0.00%	124,614	13.695316	1,706,628	0.00%	2.71%
2006	0.10%	13,596	13.631572	185,335	0.00%	2.61%
2006	0.20%	72,832	13.568156	988,196	0.00%	2.50%
2006	0.25%	29,942	13.536569	405,312	0.00%	2.45%
2006	0.40%	18,258	13.442227	245,428	0.00%	2.30%
2005	0.00%	194,488	13.334230	2,593,348	0.00%	8.44%
2005	0.10%	20,710	13.285419	275,141	0.00%	8.33%
2005	0.20%	62,816	13.236814	831,484	0.00%	8.22%
2005	0.25%	27,596	13.212593	364,615	0.00%	8.17%
2005	0.40%	13,866	13.140144	182,201	0.00%	8.01%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.00%	222,948	11.124833	2,480,259	0.28%	19.11%
2008	0.00%	260,983	9.339799	2,437,529	0.29%	-25.23%
2007	0.00%	210,752	12.491648	2,632,640	0.07%	13.23%
2006	0.00%	212,658	11.032385	2,346,125	0.00%	2.70%
2005	0.00%	128,282	10.742057	1,378,013	0.00%	7.42%	5/2/2005
NVIT International Index Fund - Class II (GVIX2)
2009	0.00%	30,419	7.413670	225,516	2.43%	28.58%
2009	0.25%	468,130	7.364341	3,447,469	2.43%	28.26%
2008	0.00%	592	5.765640	3,413	1.66%	-43.11%
2008	0.25%	37,630	5.741605	216,057	1.66%	-43.25%
2008	0.40%	76,167	5.727230	436,226	1.66%	-43.34%
2007	0.25%	164,488	10.117465	1,664,202	3.21%	1.17%	5/1/2007
2007	0.40%	55,246	10.107323	558,389	3.21%	1.07%	5/1/2007
2006	0.00%	134,862	23.062454	3,110,249	2.07%	22.67%
2005	0.00%	175,520	18.800450	3,299,855	1.31%	12.09%
NVIT International Index Fund - Class VI (GVIX6)
2009	0.00%	65,290	8.793694	574,140	2.61%	28.62%
2008	0.00%	71,845	6.837123	491,213	2.06%	-43.11%
2007	0.00%	53,368	12.017667	641,359	1.67%	9.50%
2006	0.00%	20,334	10.975279	223,171	1.50%	9.75%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.00%	1,378,139	$13.451838	$18,538,503	1.09%	27.21%
2009	0.10%	141,202	13.345564	1,884,420	1.09%	27.08%
2009	0.20%	196,053	13.240124	2,595,766	1.09%	26.95%
2009	0.25%	342,826	13.187693	4,521,084	1.09%	26.89%
2009	0.40%	897	13.031705	11,689	1.09%	26.70%
2008	0.00%	1,362,477	10.574854	14,407,995	2.07%	-36.84%
2008	0.10%	206,669	10.501810	2,170,399	2.07%	-36.91%
2008	0.20%	190,819	10.429261	1,990,101	2.07%	-36.97%
2008	0.25%	234,097	10.393146	2,433,004	2.07%	-37.00%
2008	0.40%	82,666	10.285643	850,273	2.07%	-37.10%
2007	0.00%	1,376,510	16.743624	23,047,766	2.03%	5.96%
2007	0.10%	211,970	16.644647	3,528,166	2.03%	5.85%
2007	0.20%	198,282	16.546241	3,280,822	2.03%	5.75%
2007	0.25%	160,792	16.497208	2,652,619	2.03%	5.69%
2007	0.40%	157,686	16.351146	2,578,347	2.03%	5.53%
2006	0.00%	1,105,550	15.802084	17,469,994	2.11%	16.87%
2006	0.10%	23,050	15.724474	362,449	2.11%	16.75%
2006	0.20%	211,872	15.647232	3,315,210	2.11%	16.64%
2006	0.25%	77,654	15.608708	1,212,079	2.11%	16.58%
2006	0.40%	171,634	15.493861	2,659,273	2.11%	16.40%
2005	0.00%	1,044,556	13.521320	14,123,776	2.02%	7.93%
2005	0.10%	24,154	13.468331	325,314	2.02%	7.82%
2005	0.20%	170,910	13.415540	2,292,850	2.02%	7.72%
2005	0.25%	24,354	13.389188	326,080	2.02%	7.66%
2005	0.40%	104,554	13.310555	1,391,672	2.02%	7.50%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.00%	1,883	11.640280	21,919	0.87%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.00%	10,225	12.204484	124,791	0.71%	22.04%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.00%	787,357	$13.447193	$10,587,742	1.73%	9.08%
2009	0.10%	35,939	13.340983	479,462	1.73%	8.98%
2009	0.20%	103,310	13.235577	1,367,367	1.73%	8.87%
2009	0.25%	189,396	13.183237	2,496,852	1.73%	8.81%
2009	0.40%	658	13.027295	8,572	1.73%	8.65%
2008	0.00%	746,175	12.327359	9,198,367	3.88%	-6.02%
2008	0.10%	36,290	12.242222	444,270	3.88%	-6.12%
2008	0.20%	72,139	12.157648	877,041	3.88%	-6.21%
2008	0.25%	508,679	12.115615	6,162,959	3.88%	-6.26%
2008	0.40%	713,252	11.990270	8,552,084	3.88%	-6.40%
2007	0.00%	621,536	13.117367	8,152,916	3.54%	5.38%
2007	0.10%	35,914	13.039806	468,312	3.54%	5.28%
2007	0.20%	28,608	12.962685	370,836	3.54%	5.17%
2007	0.25%	332,180	12.924331	4,293,204	3.54%	5.12%
2007	0.40%	106,108	12.809833	1,359,226	3.54%	4.96%
2006	0.00%	628,508	12.447546	7,823,382	3.23%	6.16%
2006	0.10%	26,518	12.386397	328,462	3.23%	6.06%
2006	0.20%	22,320	12.325531	275,106	3.23%	5.95%
2006	0.25%	287,996	12.295233	3,540,978	3.23%	5.90%
2006	0.40%	92,396	12.204705	1,127,666	3.23%	5.74%
2005	0.00%	706,430	11.724859	8,282,792	2.49%	3.31%
2005	0.10%	29,088	11.678890	339,716	2.49%	3.20%
2005	0.20%	34,084	11.633095	396,502	2.49%	3.10%
2005	0.25%	4,440	11.610294	51,550	2.49%	3.05%
2005	0.40%	49,050	11.542054	566,138	2.49%	2.90%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.00%	4,458,884	13.630962	60,778,878	1.56%	19.14%
2009	0.10%	144,450	13.523280	1,953,438	1.56%	19.02%
2009	0.20%	480,252	13.416419	6,443,262	1.56%	18.90%
2009	0.25%	863,030	13.363298	11,532,927	1.56%	18.84%
2009	0.40%	2,599	13.205276	34,321	1.56%	18.66%
2008	0.00%	3,933,503	11.441586	45,005,513	2.82%	-23.20%
2008	0.10%	117,688	11.362546	1,337,235	2.82%	-23.27%
2008	0.20%	205,224	11.284040	2,315,756	2.82%	-23.35%
2008	0.25%	551,789	11.244982	6,204,857	2.82%	-23.39%
2008	0.40%	189,624	11.128694	2,110,267	2.82%	-23.50%
2007	0.00%	3,877,166	14.896957	57,757,975	2.71%	5.66%
2007	0.10%	117,560	14.808865	1,740,930	2.71%	5.55%
2007	0.20%	221,366	14.721295	3,258,794	2.71%	5.45%
2007	0.25%	341,144	14.677673	5,007,200	2.71%	5.39%
2007	0.40%	384,024	14.547724	5,586,675	2.71%	5.24%
2006	0.00%	3,554,252	14.099052	50,111,584	2.47%	11.35%
2006	0.10%	1,864	14.029768	26,151	2.47%	11.24%
2006	0.20%	206,458	13.960840	2,882,327	2.47%	11.13%
2006	0.25%	161,088	13.926464	2,243,386	2.47%	11.08%
2006	0.40%	490,632	13.823999	6,782,496	2.47%	10.91%
2005	0.00%	3,150,642	12.661618	39,892,225	2.39%	5.34%
2005	0.10%	1,874	12.611956	23,635	2.39%	5.24%
2005	0.20%	114,016	12.562517	1,432,328	2.39%	5.13%
2005	0.25%	31,934	12.537840	400,383	2.39%	5.08%
2005	0.40%	390,100	12.464210	4,862,288	2.39%	4.92%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.00%	4,600,411	$13.702388	$63,036,616	1.31%	24.39%
2009	0.10%	218,272	13.594088	2,967,209	1.31%	24.27%
2009	0.20%	44,938	13.486671	606,064	1.31%	24.14%
2009	0.25%	474,675	13.433301	6,376,452	1.31%	24.08%
2009	0.40%	20	13.274448	265	1.31%	23.90%
2008	0.00%	4,832,634	11.015454	53,233,658	2.49%	-31.39%
2008	0.10%	157,940	10.939329	1,727,758	2.49%	-31.46%
2008	0.20%	45,387	10.863747	493,073	2.49%	-31.53%
2008	0.25%	434,590	10.826159	4,704,940	2.49%	-31.56%
2008	0.40%	41,029	10.714194	439,593	2.49%	-31.66%
2007	0.00%	4,655,618	16.055259	74,747,153	2.31%	6.15%
2007	0.10%	168,006	15.960296	2,681,425	2.31%	6.04%
2007	0.20%	53,480	15.865910	848,509	2.31%	5.94%
2007	0.25%	236,756	15.818947	3,745,231	2.31%	5.88%
2007	0.40%	202,098	15.678888	3,168,672	2.31%	5.72%
2006	0.00%	4,071,170	15.125018	61,576,520	2.25%	14.54%
2006	0.10%	18,108	15.050687	272,538	2.25%	14.43%
2006	0.20%	38,278	14.976735	573,279	2.25%	14.31%
2006	0.25%	84,106	14.939913	1,256,536	2.25%	14.26%
2006	0.40%	268,984	14.829966	3,989,024	2.25%	14.08%
2005	0.00%	3,665,284	13.204972	48,399,973	2.19%	7.07%
2005	0.10%	20,444	13.153196	268,904	2.19%	6.97%
2005	0.20%	22,860	13.101623	299,503	2.19%	6.86%
2005	0.25%	80,236	13.075926	1,049,160	2.19%	6.81%
2005	0.40%	181,156	12.999118	2,354,868	2.19%	6.65%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.00%	1,042,745	13.712188	14,298,315	1.77%	14.56%
2009	0.10%	67,425	13.603867	917,241	1.77%	14.45%
2009	0.20%	44,906	13.496401	606,069	1.77%	14.33%
2009	0.25%	191,581	13.443003	2,575,424	1.77%	14.28%
2009	0.40%	28	13.284003	372	1.77%	14.10%
2008	0.00%	1,167,584	11.969310	13,975,175	2.74%	-15.04%
2008	0.10%	70,328	11.886643	835,964	2.74%	-15.13%
2008	0.20%	21,399	11.804545	252,605	2.74%	-15.21%
2008	0.25%	168,630	11.763719	1,983,716	2.74%	-15.26%
2008	0.40%	9,327	11.642029	108,585	2.74%	-15.38%
2007	0.00%	1,091,298	14.088774	15,375,051	3.18%	5.86%
2007	0.10%	76,886	14.005474	1,076,825	3.18%	5.75%
2007	0.20%	21,560	13.922670	300,173	3.18%	5.65%
2007	0.25%	260,644	13.881453	3,618,117	3.18%	5.59%
2007	0.40%	1,104,372	13.758509	15,194,512	3.18%	5.43%
2006	0.00%	1,022,586	13.308971	13,609,567	2.84%	8.42%
2006	0.10%	8,862	13.243591	117,365	2.84%	8.31%
2006	0.20%	19,512	13.178536	257,140	2.84%	8.21%
2006	0.25%	105,542	13.146115	1,387,467	2.84%	8.15%
2006	0.40%	820,496	13.049356	10,706,944	2.84%	7.99%
2005	0.00%	996,854	12.275099	12,236,482	2.78%	4.49%
2005	0.10%	8,950	12.226987	109,432	2.78%	4.38%
2005	0.20%	18,166	12.179054	221,245	2.78%	4.28%
2005	0.25%	151,626	12.155154	1,843,037	2.78%	4.23%
2005	0.40%	521,412	12.083751	6,300,613	2.78%	4.07%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Leaders Fund - Class I (GVUS1)
2009	0.00%	46,260	$12.049802	$557,424	0.84%	33.79%
2009	0.10%	40,684	11.957718	486,488	0.84%	33.65%
2008	0.00%	67,331	9.006647	606,427	0.76%	-49.91%
2008	0.10%	42,776	8.946759	382,707	0.76%	-49.96%
2008	0.25%	132	8.857680	1,169	0.76%	-50.03%
2007	0.00%	89,306	17.979434	1,605,671	1.24%	11.56%
2007	0.10%	44,572	17.877821	796,850	1.24%	11.45%
2007	0.25%	3,872	17.726502	68,637	1.24%	11.28%
2006	0.00%	85,138	16.116355	1,372,114	0.70%	16.05%
2006	0.10%	8,386	16.041401	134,523	0.70%	15.93%
2006	0.25%	2,392	15.929628	38,104	0.70%	15.76%
2006	0.40%	54	15.818643	854	0.70%	15.58%
2005	0.00%	40,072	13.887943	556,518	1.29%	10.31%
2005	0.10%	13,776	13.837136	190,620	1.29%	10.20%
2005	0.25%	8,298	13.761286	114,191	1.29%	10.04%
2005	0.40%	212	13.685866	2,901	1.29%	9.87%
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.00%	1,091,787	23.150606	25,275,531	0.98%	36.76%
2009	0.10%	194,480	20.989089	4,081,958	0.98%	36.62%
2009	0.20%	174,671	15.811153	2,761,750	0.98%	36.48%
2009	0.25%	1,162,757	15.739465	18,301,173	0.98%	36.41%
2009	0.40%	3,484	19.635632	68,411	0.98%	36.21%
2008	0.00%	1,183,654	16.928443	20,037,419	1.25%	-36.46%
2008	0.10%	204,375	15.363236	3,139,861	1.25%	-36.53%
2008	0.20%	243,882	11.584754	2,825,313	1.25%	-36.59%
2008	0.25%	970,816	11.537999	11,201,274	1.25%	-36.62%
2008	0.40%	234,488	14.415737	3,380,317	1.25%	-36.72%
2007	0.00%	1,320,468	26.643107	35,181,370	1.35%	7.56%
2007	0.10%	234,870	24.203943	5,684,780	1.35%	7.45%
2007	0.20%	433,092	18.269470	7,912,361	1.35%	7.34%
2007	0.25%	1,035,184	18.204864	18,845,384	1.35%	7.29%
2007	0.40%	374,168	22.779636	8,523,411	1.35%	7.13%
2006	0.00%	1,451,458	24.770554	35,953,419	1.14%	9.89%
2006	0.10%	154,944	22.525451	3,490,183	1.14%	9.78%
2006	0.20%	639,140	17.019619	10,877,919	1.14%	9.67%
2006	0.25%	993,900	16.967969	16,864,464	1.14%	9.62%
2006	0.40%	660,842	21.263963	14,052,120	1.14%	9.45%
2005	0.00%	1,705,870	22.541352	38,452,616	1.04%	12.10%
2005	0.10%	169,140	20.518746	3,470,541	1.04%	11.99%
2005	0.20%	704,782	15.518876	10,937,424	1.04%	11.87%
2005	0.25%	613,462	15.479497	9,496,083	1.04%	11.82%
2005	0.40%	746,512	19.427688	14,503,002	1.04%	11.65%
NVIT Money Market Fund - Class I (SAM)
2009	0.00%	7,271,586	14.293206	103,934,277	0.05%	0.04%
2009	0.20%	3,780	12.055725	45,571	0.05%	-0.16%
2009	0.25%	625,656	12.000968	7,508,478	0.05%	-0.21%
2008	0.00%	8,735,601	14.287212	124,807,383	2.03%	2.05%
2008	0.20%	4,546	12.074817	54,892	2.03%	1.85%
2008	0.25%	747,274	12.025998	8,986,716	2.03%	1.80%
2007	0.00%	8,018,358	13.999702	112,254,623	4.65%	4.79%
2007	0.20%	5,226	11.855541	61,957	4.65%	4.58%
2007	0.25%	839,752	11.813525	9,920,431	4.65%	4.53%
2006	0.00%	7,870,664	13.359424	105,147,538	4.43%	4.53%
2006	0.20%	5,784	11.336122	65,568	4.43%	4.32%
2006	0.25%	906,990	11.301640	10,250,474	4.43%	4.27%
2005	0.00%	8,487,334	12.780436	108,471,829	2.61%	2.67%
2005	0.20%	12,740	10.866496	138,439	2.61%	2.46%
2005	0.25%	997,352	10.838856	10,810,155	2.61%	2.41%
2005	0.40%	1,872	12.182168	22,805	2.61%	2.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class V (SAM5)
2009	0.00%	454,540	$11.731114	$5,332,261	0.06%	0.06%
2009	0.10%	6,087,351	11.646971	70,899,201	0.06%	-0.04%
2009	0.20%	7,395,065	11.563359	85,511,791	0.06%	-0.14%
2009	0.25%	11,828,679	11.521736	136,286,917	0.06%	-0.19%
2009	0.40%	16,932	11.397666	192,985	0.06%	-0.34%
2008	0.00%	208,319	11.724390	2,442,413	2.10%	2.14%
2008	0.10%	6,427,722	11.651947	74,895,476	2.10%	2.04%
2008	0.20%	7,319,234	11.579888	84,755,910	2.10%	1.94%
2008	0.25%	15,618,922	11.543990	180,304,679	2.10%	1.89%
2008	0.40%	2,643,652	11.436879	30,235,128	2.10%	1.73%
2007	0.10%	5,521,946	11.419178	63,056,084	4.74%	4.76%
2007	0.20%	9,193,300	11.359928	104,435,226	4.74%	4.66%
2007	0.25%	12,378,852	11.330392	140,257,246	4.74%	4.60%
2007	0.40%	3,398,038	11.242166	38,201,307	4.74%	4.44%
2006	0.10%	6,733,802	10.900267	73,400,240	4.63%	4.51%
2006	0.20%	8,530,114	10.854633	92,591,257	4.63%	4.40%
2006	0.25%	11,262,860	10.831867	121,997,802	4.63%	4.35%
2006	0.40%	4,048,114	10.763797	43,573,077	4.63%	4.20%
2005	0.10%	537,434	10.429961	5,605,416	2.74%	2.65%
2005	0.20%	7,660,560	10.396676	79,644,360	2.74%	2.55%
2005	0.25%	5,577,142	10.380057	57,891,052	2.74%	2.49%
2005	0.40%	5,136,552	10.330316	53,062,205	2.74%	2.34%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.00%	2,144,940	8.379106	17,972,680	0.81%	36.46%
2008	0.00%	1,107	6.140389	6,797	0.06%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2009	0.00%	65,225	16.546611	1,079,253	2.12%	29.86%
2008	0.00%	77,496	12.742294	987,477	1.73%	-46.31%
2007	0.00%	93,770			0.00%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.00%	556,645	10.082162	5,612,185	2.13%	29.84%
2008	0.00%	635,373	7.765128	4,933,753	1.74%	-46.33%
2007	0.00%	665,320	14.468946	9,626,479	2.15%	2.93%
2006	0.00%	575,980	14.056822	8,096,448	2.01%	22.75%
2005	0.00%	402,348	11.451970	4,607,677	0.95%	14.52%	5/2/2005
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.00%	285,919	8.259762	2,361,623	0.86%	29.78%
2008	0.00%	2,417	6.364575	15,383	0.26%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2009	0.00%	457,649	8.111157	3,712,063	1.39%	27.59%
2008	0.00%	37,776	6.357067	240,145	0.95%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.00%	3,889,090	7.982859	31,046,057	0.00%	27.12%
2009	0.10%	91,898	7.969566	732,387	0.00%	26.99%
2009	0.25%	2,074	7.949631	16,488	0.00%	26.80%
2008	0.00%	478	6.279727	3,002	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2008	0.25%	358	6.761352	2,421	0.46%	-32.39%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.00%	1,303,777	8.817001	11,495,403	1.19%	30.47%
2008	0.00%	815	6.757903	5,508	1.51%	-32.42%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.00%	627,172	$13.016693	$8,163,705	0.00%	27.46%
2009	0.10%	70,402	12.878613	906,680	0.00%	27.33%
2009	0.20%	22,417	12.741894	285,635	0.00%	27.21%
2009	0.25%	183,789	12.674135	2,329,367	0.00%	27.14%
2009	0.40%	8	12.472919	100	0.00%	26.95%
2008	0.00%	659,708	10.212287	6,737,127	0.00%	-46.42%
2008	0.10%	72,753	10.114063	735,828	0.00%	-46.47%
2008	0.20%	18,977	10.016703	190,087	0.00%	-46.53%
2008	0.25%	271,535	9.968426	2,706,777	0.00%	-46.55%
2008	0.40%	6,093	9.824891	59,863	0.00%	-46.63%
2007	0.00%	711,702	19.059414	13,564,623	0.00%	9.75%
2007	0.10%	104,246	18.895046	1,969,733	0.00%	9.64%
2007	0.20%	101,242	18.731944	1,896,459	0.00%	9.53%
2007	0.25%	271,302	18.651020	5,060,059	0.00%	9.47%
2007	0.40%	28,166	18.410147	518,540	0.00%	9.31%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.00%	1,113,781	22.834198	25,432,296	0.57%	26.22%
2009	0.10%	99,716	24.471259	2,440,176	0.57%	26.09%
2009	0.20%	125,186	17.497487	2,190,440	0.57%	25.96%
2009	0.25%	362,635	17.418185	6,316,444	0.57%	25.90%
2009	0.40%	4,138	19.342658	80,040	0.57%	25.71%
2008	0.00%	1,246,918	18.091428	22,558,527	1.07%	-32.15%
2008	0.10%	107,445	19.407862	2,085,278	1.07%	-32.22%
2008	0.20%	117,819	13.890932	1,636,616	1.07%	-32.29%
2008	0.25%	482,118	13.834895	6,670,052	1.07%	-32.32%
2008	0.40%	12,830	15.386534	197,409	1.07%	-32.42%
2007	0.00%	1,454,620	26.664377	38,786,536	1.13%	-6.89%
2007	0.10%	262,148	28.633322	7,506,168	1.13%	-6.99%
2007	0.20%	289,534	20.514502	5,939,646	1.13%	-7.08%
2007	0.25%	575,424	20.441984	11,762,808	1.13%	-7.13%
2007	0.40%	25,628	22.768858	583,520	1.13%	-7.27%
2006	0.00%	1,678,046	28.638579	48,056,853	0.43%	17.29%
2006	0.10%	237,134	30.784276	7,299,999	0.43%	17.18%
2006	0.20%	348,296	22.077762	7,689,596	0.43%	17.06%
2006	0.25%	667,586	22.010798	14,694,101	0.43%	17.00%
2006	0.40%	104,786	24.553275	2,572,839	0.43%	16.83%
2005	0.00%	1,914,388	24.416176	46,742,034	0.07%	3.07%
2005	0.10%	250,094	26.271693	6,570,393	0.07%	2.97%
2005	0.20%	458,988	18.860242	8,656,625	0.07%	2.87%
2005	0.25%	848,398	18.812416	15,960,416	0.07%	2.82%
2005	0.40%	395,632	21.016857	8,314,941	0.07%	2.66%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.00%	1,279,276	$21.944622	$28,073,228	0.27%	34.70%
2009	0.10%	181,456	22.128719	4,015,389	0.27%	34.57%
2009	0.20%	858,139	14.844285	12,738,460	0.27%	34.43%
2009	0.25%	1,510,254	14.777001	22,317,025	0.27%	34.37%
2009	0.40%	6,288	18.829123	118,398	0.27%	34.16%
2008	0.00%	1,461,719	16.291230	23,813,200	0.83%	-38.19%
2008	0.10%	200,454	16.444339	3,296,334	0.83%	-38.25%
2008	0.20%	968,556	11.042145	10,694,936	0.83%	-38.31%
2008	0.25%	1,443,694	10.997602	15,877,172	0.83%	-38.34%
2008	0.40%	138,143	14.034369	1,938,750	0.83%	-38.44%
2007	0.00%	1,568,836	26.356127	41,348,441	0.09%	2.13%
2007	0.10%	214,492	26.630532	5,712,036	0.09%	2.03%
2007	0.20%	773,666	17.899968	13,848,597	0.09%	1.93%
2007	0.25%	1,805,786	17.836712	32,209,285	0.09%	1.88%
2007	0.40%	227,380	22.796223	5,183,405	0.09%	1.72%
2006	0.00%	1,691,018	25.805828	43,638,120	0.10%	12.04%
2006	0.10%	109,004	26.100738	2,845,085	0.10%	11.93%
2006	0.20%	730,292	17.561515	12,825,034	0.10%	11.82%
2006	0.25%	1,848,548	17.508253	32,364,846	0.10%	11.76%
2006	0.40%	428,830	22.410227	9,610,178	0.10%	11.59%
2005	0.00%	1,752,846	23.033016	40,373,330	0.00%	12.32%
2005	0.10%	123,158	23.319481	2,871,981	0.00%	12.20%
2005	0.20%	1,146,078	15.705843	18,000,121	0.00%	12.09%
2005	0.25%	1,912,752	15.666008	29,965,188	0.00%	12.04%
2005	0.40%	832,540	20.082219	16,719,251	0.00%	11.87%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.00%	620,658	16.933793	10,510,094	9.43%	24.38%
2009	0.10%	65,180	16.361665	1,066,453	9.43%	24.25%
2009	0.20%	18,311	15.620376	286,025	9.43%	24.13%
2009	0.25%	89,391	15.549631	1,389,997	9.43%	24.07%
2008	0.00%	603,494	13.614701	8,216,390	6.15%	-17.29%
2008	0.10%	55,384	13.167860	729,289	6.15%	-17.37%
2008	0.20%	27,508	12.583839	346,156	6.15%	-17.46%
2008	0.25%	141,197	12.533105	1,769,637	6.15%	-17.50%
2008	0.40%	2,396	12.738274	30,521	6.15%	-17.62%
2007	0.00%	697,366	16.461000	11,479,342	4.18%	4.62%
2007	0.10%	81,530	15.936672	1,299,317	4.18%	4.52%
2007	0.20%	70,520	15.245098	1,075,084	4.18%	4.41%
2007	0.25%	657,186	15.191219	9,983,456	4.18%	4.36%
2007	0.40%	44,644	15.463091	690,334	4.18%	4.20%
2006	0.00%	657,636	15.733416	10,346,861	4.07%	4.84%
2006	0.10%	18,772	15.247568	286,227	4.07%	4.73%
2006	0.20%	57,084	14.600569	833,459	4.07%	4.63%
2006	0.25%	450,402	14.556279	6,556,177	4.07%	4.58%
2006	0.40%	34,566	14.839152	512,930	4.07%	4.42%
2005	0.00%	636,228	15.007380	9,548,115	3.99%	2.18%
2005	0.10%	28,056	14.558458	408,452	3.99%	2.08%
2005	0.20%	114,922	13.954609	1,603,692	3.99%	1.98%
2005	0.25%	483,160	13.919206	6,725,204	3.99%	1.93%
2005	0.40%	89,110	14.210938	1,266,337	3.99%	1.77%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2009	0.25%	52,762	10.669125	562,924	2.15%	7.12%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.00%	270,272	10.650192	2,878,449	2.32%	7.11%
2008	0.00%	96,918	9.943310	963,686	3.46%	-0.57%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.00%	235,876	$3.325931	$784,507	0.00%	52.47%
2009	0.10%	226,699	3.295310	747,043	0.00%	52.31%
2009	0.20%	371,260	3.264934	1,212,139	0.00%	52.16%
2009	0.25%	481,326	3.249860	1,564,242	0.00%	52.09%
2008	0.00%	286,434	2.181418	624,832	0.00%	-48.57%
2008	0.10%	259,568	2.163493	561,574	0.00%	-48.62%
2008	0.20%	338,127	2.145696	725,518	0.00%	-48.67%
2008	0.25%	424,273	2.136859	906,612	0.00%	-48.70%
2008	0.40%	3,131	2.110566	6,608	0.00%	-48.78%
2007	0.00%	400,856	4.241547	1,700,250	0.00%	20.09%
2007	0.10%	257,506	4.210915	1,084,336	0.00%	19.97%
2007	0.20%	380,790	4.180465	1,591,879	0.00%	19.85%
2007	0.25%	519,226	4.165338	2,162,752	0.00%	19.79%
2007	0.40%	80,076	4.120279	329,935	0.00%	19.61%
2006	0.00%	515,480	3.531877	1,820,612	0.00%	11.17%
2006	0.10%	101,564	3.509892	356,479	0.00%	11.06%
2006	0.20%	311,356	3.488016	1,086,015	0.00%	10.95%
2006	0.25%	446,826	3.477132	1,553,673	0.00%	10.89%
2006	0.40%	238,650	3.444715	822,081	0.00%	10.73%
2005	0.00%	740,614	3.177040	2,352,960	0.00%	-0.52%
2005	0.10%	125,958	3.160408	398,079	0.00%	-0.62%
2005	0.20%	273,712	3.143852	860,510	0.00%	-0.71%
2005	0.25%	262,362	3.135604	822,663	0.00%	-0.76%
2005	0.40%	232,710	3.111019	723,965	0.00%	-0.91%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.00%	200,315	12.888766	2,581,813	0.00%	52.44%
2008	0.00%	177,753	8.454726	1,502,853	0.00%	-48.59%
2007	0.00%	249,550	16.444438	4,103,710	0.00%	20.19%
2006	0.00%	136,014	13.682536	1,861,016	0.00%	11.08%
2005	0.00%	89,142	12.317458	1,098,003	0.00%	23.17%	5/2/2005
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.00%	134,485	14.212216	1,911,330	0.00%	25.84%
2009	0.10%	56,812	14.103668	801,258	0.00%	25.71%
2008	0.00%	204,284	11.293974	2,307,178	0.00%	-41.29%
2008	0.10%	75,068	11.218926	842,182	0.00%	-41.35%
2008	0.25%	68,398	11.107192	759,710	0.00%	-41.44%
2007	0.00%	231,876	19.237188	4,460,642	0.00%	22.49%
2007	0.10%	147,470	19.128541	2,820,886	0.00%	22.36%
2007	0.25%	71,458	18.966559	1,355,312	0.00%	22.18%
2006	0.00%	250,268	15.705651	3,930,622	0.27%	-0.29%
2006	0.10%	74,050	15.632647	1,157,598	0.27%	-0.39%
2006	0.25%	93,502	15.523663	1,451,494	0.27%	-0.54%
2006	0.40%	118	15.415524	1,819	0.27%	-0.69%
2005	0.00%	279,900	15.751023	4,408,711	0.00%	11.96%
2005	0.10%	70,284	15.693455	1,102,999	0.00%	11.85%
2005	0.25%	80,480	15.607398	1,256,083	0.00%	11.68%
2005	0.40%	816	15.521877	12,666	0.00%	11.52%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.00%	32,412	$13.059893	$423,297	0.24%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.00%	8,463	13.034354	110,310	0.64%	30.34%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	0.00%	702,809	11.850163	8,328,401	1.12%	28.55%
2009	0.10%	56,839	9.902521	562,849	1.12%	28.42%
2009	0.25%	161	9.726461	1,566	1.12%	28.23%
2008	0.00%	790,298	9.218422	7,285,300	2.00%	-36.99%
2008	0.10%	66,339	7.711029	511,542	2.00%	-37.05%
2008	0.25%	30,065	7.585299	228,052	2.00%	-37.15%
2007	0.00%	883,520	14.630092	12,925,979	1.74%	-2.22%
2007	0.10%	50,950	12.250079	624,142	1.74%	-2.31%
2007	0.25%	48,922	12.068473	590,414	1.74%	-2.46%
2006	0.00%	875,334	14.961750	13,096,528	1.73%	15.91%
2006	0.10%	5,264	12.540372	66,013	1.73%	15.79%
2006	0.25%	36,988	12.373114	457,657	1.73%	15.62%
2006	0.40%	2	13.317925	27	1.73%	15.44%
2005	0.00%	825,902	12.908610	10,661,247	1.61%	4.25%
2005	0.10%	5,204	10.830304	56,361	1.61%	4.14%
2005	0.25%	42,010	10.701838	449,584	1.61%	3.99%
2005	0.40%	262	11.536276	3,023	1.61%	3.83%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.00%	3,102,055	7.388147	22,918,438	2.16%	30.84%
2009	0.25%	7,340	14.799525	108,629	2.16%	48.00%	5/1/2009
2008	0.00%	19,987	5.646840	112,863	4.37%	-43.53%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.00%	395,794	11.059816	4,377,409	7.00%	13.33%
2008	0.00%	417,277	9.759262	4,072,316	3.91%	-13.43%
2007	0.00%	757,962	11.273070	8,544,559	2.69%	4.77%
2006	0.00%	903,048	10.759706	9,716,531	3.07%	4.20%
2005	0.00%	748,972	10.325859	7,733,779	3.97%	1.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Value Fund - Series I (AVBVI)
2009	0.10%	19,823	$12.594459	$249,660	0.41%	47.85%
2009	0.25%	40,678	12.456759	506,716	0.41%	47.63%
2008	0.00%	322,494	8.572219	2,764,489	0.87%	-51.77%
2008	0.10%	14,438	8.518126	122,985	0.87%	-51.82%
2008	0.25%	65,576	8.437654	553,308	0.87%	-51.89%
2008	0.40%	11,858	8.357923	99,108	0.87%	-51.96%
2007	0.00%	315,430	17.772480	5,605,973	0.59%	1.54%
2007	0.10%	14,780	17.678080	261,282	0.59%	1.44%
2007	0.20%	34,052	17.584241	598,779	0.59%	1.34%
2007	0.25%	74,740	17.537474	1,310,751	0.59%	1.29%
2007	0.40%	16,380	17.397964	284,979	0.59%	1.14%
2006	0.00%	334,122	17.502242	5,847,884	0.42%	13.20%
2006	0.10%	1,258	17.426798	21,923	0.42%	13.09%
2006	0.20%	55,730	17.351728	967,012	0.42%	12.98%
2006	0.25%	70,154	17.314284	1,214,666	0.42%	12.92%
2006	0.40%	30,412	17.202471	523,162	0.42%	12.75%
2005	0.00%	300,432	15.460790	4,644,916	0.09%	5.74%
2005	0.10%	174	15.409499	2,681	0.09%	5.63%
2005	0.20%	46,214	15.358428	709,774	0.09%	5.53%
2005	0.25%	54,050	15.332927	828,745	0.09%	5.47%
2005	0.40%	44,502	15.256716	678,954	0.09%	5.32%
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	0.00%	77,637	11.924271	925,765	0.59%	21.08%
2008	0.00%	73,269	9.848393	721,582	0.00%	-42.49%
2007	0.00%	101,352	17.125365	1,735,690	0.00%	12.01%
2006	0.00%	102,104	15.288632	1,561,030	0.06%	6.30%
2005	0.00%	85,976	14.382523	1,236,552	0.08%	8.84%
V.I. Capital Development Fund - Series I (AVCDI)
2009	0.00%	164,731	16.394648	2,700,707	0.00%	42.37%
2009	0.10%	15,032	16.274948	244,645	0.00%	42.23%
2009	0.20%	59,711	16.156149	964,700	0.00%	42.09%
2009	0.25%	303,416	16.097055	4,884,104	0.00%	42.02%
2009	0.40%	535	15.921111	8,518	0.00%	41.80%
2008	0.00%	186,381	11.515462	2,146,263	0.00%	-47.03%
2008	0.10%	18,486	11.442826	211,532	0.00%	-47.08%
2008	0.20%	60,947	11.370648	693,007	0.00%	-47.13%
2008	0.25%	249,314	11.334726	2,825,906	0.00%	-47.16%
2008	0.40%	60,293	11.227657	676,949	0.00%	-47.24%
2007	0.00%	192,610	21.737696	4,186,898	0.00%	10.84%
2007	0.10%	113,300	21.622263	2,449,802	0.00%	10.73%
2007	0.20%	105,866	21.507445	2,276,907	0.00%	10.62%
2007	0.25%	191,752	21.450254	4,113,129	0.00%	10.57%
2007	0.40%	129,860	21.279639	2,763,374	0.00%	10.40%
2006	0.00%	180,668	19.610981	3,543,077	0.00%	16.52%
2006	0.10%	100,288	19.526450	1,958,269	0.00%	16.40%
2006	0.20%	73,000	19.442307	1,419,288	0.00%	16.29%
2006	0.25%	158,748	19.400361	3,079,769	0.00%	16.23%
2006	0.40%	137,464	19.275099	2,649,632	0.00%	16.06%
2005	0.00%	164,886	16.830569	2,775,125	0.00%	9.60%
2005	0.10%	29,388	16.774744	492,976	0.00%	9.50%
2005	0.20%	21,682	16.719125	362,504	0.00%	9.39%
2005	0.25%	93,372	16.691371	1,558,507	0.00%	9.33%
2005	0.40%	247,510	16.608430	4,110,753	0.00%	9.17%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. International Growth Fund - Series I (AVIE)
2009	0.00%	34,545	$16.700382	$576,915	1.69%	35.24%
2009	0.10%	219,927	16.606084	3,652,126	1.69%	35.11%
2009	0.20%	229,555	16.512357	3,790,494	1.69%	34.97%
2009	0.25%	1,521,302	16.465672	25,049,260	1.69%	34.90%
2009	0.40%	2,280	16.326447	37,224	1.69%	34.70%
2008	0.00%	5,516	12.348500	68,114	0.54%	-40.38%
2008	0.10%	207,823	12.291069	2,554,367	0.54%	-40.44%
2008	0.20%	118,867	12.233919	1,454,209	0.54%	-40.50%
2008	0.25%	1,309,467	12.205427	15,982,604	0.54%	-40.53%
2008	0.40%	203,177	12.120383	2,462,583	0.54%	-40.62%
2007	0.10%	183,632	20.636261	3,789,478	0.53%	14.60%
2007	0.20%	187,080	20.560904	3,846,534	0.53%	14.49%
2007	0.25%	903,590	20.523294	18,544,643	0.53%	14.43%
2007	0.40%	475,710	20.410961	9,709,698	0.53%	14.26%
2006	0.20%	189,366	17.958795	3,400,785	0.97%	27.98%
2006	0.25%	447,740	17.934952	8,030,195	0.97%	27.91%
2006	0.40%	461,146	17.863705	8,237,776	0.97%	27.72%
2005	0.20%	451,992	14.032735	6,342,684	1.14%	17.69%
2005	0.25%	202,258	14.021093	2,835,878	1.14%	17.63%
2005	0.40%	457,728	13.986284	6,401,914	1.14%	17.46%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2009	0.00%	220,764	13.736397	3,032,502	4.18%	20.82%
2009	0.10%	62,989	13.636111	858,925	4.18%	20.70%
2009	0.25%	501,456	13.487083	6,763,179	4.18%	20.52%
2009	0.40%	3,565	13.339666	47,556	4.18%	20.34%
2008	0.00%	227,556	11.368917	2,587,065	2.03%	-40.60%
2008	0.10%	84,717	11.297207	957,065	2.03%	-40.66%
2008	0.25%	548,481	11.190516	6,137,785	2.03%	-40.75%
2008	0.40%	31,102	11.084829	344,760	2.03%	-40.84%
2007	0.00%	232,948	19.140759	4,458,802	1.44%	5.12%
2007	0.10%	63,136	19.039121	1,202,054	1.44%	5.01%
2007	0.20%	47,418	18.938067	898,005	1.44%	4.91%
2007	0.25%	720,052	18.887703	13,600,128	1.44%	4.85%
2007	0.40%	63,592	18.737498	1,191,555	1.44%	4.70%
2006	0.00%	241,896	18.208779	4,404,631	1.37%	17.29%
2006	0.10%	3,554	18.130310	64,435	1.37%	17.17%
2006	0.20%	44,760	18.052215	808,017	1.37%	17.05%
2006	0.25%	422,112	18.013258	7,603,612	1.37%	16.99%
2006	0.40%	395,572	17.896979	7,079,544	1.37%	16.82%
2005	0.00%	247,326	15.525074	3,839,754	1.48%	4.87%
2005	0.10%	84,426	15.473584	1,306,373	1.48%	4.76%
2005	0.20%	37,842	15.422290	583,610	1.48%	4.66%
2005	0.25%	369,126	15.396687	5,683,317	1.48%	4.61%
2005	0.40%	386,306	15.320186	5,918,280	1.48%	4.45%
VPS International Value Portfolio - Class A (ALVIVA)
2009	0.00%	154,940	7.568873	1,172,721	1.32%	34.68%
2009	0.20%	1,046,990	7.513480	7,866,538	1.32%	34.41%
2009	0.25%	3,001,526	7.499685	22,510,500	1.32%	34.34%
2008	0.00%	84,052	5.619859	472,360	1.09%	-53.18%
2008	0.20%	981,200	5.589904	5,484,814	1.09%	-53.28%
2008	0.25%	2,650,624	5.582435	14,796,936	1.09%	-53.30%
2008	0.40%	967,247	5.560105	5,377,995	1.09%	-53.37%
2007	0.20%	656,858	11.964050	7,858,682	1.13%	5.63%
2007	0.25%	1,304,024	11.954073	15,588,398	1.13%	5.57%
2007	0.40%	764,464	11.924192	9,115,616	1.13%	5.42%
2006	0.20%	287,868	11.326575	3,260,558	0.57%	13.27%	5/1/2006
2006	0.25%	343,264	11.322832	3,886,721	0.57%	13.23%	5/1/2006
2006	0.40%	453,968	11.311574	5,135,093	0.57%	13.12%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2009	0.00%	253,341	$18.846934	$4,774,701	1.10%	42.86%
2009	0.25%	158,842	18.535349	2,944,192	1.10%	42.50%
2008	0.00%	231,734	13.192861	3,057,234	0.72%	-35.58%
2008	0.25%	95,945	13.007237	1,247,979	0.72%	-35.74%
2008	0.40%	489	12.897108	6,307	0.72%	-35.83%
2007	0.00%	214,120	20.478040	4,384,758	0.89%	1.70%
2007	0.25%	62,706	20.240586	1,269,206	0.89%	1.45%
2006	0.00%	168,136	20.134859	3,385,395	0.45%	14.42%
2005	0.00%	198,030	17.597332	3,484,800	0.74%	6.91%
VP Income & Growth Fund - Class I (ACVIG)
2009	0.00%	943,045	13.670467	12,891,866	4.69%	18.10%
2009	0.10%	88,247	10.412325	918,856	4.69%	17.98%
2009	0.20%	87,958	10.159333	893,595	4.69%	17.86%
2009	0.25%	96,315	10.113262	974,059	4.69%	17.80%
2008	0.00%	1,027,223	11.575621	11,890,744	2.04%	-34.59%
2008	0.10%	110,562	8.825580	975,774	2.04%	-34.65%
2008	0.20%	111,787	8.619752	963,576	2.04%	-34.72%
2008	0.25%	128,424	8.584965	1,102,516	2.04%	-34.75%
2007	0.00%	1,143,260	17.695903	20,231,018	1.91%	-0.07%
2007	0.10%	113,024	13.505398	1,526,434	1.91%	-0.17%
2007	0.20%	101,346	13.203656	1,338,138	1.91%	-0.27%
2007	0.25%	200,072	13.156950	2,632,337	1.91%	-0.32%
2006	0.00%	1,305,236	17.707797	23,112,854	1.85%	17.09%
2006	0.10%	23,772	13.528072	321,589	1.85%	16.97%
2006	0.20%	163,996	13.239121	2,171,163	1.85%	16.85%
2006	0.25%	284,862	13.198939	3,759,876	1.85%	16.80%
2006	0.40%	280	14.724248	4,123	1.85%	16.62%
2005	0.00%	1,496,010	15.123633	22,625,106	1.94%	4.63%
2005	0.10%	27,068	11.565387	313,052	1.94%	4.53%
2005	0.20%	123,222	11.329648	1,396,062	1.94%	4.42%
2005	0.25%	284,088	11.300886	3,210,446	1.94%	4.37%
2005	0.40%	1,326	12.625722	16,742	1.94%	4.21%
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.00%	2,112,440	13.385524	28,276,116	1.87%	10.21%
2008	0.00%	1,471,121	12.144940	17,866,676	4.70%	-1.59%
2007	0.00%	555,690	12.340997	6,857,769	4.55%	9.49%
2006	0.00%	555,240	11.270913	6,258,062	3.48%	1.59%
2005	0.00%	535,932	11.094803	5,946,060	4.48%	1.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class I (ACVI)
2009	0.00%	478	$16.133486	$7,712	2.11%	33.76%
2009	0.10%	162,692	13.112836	2,133,354	2.11%	33.63%
2009	0.20%	529,597	10.279855	5,444,180	2.11%	33.50%
2009	0.25%	885,670	10.233305	9,063,331	2.11%	33.43%
2008	0.00%	712,789	12.061113	8,597,029	0.81%	-44.82%
2008	0.10%	585,318	9.812726	5,743,565	0.81%	-44.88%
2008	0.20%	669,811	7.700423	5,157,828	0.81%	-44.93%
2008	0.25%	595,526	7.669381	4,567,316	0.81%	-44.96%
2007	0.00%	846,898	21.858923	18,512,278	0.70%	18.06%
2007	0.10%	655,660	17.801907	11,671,998	0.70%	17.94%
2007	0.20%	563,546	13.983846	7,880,540	0.70%	17.82%
2007	0.25%	760,806	13.934456	10,601,418	0.70%	17.76%
2007	0.40%	3,154	17.343787	54,702	0.70%	17.58%
2006	0.00%	1,069,366	18.515660	19,800,017	1.58%	25.03%
2006	0.10%	620,316	15.094317	9,363,246	1.58%	24.90%
2006	0.20%	530,226	11.868885	6,293,191	1.58%	24.78%
2006	0.25%	987,980	11.832909	11,690,677	1.58%	24.71%
2006	0.40%	146,198	14.750278	2,156,461	1.58%	24.53%
2005	0.00%	1,314,688	14.809535	19,469,918	1.25%	13.25%
2005	0.10%	645,460	12.085047	7,800,414	1.25%	13.14%
2005	0.20%	640,818	9.512128	6,095,543	1.25%	13.03%
2005	0.25%	882,458	9.488028	8,372,786	1.25%	12.97%
2005	0.40%	243,536	11.844974	2,884,678	1.25%	12.80%
VP International Fund - Class III (ACVI3)
2008	0.00%	684,882	9.507294	6,511,375	0.80%	-44.82%
2007	0.00%	702,238	17.230511	12,099,920	0.60%	18.06%
2006	0.00%	548,782	14.595156	8,009,559	1.38%	25.03%
2005	0.00%	366,150	11.673757	4,274,346	0.00%	16.74%	5/2/2005
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.00%	194,218	13.081223	2,540,609	3.88%	29.94%
2009	0.25%	19,707	12.929491	254,801	3.88%	29.62%
2008	0.00%	162,562	10.066767	1,636,474	0.10%	-24.35%
2008	0.25%	14,371	9.974909	143,349	0.10%	-24.54%
2008	0.40%	655	9.920204	6,498	0.10%	-24.65%
2007	0.00%	172,152	13.306496	2,290,740	0.74%	-2.31%
2007	0.25%	48	13.218157	634	0.74%	-2.55%
2006	0.00%	88,992	13.620466	1,212,113	0.96%	20.30%
2005	0.00%	57,178	11.322176	647,379	1.24%	13.22%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Ultra(R) Fund - Class I (ACVU1)
2009	0.10%	62,621	$10.377444	$649,846	0.42%	34.34%
2009	0.25%	16,812	10.258719	172,470	0.42%	34.14%
2008	0.00%	241,214	7.776182	1,875,724	0.00%	-41.48%
2008	0.10%	55,133	7.724476	425,874	0.00%	-41.54%
2008	0.25%	26,763	7.647567	204,672	0.00%	-41.63%
2008	0.40%	155	7.571430	1,174	0.00%	-41.71%
2007	0.00%	263,464	13.288079	3,500,930	0.00%	21.02%
2007	0.10%	72,634	13.212973	959,711	0.00%	20.89%
2007	0.20%	61,870	13.138291	812,866	0.00%	20.77%
2007	0.25%	27,300	13.101110	357,660	0.00%	20.71%
2007	0.40%	9,950	12.990210	129,253	0.00%	20.53%
2006	0.00%	257,010	10.980437	2,822,082	0.00%	-3.28%
2006	0.10%	28,308	10.929351	309,388	0.00%	-3.37%
2006	0.20%	38,106	10.878509	414,536	0.00%	-3.47%
2006	0.25%	24,306	10.853176	263,797	0.00%	-3.52%
2006	0.40%	15,632	10.777532	168,474	0.00%	-3.66%
2005	0.00%	263,874	11.352287	2,995,573	0.00%	2.17%
2005	0.10%	28,300	11.310747	320,094	0.00%	2.06%
2005	0.20%	34,792	11.269368	392,084	0.00%	1.96%
2005	0.25%	252,658	11.248731	2,842,082	0.00%	1.91%
2005	0.40%	28,284	11.187064	316,415	0.00%	1.76%
VP Value Fund - Class I (ACVV)
2009	0.00%	1,823,545	18.517102	33,766,769	4.43%	19.86%
2009	0.10%	181,074	18.146348	3,285,832	4.43%	19.74%
2009	0.20%	109,685	15.655677	1,717,193	4.43%	19.62%
2009	0.25%	900,703	15.584697	14,037,183	4.43%	19.56%
2009	0.40%	1,441	15.848647	22,838	4.43%	19.39%
2008	0.00%	1,960,285	15.448478	30,283,420	2.41%	-26.78%
2008	0.10%	148,861	15.154320	2,255,887	2.41%	-26.85%
2008	0.20%	126,637	13.087397	1,657,349	2.41%	-26.92%
2008	0.25%	740,756	13.034585	9,655,447	2.41%	-26.96%
2008	0.40%	89,037	13.275233	1,181,987	2.41%	-27.07%
2007	0.00%	2,211,696	21.097489	46,661,232	1.58%	-5.14%
2007	0.10%	146,596	20.716530	3,036,960	1.58%	-5.23%
2007	0.20%	200,240	17.908888	3,586,076	1.58%	-5.33%
2007	0.25%	644,276	17.845573	11,497,474	1.58%	-5.38%
2007	0.40%	199,154	18.202380	3,625,077	1.58%	-5.52%
2006	0.00%	2,442,604	22.240206	54,324,016	1.41%	18.65%
2006	0.10%	62,962	21.860590	1,376,386	1.41%	18.53%
2006	0.20%	228,952	18.916906	4,331,063	1.41%	18.42%
2006	0.25%	552,364	18.859509	10,417,314	1.41%	18.36%
2006	0.40%	250,854	19.265641	4,832,863	1.41%	18.18%
2005	0.00%	2,800,196	18.743947	52,486,725	0.83%	5.03%
2005	0.10%	71,456	18.442377	1,317,818	0.83%	4.93%
2005	0.20%	421,892	15.974895	6,739,680	0.83%	4.82%
2005	0.25%	496,994	15.934364	7,919,283	0.83%	4.77%
2005	0.40%	371,836	16.301854	6,061,616	0.83%	4.62%
VP Vista(SM) Fund - Class I (ACVVS1)
2009	0.00%	10,424	10.990064	114,560	0.00%	22.47%
2009	0.10%	55,152	10.938887	603,301	0.00%	22.35%
2009	0.25%	112,703	10.862560	1,224,243	0.00%	22.16%
2008	0.00%	193,947	8.973691	1,740,420	0.00%	-48.62%
2008	0.10%	71,127	8.940846	635,936	0.00%	-48.67%
2008	0.25%	86,096	8.891784	765,547	0.00%	-48.75%
2008	0.40%	10,525	8.843015	93,073	0.00%	-48.83%
2007	0.00%	227,012	17.466180	3,965,032	0.00%	39.77%
2007	0.10%	29,042	17.419741	505,904	0.00%	39.63%
2007	0.25%	48,218	17.350253	836,594	0.00%	39.42%
2007	0.40%	9,298	17.281076	160,679	0.00%	39.21%
2006	0.00%	13,662	12.496264	170,724	0.00%	9.01%
2006	0.25%	4,932	12.444525	61,376	0.00%	8.74%
2006	0.40%	9,374	12.413582	116,365	0.00%	8.57%
2005	0.00%	7,434	11.463606	85,220	0.00%	14.64%	5/2/2005
2005	0.25%	248	11.444645	2,838	0.00%	14.45%	5/2/2005
2005	0.40%	596	11.433293	6,814	0.00%	14.33%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Stock Portfolio - Initial Shares (DVMCS)
2009	0.10%	32,827	$14.400019	$472,709	1.40%	35.37%
2009	0.25%	28,797	14.242624	410,145	1.40%	35.17%
2008	0.10%	33,401	10.637241	355,294	0.85%	-40.48%
2008	0.25%	19,324	10.536775	203,613	0.85%	-40.57%
2008	0.40%	1,110	10.437244	11,585	0.85%	-40.66%
2007	0.10%	27,786	17.871247	496,570	0.45%	1.40%
2007	0.20%	14,222	17.776343	252,815	0.45%	1.29%
2007	0.25%	30,302	17.729117	537,228	0.45%	1.24%
2007	0.40%	2,880	17.588091	50,654	0.45%	1.09%
2006	0.10%	2,040	17.625316	35,956	0.37%	7.64%
2006	0.20%	15,656	17.549344	274,753	0.37%	7.53%
2006	0.25%	38,318	17.511529	671,007	0.37%	7.48%
2006	0.40%	6,714	17.398454	116,813	0.37%	7.32%
2005	0.10%	2,806	16.374088	45,946	0.02%	9.06%
2005	0.20%	13,484	16.319776	220,056	0.02%	8.95%
2005	0.25%	20,998	16.292721	342,115	0.02%	8.90%
2005	0.40%	9,248	16.211755	149,926	0.02%	8.74%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.00%	622,763	13.569574	8,450,629	2.54%	25.03%
2009	0.10%	232,174	13.465899	3,126,432	2.54%	24.90%
2009	0.20%	230,031	13.363002	3,073,905	2.54%	24.78%
2009	0.25%	1,021,175	13.311853	13,593,731	2.54%	24.71%
2009	0.40%	902	13.159552	11,870	2.54%	24.53%
2008	0.00%	615,900	10.853308	6,684,552	0.81%	-30.91%
2008	0.10%	244,811	10.781160	2,639,347	0.81%	-30.98%
2008	0.20%	202,504	10.709488	2,168,714	0.81%	-31.05%
2008	0.25%	657,368	10.673834	7,016,637	0.81%	-31.09%
2008	0.40%	157,072	10.567565	1,659,869	0.81%	-31.19%
2007	0.00%	618,466	15.709599	9,715,853	0.38%	-0.65%
2007	0.10%	227,178	15.620822	3,548,707	0.38%	-0.75%
2007	0.20%	151,814	15.532546	2,358,058	0.38%	-0.85%
2007	0.25%	418,268	15.488598	6,478,385	0.38%	-0.90%
2007	0.40%	207,618	15.357469	3,188,487	0.38%	-1.05%
2006	0.00%	707,480	15.813075	11,187,434	0.38%	14.41%
2006	0.10%	28,070	15.739536	441,809	0.38%	14.30%
2006	0.20%	155,436	15.666332	2,435,112	0.38%	14.18%
2006	0.25%	247,338	15.629868	3,865,860	0.38%	14.13%
2006	0.40%	418,714	15.520951	6,498,839	0.38%	13.96%
2005	0.00%	581,680	13.821296	8,039,571	0.00%	7.23%
2005	0.10%	37,378	13.770744	514,723	0.00%	7.13%
2005	0.20%	219,726	13.720362	3,014,720	0.00%	7.02%
2005	0.25%	162,720	13.695264	2,228,493	0.00%	6.97%
2005	0.40%	434,388	13.620186	5,916,445	0.00%	6.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.00%	7,609,790	$13.728464	$104,470,728	2.09%	26.33%
2009	0.10%	697,601	10.045645	7,007,852	2.09%	26.21%
2009	0.20%	3,048,450	9.657668	29,440,918	2.09%	26.08%
2009	0.25%	12,874,664	9.613888	123,775,578	2.09%	26.02%
2009	0.40%	14,133	11.302075	159,732	2.09%	25.83%
2008	0.00%	8,607,774	10.866779	93,538,778	2.11%	-37.14%
2008	0.10%	798,401	7.959597	6,354,950	2.11%	-37.20%
2008	0.20%	3,600,239	7.659842	27,577,262	2.11%	-37.27%
2008	0.25%	12,257,626	7.628923	93,512,485	2.11%	-37.30%
2008	0.40%	2,216,931	8.982024	19,912,527	2.11%	-37.39%
2007	0.00%	9,395,826	17.287487	162,430,220	1.72%	5.26%
2007	0.10%	715,466	12.675284	9,068,735	1.72%	5.15%
2007	0.20%	3,344,206	12.210172	40,833,330	1.72%	5.04%
2007	0.25%	10,532,952	12.166992	128,154,343	1.72%	4.99%
2007	0.40%	3,158,044	14.346541	45,307,008	1.72%	4.83%
2006	0.00%	10,489,244	16.424348	172,278,994	1.64%	15.50%
2006	0.10%	363,900	12.054530	4,386,643	1.64%	15.38%
2006	0.20%	3,580,384	11.623891	41,617,993	1.64%	15.27%
2006	0.25%	8,834,012	11.588607	102,373,893	1.64%	15.21%
2006	0.40%	4,780,522	13.685152	65,422,170	1.64%	15.04%
2005	0.00%	12,914,370	14.220511	183,648,941	1.63%	4.69%
2005	0.10%	426,152	10.447448	4,452,201	1.63%	4.59%
2005	0.20%	6,634,008	10.084272	66,899,141	1.63%	4.48%
2005	0.25%	8,079,650	10.058674	81,270,565	1.63%	4.43%
2005	0.40%	3,928,314	11.896207	46,732,037	1.63%	4.27%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	0.00%	819,703	11.792335	9,666,212	0.98%	33.76%
2009	0.10%	81,262	8.505196	691,149	0.98%	33.62%
2009	0.25%	37,056	7.708595	285,650	0.98%	33.42%
2008	0.00%	903,627	8.816356	7,966,697	0.76%	-34.42%
2008	0.10%	108,438	6.365134	690,222	0.76%	-34.49%
2008	0.25%	47,574	5.777639	274,865	0.76%	-34.59%
2007	0.00%	990,572	13.444500	13,317,745	0.54%	7.79%
2007	0.10%	116,744	9.716245	1,134,313	0.54%	7.68%
2007	0.25%	50,616	8.832711	447,076	0.54%	7.51%
2006	0.00%	1,115,238	12.473391	13,910,800	0.11%	9.20%
2006	0.10%	84,702	9.023502	764,309	0.11%	9.09%
2006	0.25%	91,596	8.215346	752,493	0.11%	8.93%
2006	0.40%	90	10.406467	937	0.11%	8.77%
2005	0.00%	1,203,742	11.422458	13,749,692	0.00%	3.62%
2005	0.10%	90,610	8.271484	749,479	0.00%	3.51%
2005	0.25%	101,932	7.541951	768,766	0.00%	3.36%
2005	0.40%	734	9.567773	7,023	0.00%	3.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.00%	954,621	$15.589221	$14,881,798	2.64%	22.56%
2009	0.10%	86,738	11.407200	989,438	2.64%	22.44%
2009	0.20%	111,948	10.616570	1,188,504	2.64%	22.31%
2009	0.25%	626,873	10.568440	6,625,070	2.64%	22.25%
2009	0.40%	8,289	12.631233	104,700	2.64%	22.07%
2008	0.00%	1,041,473	12.719805	13,247,333	2.12%	-29.55%
2008	0.10%	92,545	9.316859	862,229	2.12%	-29.62%
2008	0.20%	101,573	8.679771	881,630	2.12%	-29.69%
2008	0.25%	580,600	8.644744	5,019,138	2.12%	-29.73%
2008	0.40%	31,192	10.347582	322,762	2.12%	-29.83%
2007	0.00%	1,088,634	18.055279	19,655,591	1.56%	7.13%
2007	0.10%	108,528	13.238181	1,436,713	1.56%	7.02%
2007	0.20%	141,606	12.345312	1,748,170	1.56%	6.92%
2007	0.25%	947,616	12.301651	11,657,241	1.56%	6.86%
2007	0.40%	65,988	14.746966	973,123	1.56%	6.70%
2006	0.00%	1,210,752	16.853206	20,405,053	1.53%	16.48%
2006	0.10%	41,554	12.369250	513,992	1.53%	16.36%
2006	0.20%	139,136	11.546593	1,606,547	1.53%	16.24%
2006	0.25%	752,594	11.511538	8,663,514	1.53%	16.19%
2006	0.40%	265,322	13.820624	3,666,916	1.53%	16.01%
2005	0.00%	1,326,026	14.469157	19,186,478	0.02%	4.38%
2005	0.10%	49,014	10.630084	521,023	0.02%	4.27%
2005	0.20%	66,566	9.932997	661,200	0.02%	4.17%
2005	0.25%	561,480	9.907772	5,563,016	0.02%	4.12%
2005	0.40%	471,228	11.912967	5,613,724	0.02%	3.96%
Developing Leaders Portfolio - Initial Shares (DSC)
2009	0.00%	58,513	11.032594	645,550	1.70%	26.04%
2008	0.00%	60,390	8.753397	528,618	0.83%	-37.59%
2007	0.00%	46,856	14.026060	657,205	0.76%	-11.06%
2006	0.00%	52,662	15.770049	830,482	0.40%	3.77%
2005	0.00%	58,416	15.197076	887,752	0.00%	5.80%
International Value Portfolio - Initial Shares (DVIV)
2009	0.00%	6,852	18.119573	124,155	4.09%	30.97%
2009	0.10%	99,191	17.987291	1,784,177	4.09%	30.84%
2009	0.20%	412,421	17.856007	7,364,192	4.09%	30.71%
2009	0.25%	801,300	17.790702	14,255,690	4.09%	30.65%
2009	0.40%	8,696	17.596305	153,017	4.09%	30.45%
2008	0.10%	93,781	13.747265	1,289,232	2.45%	-37.38%
2008	0.20%	485,843	13.660576	6,636,895	2.45%	-37.45%
2008	0.25%	800,273	13.617429	10,897,661	2.45%	-37.48%
2008	0.40%	81,026	13.488849	1,092,947	2.45%	-37.57%
2007	0.10%	105,712	21.954680	2,320,873	1.57%	4.05%
2007	0.20%	553,448	21.838102	12,086,254	1.57%	3.94%
2007	0.25%	809,738	21.780049	17,636,133	1.57%	3.89%
2007	0.40%	180,206	21.606848	3,893,684	1.57%	3.74%
2006	0.10%	70,076	21.100318	1,478,626	1.25%	22.47%
2006	0.20%	644,284	21.009394	13,536,016	1.25%	22.35%
2006	0.25%	931,538	20.964071	19,528,829	1.25%	22.29%
2006	0.40%	293,760	20.828757	6,118,656	1.25%	22.11%
2005	0.10%	71,656	17.228282	1,234,510	0.00%	11.78%
2005	0.20%	679,392	17.171154	11,665,945	0.00%	11.67%
2005	0.25%	640,638	17.142660	10,982,239	0.00%	11.61%
2005	0.40%	369,294	17.057481	6,299,225	0.00%	11.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)
2009	0.00%	3,735	$8.156371	$30,464	1.81%	29.28%
2009	0.20%	126,894	8.119519	1,030,318	1.81%	29.02%
2009	0.25%	57,608	8.110345	467,221	1.81%	28.96%
2008	0.00%	1,165	6.308994	7,350	0.57%	-33.67%
2008	0.10%	469,621	6.301021	2,959,092	0.57%	-33.74%
2008	0.20%	180,104	6.293064	1,133,406	0.57%	-33.81%
2008	0.25%	21,870	6.289098	137,543	0.57%	-33.84%
Variable Series II - Strategic Value VIP - Class B (SVSHEB)
2009	0.25%	68,810	7.351304	505,843	4.46%	24.63%
2008	0.25%	88,068	5.898673	519,484	2.32%	-46.29%
2008	0.40%	6,289	5.875072	36,948	2.32%	-46.38%
2007	0.25%	66,654	10.983369	732,085	0.92%	-2.43%
2007	0.40%	1,088	10.955918	11,920	0.92%	-2.58%
2006	0.25%	15,180	11.257266	170,885	0.00%	12.57%	5/1/2006
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2009	0.00%	46,524	13.502613	628,196	1.05%	13.48%
2008	0.00%	36,885	11.898648	438,882	0.34%	-29.37%
2007	0.00%	30,528	16.845591	514,262	0.72%	9.88%
2006	0.00%	27,898	15.330912	427,702	0.75%	16.21%
2005	0.00%	26,192	13.192087	345,527	1.04%	1.91%
Clover Value Fund II - Primary Shares (FALF)
2009	0.00%	15,949	11.641309	185,667	2.79%	14.72%
2008	0.00%	18,003	10.147874	182,692	1.86%	-33.79%
2007	0.00%	18,632	15.327257	285,577	1.51%	-9.66%
2006	0.00%	21,354	16.967010	362,314	1.46%	16.81%
2005	0.00%	21,684	14.525597	314,973	1.48%	5.02%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.00%	71,443	10.283025	734,650	1.47%	1.28%
2008	0.00%	76,516	10.152569	776,834	1.01%	-0.86%
2007	0.00%	4,512	10.240958	46,207	1.07%	-1.48%
2006	0.00%	3,964	10.395256	41,207	0.00%	3.95%	5/1/2006

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2009	0.00%	1,207,203	$17.324766	$20,914,509	6.41%	20.43%
2009	0.10%	43,709	17.141028	749,217	6.41%	20.31%
2009	0.25%	828,781	16.869071	13,980,766	6.41%	20.13%
2009	0.40%	3,689	16.601438	61,243	6.41%	19.95%
2008	0.00%	1,273,310	14.385247	18,316,879	5.71%	-7.29%
2008	0.10%	48,074	14.246920	684,906	5.71%	-7.38%
2008	0.25%	721,614	14.041907	10,132,837	5.71%	-7.52%
2008	0.40%	6,201	13.839860	85,821	5.71%	-7.66%
2007	0.00%	1,451,108	15.516026	22,515,429	5.83%	5.38%
2007	0.10%	412,398	15.382206	6,343,591	5.83%	5.28%
2007	0.20%	110,682	15.249527	1,687,848	5.83%	5.17%
2007	0.25%	776,642	15.183610	11,792,229	5.83%	5.12%
2007	0.40%	18,180	14.987597	272,475	5.83%	4.96%
2006	0.00%	1,685,612	14.723396	24,817,933	5.17%	4.15%
2006	0.10%	380,302	14.611096	5,556,629	5.17%	4.05%
2006	0.20%	197,756	14.499637	2,867,390	5.17%	3.95%
2006	0.25%	1,173,262	14.444216	16,946,850	5.17%	3.89%
2006	0.40%	68,922	14.279265	984,156	5.17%	3.74%
2005	0.00%	2,483,218	14.136175	35,103,204	3.55%	1.30%
2005	0.10%	394,406	14.042347	5,538,386	3.55%	1.20%
2005	0.20%	1,334,518	13.949122	18,615,354	3.55%	1.10%
2005	0.25%	1,963,430	13.902748	27,297,073	3.55%	1.05%
2005	0.40%	592,368	13.764550	8,153,679	3.55%	0.89%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.00%	3,669,623	21.093947	77,406,833	1.29%	35.66%
2009	0.10%	488,468	15.161297	7,405,808	1.29%	35.53%
2009	0.20%	1,321,851	14.228141	18,807,482	1.29%	35.39%
2009	0.25%	3,013,281	14.163669	42,679,115	1.29%	35.33%
2009	0.40%	14,958	17.614183	263,473	1.29%	35.12%
2008	0.00%	4,190,707	15.548565	65,159,480	0.93%	-42.61%
2008	0.10%	522,978	11.186730	5,850,414	0.93%	-42.67%
2008	0.20%	2,850,610	10.508698	29,956,200	0.93%	-42.73%
2008	0.25%	3,082,104	10.466315	32,258,271	0.93%	-42.76%
2008	0.40%	367,375	13.035628	4,788,964	0.93%	-42.84%
2007	0.00%	4,524,124	27.094222	122,577,620	0.89%	17.51%
2007	0.10%	503,350	19.513053	9,821,895	0.89%	17.39%
2007	0.20%	1,674,382	18.348754	30,722,823	0.89%	17.27%
2007	0.25%	3,212,196	18.283913	58,731,512	0.89%	17.21%
2007	0.40%	694,122	22.806621	15,830,577	0.89%	17.04%
2006	0.00%	4,668,602	23.057410	107,645,870	1.12%	11.59%
2006	0.10%	155,940	16.622464	2,592,107	1.12%	11.48%
2006	0.20%	1,713,066	15.646354	26,803,237	1.12%	11.37%
2006	0.25%	2,614,782	15.598891	40,787,699	1.12%	11.31%
2006	0.40%	967,474	19.486792	18,852,965	1.12%	11.15%
2005	0.00%	4,501,900	20.662750	93,021,634	0.19%	16.85%
2005	0.10%	216,460	14.910969	3,227,628	0.19%	16.73%
2005	0.20%	1,838,026	14.049369	25,823,106	0.19%	16.61%
2005	0.25%	1,766,496	14.013727	24,755,193	0.19%	16.56%
2005	0.40%	1,090,144	17.532748	19,113,220	0.19%	16.38%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.00%	630,089	15.444750	9,731,567	0.22%	47.57%
2008	0.00%	747,087	10.465765	7,818,837	0.00%	-54.40%
2007	0.00%	621,068	22.953063	14,255,413	0.12%	45.64%
2006	0.00%	488,940	15.759845	7,705,619	0.75%	16.62%
2005	0.00%	243,526	13.514321	3,291,089	0.64%	35.14%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.00%	2,900,543	$14.073509	$40,820,818	2.16%	30.03%
2009	0.10%	249,158	12.214029	3,043,223	2.16%	29.90%
2009	0.20%	420,614	11.225322	4,721,528	2.16%	29.77%
2009	0.25%	1,304,182	11.174471	14,573,544	2.16%	29.71%
2009	0.40%	8,222	11.961703	98,349	2.16%	29.51%
2008	0.00%	3,254,696	10.823135	35,226,014	2.35%	-42.70%
2008	0.10%	294,647	9.402510	2,770,421	2.35%	-42.76%
2008	0.20%	412,573	8.650050	3,568,777	2.35%	-42.82%
2008	0.25%	1,761,859	8.615165	15,178,706	2.35%	-42.85%
2008	0.40%	74,107	9.235955	684,449	2.35%	-42.93%
2007	0.00%	3,474,112	18.889723	65,625,013	1.67%	1.42%
2007	0.10%	291,212	16.426769	4,783,672	1.67%	1.32%
2007	0.20%	488,726	15.127358	7,393,133	1.67%	1.21%
2007	0.25%	1,729,636	15.073906	26,072,370	1.67%	1.16%
2007	0.40%	275,862	16.184435	4,464,671	1.67%	1.01%
2006	0.00%	3,666,100	18.625658	68,283,525	3.15%	20.08%
2006	0.10%	114,862	16.213431	1,862,307	3.15%	19.96%
2006	0.20%	524,062	14.945916	7,832,587	3.15%	19.84%
2006	0.25%	1,907,206	14.900594	28,418,502	3.15%	19.78%
2006	0.40%	520,282	16.022504	8,336,220	3.15%	19.60%
2005	0.00%	3,799,536	15.511120	58,935,059	1.56%	5.76%
2005	0.10%	129,586	13.515730	1,751,449	1.56%	5.65%
2005	0.20%	600,930	12.471541	7,494,523	1.56%	5.55%
2005	0.25%	1,459,748	12.439919	18,159,147	1.56%	5.49%
2005	0.40%	722,038	13.396579	9,672,839	1.56%	5.34%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.00%	151,807	11.989176	1,820,041	3.90%	24.15%
2009	0.20%	5,103	11.877840	60,613	3.90%	23.90%
2009	0.25%	713	11.850165	8,449	3.90%	23.84%
2008	0.00%	133,384	9.656832	1,288,067	2.70%	-25.08%
2008	0.20%	1,657	9.586290	15,884	2.70%	-25.23%
2008	0.25%	151	9.568737	1,445	2.70%	-25.26%
2007	0.00%	121,944	12.888793	1,571,711	3.28%	8.65%
2006	0.00%	56,804	11.863160	673,875	2.70%	9.78%
2005	0.00%	15,242	10.806063	164,706	0.47%	8.06%	5/2/2005
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.00%	331,447	11.867504	3,933,449	3.37%	28.78%
2009	0.20%	3,437	11.757279	40,410	3.37%	28.52%
2009	0.25%	172,400	11.729876	2,022,231	3.37%	28.45%
2008	0.00%	331,111	9.215628	3,051,396	3.25%	-32.71%
2008	0.25%	55,034	9.131542	502,545	3.25%	-32.88%
2008	0.40%	22,241	9.081452	201,981	3.25%	-32.98%
2007	0.00%	222,540	13.695591	3,047,817	2.67%	10.17%
2006	0.00%	109,012	12.431698	1,355,204	2.11%	11.81%
2005	0.00%	52,700	11.118664	585,954	1.32%	11.19%	5/2/2005
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.00%	223,653	11.600974	2,594,593	2.39%	31.40%
2009	0.20%	5,273	11.493181	60,604	2.39%	31.14%
2009	0.25%	34,265	11.466383	392,896	2.39%	31.08%
2008	0.00%	189,269	8.828445	1,670,951	2.64%	-38.08%
2008	0.20%	3,626	8.763926	31,778	2.64%	-38.20%
2008	0.25%	14,454	8.747863	126,442	2.64%	-38.23%
2008	0.40%	9,318	8.699870	81,065	2.64%	-38.32%
2007	0.00%	136,304	14.256765	1,943,254	2.62%	11.21%
2006	0.00%	54,734	12.819894	701,684	2.16%	13.15%
2005	0.00%	23,432	11.329788	265,480	1.38%	13.30%	5/2/2005
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
2009	0.20%	8,111	7.471827	60,604	0.11%	26.91%
2009	0.25%	1,133	7.464354	8,457	0.11%	26.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	0.00%	756,757	$9.203011	$6,964,443	0.38%	45.72%
2009	0.10%	70,834	7.410032	524,882	0.38%	45.57%
2009	0.25%	44,684	8.440703	377,164	0.38%	45.36%
2008	0.00%	797,395	6.315602	5,036,029	0.34%	-55.06%
2008	0.10%	79,193	5.090243	403,112	0.34%	-55.10%
2008	0.25%	52,092	5.806945	302,495	0.34%	-55.17%
2007	0.00%	876,024	14.053200	12,310,940	0.00%	23.04%
2007	0.10%	87,966	11.337986	997,357	0.00%	22.92%
2007	0.25%	62,164	12.953846	805,263	0.00%	22.73%
2006	0.00%	1,014,378	11.421365	11,585,581	0.69%	5.30%
2006	0.10%	18,424	9.223917	169,941	0.69%	5.20%
2006	0.25%	127,338	10.554406	1,343,977	0.69%	5.04%
2005	0.00%	1,129,706	10.846338	12,253,173	0.84%	8.86%
2005	0.10%	18,822	8.768269	165,036	0.84%	8.75%
2005	0.25%	326,516	10.048055	3,280,851	0.84%	8.59%
2005	0.40%	608	9.527944	5,793	0.84%	8.43%
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.00%	3,107,304	12.965334	40,287,234	0.32%	28.15%
2009	0.10%	292,689	8.419589	2,464,321	0.32%	28.02%
2009	0.20%	596,741	7.499084	4,475,011	0.32%	27.89%
2009	0.25%	2,310,471	7.465060	17,247,805	0.32%	27.83%
2009	0.40%	24,913	10.725399	267,202	0.32%	27.64%
2008	0.00%	3,467,374	10.117480	35,081,087	0.74%	-47.23%
2008	0.10%	986,037	6.576790	6,484,958	0.74%	-47.29%
2008	0.20%	580,783	5.863617	3,405,489	0.74%	-47.34%
2008	0.25%	2,552,430	5.839928	14,906,007	0.74%	-47.37%
2008	0.40%	113,777	8.403086	956,078	0.74%	-47.44%
2007	0.00%	3,775,216	19.173877	72,385,527	0.62%	26.87%
2007	0.10%	1,087,228	12.476360	13,564,648	0.62%	26.74%
2007	0.20%	882,468	11.134607	9,825,934	0.62%	26.62%
2007	0.25%	1,845,202	11.095199	20,472,883	0.62%	26.55%
2007	0.40%	190,114	15.988944	3,039,722	0.62%	26.36%
2006	0.00%	3,992,818	15.113032	60,343,586	0.28%	6.73%
2006	0.10%	963,760	9.843867	9,487,125	0.28%	6.63%
2006	0.20%	1,027,390	8.794051	9,034,920	0.28%	6.52%
2006	0.25%	2,159,692	8.767341	18,934,756	0.28%	6.47%
2006	0.40%	245,682	12.653389	3,108,710	0.28%	6.31%
2005	0.00%	4,330,880	14.159785	61,324,330	0.41%	5.67%
2005	0.10%	1,048,788	9.232178	9,682,598	0.41%	5.57%
2005	0.20%	525,004	8.255819	4,334,338	0.41%	5.46%
2005	0.25%	2,214,058	8.234853	18,232,442	0.41%	5.41%
2005	0.40%	510,730	11.902677	6,079,054	0.41%	5.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - High Income Portfolio - Service Class (FHIS)
2009	0.00%	522,350	$12.786757	$6,679,163	6.43%	43.77%
2009	0.10%	194,653	12.604336	2,453,472	6.43%	43.63%
2009	0.20%	122,251	16.042868	1,961,257	6.43%	43.49%
2009	0.25%	158,484	15.970114	2,531,008	6.43%	43.41%
2008	0.00%	671,992	8.893725	5,976,512	8.01%	-25.06%
2008	0.10%	637,990	8.775597	5,598,743	8.01%	-25.14%
2008	0.20%	76,481	11.180781	855,117	8.01%	-25.21%
2008	0.25%	151,548	11.135640	1,687,584	8.01%	-25.25%
2007	0.00%	877,636	11.868272	10,416,023	8.58%	2.66%
2007	0.10%	759,028	11.722369	8,897,606	8.58%	2.55%
2007	0.20%	208,598	14.950148	3,118,571	8.58%	2.45%
2007	0.25%	178,522	14.897237	2,659,485	8.58%	2.40%
2006	0.00%	1,194,886	11.561165	13,814,274	7.58%	11.18%
2006	0.10%	628,630	11.430519	7,185,567	7.58%	11.07%
2006	0.20%	10,750	14.592608	156,871	7.58%	10.96%
2006	0.25%	195,198	14.548271	2,839,793	7.58%	10.90%
2006	0.40%	244	10.547905	2,574	7.58%	10.73%
2005	0.00%	1,308,856	10.398866	13,610,618	14.70%	2.52%
2005	0.10%	653,958	10.291612	6,730,282	14.70%	2.42%
2005	0.20%	53,750	13.151735	706,906	14.70%	2.32%
2005	0.25%	195,986	13.118317	2,571,006	14.70%	2.27%
2005	0.40%	2,824	9.525383	26,900	14.70%	2.11%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2009	0.00%	350,965	10.674246	3,746,287	8.96%	43.93%
2008	0.00%	230,571	7.416301	1,709,984	7.80%	-24.98%
2007	0.00%	231,578	9.885500	2,289,264	10.69%	-1.15%	5/1/2007
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
2009	0.20%	498,840	8.059227	4,020,265	2.45%	26.35%
2009	0.25%	69,655	8.051179	560,805	2.45%	26.29%
2008	0.20%	505,186	6.378330	3,222,243	2.29%	-36.22%	1/2/2008
2008	0.25%	46,125	6.375146	294,054	2.29%	-36.25%	1/2/2008
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.00%	1,066,040	13.222437	14,095,647	8.80%	15.67%
2009	0.10%	75,947	13.134577	997,532	8.80%	15.56%
2009	0.20%	12,441	13.047289	162,321	8.80%	15.44%
2009	0.25%	106,438	13.003875	1,384,106	8.80%	15.38%
2008	0.00%	1,078,108	11.430864	12,323,706	3.94%	-3.35%
2008	0.10%	75,054	11.366264	853,084	3.94%	-3.44%
2008	0.25%	100,055	11.270047	1,127,625	3.94%	-3.59%
2008	0.40%	4,637	11.174634	51,817	3.94%	-3.73%
2007	0.00%	969,956	11.826500	11,471,185	3.80%	4.21%
2007	0.10%	72,344	11.771423	851,592	3.80%	4.11%
2007	0.20%	81,300	11.716596	952,559	3.80%	4.00%
2007	0.25%	102,048	11.689304	1,192,870	3.80%	3.95%
2007	0.40%	5,038	11.607727	58,480	3.80%	3.79%
2006	0.00%	855,338	11.348586	9,706,877	3.34%	4.30%
2006	0.20%	64,972	11.265752	731,958	3.34%	4.09%
2006	0.25%	49,006	11.245144	551,080	3.34%	4.04%
2006	0.40%	880	11.183530	9,842	3.34%	3.88%
2005	0.00%	649,570	10.880732	7,067,797	2.69%	2.08%
2005	0.25%	33,064	10.808463	357,371	2.69%	1.83%
2005	0.40%	372	10.765329	4,005	2.69%	1.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.00%	1,033,209	$22.878053	$23,637,810	0.58%	40.01%
2009	0.10%	66,502	22.726025	1,511,326	0.58%	39.87%
2009	0.20%	52,799	22.575019	1,191,938	0.58%	39.73%
2009	0.25%	483,255	22.499878	10,873,179	0.58%	39.66%
2009	0.40%	161	22.275993	3,586	0.58%	39.46%
2008	0.00%	1,053,808	16.339788	17,218,999	0.38%	-39.51%
2008	0.10%	60,956	16.247436	990,379	0.38%	-39.57%
2008	0.20%	40,911	16.155616	660,942	0.38%	-39.63%
2008	0.25%	395,836	16.109892	6,376,875	0.38%	-39.66%
2008	0.40%	174,217	15.973520	2,782,859	0.38%	-39.75%
2007	0.00%	1,090,690	27.011367	29,461,028	0.72%	15.49%
2007	0.10%	41,774	26.885640	1,123,121	0.72%	15.37%
2007	0.25%	354,360	26.698163	9,460,761	0.72%	15.20%
2007	0.40%	51,988	26.511996	1,378,306	0.72%	15.02%
2006	0.00%	1,042,192	23.389128	24,375,962	0.23%	12.59%
2006	0.25%	172,826	23.176101	4,005,433	0.23%	12.31%
2006	0.40%	35,172	23.049221	810,687	0.23%	12.14%
2005	0.00%	868,756	20.773676	18,047,256	0.00%	18.20%
2005	0.25%	159,618	20.635857	3,293,854	0.00%	17.91%
2005	0.40%	3,976	20.553596	81,721	0.00%	17.73%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2009	0.00%	520,924	15.435366	8,040,653	2.05%	26.44%
2009	0.10%	280,028	13.119571	3,673,847	2.05%	26.31%
2009	0.20%	97,757	11.712682	1,144,997	2.05%	26.19%
2009	0.25%	1,344,902	11.659560	15,680,966	2.05%	26.12%
2009	0.40%	2,145	12.468464	26,745	2.05%	25.93%
2008	0.00%	628,957	12.207782	7,678,170	2.43%	-43.86%
2008	0.10%	283,593	10.386619	2,945,572	2.43%	-43.92%
2008	0.20%	98,672	9.282079	915,881	2.43%	-43.98%
2008	0.25%	1,629,016	9.244601	15,059,603	2.43%	-44.00%
2008	0.40%	84,310	9.900810	834,737	2.43%	-44.09%
2007	0.00%	761,402	21.746938	16,558,162	3.19%	17.21%
2007	0.10%	223,530	18.521287	4,140,063	3.19%	17.09%
2007	0.20%	308,712	16.568287	5,114,829	3.19%	16.97%
2007	0.25%	1,540,530	16.509660	25,433,627	3.19%	16.91%
2007	0.40%	205,152	17.708202	3,632,873	3.19%	16.74%
2006	0.00%	963,186	18.554369	17,871,308	0.84%	17.95%
2006	0.10%	106,768	15.818147	1,688,872	0.84%	17.83%
2006	0.20%	271,410	14.164421	3,844,366	0.84%	17.71%
2006	0.25%	1,070,198	14.121395	15,112,689	0.84%	17.65%
2006	0.40%	581,496	15.169405	8,820,948	0.84%	17.48%
2005	0.00%	1,411,140	15.731142	22,198,844	0.56%	18.97%
2005	0.10%	116,010	13.424644	1,557,393	0.56%	18.85%
2005	0.20%	473,692	12.033136	5,700,000	0.56%	18.73%
2005	0.25%	742,572	12.002567	8,912,770	0.56%	18.67%
2005	0.40%	700,420	12.912620	9,044,257	0.56%	18.50%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.00%	992,596	$12.269434	$12,178,591	2.07%	26.49%
2008	0.00%	1,096,774	9.699843	10,638,536	2.55%	-43.88%
2007	0.00%	1,080,792	17.283296	18,679,648	3.16%	17.23%
2006	0.00%	985,990	14.743687	14,537,128	0.62%	17.95%
2005	0.00%	579,174	12.499996	7,239,673	0.00%	25.00%	5/2/2005
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.00%	226,619	13.061648	2,960,018	0.51%	57.40%
2009	0.10%	54,167	12.961834	702,104	0.51%	57.24%
2009	0.25%	798	12.813506	10,225	0.51%	57.00%
2008	0.00%	242,212	8.298533	2,010,004	0.56%	-51.17%
2008	0.10%	51,422	8.243364	423,890	0.56%	-51.22%
2008	0.25%	30,262	8.161269	246,976	0.56%	-51.30%
2007	0.00%	495,906	16.996302	8,428,568	0.83%	5.60%
2007	0.10%	45,242	16.900270	764,602	0.83%	5.49%
2007	0.25%	3,262	16.757189	54,662	0.83%	5.33%
2006	0.00%	494,372	16.095011	7,956,923	0.49%	16.20%
2006	0.10%	4,096	16.020178	65,619	0.49%	16.08%
2006	0.25%	2,506	15.908520	39,867	0.49%	15.91%
2006	0.40%	14	15.797724	221	0.49%	15.73%
2005	0.00%	510,536	13.851491	7,071,685	0.00%	2.55%
2005	0.10%	6,844	13.800839	94,453	0.00%	2.45%
2005	0.25%	884	13.725157	12,133	0.00%	2.30%
2005	0.40%	2,310	13.649958	31,531	0.00%	2.15%
VIP Fund - VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2009	0.00%	5,406	9.301002	50,281	4.01%	25.06%
2009	0.25%	121,907	9.262314	1,129,141	4.01%	24.75%
2008	0.25%	37,047	7.424925	275,071	3.44%	-25.75%	5/1/2008
2008	0.40%	81,705	7.417486	606,046	3.44%	-25.83%	5/1/2008
VIP Fund - VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2009	0.00%	94	8.806233	828	4.01%	29.96%
2009	0.25%	71,285	8.769590	625,140	4.01%	29.63%
2008	0.25%	1,777	6.764989	12,021	3.09%	-32.35%	5/1/2008
2008	0.40%	33,939	6.758199	229,367	3.09%	-32.42%	5/1/2008
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.00%	382,836	11.100337	4,249,609	8.31%	35.59%
2008	0.00%	421,586	8.186428	3,451,283	5.51%	-29.66%
2007	0.00%	416,188	11.637657	4,843,453	3.54%	3.76%
2006	0.00%	117,590	11.216304	1,318,925	0.07%	12.16%	5/1/2006
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2009	0.00%	724,097	13.984451	10,126,099	1.80%	17.67%
2008	0.00%	787,806	11.884088	9,362,356	2.02%	-26.94%
2007	0.00%	910,630	16.266644	14,812,894	2.49%	-2.41%
2006	0.00%	943,340	16.669002	15,724,536	1.23%	17.43%
2005	0.00%	840,480	14.195085	11,930,685	1.01%	3.68%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2009	0.00%	526,295	18.034685	9,491,565	1.92%	29.54%
2008	0.00%	560,057	13.921598	7,796,888	1.42%	-32.87%
2007	0.00%	545,164	20.738061	11,305,644	0.89%	-2.14%
2006	0.00%	484,062	21.190555	10,257,542	0.82%	17.30%
2005	0.00%	398,540	18.064784	7,199,539	0.92%	8.99%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2009	0.00%	24,186	$11.233980	$271,705	1.61%	29.16%
2009	0.10%	45,532	11.181660	509,123	1.61%	29.03%
2009	0.20%	16,337	11.129584	181,824	1.61%	28.90%
2009	0.25%	329,020	11.103596	3,653,305	1.61%	28.83%
2008	0.00%	13,222	8.697893	115,004	1.16%	-33.02%
2008	0.10%	42,469	8.666053	368,039	1.16%	-33.08%
2008	0.20%	2,572	8.634328	22,207	1.16%	-33.15%
2008	0.25%	297,041	8.618488	2,560,044	1.16%	-33.18%
2008	0.40%	25,833	8.571211	221,420	1.16%	-33.28%
2007	0.10%	14,194	12.950462	183,819	0.63%	-2.48%
2007	0.25%	317,232	12.898779	4,091,905	0.63%	-2.62%
2007	0.40%	62,522	12.847323	803,240	0.63%	-2.77%
2006	0.25%	208,584	13.246445	2,762,996	0.76%	16.69%
2006	0.40%	62,174	13.213518	821,537	0.76%	16.52%
2005	0.25%	11,480	11.351855	130,319	0.00%	13.52%	5/2/2005
2005	0.40%	199,332	11.340582	2,260,541	0.00%	13.41%	5/2/2005
Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)
2009	0.20%	20,621	8.817252	181,821	1.18%	23.07%
2009	0.25%	2,879	8.808466	25,360	1.18%	23.01%
2008	0.20%	8,713	7.164503	62,424	1.90%	-28.35%	1/2/2008
2008	0.25%	795	7.160940	5,693	1.90%	-28.39%	1/2/2008
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.00%	329,156	17.256364	5,680,036	3.87%	72.63%
2008	0.00%	275,997	9.996007	2,758,868	2.81%	-52.67%
2007	0.00%	364,400	21.120230	7,696,212	2.19%	28.70%
2006	0.00%	310,222	16.410826	5,090,999	1.29%	28.17%
2005	0.00%	159,292	12.804274	2,039,618	0.06%	28.04%	5/2/2005
Templeton Foreign Securities Fund - Class 1 (TIF)
2009	0.00%	84,266	20.155256	1,698,403	3.77%	37.34%
2008	0.00%	99,305	14.675305	1,457,331	2.66%	-40.23%
2007	0.00%	131,776	24.554735	3,235,725	2.08%	15.79%
2006	0.00%	174,552	21.206570	3,701,649	1.39%	21.70%
2005	0.00%	228,680	17.425708	3,984,911	1.53%	10.48%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2009	0.10%	184,222	$18.626590	$3,431,428	3.25%	36.91%
2009	0.20%	36,928	18.490649	682,823	3.25%	36.77%
2009	0.25%	463,306	18.423035	8,535,503	3.25%	36.70%
2009	0.40%	10,145	18.221708	184,859	3.25%	36.50%
2008	0.10%	199,971	13.605462	2,720,698	2.30%	-40.44%
2008	0.20%	41,270	13.519674	557,957	2.30%	-40.50%
2008	0.25%	465,751	13.476974	6,276,914	2.30%	-40.53%
2008	0.40%	33,468	13.349706	446,788	2.30%	-40.62%
2007	0.10%	205,828	22.842250	4,701,575	1.86%	15.34%
2007	0.20%	130,208	22.720977	2,958,453	1.86%	15.23%
2007	0.25%	590,458	22.660573	13,380,117	1.86%	15.17%
2007	0.40%	64,892	22.480343	1,458,794	1.86%	14.99%
2006	0.10%	8,186	19.804108	162,116	1.24%	21.32%
2006	0.20%	109,726	19.718779	2,163,663	1.24%	21.20%
2006	0.25%	359,658	19.676237	7,076,716	1.24%	21.14%
2006	0.40%	494,684	19.549201	9,670,677	1.24%	20.96%
2005	0.10%	25,200	16.323349	411,348	1.12%	10.06%
2005	0.20%	69,050	16.269222	1,123,390	1.12%	9.95%
2005	0.25%	241,412	16.242222	3,921,067	1.12%	9.89%
2005	0.40%	485,970	16.161499	7,854,004	1.12%	9.73%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.00%	428,311	12.945045	5,544,505	3.55%	37.20%
2008	0.00%	502,570	9.435374	4,741,936	2.55%	-40.39%
2007	0.00%	462,356	15.828965	7,318,617	2.11%	15.45%
2006	0.00%	424,646	13.711150	5,822,385	1.34%	21.46%
2005	0.00%	237,992	11.288544	2,686,583	0.34%	12.89%	5/2/2005
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2009	0.00%	9,362	12.842917	120,235	16.61%	18.68%
2009	0.25%	189,274	12.770565	2,417,136	16.61%	18.39%
2008	0.00%	1,646	10.821275	17,812	2.99%	6.21%
2008	0.25%	93,179	10.787239	1,005,144	2.99%	5.94%
2008	0.40%	100	10.766879	1,077	2.99%	5.78%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.00%	410,243	15.605635	6,402,103	15.12%	18.69%
2008	0.00%	490,278	13.148675	6,446,506	4.25%	6.21%
2007	0.00%	280,836	12.380292	3,476,832	2.62%	11.03%
2006	0.00%	138,640	11.150160	1,545,858	2.84%	12.84%
2005	0.00%	53,324	9.881172	526,904	1.81%	-1.19%	5/2/2005
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.00%	34,220	8.669683	296,677	3.31%	30.25%
2008	0.00%	17,440	6.656135	116,083	3.75%	-33.44%	5/1/2008
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
2009	0.10%	117,092	17.989872	2,106,470	1.90%	33.02%
2009	0.20%	732,755	17.858604	13,085,981	1.90%	32.89%
2009	0.25%	1,759,781	17.793307	31,312,324	1.90%	32.82%
2009	0.40%	1,601	17.598827	28,176	1.90%	32.62%
2008	0.10%	128,526	13.524296	1,738,224	0.95%	-37.11%
2008	0.20%	831,665	13.439050	11,176,788	0.95%	-37.18%
2008	0.25%	1,507,852	13.396598	20,200,087	0.95%	-37.21%
2008	0.40%	364,923	13.270057	4,842,549	0.95%	-37.30%
2007	0.10%	160,214	21.505877	3,445,543	0.81%	3.10%
2007	0.20%	1,061,686	21.391758	22,711,330	0.81%	3.00%
2007	0.25%	1,727,904	21.334874	36,864,614	0.81%	2.94%
2007	0.40%	707,562	21.165166	14,975,667	0.81%	2.79%
2006	0.10%	29,454	20.859259	614,389	0.98%	16.05%
2006	0.20%	1,042,500	20.769434	21,652,135	0.98%	15.93%
2006	0.25%	1,231,810	20.724643	25,528,822	0.98%	15.87%
2006	0.40%	1,066,122	20.590810	21,952,316	0.98%	15.70%
2005	0.10%	75,394	17.974716	1,355,186	0.60%	12.71%
2005	0.20%	1,081,334	17.915150	19,372,261	0.60%	12.60%
2005	0.25%	792,502	17.885426	14,174,236	0.60%	12.54%
2005	0.40%	1,114,814	17.796530	19,839,821	0.60%	12.38%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2009	0.00%	92	8.379457	771	0.00%	42.77%
2009	0.25%	32,585	8.332144	271,503	0.00%	42.42%
2008	0.00%	166	5.869001	974	0.00%	-40.71%
2008	0.25%	18,031	5.850489	105,490	0.00%	-40.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)
2009	0.00%	19,056	$16.485275	$314,143	0.00%	38.32%
2009	0.10%	46,598	16.364975	762,575	0.00%	38.19%
2009	0.20%	138,033	16.245528	2,242,419	0.00%	38.05%
2009	0.25%	451,652	16.186105	7,310,487	0.00%	37.98%
2009	0.40%	566	16.009192	9,061	0.00%	37.77%
2008	0.00%	8,641	11.917785	102,982	0.00%	-39.14%
2008	0.10%	62,479	11.842641	739,916	0.00%	-39.20%
2008	0.20%	120,684	11.767949	1,420,203	0.00%	-39.26%
2008	0.25%	360,408	11.730770	4,227,863	0.00%	-39.29%
2008	0.40%	95,250	11.619973	1,106,802	0.00%	-39.38%
2007	0.10%	129,912	19.476896	2,530,283	0.00%	3.32%
2007	0.20%	222,816	19.373459	4,316,717	0.00%	3.21%
2007	0.25%	312,238	19.321952	6,033,048	0.00%	3.16%
2007	0.40%	154,928	19.168269	2,969,702	0.00%	3.01%
2006	0.10%	80,920	18.851618	1,525,473	0.00%	15.41%
2006	0.20%	216,684	18.770366	4,067,238	0.00%	15.29%
2006	0.25%	186,980	18.729880	3,502,113	0.00%	15.23%
2006	0.40%	206,184	18.608964	3,836,871	0.00%	15.06%
2005	0.10%	97,836	16.334885	1,598,140	0.00%	3.26%
2005	0.20%	219,114	16.280709	3,567,331	0.00%	3.16%
2005	0.25%	304,012	16.253697	4,941,319	0.00%	3.11%
2005	0.40%	191,636	16.172933	3,099,316	0.00%	2.95%
Guardian Portfolio - I Class Shares (AMGP)
2009	0.00%	2	18.170858	36	0.35%	29.69%
2009	0.10%	68,145	13.030029	887,931	0.35%	29.56%
2009	0.25%	56,767	11.974954	679,782	0.35%	29.36%
2008	0.00%	392,065	14.011166	5,493,288	0.54%	-37.24%
2008	0.10%	73,276	10.057230	736,954	0.54%	-37.31%
2008	0.25%	86,429	9.256750	800,052	0.54%	-37.40%
2007	0.00%	434,652	22.326685	9,704,338	0.26%	7.39%
2007	0.10%	100,594	16.042197	1,613,749	0.26%	7.28%
2007	0.25%	98,428	14.787583	1,455,512	0.26%	7.12%
2006	0.00%	477,638	20.790721	9,930,438	0.70%	13.38%
2006	0.10%	88,754	14.953594	1,327,191	0.70%	13.26%
2006	0.25%	194,222	13.804932	2,681,222	0.70%	13.09%
2006	0.40%	74	14.282531	1,057	0.70%	12.93%
2005	0.00%	509,104	18.337744	9,335,819	0.15%	8.39%
2005	0.10%	34,424	13.202464	454,482	0.15%	8.28%
2005	0.20%	234,680	12.237616	2,871,924	0.15%	8.18%
2005	0.25%	75,766	12.206553	924,842	0.15%	8.12%
2005	0.40%	80,808	12.647762	1,022,040	0.15%	7.96%
International Portfolio - S Class Shares (AMINS)
2008	0.00%	248,009	8.019658	1,988,947	0.00%	-46.44%
2007	0.00%	280,340	14.972222	4,197,313	1.87%	3.21%
2006	0.00%	140,884	14.506093	2,043,676	0.29%	23.45%
2005	0.00%	53,950	11.750261	633,927	0.26%	17.50%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2009	0.10%	74,748	$13.613710	$1,017,598	0.00%	31.47%
2009	0.20%	37,091	9.908467	367,515	0.00%	31.34%
2009	0.25%	425,418	9.863529	4,196,123	0.00%	31.27%
2008	0.00%	1,241,103	14.241194	17,674,789	0.00%	-43.37%
2008	0.10%	457,960	10.355229	4,742,281	0.00%	-43.43%
2008	0.20%	43,749	7.544382	330,059	0.00%	-43.48%
2008	0.25%	464,312	7.513928	3,488,807	0.00%	-43.51%
2007	0.00%	1,375,816	25.147074	34,597,747	0.00%	22.53%
2007	0.10%	412,472	18.303613	7,549,728	0.00%	22.40%
2007	0.20%	38,324	13.348628	511,573	0.00%	22.28%
2007	0.25%	489,154	13.301400	6,506,433	0.00%	22.22%
2007	0.40%	3,494	19.674042	68,741	0.00%	22.04%
2006	0.00%	1,474,382	20.523539	30,259,536	0.00%	14.69%
2006	0.10%	366,596	14.953339	5,481,834	0.00%	14.58%
2006	0.20%	41,698	10.916267	455,187	0.00%	14.47%
2006	0.25%	391,016	10.883119	4,255,474	0.00%	14.41%
2006	0.40%	97,186	16.121456	1,566,780	0.00%	14.24%
2005	0.00%	1,544,990	17.894121	27,646,238	0.00%	13.74%
2005	0.10%	383,494	13.050574	5,004,817	0.00%	13.63%
2005	0.20%	23,118	9.536717	220,470	0.00%	13.51%
2005	0.25%	365,056	9.512489	3,472,591	0.00%	13.46%
2005	0.40%	127,004	14.112212	1,792,307	0.00%	13.29%
Partners Portfolio - I Class Shares (AMTP)
2009	0.00%	13,263	14.368560	190,570	0.68%	56.07%
2009	0.10%	109,951	13.335919	1,466,298	0.68%	55.92%
2009	0.25%	111,841	13.200579	1,476,366	0.68%	55.68%
2009	0.40%	886	12.319713	10,915	0.68%	55.45%
2008	0.00%	772,159	9.206209	7,108,657	0.48%	-52.39%
2008	0.10%	101,292	8.553125	866,363	0.48%	-52.44%
2008	0.25%	26,043	8.479038	220,820	0.48%	-52.51%
2008	0.40%	1,125	7.925107	8,916	0.48%	-52.58%
2007	0.00%	902,352	19.337705	17,449,417	0.62%	9.34%
2007	0.10%	194,378	17.983949	3,495,684	0.62%	9.23%
2007	0.25%	25,412	17.855044	453,732	0.62%	9.06%
2007	0.40%	596	16.713743	9,961	0.62%	8.90%
2006	0.00%	967,144	17.686426	17,105,321	0.68%	12.24%
2006	0.10%	148,132	16.464820	2,438,967	0.68%	12.13%
2006	0.25%	70,676	16.371496	1,157,072	0.68%	11.96%
2006	0.40%	414	15.348160	6,354	0.68%	11.79%
2005	0.00%	1,054,060	15.757590	16,609,445	0.98%	18.04%
2005	0.10%	185,490	14.683836	2,723,705	0.98%	17.93%
2005	0.25%	84,180	14.622460	1,230,919	0.98%	17.75%
2005	0.40%	211,116	13.728969	2,898,405	0.98%	17.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Regency Portfolio - I Class Shares (AMRI)
2009	0.00%	13,249	$8.428473	$111,669	1.90%	46.56%
2009	0.25%	342,170	8.351420	2,857,605	1.90%	46.19%
2008	0.00%	23,511	5.750861	135,208	2.92%	-45.82%
2008	0.25%	319,496	5.712555	1,825,138	2.92%	-45.95%
2008	0.40%	10,164	5.689701	57,830	2.92%	-46.04%
2007	0.25%	32,224	10.569832	340,602	0.46%	3.04%
2007	0.40%	48,338	10.543396	509,647	0.46%	2.89%
2006	0.25%	6,524	10.257708	66,921	0.44%	2.58%	5/1/2006
2006	0.40%	34,570	10.247505	354,256	0.44%	2.48%	5/1/2006
Regency Portfolio - S Class Shares (AMRS)
2008	0.00%	97,268	7.206627	700,974	0.95%	-45.95%
2007	0.00%	94,148	13.332382	1,255,217	0.47%	3.05%
2006	0.00%	62,360	12.937253	806,767	0.48%	10.94%
2005	0.00%	23,100	11.661977	269,392	0.00%	16.62%	5/2/2005
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.00%	70,054	11.397179	798,418	0.00%	22.75%
2009	0.10%	19,428	11.313940	219,807	0.00%	22.63%
2009	0.25%	50,987	11.190284	570,559	0.00%	22.45%
2008	0.00%	74,557	9.284535	692,227	0.00%	-39.47%
2008	0.10%	20,820	9.225949	192,084	0.00%	-39.53%
2008	0.25%	29,832	9.138805	272,629	0.00%	-39.62%
2008	0.40%	480	9.052482	4,345	0.00%	-39.72%
2007	0.00%	70,284	15.339463	1,078,119	0.00%	0.52%
2007	0.10%	24,496	15.257956	373,759	0.00%	0.41%
2007	0.20%	13,934	15.176941	211,475	0.00%	0.31%
2007	0.25%	20,928	15.136586	316,778	0.00%	0.26%
2007	0.40%	1,998	15.016171	30,002	0.00%	0.11%
2006	0.00%	54,558	15.260818	832,600	0.00%	5.25%
2006	0.10%	9,420	15.195016	143,137	0.00%	5.15%
2006	0.20%	11,666	15.129543	176,501	0.00%	5.04%
2006	0.25%	18,450	15.096902	278,538	0.00%	4.99%
2006	0.40%	7,818	14.999423	117,265	0.00%	4.83%
2005	0.00%	69,514	14.499238	1,007,900	0.00%	2.90%
2005	0.10%	1,074	14.451137	15,521	0.00%	2.79%
2005	0.20%	9,828	14.403227	141,555	0.00%	2.69%
2005	0.25%	15,290	14.379334	219,860	0.00%	2.64%
2005	0.40%	20,788	14.307871	297,432	0.00%	2.49%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.00%	156,920	14.587514	2,289,073	2.13%	31.43%
2008	0.00%	226,546	11.099348	2,514,513	2.16%	-39.44%
2007	0.00%	254,068	18.328379	4,656,655	0.09%	7.61%
2006	0.00%	160,134	17.031699	2,727,354	0.16%	13.70%
2005	0.00%	104,292	14.979202	1,562,211	0.00%	6.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	2,150,050	$15.999951	$34,400,695	0.33%	44.52%
2009	0.10%	315,282	11.932216	3,762,013	0.33%	44.37%
2009	0.20%	1,910,067	9.257266	17,681,998	0.33%	44.23%
2009	0.25%	3,390,134	9.215295	31,241,085	0.33%	44.16%
2009	0.40%	11,854	13.161667	156,018	0.33%	43.94%
2008	0.00%	2,357,625	11.071272	26,101,908	0.14%	-45.52%
2008	0.10%	586,696	8.264836	4,848,946	0.14%	-45.57%
2008	0.20%	2,400,370	6.418454	15,406,664	0.14%	-45.63%
2008	0.25%	3,405,107	6.392540	21,767,283	0.14%	-45.65%
2008	0.40%	137,113	9.143789	1,253,732	0.14%	-45.74%
2007	0.00%	2,560,294	20.320760	52,027,120	0.22%	14.15%
2007	0.10%	671,050	15.184919	10,189,840	0.22%	14.03%
2007	0.20%	1,732,160	11.804408	20,447,123	0.22%	13.92%
2007	0.25%	3,734,518	11.762653	43,927,839	0.22%	13.86%
2007	0.40%	364,698	16.850466	6,145,331	0.22%	13.69%
2006	0.00%	2,846,436	17.801944	50,672,094	0.38%	7.95%
2006	0.10%	530,754	13.316078	7,067,562	0.38%	7.84%
2006	0.20%	1,641,104	10.362024	17,005,159	0.38%	7.73%
2006	0.25%	3,188,414	10.330569	32,938,131	0.38%	7.68%
2006	0.40%	1,040,592	14.821276	15,422,901	0.38%	7.52%
2005	0.00%	2,994,184	16.491164	49,377,579	0.91%	5.10%
2005	0.10%	558,612	12.347907	6,897,689	0.91%	4.99%
2005	0.20%	1,970,560	9.618219	18,953,278	0.91%	4.89%
2005	0.25%	3,734,142	9.593805	35,824,630	0.91%	4.84%
2005	0.40%	1,425,776	13.784845	19,654,101	0.91%	4.68%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.00%	1,233,718	12.609317	15,556,341	2.21%	39.70%
2008	0.00%	1,290,636	9.026171	11,649,501	1.57%	-40.19%
2007	0.00%	1,378,496	15.092302	20,804,678	1.24%	6.34%
2006	0.00%	1,194,348	14.192798	16,951,140	0.84%	17.69%
2005	0.00%	723,136	12.059670	8,720,782	0.00%	20.60%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	0.00%	848,172	$13.397168	$11,363,103	2.21%	39.77%
2009	0.10%	263,715	13.268257	3,499,038	2.21%	39.63%
2009	0.20%	671,992	13.140568	8,830,357	2.21%	39.49%
2009	0.25%	1,906,475	13.077210	24,931,374	2.21%	39.42%
2009	0.40%	360	12.888902	4,640	2.21%	39.21%
2008	0.00%	1,018,581	9.585005	9,763,104	1.55%	-40.19%
2008	0.10%	292,991	9.502282	2,784,083	1.55%	-40.25%
2008	0.20%	771,294	9.420249	7,265,782	1.55%	-40.31%
2008	0.25%	1,877,301	9.379518	17,608,179	1.55%	-40.34%
2008	0.40%	134,904	9.258335	1,248,986	1.55%	-40.43%
2007	0.00%	1,244,300	16.025167	19,940,115	1.33%	6.32%
2007	0.10%	319,328	15.902782	5,078,204	1.33%	6.21%
2007	0.20%	664,384	15.781314	10,484,853	1.33%	6.11%
2007	0.25%	1,785,708	15.720950	28,073,026	1.33%	6.05%
2007	0.40%	792,482	15.541185	12,316,109	1.33%	5.89%
2006	0.00%	1,579,632	15.072696	23,809,313	1.07%	17.69%
2006	0.10%	150,202	14.972632	2,248,919	1.07%	17.57%
2006	0.20%	578,604	14.873215	8,605,702	1.07%	17.46%
2006	0.25%	1,608,848	14.823774	23,849,199	1.07%	17.40%
2006	0.40%	898,758	14.676391	13,190,524	1.07%	17.22%
2005	0.00%	2,017,894	12.806945	25,843,057	1.00%	14.31%
2005	0.10%	183,864	12.734604	2,341,435	1.00%	14.19%
2005	0.20%	1,091,788	12.662678	13,824,960	1.00%	14.08%
2005	0.25%	1,169,740	12.626867	14,770,151	1.00%	14.02%
2005	0.40%	810,028	12.520042	10,141,585	1.00%	13.85%
High Income Fund/VA - Class 3 (OVHI3)
2009	0.00%	380,539	2.584961	983,678	0.00%	26.75%
2008	0.00%	237,435	2.039384	484,221	5.39%	-78.89%
2007	0.00%	97,144	9.661022	938,510	0.00%	-3.39%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.00%	111,867	3.642267	407,449	0.00%	25.32%
2008	0.00%	147,777	2.906468	429,509	8.17%	-78.67%
2007	0.00%	197,334	13.627157	2,689,101	7.57%	-0.10%
2006	0.00%	324,172	13.641009	4,422,033	6.62%	9.42%
2005	0.00%	304,496	12.466334	3,795,949	6.30%	2.31%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.00%	1,878,416	11.819203	22,201,380	1.96%	28.29%
2009	0.10%	84,972	10.772223	915,337	1.96%	28.16%
2009	0.20%	184,538	10.200084	1,882,303	1.96%	28.03%
2009	0.25%	164,327	10.153815	1,668,546	1.96%	27.97%
2008	0.00%	2,155,808	9.213175	19,861,836	1.52%	-38.47%
2008	0.10%	96,686	8.405452	812,690	1.52%	-38.53%
2008	0.20%	127,115	7.966974	1,012,722	1.52%	-38.59%
2008	0.25%	197,165	7.934811	1,564,467	1.52%	-38.62%
2007	0.00%	2,359,688	14.973285	35,332,281	1.00%	4.42%
2007	0.10%	92,924	13.674278	1,270,669	1.00%	4.32%
2007	0.20%	333,966	12.973942	4,332,856	1.00%	4.21%
2007	0.25%	225,200	12.928044	2,911,396	1.00%	4.16%
2006	0.00%	2,564,464	14.338943	36,771,703	1.10%	15.02%
2006	0.10%	43,364	13.108136	568,421	1.10%	14.91%
2006	0.20%	184,798	12.449315	2,300,609	1.10%	14.80%
2006	0.25%	370,160	12.411511	4,594,245	1.10%	14.74%
2006	0.40%	3,524	11.856561	41,783	1.10%	14.57%
2005	0.00%	2,675,742	12.465965	33,355,706	1.37%	5.98%
2005	0.10%	65,504	11.407291	747,223	1.37%	5.87%
2005	0.20%	185,032	10.844763	2,006,628	1.37%	5.76%
2005	0.25%	381,782	10.817217	4,129,819	1.37%	5.71%
2005	0.40%	5,684	10.349023	58,824	1.37%	5.55%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.00%	247,124	17.642817	4,359,964	0.83%	37.20%
2008	0.00%	239,034	12.859537	3,073,867	0.51%	-37.83%
2007	0.00%	264,706	20.683895	5,475,151	0.29%	-1.21%
2006	0.00%	215,614	20.937110	4,514,334	0.13%	15.00%
2005	0.00%	146,346	18.206560	2,664,457	0.00%	9.92%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	0.00%	1,391,901	$11.354891	$15,804,884	0.00%	32.61%
2009	0.10%	205,460	9.048967	1,859,201	0.00%	32.47%
2009	0.20%	105,065	6.251839	656,849	0.00%	32.34%
2009	0.25%	757,963	6.223493	4,717,177	0.00%	32.28%
2008	0.00%	1,511,513	8.562806	12,942,793	0.00%	-49.07%
2008	0.10%	250,167	6.830721	1,708,821	0.00%	-49.12%
2008	0.20%	135,869	4.723995	641,844	0.00%	-49.17%
2008	0.25%	841,598	4.704920	3,959,651	0.00%	-49.19%
2007	0.00%	1,618,182	16.811588	27,204,209	0.00%	6.33%
2007	0.10%	528,414	13.424400	7,093,641	0.00%	6.23%
2007	0.20%	121,920	9.293377	1,133,049	0.00%	6.12%
2007	0.25%	1,094,732	9.260496	10,137,761	0.00%	6.07%
2006	0.00%	1,834,314	15.810416	29,001,267	0.00%	2.96%
2006	0.10%	445,344	12.637642	5,628,098	0.00%	2.85%
2006	0.20%	106,664	8.757520	934,112	0.00%	2.75%
2006	0.25%	1,386,376	8.730923	12,104,342	0.00%	2.70%
2006	0.40%	986	13.200215	13,015	0.00%	2.55%
2005	0.00%	2,021,976	15.356470	31,050,414	0.00%	12.33%
2005	0.10%	448,332	12.287042	5,508,674	0.00%	12.21%
2005	0.20%	454,650	8.523068	3,875,013	0.00%	12.10%
2005	0.25%	1,772,498	8.501413	15,068,738	0.00%	12.05%
2005	0.40%	5,300	12.872483	68,224	0.00%	11.88%
Strategic Bond Fund/VA - Non-Service Shares (OVSB)
2009	0.20%	152,297	10.081478	1,535,379	0.32%	18.59%
2009	0.25%	21,266	10.071445	214,179	0.32%	18.53%
2008	0.20%	104,885	8.500963	891,624	3.48%	-14.99%	1/2/2008
2008	0.25%	9,576	8.496736	81,365	3.48%	-15.03%	1/2/2008
All Asset Portfolio - Administrative Class (PMVAAA)
2009	0.00%	1,575	13.834339	21,789	6.32%	21.57%
2009	0.10%	25,654	13.756266	352,903	6.32%	21.45%
2009	0.25%	35,843	13.639951	488,897	6.32%	21.27%
2008	0.00%	1,313	11.379397	14,941	4.28%	-15.84%
2008	0.10%	15,498	11.326491	175,538	4.28%	-15.93%
2008	0.25%	35,350	11.247576	397,602	4.28%	-16.05%
2008	0.40%	730	11.169222	8,154	4.28%	-16.18%
2007	0.10%	15,834	13.472183	213,319	8.25%	8.22%
2007	0.25%	133,088	13.398414	1,783,168	8.25%	8.06%
2007	0.40%	2,462	13.325057	32,806	8.25%	7.89%
2006	0.25%	121,412	12.399544	1,505,453	4.03%	4.40%
2006	0.40%	2,542	12.350260	31,394	4.03%	4.24%
2005	0.25%	287,514	11.877133	3,414,842	4.94%	5.96%
2005	0.40%	58,972	11.847635	698,679	4.94%	5.81%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2009	0.00%	41,010	11.047544	453,060	1.82%	4.07%
2009	0.25%	16,785	11.001548	184,661	1.82%	3.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Low Duration Portfolio - Administrative Class (PMVLDA)
2009	0.00%	298,516	$13.516257	$4,034,819	3.53%	13.32%
2009	0.10%	109,511	13.417547	1,469,369	3.53%	13.20%
2009	0.20%	1,554,752	13.319459	20,708,456	3.53%	13.09%
2009	0.25%	2,339,252	13.270656	31,043,409	3.53%	13.03%
2009	0.40%	9,468	13.125160	124,269	3.53%	12.86%
2008	0.00%	15,497	11.927738	184,844	4.10%	-0.45%
2008	0.10%	85,251	11.852482	1,010,436	4.10%	-0.55%
2008	0.20%	1,648,644	11.777625	19,417,111	4.10%	-0.65%
2008	0.25%	1,211,549	11.740354	14,224,014	4.10%	-0.70%
2008	0.40%	167,038	11.629122	1,942,505	4.10%	-0.85%
2007	0.10%	115,344	11.918100	1,374,681	4.75%	7.27%
2007	0.20%	1,869,506	11.854696	22,162,425	4.75%	7.16%
2007	0.25%	1,853,686	11.823104	21,916,322	4.75%	7.10%
2007	0.40%	189,584	11.728722	2,223,578	4.75%	6.94%
2006	0.10%	24,296	11.110721	269,946	4.19%	3.86%
2006	0.20%	1,775,448	11.062747	19,641,332	4.19%	3.75%
2006	0.25%	875,682	11.038824	9,666,499	4.19%	3.70%
2006	0.40%	995,170	10.967285	10,914,313	4.19%	3.55%
2005	0.20%	1,845,738	10.662435	19,680,061	2.71%	0.80%
2005	0.25%	747,294	10.644694	7,954,716	2.71%	0.75%
2005	0.40%	1,106,776	10.591594	11,722,522	2.71%	0.60%
Real Return Portfolio - Administrative Class (PMVRRA)
2009	0.00%	17,619	15.392452	271,200	3.17%	18.35%
2009	0.10%	171,544	15.279874	2,621,171	3.17%	18.23%
2009	0.20%	1,055,715	15.168007	16,013,093	3.17%	18.11%
2009	0.25%	3,725,567	15.112339	56,302,031	3.17%	18.05%
2009	0.40%	15,809	14.946401	236,288	3.17%	17.87%
2008	0.00%	1,297	13.006263	16,869	3.55%	-7.02%
2008	0.10%	150,898	12.924061	1,950,215	3.55%	-7.12%
2008	0.20%	817,317	12.842295	10,496,226	3.55%	-7.21%
2008	0.25%	2,758,640	12.801575	35,314,937	3.55%	-7.26%
2008	0.40%	953,934	12.680079	12,095,958	3.55%	-7.40%
2007	0.10%	93,920	13.914414	1,306,842	4.64%	10.53%
2007	0.20%	777,912	13.840237	10,766,486	4.64%	10.42%
2007	0.25%	1,535,174	13.803269	21,190,420	4.64%	10.37%
2007	0.40%	1,489,604	13.692856	20,396,933	4.64%	10.20%
2006	0.10%	50,474	12.588282	635,381	4.26%	0.64%
2006	0.20%	672,656	12.533792	8,430,930	4.26%	0.54%
2006	0.25%	1,287,852	12.506613	16,106,667	4.26%	0.49%
2006	0.40%	1,442,470	12.425357	17,923,205	4.26%	0.34%
2005	0.10%	80,408	12.508033	1,005,746	2.85%	1.97%
2005	0.20%	628,146	12.466336	7,830,679	2.85%	1.87%
2005	0.25%	1,206,896	12.445521	15,020,450	2.85%	1.82%
2005	0.40%	640,224	12.383232	7,928,042	2.85%	1.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Total Return Portfolio - Administrative Class (PMVTRA)
2009	0.00%	176,178	$15.739138	$2,772,890	5.33%	14.03%
2009	0.10%	1,021,669	15.624030	15,962,587	5.33%	13.91%
2009	0.20%	4,005,633	15.509642	62,125,934	5.33%	13.80%
2009	0.25%	9,496,915	15.452727	146,753,235	5.33%	13.74%
2009	0.40%	22,586	15.283042	345,183	5.33%	13.57%
2008	0.00%	72,078	13.802824	994,880	4.47%	4.75%
2008	0.10%	1,250,843	13.715592	17,156,052	4.47%	4.64%
2008	0.20%	2,728,440	13.628820	37,185,418	4.47%	4.54%
2008	0.25%	7,835,547	13.585613	106,450,709	4.47%	4.49%
2008	0.40%	621,710	13.456667	8,366,144	4.47%	4.33%
2007	0.10%	832,700	13.106902	10,914,117	4.81%	8.63%
2007	0.20%	3,931,096	13.037033	51,249,828	4.81%	8.52%
2007	0.25%	5,454,364	13.002214	70,918,808	4.81%	8.47%
2007	0.40%	1,905,050	12.898203	24,571,722	4.81%	8.31%
2006	0.10%	8,770	12.065231	105,812	4.42%	3.74%
2006	0.20%	3,889,630	12.013005	46,726,145	4.42%	3.64%
2006	0.25%	3,326,500	11.986960	39,874,622	4.42%	3.59%
2006	0.40%	3,150,134	11.909077	37,515,188	4.42%	3.43%
2005	0.10%	30,398	11.629906	353,526	3.47%	2.32%
2005	0.20%	3,110,384	11.591132	36,052,872	3.47%	2.22%
2005	0.25%	2,083,246	11.571785	24,106,875	3.47%	2.17%
2005	0.40%	2,531,932	11.513866	29,152,326	3.47%	2.02%
Variable Contracts Trust - Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
2009	0.00%	38,365	7.640745	293,137	1.20%	74.64%
2009	0.25%	134,639	7.597606	1,022,934	1.20%	74.21%
2008	0.00%	1,435	4.375030	6,278	0.36%	-58.20%
2008	0.25%	32,111	4.361213	140,043	0.36%	-58.31%
Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)
2009	0.00%	6,000	18.069028	108,414	8.34%	60.49%
2009	0.10%	56,238	17.937073	1,008,745	8.34%	60.33%
2009	0.20%	517,292	17.805947	9,210,874	8.34%	60.17%
2009	0.25%	458,604	17.740695	8,135,954	8.34%	60.09%
2008	0.00%	433	11.258511	4,875	8.46%	-35.43%
2008	0.10%	110,077	11.187479	1,231,484	8.46%	-35.49%
2008	0.20%	694,575	11.116824	7,721,468	8.46%	-35.55%
2008	0.25%	254,649	11.081635	2,821,927	8.46%	-35.59%
2008	0.40%	52,370	10.976641	574,847	8.46%	-35.68%
2007	0.10%	100,470	17.342224	1,742,373	5.36%	5.81%
2007	0.20%	507,564	17.249965	8,755,461	5.36%	5.71%
2007	0.25%	195,182	17.203983	3,357,908	5.36%	5.65%
2007	0.40%	179,670	17.066645	3,066,364	5.36%	5.50%
2006	0.10%	10,514	16.389248	172,317	5.53%	8.39%
2006	0.20%	467,554	16.318486	7,629,773	5.53%	8.29%
2006	0.25%	82,444	16.283186	1,342,451	5.53%	8.23%
2006	0.40%	280,054	16.177661	4,530,619	5.53%	8.07%
2005	0.10%	11,722	15.120107	177,238	5.49%	1.84%
2005	0.20%	438,236	15.069867	6,604,158	5.49%	1.74%
2005	0.25%	36,528	15.044787	549,556	5.49%	1.69%
2005	0.40%	252,932	14.969736	3,786,325	5.49%	1.54%
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2009	0.00%	59,317	12.591298	746,878	2.76%	29.81%
2008	0.00%	63,826	9.699626	619,088	2.04%	-38.70%
2007	0.00%	65,188	15.822165	1,031,415	1.43%	-6.04%
2006	0.00%	79,204	16.838971	1,333,714	1.47%	15.91%
2005	0.00%	79,162	14.527575	1,150,032	1.49%	5.23%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2009	0.00%	77,883	16.132414	1,256,441	0.00%	24.63%
2008	0.00%	98,334	12.943794	1,272,815	2.18%	-43.95%
2007	0.00%	132,680	23.093467	3,064,041	2.23%	8.37%
2006	0.00%	227,790	21.310423	4,854,301	0.36%	27.72%
2005	0.00%	138,276	16.685441	2,307,196	1.32%	12.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2009	0.25%	532	$7.071223	$3,762	1.78%	31.20%
2008	0.25%	65	5.389467	350	0.00%	-39.51%
Putnam VT Vista Fund - IB Shares (PVVIB)
2009	0.20%	5,870	13.767109	80,813	0.00%	37.67%	2/6/2009
2009	0.25%	797	14.151257	11,279	0.00%	41.51%	2/13/2009
Putnam VT Voyager Fund - IB Shares (PVTVB)
2009	0.00%	89,306	15.109296	1,349,351	0.69%	63.90%
2008	0.00%	54,796	9.218880	505,158	0.00%	-37.03%
2007	0.00%	29,740	14.640393	435,405	0.00%	5.52%
2006	0.00%	28,784	13.874456	399,362	0.11%	5.44%
2005	0.00%	27,308	13.159164	359,350	0.59%	5.69%
Global Real Estate Portfolio - Class II (VKVGR2)
2009	0.00%	10,415	6.931156	72,188	0.02%	41.42%
2009	0.25%	98,075	6.892024	675,935	0.02%	41.06%
2008	0.00%	9,686	4.901259	47,474	4.11%	-44.34%
2008	0.25%	85,328	4.885787	416,894	4.11%	-44.48%
2008	0.40%	4,297	4.876534	20,954	4.11%	-44.57%
Micro-Cap Portfolio - Investment Class (ROCMC)
2009	0.00%	16,000	21.643845	346,302	0.00%	58.04%
2009	0.10%	126,584	21.485855	2,719,765	0.00%	57.89%
2009	0.20%	478,012	21.329008	10,195,522	0.00%	57.73%
2009	0.25%	1,217,957	21.251012	25,882,819	0.00%	57.65%
2009	0.40%	9,307	21.018795	195,622	0.00%	57.41%
2008	0.00%	3,305	13.694894	45,262	2.44%	-43.27%
2008	0.10%	126,086	13.608530	1,715,845	2.44%	-43.33%
2008	0.20%	526,233	13.522698	7,116,090	2.44%	-43.38%
2008	0.25%	1,056,241	13.479984	14,238,112	2.44%	-43.41%
2008	0.40%	243,108	13.352691	3,246,146	2.44%	-43.50%
2007	0.10%	192,752	24.012175	4,628,395	1.50%	3.87%
2007	0.20%	516,162	23.884685	12,328,367	1.50%	3.77%
2007	0.25%	1,213,818	23.821182	28,914,579	1.50%	3.72%
2007	0.40%	383,860	23.631757	9,071,286	1.50%	3.56%
2006	0.10%	102,390	23.116715	2,366,920	0.17%	20.95%
2006	0.20%	487,556	23.017122	11,222,136	0.17%	20.83%
2006	0.25%	779,248	22.967474	17,897,358	0.17%	20.77%
2006	0.40%	767,354	22.819241	17,510,436	0.17%	20.59%
2005	0.10%	11,746	19.112697	224,498	0.60%	11.50%
2005	0.20%	516,002	19.049333	9,829,494	0.60%	11.39%
2005	0.25%	690,136	19.017724	13,124,816	0.60%	11.33%
2005	0.40%	830,676	18.923254	15,719,093	0.60%	11.17%
Small-Cap Portfolio - Investment Class (ROCSC)
2009	0.20%	24,523	9.885736	242,428	0.00%	34.93%
2009	0.25%	3,424	9.875865	33,815	0.00%	34.86%
2008	0.20%	11,031	7.326443	80,818	0.43%	-26.74%	1/2/2008
2008	0.25%	1,007	7.322794	7,374	0.43%	-26.77%	1/2/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.00%	247,600	$11.315697	$2,801,767	0.00%	41.79%
2009	0.20%	32,437	11.210550	363,637	0.00%	41.51%
2009	0.25%	4,535	11.184427	50,721	0.00%	41.44%
2008	0.00%	273,286	7.980543	2,180,971	0.11%	-42.65%
2008	0.20%	23,532	7.922205	186,425	0.11%	-42.76%
2008	0.25%	2,151	7.907699	17,009	0.11%	-42.79%
2007	0.00%	212,892	13.915435	2,962,485	0.11%	12.49%
2006	0.00%	117,044	12.370493	1,447,892	0.34%	9.33%
2005	0.00%	33,050	11.314946	373,959	0.16%	13.15%	5/2/2005
Equity Income Portfolio - II (TREI2)
2009	0.00%	348,107	14.706264	5,119,353	1.81%	25.25%
2009	0.10%	153,172	14.598914	2,236,145	1.81%	25.13%
2009	0.20%	1,596,462	14.492354	23,136,492	1.81%	25.00%
2009	0.25%	2,808,807	14.439362	40,557,381	1.81%	24.94%
2009	0.40%	15,065	14.281536	215,151	1.81%	24.75%
2008	0.00%	345,566	11.741384	4,057,423	2.12%	-36.26%
2008	0.10%	166,121	11.667331	1,938,189	2.12%	-36.33%
2008	0.20%	1,762,229	11.593772	20,430,881	2.12%	-36.39%
2008	0.25%	2,240,330	11.557153	25,891,837	2.12%	-36.42%
2008	0.40%	562,661	11.447985	6,441,335	2.12%	-36.52%
2007	0.00%	342,686	18.422059	6,312,982	1.51%	3.03%
2007	0.10%	160,922	18.324230	2,948,772	1.51%	2.93%
2007	0.20%	1,884,266	18.226974	34,344,467	1.51%	2.82%
2007	0.25%	2,229,008	18.178518	40,520,062	1.51%	2.77%
2007	0.40%	834,360	18.033915	15,046,777	1.51%	2.62%
2006	0.00%	232,318	17.880327	4,153,922	1.35%	18.65%
2006	0.10%	17,014	17.803262	302,905	1.35%	18.53%
2006	0.20%	1,955,804	17.726578	34,669,712	1.35%	18.41%
2006	0.25%	1,540,034	17.688346	27,240,654	1.35%	18.35%
2006	0.40%	1,391,756	17.574134	24,458,906	1.35%	18.18%
2005	0.00%	69,938	15.070153	1,053,976	1.39%	3.69%
2005	0.10%	22,826	15.020167	342,850	1.39%	3.59%
2005	0.20%	1,993,558	14.970390	29,844,341	1.39%	3.49%
2005	0.25%	892,058	14.945544	13,332,292	1.39%	3.44%
2005	0.40%	1,649,340	14.871262	24,527,767	1.39%	3.28%
Health Sciences Portfolio - II (TRHS2)
2009	0.20%	147,391	9.320531	1,373,762	0.00%	31.09%
2009	0.25%	20,581	9.311233	191,634	0.00%	31.03%
2008	0.20%	163,681	7.109924	1,163,759	0.00%	-28.90%	1/2/2008
2008	0.25%	14,944	7.106377	106,198	0.00%	-28.94%	1/2/2008
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	177,875	11.230967	1,997,708	3.75%	1.31%
2007	0.00%	97,460	11.086232	1,080,464	4.06%	5.23%
2006	0.00%	51,598	10.535464	543,609	3.73%	4.03%
2005	0.00%	19,896	10.127763	201,502	2.09%	1.28%	5/2/2005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - II (TRMCG2)
2009	0.10%	83,827	$20.683485	$1,733,834	0.00%	45.22%
2009	0.20%	266,361	20.532481	5,469,052	0.00%	45.07%
2009	0.25%	665,706	20.457409	13,618,620	0.00%	45.00%
2008	0.10%	97,962	14.242855	1,395,259	0.00%	-40.00%
2008	0.20%	302,266	14.153026	4,277,979	0.00%	-40.06%
2008	0.25%	681,051	14.108326	9,608,490	0.00%	-40.09%
2007	0.10%	118,598	23.736199	2,815,066	0.00%	17.11%
2007	0.20%	283,588	23.610164	6,695,559	0.00%	16.99%
2007	0.25%	726,466	23.547392	17,106,380	0.00%	16.93%
2007	0.40%	34,870	23.360091	814,566	0.00%	16.75%
2006	0.10%	23,520	20.268825	476,723	0.00%	6.28%
2006	0.20%	288,630	20.181467	5,824,977	0.00%	6.17%
2006	0.25%	560,134	20.137940	11,279,945	0.00%	6.12%
2006	0.40%	256,586	20.007898	5,133,747	0.00%	5.96%
2005	0.10%	44,810	19.071958	854,614	0.00%	14.32%
2005	0.20%	626,894	19.008705	11,916,443	0.00%	14.21%
2005	0.25%	356,418	18.977178	6,763,808	0.00%	14.15%
2005	0.40%	453,782	18.882872	8,568,707	0.00%	13.98%
New America Growth Portfolio (TRNAG1)
2009	0.00%	19,557	12.771923	249,780	0.00%	49.76%
2009	0.10%	67,015	12.699803	851,077	0.00%	49.62%
2009	0.20%	107,004	12.628086	1,351,256	0.00%	49.47%
2009	0.25%	875,288	12.592384	11,021,963	0.00%	49.39%
2009	0.40%	2,068	12.485874	25,821	0.00%	49.17%
2008	0.10%	52,850	8.488305	448,607	0.00%	-38.30%
2008	0.20%	83,615	8.448808	706,447	0.00%	-38.37%
2008	0.25%	307,465	8.429140	2,591,666	0.00%	-38.40%
2008	0.40%	481,319	8.370383	4,028,824	0.00%	-38.49%
2007	0.10%	25,334	13.758234	348,551	0.00%	13.67%
2007	0.20%	299,098	13.707959	4,100,023	0.00%	13.55%
2007	0.25%	194,180	13.682900	2,656,946	0.00%	13.49%
2007	0.40%	536,034	13.607980	7,294,340	0.00%	13.32%
2006	0.20%	301,726	12.072027	3,642,444	0.04%	7.12%
2006	0.25%	86,392	12.056017	1,041,543	0.04%	7.06%
2006	0.40%	551,676	12.008095	6,624,578	0.04%	6.90%
2005	0.20%	690,950	11.269904	7,786,940	0.00%	4.26%
2005	0.25%	2,404	11.260565	27,070	0.00%	4.21%
2005	0.40%	584,706	11.232593	6,567,765	0.00%	4.06%
Personal Strategy Balanced Portfolio (TRPSB1)
2009	0.00%	2,569	10.094281	25,932	2.19%	32.12%
2009	0.25%	42,706	10.016034	427,745	2.19%	31.79%
2008	0.00%	7,764	7.640233	59,319	2.80%	-29.88%
2008	0.25%	47,397	7.599968	360,216	2.80%	-30.06%
2008	0.40%	143	7.575907	1,083	2.80%	-30.16%
2007	0.25%	5,720	10.865761	62,152	1.34%	7.34%
2007	0.40%	340	10.847653	3,688	1.34%	7.18%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	0.00%	363,631	$27.002169	$9,818,826	0.16%	113.17%
2009	0.10%	130,675	36.550513	4,776,238	0.16%	112.96%
2009	0.20%	78,529	33.719407	2,647,951	0.16%	112.75%
2009	0.25%	52,024	33.566508	1,746,264	0.16%	112.64%
2008	0.00%	379,342	12.666688	4,805,007	0.00%	-64.78%
2008	0.10%	96,284	17.162939	1,652,516	0.00%	-64.81%
2008	0.20%	70,043	15.849346	1,110,136	0.00%	-64.85%
2008	0.25%	73,280	15.785351	1,156,751	0.00%	-64.87%
2007	0.00%	517,190	35.963363	18,599,892	0.40%	37.61%
2007	0.10%	94,388	48.778177	4,604,075	0.40%	37.48%
2007	0.20%	66,494	45.090153	2,998,225	0.40%	37.34%
2007	0.25%	105,400	44.930650	4,735,691	0.40%	37.27%
2006	0.00%	565,466	26.133423	14,777,562	0.56%	39.49%
2006	0.10%	43,526	35.481161	1,544,353	0.56%	39.35%
2006	0.20%	46,954	32.831467	1,541,569	0.56%	39.21%
2006	0.25%	66,446	32.731758	2,174,894	0.56%	39.14%
2005	0.00%	573,050	18.734825	10,735,991	0.71%	32.00%
2005	0.10%	38,212	25.461491	972,934	0.71%	31.86%
2005	0.20%	45,066	23.583541	1,062,816	0.71%	31.73%
2005	0.25%	41,596	23.523647	978,490	0.71%	31.67%
2005	0.40%	596	17.488050	10,423	0.71%	31.47%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	0.00%	317,923	33.926069	10,785,878	0.25%	57.54%
2009	0.10%	104,417	47.150241	4,923,287	0.25%	57.38%
2009	0.20%	189,232	40.086483	7,585,645	0.25%	57.22%
2009	0.25%	175,560	39.904798	7,005,686	0.25%	57.14%
2009	0.40%	2,185	32.178659	70,310	0.25%	56.91%
2008	0.00%	387,879	21.535500	8,353,168	0.27%	-46.12%
2008	0.10%	84,350	29.959857	2,527,114	0.27%	-46.18%
2008	0.20%	129,114	25.496953	3,292,014	0.27%	-46.23%
2008	0.25%	133,086	25.394095	3,379,599	0.27%	-46.26%
2008	0.40%	6,726	20.508184	137,938	0.27%	-46.34%
2007	0.00%	416,768	39.972562	16,659,285	0.11%	45.36%
2007	0.10%	99,614	55.665036	5,545,017	0.11%	45.21%
2007	0.20%	81,432	47.420563	3,861,551	0.11%	45.06%
2007	0.25%	170,146	47.252962	8,039,902	0.11%	44.99%
2007	0.40%	6,820	38.218809	260,652	0.11%	44.77%
2006	0.00%	487,264	27.499610	13,399,570	0.06%	24.49%
2006	0.10%	20,452	38.333948	784,006	0.06%	24.37%
2006	0.20%	59,788	32.689202	1,954,422	0.06%	24.24%
2006	0.25%	153,486	32.590053	5,002,117	0.06%	24.18%
2005	0.00%	509,766	22.089482	11,260,467	0.31%	51.67%
2005	0.10%	26,250	30.823042	809,105	0.31%	51.52%
2005	0.20%	52,740	26.310503	1,387,616	0.31%	51.37%
2005	0.25%	129,856	26.243783	3,407,913	0.31%	51.29%
2005	0.40%	52	21.290146	1,107	0.31%	51.07%
Vanguard(R) Variable Insurance Funds - Balanced Portfolio (VVB)
2009	0.20%	127,334	9.519394	1,212,143	4.83%	22.66%
2009	0.25%	17,780	9.509907	169,086	4.83%	22.60%
2008	0.20%	109,081	7.761012	846,579	0.00%	-22.39%	1/2/2008
2008	0.25%	9,959	7.757156	77,254	0.00%	-22.43%	1/2/2008
Vanguard(R) Variable Insurance Funds - Diversified Value Portfolio (VVDV)
2009	0.20%	175,071	8.193060	1,434,367	3.85%	26.67%
2009	0.25%	24,446	8.184883	200,088	3.85%	26.61%
2008	0.20%	143,388	6.467982	927,431	0.00%	-35.32%	1/2/2008
2008	0.25%	13,091	6.464759	84,630	0.00%	-35.35%	1/2/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Vanguard(R) Variable Insurance Funds - International Portfolio (VVI)
2009	0.20%	410,028	$7.883310	$3,232,378	3.47%	42.50%
2009	0.25%	57,254	7.875437	450,900	3.47%	42.43%
2008	0.20%	356,354	5.532166	1,971,409	0.00%	-44.68%	1/2/2008
2008	0.25%	32,536	5.529407	179,905	0.00%	-44.71%	1/2/2008
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
2009	0.20%	342,621	8.254974	2,828,327	1.64%	40.09%
2009	0.25%	47,841	8.246745	394,533	1.64%	40.02%
2008	0.20%	301,906	5.892524	1,778,988	0.00%	-41.07%	1/2/2008
2008	0.25%	27,909	5.889589	164,373	0.00%	-41.10%	1/2/2008
Vanguard(R) Variable Insurance Funds - Short-Term Investment-Grade Portfolio (VVSTC)
2009	0.20%	278,059	10.898210	3,030,345	3.71%	13.63%
2009	0.25%	38,826	10.887347	422,712	3.71%	13.57%
2008	0.20%	223,003	9.590829	2,138,784	0.00%	-4.09%	1/2/2008
2008	0.25%	20,361	9.586056	195,182	0.00%	-4.14%	1/2/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.00%	287,483	10.509760	3,021,377	0.13%	25.05%
2009	0.25%	146,447	10.450534	1,530,449	0.13%	24.73%
2008	0.00%	9,046	8.404777	76,030	1.01%	-25.79%
2008	0.25%	36,675	8.378314	307,275	1.01%	-25.98%
2008	0.40%	795	8.362478	6,648	1.01%	-26.09%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2009	0.00%	9,754	12.557495	122,486	0.37%	27.07%
2009	0.10%	37,585	12.499017	469,776	0.37%	26.95%
2009	0.25%	28,728	12.411842	356,567	0.37%	26.76%
2008	0.10%	21,448	9.845881	211,174	0.00%	-36.34%
2008	0.25%	42,971	9.791882	420,767	0.00%	-36.43%
2008	0.40%	229	9.738174	2,230	0.00%	-36.53%
2007	0.10%	12,832	15.110144	193,893	0.00%	22.80%
2007	0.25%	2,806	15.049872	43,230	0.00%	22.61%
2007	0.40%	24	14.989837	360	0.00%	22.43%
2006	0.40%	1,882	12.243877	23,043	0.00%	4.62%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2009	0.00%	10,737	9.935185	106,674	2.78%	23.62%
2009	0.10%	29,857	9.888874	295,252	2.78%	23.50%
2009	0.25%	48,451	9.819846	475,781	2.78%	23.31%
2008	0.00%	193	8.036688	1,551	0.94%	-36.03%
2008	0.10%	25,624	8.007242	205,178	0.94%	-36.10%
2008	0.25%	5,538	7.963301	44,101	0.94%	-36.20%
2008	0.40%	574	7.919581	4,546	0.94%	-36.29%
2007	0.10%	5,798	12.530753	72,653	1.28%	-16.15%
2007	0.25%	3,926	12.480780	49,000	1.28%	-16.28%
2007	0.40%	2,396	12.430983	29,785	1.28%	-16.40%
2006	0.25%	594	14.907103	8,855	1.58%	29.76%
2006	0.40%	2,546	14.870055	37,859	1.58%	29.57%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2009	0.00%	4,290	9.694632	41,590	0.00%	43.84%
2009	0.25%	103,724	9.639961	999,895	0.00%	43.48%
2008	0.00%	3,163	6.739848	21,318	0.00%	-33.89%
2008	0.25%	95,158	6.718607	639,329	0.00%	-34.05%
2008	0.40%	609	6.705890	4,084	0.00%	-34.15%
2007	0.25%	448	10.188127	4,564	0.00%	1.88%	9/27/2007

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2009	0.00%	169,734	$7.681010	$1,303,729	0.00%	40.30%
2009	0.10%	30,327	7.663653	232,416	0.00%	40.16%
2009	0.25%	43,498	7.637661	332,223	0.00%	39.95%
2008	0.00%	97,543	5.474555	534,005	0.00%	-44.36%
2008	0.10%	35,560	5.467646	194,429	0.00%	-44.41%
2008	0.25%	42,095	5.457284	229,724	0.00%	-44.50%
2008	0.40%	162	5.446950	882	0.00%	-44.58%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	0.00%	4	12.880035	52	0.00%	47.74%
2009	0.10%	180,073	12.756058	2,297,022	0.00%	47.59%
2009	0.20%	162,688	12.633308	2,055,288	0.00%	47.44%
2009	0.25%	315,434	12.572347	3,965,746	0.00%	47.37%
2008	0.00%	966,983	8.718261	8,430,410	1.86%	-40.10%
2008	0.10%	184,457	8.642979	1,594,258	1.86%	-40.16%
2008	0.20%	117,180	8.568374	1,004,042	1.86%	-40.22%
2008	0.25%	331,868	8.531293	2,831,263	1.86%	-40.25%
2007	0.00%	1,129,684	14.553953	16,441,368	0.61%	6.63%
2007	0.10%	224,604	14.442760	3,243,902	0.61%	6.53%
2007	0.20%	154,478	14.332457	2,214,049	0.61%	6.42%
2007	0.25%	358,194	14.277593	5,114,148	0.61%	6.37%
2006	0.00%	1,303,766	13.648563	17,794,532	0.00%	12.22%
2006	0.10%	143,310	13.557898	1,942,982	0.00%	12.11%
2006	0.20%	199,708	13.467901	2,689,648	0.00%	12.00%
2006	0.25%	454,354	13.423088	6,098,834	0.00%	11.94%
2006	0.40%	126	13.289662	1,674	0.00%	11.77%
2005	0.00%	1,428,994	12.162469	17,380,095	0.00%	7.88%
2005	0.10%	114,460	12.093732	1,384,249	0.00%	7.78%
2005	0.20%	360,812	12.025433	4,338,921	0.00%	7.67%
2005	0.25%	470,806	11.991404	5,645,625	0.00%	7.62%
2005	0.40%	110,270	11.889981	1,311,108	0.00%	7.45%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.00%	135,128	8.604153	1,162,662	0.00%	52.64%
2009	0.25%	298,197	8.555599	2,551,254	0.00%	52.26%
2008	0.00%	3,856	5.636741	21,735	0.00%	-41.42%
2008	0.25%	125,618	5.618956	705,842	0.00%	-41.57%
2008	0.40%	1,113	5.608316	6,242	0.00%	-41.66%
Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)
2008	0.10%	4,372	12.612983	55,144	1.51%	-35.55%
2008	0.20%	6,347	12.533943	79,553	1.51%	-35.61%
2007	0.10%	4,412	19.569601	86,341	1.87%	0.82%
2007	0.20%	6,420	19.466479	124,975	1.87%	0.71%
2006	0.10%	5,886	19.411280	114,255	1.18%	16.60%
2006	0.20%	6,476	19.328434	125,171	1.18%	16.49%
2006	0.25%	730	19.287150	14,080	1.18%	16.43%
2006	0.40%	2,838	19.163821	54,387	1.18%	16.26%
2005	0.10%	5,916	16.647145	98,485	0.60%	9.64%
2005	0.20%	22,284	16.592629	369,750	0.60%	9.54%
2005	0.25%	10,644	16.565444	176,323	0.60%	9.48%
2005	0.40%	14,156	16.484146	233,350	0.60%	9.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Equity Flex I Portfolio (obsolete) (WIEP)
2009	0.00%	93	$13.330928	$1,240	0.60%	22.20%
2008	0.00%	96,326	10.909328	1,050,852	1.75%	-41.03%
2008	0.25%	9,109	9.166659	83,499	1.75%	-41.18%
2007	0.00%	116,860	18.501094	2,162,038	1.09%	16.60%
2007	0.25%	10,580	15.584704	164,886	1.09%	16.30%
2006	0.00%	121,824	15.867715	1,933,069	1.01%	18.65%
2006	0.25%	7,190	13.400060	96,346	1.01%	18.36%
2005	0.00%	132,046	13.373190	1,765,876	0.88%	17.44%
2005	0.25%	7,410	11.321642	83,893	0.88%	17.15%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.00%	20	10.138334	203	2.62%	30.47%
2008	0.00%	33,935	7.770427	263,689	1.69%	-46.75%
2008	0.25%	5,184	5.551756	28,780	1.69%	-46.89%
2007	0.00%	38,516	14.592824	562,057	0.00%	-3.96%
2007	0.25%	6,308	10.452361	65,933	0.00%	-4.20%
2006	0.00%	46,476	15.193949	706,154	0.00%	13.20%
2006	0.25%	9,586	10.910325	104,586	0.00%	12.92%
2005	0.00%	48,980	13.421675	657,394	0.00%	16.14%
2005	0.25%	15,838	9.661761	153,023	0.00%	15.85%
International Index Portfolio - Class II (obsolete) (MLVIX2)
2006	0.25%	82,570	14.583459	1,204,156	5.83%	25.37%
2006	0.40%	17,946	14.547195	261,064	5.83%	25.18%
2005	0.25%	732	11.632654	8,515	1.76%	16.33%	5/2/2005
2005	0.40%	220	11.621096	2,557	1.76%	16.21%	5/2/2005
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.00%	757,878	10.568294	8,009,478	2.70%	-25.55%
2008	0.10%	48,246	9.589808	462,670	2.70%	-25.62%
2008	0.20%	104,098	9.695696	1,009,303	2.70%	-25.70%
2008	0.25%	108,297	9.656587	1,045,779	2.70%	-25.73%
2007	0.00%	856,726	14.194595	12,160,879	2.16%	4.63%
2007	0.10%	83,510	12.893261	1,076,716	2.16%	4.52%
2007	0.20%	140,532	13.048688	1,833,758	2.16%	4.41%
2007	0.25%	182,240	13.002564	2,369,587	2.16%	4.36%
2006	0.00%	919,452	13.567085	12,474,283	2.25%	12.25%
2006	0.10%	64,592	12.335682	796,786	2.25%	12.14%
2006	0.20%	73,958	12.496956	924,250	2.25%	12.02%
2006	0.25%	257,054	12.459031	3,202,644	2.25%	11.97%
2006	0.40%	608	12.170646	7,400	2.25%	11.80%
2005	0.00%	1,170,652	12.086643	14,149,253	1.98%	2.54%
2005	0.10%	81,682	11.000579	898,549	1.98%	2.44%
2005	0.20%	119,512	11.155509	1,333,217	1.98%	2.34%
2005	0.25%	234,374	11.127198	2,607,926	1.98%	2.29%
2005	0.40%	39,454	10.885904	429,492	1.98%	2.13%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	749,875	$9.006596	$6,753,821	0.00%	-46.11%
2008	0.10%	137,374	6.935563	952,766	0.00%	-46.17%
2008	0.25%	42,806	5.588576	239,225	0.00%	-46.25%
2007	0.00%	898,950	16.713321	15,024,440	0.00%	9.01%
2007	0.10%	104,616	12.883089	1,347,777	0.00%	8.91%
2007	0.25%	111,508	10.396626	1,159,307	0.00%	8.74%
2006	0.00%	961,292	15.331247	14,737,805	0.00%	9.91%
2006	0.10%	101,742	11.829636	1,203,571	0.00%	9.80%
2006	0.25%	154,712	9.560904	1,479,187	0.00%	9.63%
2006	0.40%	94	13.633719	1,282	0.00%	9.47%
2005	0.00%	989,192	13.949172	13,798,409	0.00%	9.74%
2005	0.10%	102,290	10.773967	1,102,069	0.00%	9.63%
2005	0.25%	161,102	8.720733	1,404,928	0.00%	9.47%
2005	0.40%	468	12.454266	5,829	0.00%	9.30%
Putnam VT OTC & Emerging Growth Fund - IB Shares (obsolete) (PVOEGB)
2008	0.20%	5,847	5.470558	31,986	0.00%	-45.29%	1/2/2008
2008	0.25%	533	5.467827	2,914	0.00%	-45.32%	1/2/2008
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.00%	72,061	11.767861	848,004	3.07%	-36.19%
2008	0.10%	11,493	10.447694	120,075	3.07%	-36.25%
2007	0.00%	87,284	18.440646	1,609,573	1.30%	1.79%
2007	0.25%	3,478	14.931536	51,932	1.30%	1.53%
2006	0.00%	96,894	18.117019	1,755,430	0.89%	19.35%
2006	0.25%	5,326	14.706419	78,326	0.89%	19.05%
2005	0.00%	117,378	15.179777	1,781,772	0.73%	8.14%
2005	0.25%	2,276	12.352874	28,115	0.73%	7.87%

2009	Contract owners equity:					$3,763,821,378
2008	Contract owners equity:					$3,233,903,295
2007	Contract owners equity:					$4,818,129,455
2006	Contract owners equity:					$4,464,442,368
2005	Contract owners equity:					$3,947,899,004

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts either through reductions in the unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010